June 30, 1998


Making the most of your time.

                               SEMIANNUAL REPORT


                         Insurance for the unexpected.
                     Investments for the opportunities.(R)



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Variable Series Trust

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


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Dear John Hancock Contract Owner,

One of the most important investment decisions that we can make has nothing to do with an investment product, asset class, or securities market.

It has to do with time.

You are probably familiar with the concept called "cost of waiting." Some people pay a stiff financial price when they fail to make decisions because they are uncertain of the best course of action. It is important to spend the time to fully understand your insurance and investment needs. For many customers, this involves consulting with a John Hancock Registered Representative who can help clarify the tradeoff between current spending and preparation for the future. Balance risk and return. Turn ideas into action. And, finally, select the right variable life or variable annuity product and the best choice of funds within that product.

Unfortunately, many of us are stretched for time because of work pressures, family obligations, community involvement ... or all of the above. That's why John Hancock is taking exciting steps to become even more accessible to you.

When you want or need to contact John Hancock for information or service, there are several avenues available to you. Of course, many of you are most comfortable dealing directly with your John Hancock representative. In addition, telephone access to our central office is available by calling 800-Real Life (800-732-5543). Service representatives are available Monday through Friday from
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transactions are available around the clock, 365 days a year. We also invite you to surf the net by contacting John Hancock via our award-winning Internet site at www.jhancock.com.

We want to assure you that we recognize how important your time is, and we are committed to helping you make the most of it. And, although the investment climate is ever changing, one thing remains constant: John Hancock's commitment to delivering value through quality products and responsive service. Don't hesitate to contact us. We are here to serve your needs.


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Sincerely,


/s/ Henry D. Shaw                   /s/ Thomas J. Lee

Henry D. Shaw                       Thomas J. Lee

Chairman                            President and Vice Chairman

--------------------------------------------------------------------------------
 ECONOMIC OVERVIEW: MID-YEAR REVIEW 1998
 JOHN HANCOCK ECONOMIC RESEARCH
--------------------------------------------------------------------------------

The economy's performance in the first half of 1998 was characterized by strong domestic demand and a burgeoning trade deficit which increasingly weighed down overall growth. Events overseas buoyed domestic demand, by keeping inflation in check and helping lower long term interest rates, but undermined the manufacturing sector which languished under the high dollar and sharply diminished Asian demand.

The economy continued to create jobs faster than the labor force grew, leading to the unemployment rate sliding to a 30 year low of 4.3% before rising slightly in June. Service sector employment growth soared, while manufacturing jobs contracted as the half wore on. Wire taut labor markets appeared to have little impact on inflation, as productivity growth remained healthy.

The Asian crisis reached our shores in early 1998 as export growth declined sharply, followed by a rising tide of imports. The trade deficit soared to record levels, reducing economic growth by as much as 3%. Manufacturers sustained decreased export orders, increased competition, and loss of pricing power. However, the worst may be over, as Asia gradually recovers and the dollar stops rising.

While producers suffered, consumption spending surged as consumers saw a substantial improvement in their purchasing power. Strong income growth and record low inflation, coupled with declining interest rates and strong stock prices, underpinned consumption growth of around 5% in the first half.

Business fixed investment rebounded smartly from its anemic performance at the end of 1997 and recorded double digit growth despite the drag from the export sector. Growth in industrial capacity continued to keep pace with utilization rates, limiting the potential for industrial bottlenecks.

The housing market also surged as it shrugged off its early 90s hangover, supported by strong income growth, declining mortgage rates, and high consumer confidence. Prices also began to show signs of life, but with much more restraint. So far, speculative activity has been limited, but conditions appear ripe for potential problems further down the road.

Despite robust economic growth, inflation remained virtually invisible with consumer prices rising only 1.4% and producer prices falling 1.5% in the first half, in large part because of the positive but transitory effect of the Asian crisis and the strong dollar on goods prices. However, more recently faint signs of emerging inflation could be discerned as core consumer prices, excluding energy and food, jumped 2.5% while prices for services and wages began to exhibit some upward momentum.

The bond markets improved with declining inflation expectations, foreign capital inflows, and an emerging government budget surplus. The yield curve flattened as long term rates fell around 25 basis points and short term rates remained steady. The Fed left short term rates unchanged, as real rates rose and the Fed expected the Asian crisis to damp output growth. Nevertheless, the Fed became increasingly concerned about the potential for an uptick in inflation which would require a policy response.

The stock market reached new records in the first quarter, only to stabilize as earnings worries emerged. Declining long term interest rates and stable Fed policy kept a floor under stock prices. However, continued weak corporate profits could jeopardize the market later this year. The stock market has played an integral role supporting the economy and a sizable market correction could have an outsized affect on future consumption and investment spending at this stage in the business cycle.

                                                    INCEPTION: MARCH 29, 1986
--------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
 JOHN HANCOCK MUTUAL LIFE INSURANCE CO.                     PETER MITSOPOULOS
--------------------------------------------------------------------------------

 The first half of 1998 was marked by a relatively benign short-term interest rate environment as the Fed left rates unchanged again at its two-day meeting just ended July 1, 1998. With the Fed Funds target rate still at 5.50%, it now marks 15 months since the Fed's last change in March, 1997. The long-term bond market, however, edged higher pushing yields well below 6.0% on the 30-year Treasury Bond, while the two-year Treasury Note's yield was often at or below the Fed Funds rate. Fundamentally, the economy continues to perform extremely well with solid GDP growth and low inflation. The fears of a monetary policy tightening have not come to fruition, but many still fear its arrival. However, we believe it can be argued that monetary policy is essentially tight as the real Fed Funds rate (Fed Funds minus inflation) is around 4%, a level not seen since just prior to the 1990-91 recession.
 Our investment strategy as the year rolled in was slightly conservative based on last year's high state of inflationary caution. For the first two months of the year the portfolio's average maturity ranged between 45 days and 50 days. This was also partly the result of a tactical decision to shorten maturities at year-end to pick up some of the high yields traditionally offered during this time. But by March, based on readings of various economic statistics such as the Producer Price Index, productivity measures and the Asian situation, we felt that a Fed tightening was not imminent and began to extend investment maturities. By the end of April, the portfolio's average maturity reached a high of 74 days and ended this semi-annual period at 68 days. At this level, we feel the Portfolio is well positioned on the maturity curve to react to any change in interest rates.


                         Historical Portfolio Return


                           [LINE GRAPH APPEARS HERE]


       Date                 Money Market Portfolio
--------------------------------------------------------------------------------
      6/1/88                        10,000
                                    10,058
                                    10,128
                                    10,194
                                    10,262
                                    10,330
                                    10,406
      1/1/89                        10,484
                                    10,556
                                    10,638
                                    10,716
                                    10,809
                                    10,891
                                    10,975
                                    11,055
                                    11,130
                                    11,214
                                    11,291
                                    11,372
      1/1/90                        11,450
                                    11,521
                                    11,597
                                    11,677
                                    11,757
                                    11,831
                                    11,914
                                    11,992
                                    12,064
                                    12,150
                                    12,228
                                    12,310
      1/1/91                        12,388
                                    12,452
                                    12,513
                                    12,582
                                    12,644
                                    12,698
                                    12,764
                                    12,823
                                    12,882
                                    12,938
                                    12,985
                                    13,043
      1/1/92                        13,089
                                    13,127
                                    13,171
                                    13,214
                                    13,254
                                    13,299
                                    13,341
                                    13,381
                                    13,418
                                    13,442
                                    13,479
                                    13,517
      1/1/93                        13,552
                                    13,584
                                    13,621
                                    13,655
                                    13,685
                                    13,722
                                    13,756
                                    13,792
                                    13,826
                                    13,858
                                    13,894
                                    13,930
      1/1/94                        13,967
                                    13,999
                                    14,036
                                    14,072
                                    14,115
                                    14,162
                                    14,208
                                    14,264
                                    14,318
                                    14,369
                                    14,426
                                    14,492
      1/1/95                        14,561
                                    14,624
                                    14,696
                                    14,761
                                    14,838
                                    14,907
                                    14,978
                                    15,049
                                    15,114
                                    15,187
                                    15,256
                                    15,329
      1/1/96                        15,400
                                    15,464
                                    15,526
                                    15,594
                                    15,662
                                    15,723
                                    15,797
                                    15,864
                                    15,934
                                    16,004
                                    16,065
                                    16,145
      1/1/97                        16,216
                                    16,280
                                    16,352
                                    16,423
                                    16,495
                                    16,567
                                    16,643
                                    16,713
                                    16,787
                                    16,861
                                    16,936
                                    17,014
      1/1/98                        17,093
                                    17,163
                                    17,241
                                    17,317
                                    17,393
      6/1/98                        17,469


--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                           % of           six months ago
                                        Investments      % of Investments

Royal Bank of Canada                        3.8%                N/A
BT Bank of Canada                           3.7%                N/A
Citibank Cd                                 3.7%                N/A
Pemex Capital, Inc.                         3.6%                N/A
Prudential Funding Corp.                    3.6%                N/A
Formosa Plastics Corp.                      3.4%                N/A
Goldman Sachs Group                         2.6%                N/A
Sears, Roebuck Acceptance Corp.             2.6%                5.0%
American Petrofina Holding Co.              2.2%                N/A
National Bank of Canada                     1.9%                4.3%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                        Money Market       MorningStar
                                          Portfolio        Peer Group+
                                        ------------       -----------
Y-T-D                                       2.68%               N/A
1 Year                                      5.45                5.35
5 Years                                     4.95                4.81
10 Years                                    5.74                5.56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                            % of             six months ago
                                         Investments        % of investments

Financial Services                          47.7%                62.0%
Brokerage and Investment Management         16.2%                 N/A
Banks                                       14.1%                10.3%
Personal and Commercial Lending              5.6%                 N/A
Retail - Department Stores                   4.0%                 5.0%
--------------------------------------------------------------------------------

  The Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there is no guarantee the fund will be able to maintain a stable net asset value of $10.00/share.

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1994
------------------------------------------------------------------------------
 SHORT-TERM BOND PORTFOLIO (FORMERLY SHORT-TERM U.S. GOVT.) INDEPENDENCE
 INVESTMENT ASSOCIATES, INC.                                       TOM SPICER
------------------------------------------------------------------------------

 Before discussing the performance of the Portfolio for the first half of 1998, we must first talk about the recent changes that have taken place. Besides having a slightly shorter duration, the majority of the Portfolio will be invested in short corporate bonds with an average quality of single-A rather than agency issues. This Portfolio will have a higher yield and over time should produce superior returns over the previous structure. This change also helps to more clearly differentiate the fund from money market investments with its relatively higher risk threshold.
 The timing of this re-balancing has proven to be very beneficial. The low level of interest rates we are currently experiencing has led to substantial new debt issuance by corporations. The increase in supply, a resurgence of the economic problems in Asia as well as concerns over second quarter corporate profits forced investors to demand greater yield premiums. What this meant for the Portfolio was that it was able to invest in corporate bonds at a relatively cheaper price. After this technical impact has subsided, the positions will likely benefit as corporate spreads return to previous levels.
 During this period of transition, in which the Portfolio experienced relatively high turnover, I am pleased to report the fund performed in line with its benchmark. In addition to the higher yield contributing to out-performance, investment opportunities within the corporate sector will continuously be sought out, identified and purchased as a means of generating returns. I look forward to sharing with you the Portfolio's results in the coming months under these new marching orders.

                         Historical Portfolio Return

                          [LINE GRAPH APPEARS HERE]

                                                       Merrill Lynch
      Date        Short-Term Bond Portfolio       1-5  U.S. Govt. Bond Index
--------------------------------------------------------------------------------
     4/1/94                10,000                          10,000
                            9,999                          10,013
                           10,010                          10,033
                           10,109                          10,138
                           10,130                          10,172
                           10,075                          10,117
                           10,078                          10,129
                           10,032                          10,074
                           10,033                          10,102
     1/1/95                10,172                          10,258
                           10,324                          10,432
                           10,367                          10,489
                           10,462                          10,597
                           10,694                          10,844
                           10,769                          10,908
                           10,780                          10,935
                           10,844                          11,010
                           10,892                          11,071
                           10,996                          11,179
                           11,098                          11,299
                           11,187                          11,398
     1/1/96                11,273                          11,501
                           11,183                          11,418
                           11,143                          11,383
                           11,124                          11,371
                           11,123                          11,378
                           11,211                          11,474
                           11,238                          11,514
                           11,260                          11,542
                           11,392                          11,666
                           11,527                          11,824
                           11,607                          11,937
                           11,591                          11,907
     1/1/97                11,642                          11,961
                           11,661                          11,980
                           11,631                          11,951
                           11,727                          12,065
                           11,805                          12,152
                           11,894                          12,245
                           12,058                          12,422
                           12,033                          12,406
                           12,138                          12,520
                           12,241                          12,634
                           12,247                          12,660
                           12,334                          12,755
     1/1/98                12,464                          12,903
                           12,460                          12,901
                           12,503                          12,950
                           12,559                          13,010
                           12,622                          13,086
     6/1/98                12,679                          13,162



--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments

Woolworth Corp.                                 5.7%                  N/A
WMX Technologies, Inc.                          4.7%                  N/A
Paramount Communications, Inc.                  4.7%                  N/A
Camden Property Trust                           4.4%                  N/A
Federal Express Corp.                           4.4%                  N/A
Capital One Bank                                4.2%                  N/A
Service Corp. International                     4.1%                  N/A
Occidental Petroleum Corp.                      4.1%                  N/A
Franchise Finance Corp. of America              3.9%                  N/A
Mitchell Energy & Development                   3.7%                  N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                        Short-Term      Merrill Lynch 1-5       MorningStar
                      Bond Portfolio  U.S. Govt. Bond Index     Peer Group+
                      --------------  ---------------------     -----------
Y-T-D                   2.80%                   3.19%               N/A
1 Year                  6.60                    7.49               7.07%
3 Year                  5.59                    6.46               6.19
Since Inception         5.86                    6.82                N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Portfolio Composition (as of June 30, 1998)
--------------------------------------------------------------------------------
Credit Quality                                  Duration
                                                --------
Treasury/Agency                 6.0%            less than 2 Years       50.0%
AAA                             0.0%            2-4 Years               45.0%
AA                              1.0%            4-6 Years                5.0%
A                               1.0%            greater than 6 Years     0.0%
BBB                            71.0%
BB                             18.0%
Cash                            3.0%
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1998
--------------------------------------------------------------------------------
 BOND INDEX PORTFOLIO
 MELLON BOND ASSOCIATES                                        GREGORY CURRAN
--------------------------------------------------------------------------------

 In its first two months, the Portfolio has met its investment objective: to match the performance of a broad benchmark for the investment grade, fixed income market. Currently, the fund is structured to match the performance of the Lehman Brothers Government Corporate Index. As assets grow, it is expected that the fund will be re-configured to replicate the performance of the Lehman Brothers Aggregate Bond Index which includes the Government Corporate Index as well as Mortgage-Backed and Asset-Backed securities. Both indices exclude high yield, emerging market, convertible, floating rate and non-U.S. dollar issues.
 Unlike equity index funds, which purchase each issue in the index in proportion to its weight in the index, it is impractical to purchase all of the issues in fixed income indices. This fund's portfolio structure results from proprietary quantitative techniques which select a representative sample of issues across more than sixty sectors. Selected issues have the best risk-adjusted expected return and, as a group, match the characteristics of the 6,500 issues in the Index including duration, maturity, industry, and quality exposures. An indexed portfolio typically matches market performance, eliminates many risks associated with active management, and has lower fees and expenses.
 During the first half of 1998, Asia's financial upheaval overshadowed U.S. economic conditions. Understandably, the sectors with the least exposure to Asia performed best. The U.S. economy was strong, with productivity and employment up and inflation and inflation fears down. High interest rates relative to other industrialized countries, a strong dollar and the flight to quality sparked by Asia's problems lured and kept investors. The flight to quality led corporate quality sector returns to vary widely. Triple-A rated issues virtually matched U.S. Treasury issue performance, yet triple-B rated issues underperformed Treasuries by 0.76%. Concerns about corporate profits led to wider corporate spreads, particularly at times of uncertainty in the stock market. The current environment is expected to continue for the immediate foreseeable future.

--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments

US Treasury                                     55.6%                   N/A
Federal Home Loan Mortgage Corp.                 7.6%                   N/A
Federal National Mortgage Assoc.                 4.3%                   N/A
General Motors Acceptance                        1.6%                   N/A
KFW International Finance                        1.4%                   N/A
ICI Wilmington                                   1.3%                   N/A
Rite Aid Corp.                                   1.3%                   N/A
GTE South, Inc.                                  1.1%                   N/A
Interamerican Development Bank                   1.0%                   N/A
First Union Corp.                                1.0%                   N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                                Bond Index      L/B Govt./Corp.
                                                 Portfolio        Bond Index
                                                ----------      ---------------

Since Inception                                    2.11%             2.10%
   (5/1/98)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Portfolio Composition (as of June 30, 1998)
--------------------------------------------------------------------------------
Credit Quality                              Duration
                                            --------
Treasury/Agency        64.4%                less than 2 Years           22.2%
AAA                     3.4%                2-4 Years                   30.0%
AA                      3.6%                4-7 Years                   24.8%
A                      14.0%                greater than 7 Years        23.1%
BBB                     9.8%
Cash                    4.8%

--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                    INCEPTION: MARCH 29, 1986
--------------------------------------------------------------------------------
 SOVEREIGN BOND PORTFOLIO
 JOHN HANCOCK ADVISERS, INC.                                         JAMES HO
--------------------------------------------------------------------------------

 . For the six months ended June 30, 1998, the Portfolio returned 4.26% versus 4.17% for the Lehman Brothers Government/Corporate Bond Index. Though performance results were favorable, the environment was more difficult for yield driven strategies, such as ours, than for duration driven strategies.
 The bond market continued to be troubled by high levels of volatility and uncertainty which characterized the world markets after the Asian financial crisis began. Within this environment, several key factors shaped performance results. Since year-end, interest rates declined by 30 basis points in the 10-30 year maturity range, while yields in the shorter end of the yield curve declined less. This resulted in a flatter overall yield curve and significantly better performance results for the longer duration issues.
 A series of negative headlines from around the world impacted the market, including the collapse of Indonesia's Suharto regime, India's nuclear weapons test, Russia's financial markets' illiquidity and the deteriorating Japanese economic fundamentals. While these events primarily impacted the emerging market sector, negative sentiment began to spill over into the domestic high yield sectors. Investors again looked to the US Treasury market as a safe haven, as US economic strength, a strong currency and high relative interest rates made Treasuries attractive. This, in addition to the record new issue supply of both the high yield and emerging market sectors, caused corporate spreads to widen rather dramatically versus Treasuries.
 The Portfolio reduced its exposure to the high yield sector, and maintained a relatively light exposure to emerging markets, primarily in Latin American credits, where selective country fundamentals remain attractive. The Portfolio increased its number of holdings, adding further diversification and shifted its heavy corporate emphasis to reflect a more defensive credit bias.
 We continue to monitor those market sectors that have undergone significant spread widening and dislocations in order to exploit opportunities. While our goal is to provide a superior total rate of return, we are committed to safeguarding assets and minimizing risk.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]

      Date          Sovereign Bond Portfolio       Lehman Brothers Govt.
                                                     /Corp. Bond Index
--------------------------------------------------------------------------------
    6/30/88                 10,000                         10,000
                             9,981                          9,943
                            10,000                          9,969
                            10,207                         10,187
                            10,369                         10,367
                            10,286                         10,250
                            10,330                         10,285
     1/1/89                 10,472                         10,422
                            10,386                         10,343
                            10,419                         10,399
                            10,617                         10,619
                            10,871                         10,880
                            11,163                         11,235
                            11,366                         11,469
                            11,238                         11,291
                            11,291                         11,341
                            11,538                         11,628
                            11,637                         11,732
                            11,614                         11,750
     1/1/90                 11,470                         11,589
                            11,500                         11,614
                            11,512                         11,615
                            11,449                         11,509
                            11,693                         11,842
                            11,851                         12,034
                            11,972                         12,183
                            11,862                         12,007
                            11,937                         12,106
                            12,086                         12,267
                            12,295                         12,535
                            12,474                         12,724
     1/1/91                 12,575                         12,867
                            12,729                         12,977
                            12,846                         13,067
                            13,034                         13,217
                            13,131                         13,279
                            13,141                         13,265
                            13,282                         13,432
                            13,583                         13,741
                            13,859                         14,028
                            13,995                         14,153
                            14,112                         14,294
                            14,552                         14,776
     1/1/92                 14,411                         14,557
                            14,449                         14,634
                            14,413                         14,554
                            14,506                         14,641
                            14,748                         14,925
                            14,940                         15,145
                            15,300                         15,532
                            15,466                         15,671
                            15,674                         15,884
                            15,483                         15,641
                            15,435                         15,627
                            15,667                         15,895
     1/1/93                 15,946                         16,242
                            16,278                         16,580
                            16,368                         16,636
                            16,470                         16,764
                            16,462                         16,756
                            16,799                         17,136
                            16,941                         17,246
                            17,299                         17,643
                            17,385                         17,704
                            17,403                         17,777
                            17,273                         17,576
                            17,353                         17,653
     1/1/94                 17,606                         17,918
                            17,284                         17,528
                            16,917                         17,098
                            16,765                         16,956
                            16,737                         16,926
                            16,720                         16,887
                            16,991                         17,224
                            17,032                         17,231
                            16,834                         16,971
                            16,806                         16,953
                            16,775                         16,922
                            16,907                         17,034
     1/1/95                 17,230                         17,361
                            17,642                         17,764
                            17,780                         17,883
                            18,037                         18,131
                            18,812                         18,891
                            18,974                         19,042
                            18,893                         18,968
                            19,111                         19,210
                            19,302                         19,406
                            19,617                         19,692
                            19,910                         20,017
                            20,213                         20,311
     1/1/96                 20,332                         20,437
                            19,941                         20,003
                            19,819                         19,835
                            19,719                         19,699
                            19,714                         19,665
                            19,914                         19,929
                            19,978                         19,974
                            19,993                         19,926
                            20,354                         20,281
                            20,787                         20,754
                            21,113                         21,136
                            21,042                         20,901
     1/1/97                 21,120                         20,926
                            21,220                         20,970
                            20,996                         20,720
                            21,282                         21,023
                            21,522                         21,219
                            21,804                         21,473
                            22,458                         22,130
                            22,237                         21,882
                            22,597                         22,226
                            22,793                         22,582
                            22,918                         22,701
                            23,169                         22,940
     1/1/98                 23,486                         23,263
                            23,467                         23,216
                            23,599                         23,288
                            23,715                         23,405
                            23,926                         23,655
    6/30/98                 24,155                         23,897


--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments
U.S. Treasury-Notes/Bonds                      23.2%                  23.5%
Government National Mortgage Assoc.             3.2%                   4.7%
Federal National Mortgage Assoc.-Ser, 199       2.6%                   1.8%
Federal Home Loan Mortgage Corp.                1.9%                   2.0%
UCFC Home Equity Loan-Ser. 1996-A1 A5           1.8%                   1.9%
American Express Credit Corp.+Debs.             1.6%                   1.7%
Commercial Credit Group, Inc.-Notes             1.5%                   1.6%
Texaco Capital, Inc.+Debs.                      1.5%                   1.6%
Hydro-Quebec-Debs. Ser. IF                      1.4%                   1.8%
GMAC Commercial Mortgage Securities, Inc.       1.4%                   0.9%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                Sovereign Bond       Lehman Brothers Govt./      MorningStar
                  Portfolio             Corp. Bond Index         Peer Group+
                --------------       ----------------------      -----------
 Y-T-D              4.26%                     4.17%                   N/A
 1 Year            10.79                     11.29                   9.82%
 5 Years            7.53                      6.88                   6.81
10 Years            9.22                      9.10                   8.92
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Portfolio Composition (as of June 30, 1998)
--------------------------------------------------------------------------------
Credit Quality                                  Duration
                                                --------
Treasury/Agency                 30.1%           less than 1 Year        6.3%
AAA                             14.2%           1-3 Years              19.5%
AA                               7.9%           3-4 Years              11.8%
A                               17.0%           4-6 Years              25.8%
Baa                             10.3%           6-8 Years              14.2%
Below Invest Grade (NR)         20.5%           8+ Years               22.4%
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1996
--------------------------------------------------------------------------------
 STRATEGIC BOND PORTFOLIO
 J.P. MORGAN INVESTMENT MANAGEMENT, INC.               CHRIS DURBIN & LILI DUNG
--------------------------------------------------------------------------------

 The Portfolio provided a total return of 3.98% (net of fees) for the period January 1, 1998--June 30, 1998. In addition, the Portfolio returned 9.20% since its May 1, 1996 inception.
 During the first half of 1998, the U.S. fixed income markets continued to be impacted by economic instability in Asia and Russia, against a backdrop of the relative strength and stability of the U.S. economy. Within the domestic portion of the Portfolio, our strategic overweighting of corporates, mortgages and asset backed securities relative to U.S. Treasuries benefited performance in the beginning of the year but detracted from performance in the second quarter. Renewed fears about the crisis in Russia and Asia triggered a "flight to quality' and a sharp rally in U.S. Treasuries in the second quarter.
 We decreased our combined allocation to domestic high yield and emerging markets as we became more cautious about these markets. The Portfolio is invested in Venezuela, Brazil, Poland and Mexico as well as Asian credits including Philippine and Korean securities. All holdings in these countries are U.S. dollar denominated.
 Within the foreign portion of the Portfolio, our underweight position in Australia enhanced performance while our overweight position in Canada detracted from performance. In addition, our overweight non-dollar position boosted performance, particularly the UK as this market performed well during the quarter. Within Japan, we were slightly overweight which enhanced performance as the JGB yields and the yen continued to move lower from the market's reaction to the government's fiscal reflationary package.
 Looking ahead, given the depth and persistence of the Asian crisis, we expect to have a bias toward maintaining a long duration position to benefit from international capital flows into the U.S. market. In Japan, we have little confidence that the planned fiscal package can do more that give a temporary boost to the economy in the absence of financial restructuring.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]

      Date      Strategic Bond Composite Index(A)    Strategic Bond Portfolio
--------------------------------------------------------------------------------
    4/30/96                 10,000                           10,000
                            10,002                            9,983
                            10,123                           10,068
                            10,162                           10,103
                            10,183                           10,112
                            10,370                           10,297
                            10,586                           10,490
                            10,775                           10,674
                            10,703                           10,671
     1/1/97                 10,762                           10,723
                            10,799                           10,755
                            10,695                           10,634
                            10,844                           10,761
                            10,936                           10,871
                            11,080                           11,021
                            11,348                           11,262
                            11,279                           11,194
                            11,454                           11,396
                            11,597                           11,459
                            11,658                           11,518
                            11,784                           11,637
     1/1/98                 11,937                           11,774
                            11,956                           11,795
                            12,013                           11,844
                            12,076                           11,899
                            12,203                           12,012
    6/30/98                 12,294                           12,101


--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of         six months ago
                                              Investments     % of Investments

Government of France                              12.4%              N/A
Federal Republic of Germany                       12.0%              N/A
U.S. Treasury                                     11.5%             20.8%
Morgan Stanley Capital, Inc.                       4.7%              3.8%
Cable & Wireless Communication                     3.6%              N/A
Cytec Industries, Inc.                             3.5%              N/A
Countrywide Home Loans                             3.5%              2.3%
Computer Associates International, Inc.            3.5%              N/A
McKesson Corp.                                     3.5%              N/A
Government National Mortgage Assoc.                3.4%              N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                         Strategic Bond       Strategic Bond        Morning Star
                            Portfolio       Composite Index(A)      Peer Group+
                         --------------     ------------------      ------------
Y-T-D                         3.98%               4.32%                  N/A
1 Year                        9.80               10.96                  8.49%
Since Inception               9.20               10.00                   N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Composition (as of June 30, 1998)
--------------------------------------------------------------------------------
Credit Quality                                  Duration
                                                --------
Treasury/Agency              18.6%          less than 1 Year             2.3%
AAA                          52.6%                  1-3 Years            5.7%
AA                            0.4%                  3-5 Years           23.2%
A                            14.9%                  5-10 Years          44.5%
BBB                           5.5%       greater than 10 Years          24.3%
Below BBB                     3.2%
Cash/Other                    4.8%
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

    The performance of the portfolio on this page is reported net of Trust level changes (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

(A) Strategic Bond Composite Index: 75% Lehman Brothers Aggregate Bond and 25% J.P. Morgan Non-US Government Bond Index, Hedged.

  + Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1998
--------------------------------------------------------------------------------
 HIGH-YIELD BOND PORTFOLIO
 WELLINGTON MANAGEMENT COMPANY, LLP                     CRAWFORD/SMITH/MCEVOY
--------------------------------------------------------------------------------

 In the first half of 1998, the 4.5% return of the high yield market (as measured by the Lehman High Yield Index) surpassed the 3.9% return of the investment grade market (as measured by the Lehman Brothers Aggregate Index), as higher coupons more than offset widening spreads. High Yield new issuance set two new consecutive quarterly records, $49.7 billion in the first quarter and $56.3 billion in the second quarter of 1998. In fact, in the second quarter the high level of supply outstripped demand, causing high yield to underperform higher quality bonds. This widening of spreads was also fueled by the weakening Asian economies, as the decline (and change in relative value) in emerging markets bonds pulled down US high yield as well.
 Our present strategy is to supplement our core holdings with opportunistic investments in issues most impacted by recent weakness. The spread of the Lehman High Yield Index over the 10 year Treasury increased from +314 basis points as of December 31, to +363 basis points as of June 30, with all of the widening coming in the last two months. The industries most affected have been telecommunications, energy and home building. By using fundamental research to identify investments that became unjustifiably undervalued, we have taken this opportunity to overweight these three sectors compared to the Portfolio's benchmark.
 As of June 30, 1998, the two largest holdings in the Portfolio were P&L Coal Holdings Corporation and Nextel Communications. P&L Coal is the holding company for the largest private sector coal producer in the world. This new issue came at an attractive spread-to-treasuries of +400 basis points and was rated "B" by Standard & Poor's and "B2" by Moody's Investor Service. Nextel Communications is a provider of differentiated wireless communication services, primarily in the US. We initiated the portfolio's position in Nextel in the secondary market based on the attractive valuation of the bonds, and the company's unique assets and growth prospects.


--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of          six months ago
                                               Investments     % of Investments

Nextel Communications                              2.6%                N/A
P&L Coal Holdings Corp.                            2.6%                N/A
Intermedia Communications, Inc.                    2.6%                N/A
GCI, Inc.                                          2.3%                N/A
Standard and Pacific Corp.                         2.2%                N/A
Cross Timbere Oil Co.                              2.0%                N/A
Revlon Worldwide                                   2.0%                N/A
Iridium Operating LLC/Capital                      1.9%                N/A
Lin Holdings Corp.                                 1.9%                N/A
Advanced Micro Devices                             1.9%                N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                                High Yield        L/B High Yield
                                              Bond Portfolio        Bond Index
                                             ----------------     --------------
Since Inception                                    0.28%               0.71%
    (5/1/98)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Composition (as of June 30, 1998)
--------------------------------------------------------------------------------
Credit Quality                              Duration
                                            --------
BBB                         1.0%         less than 2 Years           4.6%
BB                         12.6%                 2-4 Years          12.7%
B                          77.5%                 4-7 Years          71.1%
CCC & Below                 5.2%      greater than 7 Years          11.6%
Not rated                   2.8%
Cash                        1.0%

--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                    INCEPTION: MARCH 29, 1986
--------------------------------------------------------------------------------
 MANAGED PORTFOLIO
 INDEPENDENCE INVESTMENT ASSOCIATES, INC.           JOHN FORELLI & TOM SPICER
--------------------------------------------------------------------------------

 The Managed Portfolio has returned a solid 13.08% net of fees during the first half of 1998, almost 1% above its benchmark. The overall portfolio has been impacted by three factors: 1) strong equity returns have exceeded the S&P 500 benchmark by about 2% this year; 2) U.S. fixed income returns have surpassed the Lehman Corporate/Gov't index by 10 basis points; and 3) the equity/fixed income mix of approximately 62%/38% is above the benchmark mix of 60%/40%. The U.S. bond portion of the account has moderately outperformed the benchmark as its overweight position in corporate bonds combined with some well-timed trades has added value. The non-U.S. denominated portion of the fixed income account underperformed its benchmark primarily due to transaction costs related to new investments initiated in May.
 The Managed Portfolio continues to be positioned to take advantage of the ever-changing global financial markets. Towards the end of 1997, we increased the equity allocation of the Portfolio to about 60% and further increased the allocation to about 62% during the second quarter of 1998. We also recently initiated an investment in global fixed income and allocated just over 7% of the total portfolio in non-U.S. dollar denominated bonds in order to take advantage of higher yields and better total return opportunities globally.
 Looking ahead, we still see a favorable outlook for U.S. equities as record low inflation and long-term bond yields should help increase the valuation of companies with solid earnings growth. Our research staff will focus on avoiding the bad stocks resulting from earnings disappointments related to the Far East and the slowdown in global economic growth. In fixed income, we will try to outperform the Lehman Aggregate Bond Index going forward as we are now fully positioned to take advantage of opportunities in the global fixed income markets. We hope to add incremental return in the fixed income portion of the Portfolio by seeking higher yields with similar credit risks globally.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]

        Date           Managed Composite Index#           Managed Portfolio
--------------------------------------------------------------------------------
      6/30/88                 10,000                            10,000
                               9,952                            10,011
                               9,800                             9,960
                              10,115                            10,312
                              10,342                            10,507
                              10,211                            10,423
                              10,320                            10,457
     01/01/89                 10,762                            10,720
                              10,587                            10,613
                              10,741                            10,758
                              11,132                            11,084
                              11,492                            11,449
                              11,649                            11,695
                              12,293                            12,064
                              12,316                            12,084
                              12,319                            12,124
                              12,331                            12,261
                              12,515                            12,371
                              12,672                            12,479
     01/01/90                 12,160                            12,016
                              12,252                            12,066
                              12,414                            12,205
                              12,203                            11,978
                              12,975                            12,586
                              13,035                            12,764
                              13,095                            12,891
                              12,409                            12,288
                              12,155                            12,032
                              12,213                            12,087
                              12,740                            12,625
                              13,010                            12,997
     01/01/91                 13,371                            13,364
                              13,907                            13,885
                              14,121                            14,083
                              14,221                            14,152
                              14,559                            14,512
                              14,219                            14,136
                              14,641                            14,471
                              14,981                            14,816
                              15,015                            14,859
                              15,182                            15,045
                              14,952                            14,842
                              16,058                            15,853
     01/01/92                 15,790                            15,608
                              15,933                            15,718
                              15,733                            15,515
                              16,009                            15,844
                              16,207                            16,070
                              16,209                            16,117
                              16,743                            16,565
                              16,648                            16,440
                              16,857                            16,646
                              16,759                            16,491
                              17,034                            16,819
                              17,292                            17,076
     01/01/93                 17,543                            17,295
                              17,844                            17,558
                              18,066                            17,875
                              17,915                            17,608
                              18,152                            17,872
                              18,388                            18,139
                              18,404                            18,119
                              18,966                            18,733
                              18,929                            18,805
                              19,160                            19,022
                              18,961                            18,841
                              19,120                            19,058
     01/01/94                 19,583                            19,503
                              19,106                            18,986
                              18,456                            18,429
                              18,499                            18,524
                              18,633                            18,527
                              18,382                            18,343
                              18,870                            18,756
                              19,258                            19,047
                              18,880                            18,645
                              19,086                            18,727
                              18,719                            18,437
                              18,917                            18,632
     01/01/95                 19,345                            18,982
                              19,944                            19,551
                              20,306                            19,806
                              20,743                            20,246
                              21,587                            21,022
                              21,927                            21,330
                              22,249                            21,669
                              22,422                            21,929
                              23,006                            22,579
                              23,135                            22,623
                              23,835                            23,350
                              24,230                            23,681
     01/01/96                 24,722                            24,045
                              24,579                            23,945
                              24,594                            23,972
                              24,689                            24,021
                              24,987                            24,309
                              25,206                            24,541
                              24,674                            24,003
                              24,906                            24,208
                              25,827                            24,968
                              26,482                            25,577
                              27,731                            26,558
                              27,305                            26,218
     01/01/97                 28,169                            26,839
                              28,313                            26,933
                              27,555                            26,304
                              28,579                            27,016
                              29,589                            27,799
                              30,427                            28,552
                              32,100                            30,167
                              31,028                            29,313
                              32,121                            30,297
                              31,842                            29,996
                              32,663                            30,714
                              33,116                            31,125
     01/01/98                 33,533                            31,471
                              34,709                            32,899
                              35,651                            34,116
                              35,920                            34,347
                              35,803                            34,235
      6/30/98                 36,713                            35,198

--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments

US Treasury                                    15.5%                 16.4%
General Electric Co.                            2.0%                  1.6%
Microsoft Corp.                                 1.7%                  1.2%
Proctor & Gamble Co.                            1.7%                  0.2%
Home Depot, Inc.                                1.5%                  1.2%
United Technologies Corp.                       1.4%                  1.2%
Xerox Corp.                                     1.3%                  1.3%
International Bk Recon & Development            1.2%                  0.0%
PepsiCo, Inc.                                   1.2%                  1.2%
Bell Atlantic Corp.                             1.2%                  1.3%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                   Managed       Managed Composite  MorningStar
                                   Portfolio           Index#       Peer Group+
                                   ---------     -----------------  -----------
 Y-T-D                              13.08%             10.86%           N/A
 1 Year                             23.28              20.66           21.68
 5 Years                            14.18              14.83           16.56
10 Years                            13.41              13.89           14.69
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments

U.S. Governmental                               15.5%                 16.4%
Financial Services                               7.6%                 10.6%
Health Care Products                             6.6%                  7.9%
Banks                                            6.1%                  8.0%
Insurance                                        6.0%                  4.5%
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

# Managed Composite Index: 50% S&P 500 and 50% Lehman Brothers Govt./Corp. Bond
  Index.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                    INCEPTION: MARCH 29, 1986
--------------------------------------------------------------------------------
 GROWTH AND INCOME PORTFOLIO
 INDEPENDENCE INVESTMENT ASSOCIATES, INC.                     PAUL F. MCMANUS
--------------------------------------------------------------------------------

 After posting very strong returns in the first quarter of 1998, the stock market became volatile in the second quarter. It reached a high in mid-May and subsequently declined 6% through mid-June, before advancing at the close of the quarter. The volatility was due in part to renewed fears about Asia and a possibility that U.S. interest rates could go up in response to a very strong first quarter performance by the U.S. economy. Ultimately, because of weakness in Asia, the Federal Reserve opted to leave interest rates alone. Inflation remains low as metal commodities, oil and wood product prices are weak. The U.S. economy will grow, but at about half the rate it did in the first quarter. Domestic conditions are ideal for financial markets. We expect that negative effects from Asia will be felt more fully in the second half of 1998.
 Portfolio performance has been ahead of the S&P 500 stock index for the first half of 1998 as domestically exposed companies have generally done better than Asian exposed companies. Health care, retailing, autos, and financials did well in the first half while oil stocks, cyclicals such as paper and forest products and utilities lagged. Contributors to performance were Home Depot, General Electric, Lucent Technologies and Xerox. Laggards included Philips Petroleum, Baker Hughers and BellSouth.
 As we look out to the balance of the year, inflation is low, the economy is growing and consumer confidence is high. This is constructive for financial markets. We are starting to see the U.S. economy slow down from the very strong pace of the first quarter, particularly in technology. Regardless of the environment, we will continue our long term proven discipline of selecting stocks that have good value and improving fundamental trends. And, at the same time, we will continue to manage the risk of the Portfolio in the event of any volatility as we saw in the second quarter.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                       S&P 500 Index        Growth and Income Portfolio

     06/30/88             10,000                      10,000
                           9,960                      10,079
                           9,630                       9,939
                          10,039                      10,407
                          10,313                      10,616
                          10,166                      10,569
                          10,350                      10,628
     01/01/89             11,099                      11,103
                          10,822                      10,920
                          11,078                      11,195
                          11,649                      11,701
                          12,118                      12,127
                          12,052                      12,142
                          13,134                      12,860
                          13,388                      13,145
                          13,336                      13,266
                          13,025                      13,161
                          13,296                      13,203
                          13,610                      13,456
     01/01/90             12,696                      12,668
                          12,860                      12,880
                          13,198                      13,255
                          12,872                      13,050
                          14,128                      13,972
                          14,029                      14,180
                          13,984                      14,277
                          12,721                      13,485
                          12,095                      12,868
                          12,050                      12,813
                          12,826                      13,645
                          13,178                      14,021
     01/01/91             13,760                      14,651
                          14,746                      15,627
                          15,097                      15,992
                          15,139                      15,986
                          15,787                      16,608
                          15,065                      15,797
                          15,770                      16,342
                          16,141                      16,692
                          15,876                      16,490
                          16,089                      16,732
                          15,439                      16,150
                          17,204                      17,661
     01/01/92             16,884                      17,352
                          17,100                      17,558
                          16,765                      17,262
                          17,252                      17,810
                          17,346                      17,985
                          17,094                      17,853
                          17,783                      17,855
                          17,424                      18,103
                          17,624                      18,306
                          17,688                      18,275
                          18,284                      18,986
                          18,523                      19,233
     01/01/93             18,658                      19,432
                          18,910                      19,703
                          19,317                      20,313
                          18,844                      19,771
                          19,352                      20,284
                          19,416                      20,484
                          19,325                      20,372
                          20,061                      21,194
                          19,913                      21,231
                          20,317                      21,593
                          20,126                      21,401
                          20,374                      21,797
     01/01/94             21,056                      22,444
                          20,488                      21,791
                          19,596                      20,946
                          19,851                      21,311
                          20,175                      21,392
                          19,676                      21,005
                          20,328                      21,571
                          21,155                      22,374
                          20,645                      21,714
                          21,118                      22,060
                          20,343                      21,328
                          20,640                      21,676
     01/01/95             21,177                      22,122
                          21,998                      22,995
                          22,649                      23,504
                          23,309                      24,189
                          24,229                      24,994
                          24,799                      25,564
                          25,624                      26,379
                          25,694                      26,552
                          26,770                      27,702
                          26,676                      27,521
                          27,850                      28,681
                          28,365                      29,092
     01/01/96             29,341                      29,866
                          29,623                      30,252
                          29,907                      30,639
                          30,347                      30,984
                          31,130                      31,702
                          31,257                      31,875
                          29,867                      30,369
                          30,500                      31,093
                          32,214                      32,536
                          33,096                      33,332
                          35,608                      35,550
                          34,911                      34,938
     01/01/97             37,078                      36,737
                          37,379                      36,938
                          35,824                      35,499
                          37,963                      37,220
                          40,293                      39,238
                          42,090                      40,786
                          45,432                      44,430
                          42,906                      42,180
                          45,256                      44,633
                          43,745                      42,954
                          45,770                      44,570
                          46,557                      45,346
     01/01/98             47,074                      45,836
                          50,469                      49,577
                          53,054                      52,350
                          53,588                      52,495
                          52,666                      51,921
     06/30/98             54,806                      54,125

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (AS OF JUNE 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments
General Electric Co.                            3.8%                  3.7%
Microsoft Corp.                                 3.4%                  2.5%
Procter & Gamble Co.                            2.6%                  2.1%
Citicorp                                        2.2%                  2.3%
United Technologies Corp.                       2.1%                  1.9%
Merck & Co., Inc.                               2.1%                  3.0%
Lucent Technologies, Inc.                       2.0%                  1.5%
Home Depot, Inc.                                2.0%                  2.5%
PepsiCo, Inc.                                   1.9%                  2.9%
Xerox Corp.                                     1.9%                  1.9%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                Growth & Income       S&P 500       MorningStar
                                   Portfolio           Index        Peer Group+
                                ---------------       -------       -----------
 Y-T-D                              19.36%             17.72%           N/A
 1 Year                             32.70              30.21           26.45
 5 Years                            21.45              23.06           21.05
10 Years                            18.40              18.54           17.03
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments
Health Care Products                            10.9%                 12.1%
Insurance                                        9.1%                  7.2%
Bank                                             7.1%                  6.3%
Computer Equipment                               6.2%                  5.7%
Telephone                                        5.9%                  3.1%
--------------------------------------------------------------------------------
* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1996
--------------------------------------------------------------------------------
 LARGE CAP VALUE PORTFOLIO
 T. ROWE PRICE ASSOCIATES, INC.                                  BRIAN ROGERS
--------------------------------------------------------------------------------

 In recent months, company size and the predictability of earnings growth emerged as critical requirements of investment success. Your portfolio's results lagged the broad market because of its focus on precisely the type of investment approach that has recently been out of favor. Nevertheless, for the 12 months ended June 30, 1998, your portfolio provided an attractive return, which was only slightly behind our peer group average.
 Without doubt, we have been out of sync with the market even though we did nothing differently in recent months than we have been doing since the portfolio's inception. However, despite the consistency of our investment approach, several factors combined to hurt results so far in 1998. First, in terms of sector allocation, the portfolio had little exposure to the strong technology sector and too much exposure to the weaker energy and utility sectors. We deliberately avoided many of the 50 or so S&P 500 stocks that have accounted for so much of the broad market advance, since many had very high price-to-earnings ratios and low or nonexistent dividend yields.
 While we are unhappy about these short-term problems, your portfolio's 12-month return is still in line with the peer group. Since our focus has always been on the long term, we remain confident that our investment approach will continue to reward shareholders over time.
 In recent reports, we commented that the stock market cannot keep soaring to new heights forever, yet it has been exceeding the expectations of even the most optimistic bulls. However, at some point, stock market returns should begin to moderate from their unsustainable levels. Whatever type of environment we face, we assure you that our effor ts will be focused on making sound investment decisions on your behalf in the months and years ahead.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]

     Date       Russell 1000 Value Index     Large Cap Value Portfolio
--------------------------------------------------------------------------------
     4/30/96            10,000                         10,000
                        10,125                         10,190
                        10,133                         10,255
                         9,750                          9,977
                        10,029                         10,186
                        10,428                         10,618
                        10,831                         10,860
                        11,616                         11,451
                        11,468                         11,390
     1/1/97             12,024                         11,699
                        12,201                         11,979
                        11,762                         11,724
                        12,256                         12,016
                        12,941                         12,582
                        13,496                         13,059
                        14,511                         13,805
                        13,994                         13,447
                        14,840                         14,081
                        14,425                         13,703
                        15,063                         14,220
    12/31/97            15,503                         14,643
                        15,283                         14,538
                        16,312                         15,249
                        17,310                         15,954
                        17,426                         15,869
                        17,167                         15,598
     6/30/98            17,387                         15,561

--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             Investments       % of investments

Mellon Bank Corp                                1.9%                  2.0%
Exxon Corp.                                     1.6%                  1.2%
American Home Products Corp.                    1.6%                  1.4%
Alltel Corp.                                    1.5%                  1.5%
Amoco Corp.                                     1.5%                  0.9%
Dow Chemical Co.                                1.4%                  1.6%
Atlantic Richfield Co.                          1.4%                  1.5%
Chevron Corp.                                   1.3%                  1.0%
Phillip Morris Cos., Inc.                       1.3%                  1.2%
Pharmacia & Upjohn, Inc.                        1.3%                  1.1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                   Large Cap       Russell 1000     MorningStar
                                Value Portfolio    Value Index      Peer Group+
                                ---------------    ------------     -----------
 Y-T-D                               6.27%             12.16%           N/A
 1 Year                             19.16              28.83           21.12
 Since Inception                    22.63              29.09            N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments
Oils and Natural Exploration
   and Production                               12.3%                 11.6%
Banks                                            9.7%                  9.7%
Food, Beverage and Tobacco                       8.4%                  7.6%
Telephone                                        7.5%                  9.6%
Electric Power                                   6.8%                  8.4%
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                    INCEPTION: MARCH 29, 1986
--------------------------------------------------------------------------------
 LARGE CAP GROWTH PORTFOLIO
 INDEPENDENCE INVESTMENT ASSOCIATES, INC.                         MARK LAPMAN
--------------------------------------------------------------------------------

 The extraordinary market returns continued through the first half of the year with the S&P 500 returning 17.73% and the Russell 1000 Growth index advancing 20.38%. During the second quarter, a minor market correction occurred before rebounding by quarter end. In the end, large capitalization growth stocks have been the winners (Russell 1000 Growth increasing 20.38% during the first half of 1998) while small capitalization stocks have been on the losing end (Russell 2000 advancing only 5.3% during the first half of 1998).
 The Large Cap Growth Portfolio has turned in an outstanding performance through the first half of the year with returns net of fees of 22.88%, 2.5% above the return of the Russell 1000 Growth index. Major contributors to performance so far this year include specialty retailers Home Depot, Lowes and Staples; telecommunication equipment companies such as Lucent Technologies and Cisco Systems; and healthcare companies Allegiance, Cardinal Health, Guidant and Bristol Myers Squibb.
 The environment still appears favorable for large cap growth stocks as investors are more than willing to pay up for consistent, predictable double-digit earnings growth while long-term interest rates and inflation remain at historic lows. Large capitalization consumer stocks are well positioned to meet investors' criteria as "safe havens". Our philosophy at Independence Investment of owning relatively inexpensive stocks with positive earnings momentum will continue to drive our investment decisions. Avoiding companies with significant exposure to the Far East or the slowing worldwide economies will be extremely important to drive excess portfolio returns for the remainder of the year. Our in-house research staff of 17 industry specialists should give us the extra edge as we try to anticipate negative earnings reports. Capital goods, basic materials and technology will be very difficult areas in which to make money while investors should remain comfortable with health care, specialty retailers, telecommunication equipment, software and financials despite their seemingly excessive valuations.

                          [LINE GRAPH APPEARS HERE]

    Date          Large Cap Growth Benchmark       Large Cap Growth Portfolio
                                                    (Formerly Select Stock)
--------------------------------------------------------------------------------
    06/30/98                 10,000                           10,000
                              9,962                           10,044
                              9,624                            9,940
                             10,034                           10,375
                             10,313                           10,569
                             10,166                           10,506
                             10,344                           10,597
    01/01/89                 11,101                           11,082
                             10,825                           10,884
                             11,077                           11,138
                             11,652                           11,675
                             12,124                           12,172
                             12,055                           12,219
                             13,143                           12,956
                             13,400                           13,175
                             13,346                           13,286
                             13,036                           13,324
                             13,302                           13,546
                             13,621                           13,739
    01/01/90                 12,707                           12,913
                             12,870                           13,108
                             13,211                           13,444
                             12,882                           13,280
                             14,138                           14,217
                             14,042                           14,466
                             13,997                           14,541
                             12,732                           13,789
                             12,112                           13,253
                             12,061                           13,268
                             12,841                           14,190
                             13,198                           14,690
    01/01/91                 13,773                           15,380
                             14,758                           16,437
                             15,116                           16,942
                             15,151                           16,986
                             15,805                           17,721
                             15,081                           16,864
                             15,784                           17,408
                             16,158                           17,761
                             15,887                           17,464
                             16,101                           17,546
                             15,452                           16,933
                             17,220                           18,429
    01/01/92                 16,899                           18,148
                             17,118                           18,352
                             16,785                           18,024
                             17,277                           18,593
                             17,362                           18,808
                             17,104                           18,657
                             17,802                           19,324
                             17,438                           18,963
                             17,643                           19,151
                             17,704                           19,175
                             18,307                           19,885
                             18,531                           20,261
    01/01/93                 18,686                           20,451
                             18,941                           20,824
                             19,341                           21,455
                             18,873                           20,682
                             19,378                           21,302
                             19,435                           21,613
                             19,357                           21,446
                             20,091                           22,376
                             19,937                           22,655
                             20,349                           22,996
                             20,155                           22,744
                             20,399                           23,057
    01/01/94                 21,093                           23,758
                             20,520                           23,022
                             19,626                           22,277
                             19,877                           22,715
                             20,203                           22,641
                             19,708                           22,302
                             20,355                           22,860
                             21,190                           23,660
                             20,672                           22,951
                             21,136                           23,169
                             20,367                           22,493
                             20,669                           22,831
    01/01/95                 21,205                           23,259
                             22,031                           24,139
                             22,681                           24,686
                             23,349                           25,296
                             24,282                           26,157
                             24,846                           26,596
                             25,670                           27,458
                             25,735                           27,668
                             26,821                           28,791
                             26,725                           28,460
                             27,898                           29,642
                             28,435                           30,055
    01/01/96                 29,403                           30,760
                             29,676                           31,122
                             29,962                           31,517
                             30,403                           32,047
                             31,465                           32,755
                             31,508                           32,718
                             29,662                           30,543
                             30,427                           31,518
                             32,643                           33,447
                             32,840                           33,695
                             35,305                           36,140
                             34,614                           35,546
    01/01/97                 37,041                           37,580
                             36,789                           37,858
                             34,798                           36,077
                             37,109                           37,985
                             39,788                           40,172
                             41,380                           41,762
                             45,040                           45,792
                             42,403                           43,513
                             44,490                           46,224
                             42,846                           44,361
                             44,665                           46,010
                             45,166                           46,527
    01/01/98                 46,516                           47,771
                             50,014                           52,290
                             52,008                           55,250
                             52,727                           55,668
                             51,231                           54,467
    06/30/98                 54,369                           57,173

--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments
General Electric Co.                            5.1%                  5.1%
Lucent Technologies, Inc.                       4.6%                  3.4%
Microsoft Corp.                                 4.0%                  3.2%
Home Depot, Inc.                                3.5%                  3.4%
United Technologies Corp.                       2.8%                  2.8%
Bristol-Myers Squibb Co.                        2.8%                  3.0%
Procter & Gamble Co.                            2.7%                  1.5%
PepsiCo, Inc.                                   2.7%                  3.0%
Johnson & Johnson                               2.6%                  3.0%
Travelers Group, Inc.                           2.4%                  1.1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                  Large Cap      Large Cap Growth   MorningStar
                               Growth Portfolio    Benchmark (1)    Peer Group+
                               ----------------  ----------------   -----------
 Y-T-D                              22.88%             20.38%           N/A
 1 Year                             36.90              31.99           31.25
 5 Years                            21.48              22.84           16.26
10 Years                            19.05              18.45           15.82
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments
Health Care Products                            17.8%                 22.3%
Computer Software and Services                   8.9%                  6.8%
Insurance                                        8.5%                  4.6%
Retail - Department Store                        7.4%                  7.1%
Diversified Operations                           7.0%                 12.6%
--------------------------------------------------------------------------------

(1) The index is represented by the S&P 500 for the period April 1986 to April 1996 and the Russell Large Cap Growth Index for the period May 1996 to December 31, 1997

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

    The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1996
--------------------------------------------------------------------------------
 EQUITY INDEX PORTFOLIO
 STATE STREET GLOBAL ADVISORS                                 MANAGEMENT TEAM
--------------------------------------------------------------------------------

 The Equity Index Portfolio returned 17.67% from January 1, 1998 through June 30, 1998. In comparison, the S&P 500 Index returned 17.68%. Large capitalization stocks continued their dominance of the U.S. equity markets in the first half of 1997. The S&P 500 Index's return more than doubled the 8.59% return of the S&P MidCap Index, and the 500 more than tripled the 4.93% return of the Russell 2000 Index.
 The Equity Index fund continued its steady growth in the first half of the year. The net assets of the portfolio increased nearly 65% to approximately $167 million. Bristol Myers and Wal-Mart entered the top ten holdings in the first half of the year, while IBM and Philip Morris dropped out of the top ten. There were also some changes in position in the top ten holdings. General Electric remains the largest holding at 3.3%. GE's market capitalization was $296 Billion on June 30. The top ten holdings represent over 19% of the total fund.
 The Equity Index Portfolio attempts to track the performance of the S&P 500 by fully replicating the index. The fund attempts to match the index holdings and weights for each name in order to provide returns close to the index return.

                           [LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                          Historical Portfolio Return

                         S&P 500         Equity Index Portfolio

     4/30/96              10,000                10,000
                          10,258                10,210
                          10,300                10,231
                           9,842                 9,825
                          10,050                 9,971
                          10,615                10,509
                          10,906                10,787
                          11,734                11,561
                          11,504                11,423
     1/1/97               12,218                12,133
                          12,317                12,221
                          11,805                11,736
                          12,510                12,409
                          13,278                13,119
                          13,870                13,727
                          14,971                14,821
                          14,139                13,993
                          14,913                14,756
                          14,415                14,267
                          15,082                14,887
                          15,342                15,169
     1/1/98               15,512                15,336
                          16,631                16,441
                          17,482                17,280
                          17,658                17,455
                          17,355                17,151
     6/30/98              18,060                17,850

--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                   % of          six months ago
                                                investments     % of investments
General Electric Co.                               3.2%                3.1%
Microsoft Corp.                                    2.9%                2.0%
Coca-Cola Co.                                      2.3%                2.1%
Exxon Corp.                                        1.9%                1.9%
Merck & Co., Inc.                                  1.8%                1.6%
Pftzer, Inc.                                       1.8%                1.2%
Wal-Mart Stores, Inc.                              1.8%                1.1%
Intel Corp.                                        1.4%                1.5%
Proctor & Gamble Co.                               1.3%                1.4%
Royal Dutch Petroleum Co.                          1.3%                1.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                    Equity Index       S&P 500     MorningStar
                                    Portfolio(1)        Index      Peer Group+
                                    ------------       -------     ------------
Y-T-D                                  17.67%           17.72%         N/A
1 Year                                 30.03            30.21         26.45
Since Inception                        30.65            31.37          N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
 ................................................................................
                                                   % of          six months ago
                                                investments     % of investments
Health Care Products                               11.1%             11.0%
Banks                                               6.8%              8.3%
Oil and Natural Gas Exploration and
  Production                                        6.6%              7.8%
Food, Beverage and Tobacco                          6.5%              7.2%
Telephone                                           6.1%              6.4%
--------------------------------------------------------------------------------

(1) The net return without the capital contribution would have been 30.53% since inception (for period ending 6/30/98).
 * Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
 . "Standard & Poor's 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by John Hancock Mutual Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.
 + Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                      INCEPTION: MAY 16, 1988
--------------------------------------------------------------------------------
 REAL ESTATE EQUITY PORTFOLIO
 INDEPENDENCE INVESTMENT ASSOCIATES, INC.                          DALTON AVERY
--------------------------------------------------------------------------------

 The softness seen in the REIT sector in the first quarter continued in the second quarter. In the three-year period ending last year, REITs achieved annualized returns of 22%. This represented a period of recovery in the real estate cycle while 1998 is seen as an equilibrium year with lower expectations. In anticipation of this transitional period momentum investors moved out of REITs into other sectors. We believe that the weakness in REITs caused by this shift is more sentiment driven than fundamental. The outlook for the various property sectors looks firm for the next few years. The correction in REIT stock prices has overcompensated in repricing the sector.
 The valuation on REITs is again very attractive. Valuations, along with the substantial dividend yield and low risk should provide moderate returns in the 12-15% range. This is more consistent with the returns one should expect from direct real estate investments. Real estate cycles move with the broader economic cycle and the REIT sector should move in line with the real estate cycle over time. As stocks, REITs anticipated the recovery in the cycle before it occurred and that produced unsustainable returns for a few years. We now expect REITs to move more in line with real estate markets.
 The Portfolio remains diversified across all property sectors with an overweight position in community shopping center REITs and an underweight in hotels. These decisions were helpful in the second quarter as two shopping center stocks, Kimco and Bradley Real Estate were the best performers in the quarter while hotel REITs, Sunstone Hotels and Boykin were on the bottom. The Portfolio outperformed the benchmark in the second quarter but slightly trails the benchmark for the first half. REITs have shown a pattern of mediocre performance in the first half in the past four years. The sector has rallied in the second half each year and ended each year with superior total returns. We believe that the stage is set for that pattern to continue in 1998.

                           [LINE GRAPH APPEARS HERE]

                          Historical Portfolio Return

                   Wilshire                    Real Estate Equity
               Real Estate Index                    Portfolio

   6/30/88          10,000                            10,000
                    10,121                            10,059
                    10,100                            10,075
                    10,284                            10,239
                    10,283                            10,290
                    10,149                            10,153
                    10,480                            10,441
    1/1/89          10,649                            10,656
                    10,677                            10,585
                    10,752                            10,601
                    10,948                            10,805
                    11,136                            10,930
                    11,261                            11,182
                    11,616                            11,791
                    11,493                            11,799
                    11,468                            11,773
                    10,895                            11,308
                    10,732                            11,152
                    10,728                            11,199
    1/1/90          10,223                            10,756
                    10,219                            10,718
                    10,195                            10,570
                     9,997                            10,508
                     9,953                            10,479
                     9,972                            10,510
                     9,590                            10,249
                     8,470                             9,402
                     7,488                             8,685
                     6,949                             8,238
                     7,232                             8,780
                     7,139                             8,795
    1/1/91           7,833                             9,936
                     8,294                            10,241
                     9,033                            11,067
                     8,960                            11,093
                     9,099                            11,409
                     8,650                            11,009
                     8,614                            11,000
                     8,510                            11,043
                     8,413                            11,178
                     8,223                            10,979
                     7,950                            10,767
                     8,569                            11,743
    1/1/92           8,972                            12,209
                     8,948                            12,078
                     8,755                            12,041
                     8,610                            11,880
                     8,644                            12,227
                     8,384                            11,918
                     8,415                            12,270
                     8,288                            12,306
                     8,603                            12,611
                     8,695                            12,836
                     8,770                            12,987
                     9,199                            13,623
    1/1/93           9,839                            14,677
                    10,315                            15,323
                    11,007                            16,398
                    10,383                            15,495
                    10,220                            15,246
                    10,488                            15,555
                    10,701                            15,767
                    10,923                            15,871
                    11,420                            16,799
                    11,098                            16,486
                    10,614                            15,776
                    10,601                            15,978
    1/1/94          10,920                            16,357
                    11,366                            17,035
                    10,840                            16,524
                    10,961                            16,633
                    11,189                            16,970
                    10,969                            16,521
                    10,994                            16,427
                    10,986                            16,450
                    10,803                            16,358
                    10,408                            15,657
                    10,001                            15,128
                    10,776                            16,436
    1/1/95          10,428                            15,868
                    10,754                            16,202
                    10,816                            16,246
                    10,738                            16,038
                    11,094                            16,720
                    11,287                            16,985
                    11,469                            17,306
                    11,609                            17,426
                    11,822                            17,842
                    11,456                            17,242
                    11,575                            17,312
                    12,246                            18,460
    1/1/96          12,415                            18,674
                    12,661                            18,871
                    12,764                            19,040
                    12,821                            18,976
                    13,107                            19,329
                    13,369                            19,732
                    13,250                            19,670
                    13,813                            20,499
                    14,158                            21,066
                    14,542                            21,614
                    15,146                            22,362
                    16,762                            24,564
    1/1/97          17,001                            24,834
                    17,012                            24,814
                    17,069                            24,672
                    16,518                            23,928
                    17,010                            24,678
                    17,854                            25,944
                    18,441                            26,642
                    18,305                            26,472
                    20,110                            28,773
                    19,255                            27,736
                    19,642                            28,090
                    20,808                            28,794
    1/1/98          19,797                            27,977
                    19,544                            27,481
                    19,929                            28,173
                    19,301                            27,292
                    19,116                            27,103
    6/1/98          19,014                            27,018

--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                   % of          six months ago
                                                investments     % of investments
Equity Residential Properties Trust                4.5%               4.4%
Avalon Bay Communities, Inc.                       3.8%               2.3%
Equity Office Properties Trust                     3.6%               2.5%
Crescent Real Estate Equities, Inc.                3.6%               3.3%
BRE Properties, Inc.                               3.2%               3.0%
Duke Realty Investments, Inc.                      3.0%               2.9%
Patriot American Hospitality, Inc.                 2.9%               3.6%
Brandywine Realty Trust                            2.9%               2.5%
Simon DeBartolo Group, Inc.                        2.9%               2.7%
Catellus Development Corp.                         2.8%               2.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                               Real Estate       Wilshire Real
                                            Equity Portfolio      Estate Index
                                            ----------------      ------------
Y-T-D                                            -6.17%               5.31%
1 Year                                            4.14                6.50
5 Years                                          11.67               18.99
10 Years                                         10.45               12.64
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Top Industries (as of June 30, 1998)
 ................................................................................
                                                   % of          six months ago
                                                investments     % of investments

Real Estate Investment Trust                       97.2%              91.7%
Real Estate Development                             2.6%               5.3%

--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing entails special risks as discussed in the prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                       INCEPTION: MAY 1, 1996
--------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO
 NEUBERGER & BERMAN, LLC                                M. KASSEN & R. GENDELMAN
--------------------------------------------------------------------------------

 The first half of 1998 was not a particularly rewarding period for value or mid cap investors relative to their growth and large stock counterparts. Cyclical companies--traditional repositories of value--underperformed as Asian economic weakness began taking its toll on earnings. High profile growth companies in the consumer non-durable and pharmaceuticals industries--which are generally priced out of reach for true value disciples--were bid up even higher as investors sought "safe" earnings. The largest stocks performed the best relative to other capitalization ranges.
 Eight of the twelve sectors of the Russell Mid Cap Value Index posted negative returns for the second quarter. Producer Durables was the weakest at -11.98%, Energy was also weak at -8.64%, led by sharply lower crude prices.
 Our timing and commitment to leading capital goods companies and commodity oriented cyclicals like the papers, steels, chemicals and lower end semiconductor chip manufacturers contributed to the underperformance this quarter. We have not abandoned the cyclicals. In our opinion, many still offer excellent long-term fundamental value.
 While our investments in several cyclical industries disappointed, other undervalued cyclical groups performed quite well. For example airline stocks, most notably Continental Airlines, soared as earnings took off. Despite a good run, we still think there is value in the airline group and in Continental.
 N&B's strategy has consistently added value by purchasing securities that have discounted price-to-earnings, price-to-cash flow ratios, healthy balance sheets and strong management. The fact that the Portfolio's current average P/E and price-to-cash flow are at a discount to those of the Russell index, while the 12-month return on average equity exceeds that of the Russell index shows our ability to find value. We take great comfort knowing we have positioned the Portfolio in what we believe to be attractively priced, high-quality companies with very favorable long-term prospects.

                           [LINE GRAPH APPEARS HERE]

                          Historical Portfolio Return

                   Russell Mid Cap Value Index        Mid Cap Value Portfolio

     4/30/96                 10,000                         10,000
                             10,096                         10,249
                             10,106                         10,095
                              9,625                          9,572
                             10,029                         10,035
                             10,397                         10,516
                             10,671                         10,708
                             11,341                         11,616
    12/31/96                 11,294                         11,618
                             11,648                         12,270
                             11,846                         12,227
                             11,486                         11,872
                             11,775                         12,211
                             12,470                         13,281
                             12,933                         13,423
                             13,893                         14,692
                             13,730                         14,905
                             14,582                         15,713
                             14,139                         15,047
                             14,616                         15,249
    12/31/97                 15,175                         15,355
                             14,880                         15,248
                             15,874                         16,325
                             16,691                         16,945
                             16,598                         16,838
                             16,211                         16,044
     6/30/98                 16,262                         15,464

--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                   % of          six months ago
                                                investments     % of investments
Harcourt General, Inc.                             3.7%                2.4%
EXEL, Ltd.                                         3.3%                1.5%
Host Marriott Corp.                                3.2%                2.0%
Biogen, Inc.                                       3.1%                2.1%
Crown Cork & Seal Co., Inc.                        2.7%                2.5%
Orion Capital Corp.                                2.6%                2.4%
SLM Holding Corp.                                  2.5%                N/A
Oryx Energy Co.                                    2.5%                1.9%
Union Camp Corp.                                   2.2%                1.7%
Wellpoint Health Networks, Inc.                    2.2%                N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                             Mid-Cap        Russell Mid Cap    MorningStar
                         Value Portfolio      Value Index      Peer Group+
                         ---------------    ---------------    -----------
Y-T-D                         0.71%              7.17%             N/A
1 Year                       15.20              25.75             20.04
Since Inception              22.28              25.16              N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
 ................................................................................
                                                   % of          six months ago
                                                investments     % of investments
Electronic Products and Services                   10.3%               5.6%
Insurance                                           9.1%               6.5%
Chemicals                                           7.5%               5.6%
Diversified Operations                              7.2%               5.0%
Paper and Forest Products                           5.7%               5.4%
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1996
--------------------------------------------------------------------------------
 MID CAP GROWTH PORTFOLIO
 JANUS CAPITAL CORPORATION                                           JIM GOFF
--------------------------------------------------------------------------------

 Markets moved ahead in the second quarter, as equities shook off Asian weakness and related pressure on earnings to rally against a backdrop of declining interest rates. Concerns over liquidity have favored large capitalization stocks, despite continued above-average earnings growth by their small and midsize counterparts. The Russell MidCap Growth Index increased 11.87% during the first half of 1998, compared with a 17.72% increase in the S&P 500 Index. Amid the growing pressure on margins, however, investors are starting to recognize companies of any size that can grow earnings at a consistent pace, regardless of the economy.
 In this stock picker's market, our focus on companies with consistent earnings growth has paid off. Since the beginning of the year, the Portfolio increased a strong 18.62%, well outpacing our benchmark, the Russell MidCap Growth Index. Many of our technology stocks were strong performers, including Vitesse Semiconductor and America Online (AOL). Vitesse has a highly profitable near-monopoly in high gate density semiconductors. AOL continues to grow its subscriber base and win recognition as a media avenue with strong advertising potential.
 Apollo Group is another promising position. Apollo Group, and its subsidiary University of Phoenix, offer a variety of higher education programs for adults. Apollo continues to expand into new markets and new curriculums, maintaining a lower cost structure than its traditional counterparts.
 On the downside, some of our media stocks struggled, but we took advantage of the weakness to add to our investments in Chancellor Media, Heftel Broadcasting, and Univision. All three companies are uniquely positioned in an industry that continues to see tremendous consolidation. We did scale back our long-time position in Fastenal, selling at a profit. Despite its disciplined cost management, we are concerned about the company's Asian exposure.
 Looking ahead, we remain confident in the Portfolio's ability to generate solid returns, whatever the economic environment. We continue to seek out companies with strong earnings potential, relying on Janus' exemplary research capabilities.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]

      Date        Russell Mid Cap Growth      Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
     4/30/96             10,000                     10,000
                         10,204                     10,252
                          9,896                     10,020
                          9,128                      9,186
                          9,621                      9,881
                         10,232                     10,473
                         10,112                     10,325
                         10,708                     10,408
                         10,528                     10,269
     1/1/97              10,993                      9,994
                         10,751                      9,827
                         10,144                      9,079
                         10,392                      9,186
                         11,323                     10,176
                         11,637                     10,693
                         12,751                     10,907
                         12,626                     10,950
                         13,265                     11,734
                         12,601                     11,385
                         12,733                     11,547
                         12,901                     11,980
     1/1/98              12,668                     11,743
                         13,859                     12,728
                         14,440                     13,429
                         14,636                     13,656
                         14,034                     13,098
     6/30/98             14,431                     14,211


--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of          six months ago
                                               Investments     % of Investments

Heffel Broadcasting Corp.                        5.2%                2.4%
Apollo Group, Inc.                               5.2%                4.0%
Omnicare, Inc.                                   5.0%                5.9%
CIT Group Holdings, Inc. + Cl. A                 4.9%                 N/A
Vitesse Semiconductor Corporation                4.8%                0.5%
PizzaExpress plc                                 4.1%                4.2%
Chancellor Media Corp.                           4.0%                2.2%
Sofamor Danek Group, Inc.                        3.9%                1.3%
Paychex, Inc.                                    3.9%                5.9%
Cadence Design Systems, Inc.                     3.5%                2.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                        Mid Cap             Russell Mid Cap        MorningStar
                    Growth Portfolio          Growth Index         Peer Group+
                    ----------------        ---------------        -----------
Y-T-D                    18.62%                  11.87%               N/A
1 Year                   32.90                   24.02              26.48
Since Inception          17.61                   18.45                N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of          six months ago
                                               Investments     % of Investments

Media - TV/Radio                                 19.0%               10.1%
Commercial Services                              11.3%                 N/A
Financial Services                               10.4%                6.1%
Health Care Products                              9.7%                2.7%
Banks                                             7.8%                2.4%
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       Inception: May 1, 1994
--------------------------------------------------------------------------------
 DIVERSIFIED MID CAP GROWTH PORTFOLIO (Formerly Special Opportunities) JOHN
 HANCOCK ADVISERS, INC.                                      Barbara Friedman
--------------------------------------------------------------------------------

 In January, Barbara C. Friedman, CFA, was named lead portfolio manager of the Diversified Mid Cap Growth Portfolio. Although a few important modifications were made to the portfolio, the broad underlying investment philosophy of emphasizing the fastest growing sectors remains in tact. We increased the number of industries within each sector and the number of holdings in the portfolio to enhance diversification and reduce risk. We believe these changes will positively influence performance over the long term.
 The portfolio underperformed the benchmark returning 10.62% while the Russell MidCap Growth Index returned 11.87% for the first six months of the year. We applied a consistent investment theme throughout the first half of 1998 with overweighted allocations to the Technology, Health Care, and Consumer Staples sectors.
 Since the impact of Asia is still uncertain, we avoided hardware companies in the Technology sector. Instead, we purchased software, services, and domestically focused companies with limited Asian exposure and high earnings visibility. Many of our holdings in this segment of the technology sector performed well. The decision to emphasize this group contributed to the portfolio's performance.
 Our Health Care holdings were also positive for performance. Demographic changes have created superior underlying fundamentals for the Health Care sector. As the baby boom generation ages, demand for health services will increase dramatically. We believe this trend will broadly impact the sector and we purchased stocks throughout many industries to exploit these changes.
 The robust economy continues to favor the consumer. Low interest rates, low inflation, modest wage growth, and low unemployment increased disposable income and consumer buying power. During the first six months we increased our allocation to the Consumer Staples sector in order to take advantage of this favorable trend. Several holdings within the group added to performance. However, on average the sector was underweighted which detracted mildly from performance. We expect the outlook for these sectors to remain exceptional and will maintain our emphasis over the next several months.

                           [LINE GRAPH APPEARS HERE]

                          Historical Portfolio Return

                                                Diversified Mid Cap Growth
                    Russell Midcap Growth         Special Opportunities
     4/30/94                10,015                        10,000
                             9,584                        10,000
                             9,849                        10,000
                            10,437                        10,000
                            10,265                        10,000
                            10,442                        10,000
                             9,982                        10,000
                            10,121                        10,000
     1/1/95                 10,243                        10,000
                            10,788                        10,000
                            11,216                        10,000
                            11,310                        10,000
                            11,589                        10,000
                            12,116                        10,000
                            12,879                        12,564
                            13,020                        12,807
                            13,310                        12,764
                            12,973                        12,361
                            13,553                        13,160
                            13,560                        13,672
     1/1/96                 13,800                        14,151
                            14,322                        14,612
                            14,435                        14,939
                            15,132                        16,011
                            15,441                        16,455
                            14,975                        16,237
                            13,812                        14,615
                            14,559                        15,484
                            15,483                        16,411
                            15,302                        16,926
                            16,203                        17,438
                            15,930                        17,820
     1/1/97                 16,635                        17,845
                            16,269                        16,824
                            15,350                        15,825
                            15,726                        15,365
                            17,135                        16,487
                            17,609                        16,713
                            19,294                        18,028
                            19,106                        17,686
                            20,073                        19,025
                            19,068                        18,622
                            19,268                        18,188
                            19,521                        18,432
     1/1/98                 19,170                        18,106
                            20,972                        19,666
                            21,851                        20,641
                            22,148                        20,584
                            21,237                        19,648
     6/30/98                21,838                        20,389


--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                   % of          six months ago
                                                investments     % of investments
Keane, Inc.                                         1.8%               1.5%
Unisys Corp.                                        1.7%               N/A
Netlink Communications, Inc.                        1.7%               0.8%
Outdoor Systems, Inc.                               1.6%               N/A
Lexmark International Group, Inc.                   1.5%               N/A
Forrest Laboratories, Inc.                          1.5%               N/A
Networks Associates, Inc.                           1.5%               N/A
Bea Systems, Inc.                                   1.4%               N/A
Interim Services, Inc.                              1.3%               N/A
Intermedia Communications, Inc.                     1.3%               N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                               Diversified Mid    Russell Mid Cap    MorningStar
                                  Cap Growth        Growth Index     Per Group+
                               ---------------    ---------------    -----------
Y-T-D                               10.62%             11.87%            N/A
1 Year                              21.99              24.02            26.48
3 Year                              20.50              21.70            20.02
Since Inception                     18.71              21.70             N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
 ................................................................................
                                                   % of          six months ago
                                                investments     % of investments

Computer Software and Services                     14.4%               N/A
Insurance                                           8.9%               9.1%
Health Care Products                                7.5%               3.0%
Banks                                               7.3%              10.1%
Telecommunications Services                         6.3%               5.0%
--------------------------------------------------------------------------------

* Total returns for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Sector investing entail special risks as discussed in the prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1998
--------------------------------------------------------------------------------
 SMALL/MID CAP CORE PORTFOLIO
 GOLDMAN SACHS ASSET MANAGEMENT                            JONES/CLARK/PINTER
--------------------------------------------------------------------------------

 For the period since inception, May 1, 1998, through June 30, 1998, the Small/Mid Cap CORE Equity Portfolio significantly outperformed its benchmark, the Russell 2500 Index, by 173 basis points as the fund returned (2.79%) at NAV vs. (4.53%) for the Index.
 In the second quarter small capitalization stocks fared poorly relative to larger capitalization stocks. Although the pace of the US equity market has slowed considerably, investors continue to search among large cap, growth names for safety and predictability in a mature bull market.
 Of the three investment themes considered by the model (Value, Momentum, and Low Risk) the portfolio had an above-average tilt towards value-oriented securities. As we intend, the model's stock-picking ability drove the quarter's performance. Stock selection had the largest impact on returns; industry exposures and factor tilts remained fairly modest, contributing relatively less to the fund's returns. Since we remain fully invested, market timing affected performance only minimally.
 The fund's sector exposures continue to approximate those of the Russell 2500 Index. Its current tilt toward value stocks continued to result in a slight overweighting in "cheap sectors" (e.g., consumer durables) and a slight underweighting in "pricey" sectors (e.g., communications). In addition, we have overweighted positions in insurance which have added substantially to performance.
 By quarter-end, our model became slightly less defensive, remaining overweight to the Value theme, while placing less emphasis on Low Risk and Momentum themes (relative to long-term averages). This stance is based on the fundamental economic conditions--low equity risk premiums and long bond default premium, a volatile market and a growing economy--that we have witnessed recently. In addition, the dividend yield is quite low by historical standards, supporting our current weightings.

--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments
Energy East Corp.                               1.8%                  N/A
Hertz Corp. - CI.A                              1.8%                  N/A
Hartford Life, Inc. - CI.A                      1.7%                  N/A
FirstFed Financial Corp.                        1.6%                  N/A
Bindley Western Industries                      1.5%                  N/A
Unisys Corp.                                    1.5%                  N/A
GATX Corp.                                      1.4%                  N/A
Dime Bancorp, Inc.                              1.4%                  N/A
Public Service Co. of New Mexico                1.3%                  N/A
Sabre Group Holdings, Inc.                      1.2%                  N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                 Small/Mid Cap      Russell 2500
                                Core Portfolio         Index
                                --------------      ------------
Since Inception                     -2.79%             -4.53%
 (5/1/98)


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments
Insurance                                        9.2%                 N/A
Commercial Services                              5.8%                 N/A
Banks                                            5.4%                 N/A
Retail - Department Stores                       5.2%                 N/A
Transportation Services                          5.2%                 N/A
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                         Inception: May 1, 1996
--------------------------------------------------------------------------------
 SMALL CAP VALUE PORTFOLIO
 INVESCO MANAGEMENT & RESEARCH                                     Bob Slotpole
--------------------------------------------------------------------------------

 Small Cap Value Portfolio is a well-diversified portfolio with over 200 holdings. Relative to the Russell 2000 index, it is sector, industry and macroeconomically neutral. This means that your Portfolio has the same weight or sensitivity to these key variables as does the Russell 2000. As random events affect the economy or influence the stock market, your portfolio is likely to respond to these events the same way the Russell 2000 does. The Portfolio is designed this way in order to maximize its usefulness in an asset allocation framework. It is by no means a passive index. Superior returns have been generated through superior stock selection.
 Performance for the second quarter was down 4.2%. On a relative basis, the Portfolio outperformed the Russell 2000 index by 46 basis points. While growth stocks outperformed value stocks during the quarter, historically the opposite has been true. Over long periods of time, particularly in the small cap sector, a value orientation has produced superior performance. We believe this substantiates the value focus of the fund. Currently the market is valuing some internet growth' stocks at price-earnings multiples over 1000.
 While our stock selection factors worked modestly in April and May, June was a particularly strong month. However, June's performance was partially offset by specific reversals in Stratus Computer and DSP Communications.
 At INVESCO, we employ a highly diversified approach to small cap investing to minimize the risk associated with sector forecasts. Buying companies that represent the best relative values in each sector assures participation in the return and diversification benefits of this asset class.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]


                        Russell 2000        Small Cap Value Portfolio

         4/30/96           10,000                    10,000
                           10,394                    10,232
                            9,967                    10,126
                            9,097                     9,630
                            9,625                    10,161
                           10,001                    10,450
                            9,847                    10,340
                           10,253                    10,678
                           10,521                    11,033
          1/1/97           10,732                    11,115
                           10,471                    10,927
                            9,977                    10,594
                           10,005                    10,831
                           11,118                    11,818
                           11,595                    12,513
                           12,134                    13,256
                           12,412                    13,389
                           13,320                    14,242
                           12,735                    13,761
                           12,653                    13,863
                           12,874                    13,855
          1/1/98           12,671                    13,514
                           13,608                    14,524
                           14,169                    15,130
                           14,247                    15,214
                           13,480                    14,450
         6/30/98           13,508                    14,450


Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of             six months ago
                                             investments        % of investments

Trigon Healthcare, Inc.                         1.5%                  1.4%
Bindley Western Industries, Inc.                1.5%                  0.5%
Veritas DGC, Inc.                               1.3%                  0.5%
Generale Cable Corp.                            1.3%                  N/A
Safeskin Corp.                                  1.2%                  0.5%
FBL Financial Group, Inc.                       1.2%                  0.6%
United Stationers, Inc.                         1.2%                  0.6%
Canandaigua Brands Inc. - CI A                  1.2%                  0.1%
Orion Capital Corp.                             1.2%                  1.1%
Anchor Gaming                                   1.1%                  0.4%


Average Annual Total Returns*
--------------------------------------------------------------------------------
                                Small Cap       Russell 2000      MorningStar
                             Value Portfolio       Index          Peer Group+
                             ---------------    ------------      -----------
Y-T-D                              4.29%            4.93%             N/A
1 Year                            15.48            16.50             13.55
Since Inception                   18.51            14.89              N/A


Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of             six months ago
                                             investments        % of investments

Health Care Services                            7.2%                   6.5%
Banks                                           6.6%                  10.1%
Real Estate Investment Trust                    6.7%                   5.7%
Insurance                                       6.3%                   6.4%
Computer Software and Services                  6.0%                   3.8%


* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                         INCEPTION: MAY 1, 1996
--------------------------------------------------------------------------------
 SMALL CAP GROWTH PORTFOLIO
 JOHN HANCOCK ADVISERS, INC.                                      BERNICE BEHAR
--------------------------------------------------------------------------------

 The Small Cap Growth Portfolio produced excellent returns for the first half of the year. The portfolio gained 8.76% while the Russell 2000 Growth returned 5.46%.

 Our strategy of focusing on software and services companies within the Technology sector benefited the portfolio. These industries produced solid returns partially due to their limited exposure to Asia. Our decision to avoid hardware companies also benefited the portfolio. Several hardware companies declined considerably from slumping Asian demand. Recently, we uncovered a few hardware names with attractive valuations and solid growth prospects. Although the majority of the portfolio will remain focused on software and services companies, we expect to add a select number of hardware names over the next few months.

 Another positive contributor to performance was the Consumer Cyclicals sector. Favorable economic factors such as low interest rates, steady wage growth, and low unemployment created an ideal consumer environment. Such exceptional underlying fundamentals allowed us to identify many promising securities within the sector that resulted in a meaningful overweighted position. Some of the portfolio's strongest gains were drawn from stocks in the retail industry. We focused primarily on smaller niche retailers actively gaining market share through consolidation.

 Despite more favorable valuations and growth rates relative to large caps, small cap stocks continue to underperform their large cap peers. The performance lag can partly be attributed to market volatility caused by the lingering Asian crises. Investors have been willing to pay a premium for the liquidity of large cap stocks. We believe as the crises in Asia stabilizes, market volatility will diminish. At that time, we believe investors will recognize the compelling valuations and growth rates of small cap stocks.

                          Historical Portfolio Return

      Date        Russell Growth          Small Cap Growth Portfolio

     4/30/96           10,000                       10,000
                       10,513                       10,599
                        9,830                       10,294
                        8,630                        9,480
                        9,269                       10,298
                        9,746                       11,151
                        9,325                       10,170
                        9,585                        9,976
                        9,772                        9,950
      1/1/97           10,016                       10,302
                        9,411                        9,638
                        8,747                        8,962
                        8,646                        8,763
                        9,945                        9,781
                       10,282                       10,514
                       10,809                       11,205
                       11,133                       11,571
                       12,022                       12,817
                       11,300                       11,834
                       11,031                       11,387
                       11,037                       11,370
      1/1/98           10,889                       11,170
                       11,851                       12,062
                       12,348                       12,788
                       12,424                       12,730
                       11,521                       11,856
     6/30/98           11,639                       12,366


Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of             six months ago
                                             Investments        % of Investments

Metromedia Fiber Network, Inc.                  1.2%                  0.7%
Micromuse, Inc.                                 1.2%                  N/A
Network Applicance, Inc.                        1.1%                  1.4%
Medallion Financial Corp.                       1.0%                  0.8%
VeriSign, Inc.                                  1.0%                  N/A
ProBusiness Services, Inc.                      1.0%                  0.6%
AmeriCredit Corp.                               0.9%                  N/A
American Italian Pasta Co.                      0.9%                  0.7%
Intermedia Communications, Inc.                 0.9%                  N/A
Dendrite International, Inc.                    0.9%                  N/A


Average Annual Total Returns*
--------------------------------------------------------------------------------
                                Small Cap       Russell 2000      MorningStar
                             Growth Portfolio   Growth Index      Peer Group+
                             ----------------   ------------      -----------
Y-T-D                              8.76%            5.46%             N/A
1 Year                            17.62            13.19             19.26
Since Inception                   10.30            14.89              N/A


Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of             six months ago
                                             Investments        % of Investments

Computer Software and Services                  17.8%                 8.7%
Commercial Services                              8.2%                 N/A
Retail - Department Store                        7.4%                 9.2%
Financial Services                               4.5%                 4.1%
Electronic Products and Services                 4.4%                 4.0%


* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1998
--------------------------------------------------------------------------------
 GLOBAL EQUITY PORTFOLIO
 SCUDDER KEMPER INVESTMENTS, INC.                     W. HOLZER & D. ESPINOSA
--------------------------------------------------------------------------------

 National equity markets have diverged markedly in the last few months. Corporate profits growth in the US has slowed to a creep. While the Asian crises, a high dollar and pricing pressures are often cited reasons, the slowdown looks suspiciously like the maturing of an economic cycle. Record numbers of takeovers and mergers indicate a move by corporations to dominate their markets.
 "Darkside Restructuring" is in full swing in Europe and it is the largest theme within the portfolio. We foresee this continuing for some years to come. However, its ideas are now well appreciated by investors. The largest concentration in the "Darkside Restructuring" theme is in German chemical/pharmaceutical giants and the German utility/conglomerates which are responding to the deregulation of the European electricity industry. Recently we added the French auto company Peugeot which has new leadership, a strong profits outlook and new appeal in the context of what appears to be a consolidating global auto industry.
 Influenced by valuation, our second most heavily weighted theme is entitled "Secure Streams of Income." We anticipate that the Yuppie generation that inflated house prices in the 1980's and stock prices in the 1990's will choose to lock in their gains and opt for security as they approach retirement. Early on, we established positions in electric utilities. More recently we have added Lockheed Martin whose profits are underpinned by an increasing defense budget and a strong internal efficiency plan.
 While Europe has charged forth on EMU optimism and corporate restructuring, and the US has risen on seemingly unrealistic earnings expectations, Asia has been struggling to emerge from economic and financial collapse.
 As always, we continue to monitor the impact of economic, social, demographic and technological changes in the world economy with an eye towards valuations. Recent run-ups in Europe and the US have merely emphasized the importance of such a focus.

--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             Net Assets       % of Net Assets
U.S. Treasury                                   8.5%                  N/A
Treasury                                        2.4%                  N/A
SAP AG                                          2.0%                  N/A
Novarils AG                                     1.8%                  N/A
Unilever                                        1.8%                  N/A
Rwe AG                                          1.7%                  N/A
International Business Machines Corp.           1.7%                  N/A
VEBA AG                                         1.7%                  N/A
CS Holding AG                                   1.6%                  N/A
U.S. Airways Group, Inc.                        1.6%                  N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                 Global Equity         MSCI
                                   Portfolio        World Index
                                 -------------      -----------
 Since Inception                    -0.06%             1.12%
   (5/1/98)


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top Five Industry Classifications (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             Net Assets         % of Net Assets
Insurance                                       16.3%                 N/A
Chemicals                                        7.8%                 N/A
Computer Software and Services                   6.9%                 N/A
Health Care Products                             6.5%                 N/A
U.S. Governmental                                5.5%                 N/A
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                       INCEPTION: MAY 1, 1996
--------------------------------------------------------------------------------
 INTERNATIONAL BALANCED PORTFOLIO
 BRINSON PARTNERS, INC.                                       MANAGEMENT TEAM
--------------------------------------------------------------------------------

 For the quarter ending June 30th, non-U.S. equity markets rose 1.6% in dollar-hedged terms, significantly less than the prior quarter's 16.7% return. On a year-to-date basis, non-U.S. markets were up 18.6% (in dollar-hedged terms), representing a very strong six month return. Negative returns from the South East Asian region occurred primarily during the second quarter as the real economic impact of the Asian debt crisis has proved more severe than initially anticipated. Returns across the non-U.S. bond markets (in dollar hedged terms) ranged from the high of 3.4% in Sweden to the lower return of 1.0% in Ireland. Non-U.S. bond markets provided a 2.3% return for the quarter, less than the previous quarter's 3.1% return. On a year-to-date basis, non-U.S. bond markets were up 5.4% (in dollar-hedged terms). Currency effects on returns have been modest for the first half of 1998.
 In the International Balanced Portfolio, we continue to emphasize the non-U.S. bond markets relative to non-U.S. equity markets. Among international equity markets, we continue to maintain a significant underweight position in Japan in recognition of a number of vulnerabilities in the Japanese economy. We continue to emphasize New Zealand and Australia, and small overweight positions are held in Belgium, Finland, and the U.K. Among international bond markets, we have no exposure to the unattractive Japanese bond market. The Portfolio holds overweight positions in the bond markets in Germany, Denmark, the U.K., Australia, Canada, and the Netherlands. Duration strategies across most non-U.S. bond markets are slightly less than the respective market average. The Portfolio's currency strategies include modest underweights in the Japanese yen and the British pound sterling, and a smaller underweight of the Hong Kong dollar. The U.S., Australian and New Zealand dollars are slightly overweighted within the Portfolio.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]


                         International Balanced     International Balanced
       Date                Composite Index (A)             Portfolio
--------------------------------------------------------------------------------
     4/30/96                      10,000                    10,000
                                   9,890                     9,992
                                   9,940                    10,055
                                   9,847                     9,956
                                   9,898                    10,007
                                  10,066                    10,257
                                  10,082                    10,315
                                  10,396                    10,678
                                  10,278                    10,673
      1/1/97                       9,927                    10,509
                                   9,983                    10,624
                                   9,964                    10,568
                                   9,934                    10,507
                                  10,489                    11,089
                                  10,896                    11,433
                                  10,928                    11,471
                                  10,411                    10,986
                                  10,879                    11,470
                                  10,433                    11,127
                                  10,260                    10,967
                                  10,287                    10,955
      1/1/98                      10,599                    11,195
                                  11,099                    11,630
                                  11,269                    11,808
                                  11,412                    11,952
                                  11,366                    11,952
     6/30/98                      11,383                    11,915


--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of          six months ago
                                               Investments     % of Investments

Federal Republic of Germany                      9.5%                10.8%
U.K. Treasury                                    6.7%                 7.5%
Government of France                             5.4%                 1.7%
Kingdom of Denmark                               4.5%                 5.1%
Government of Canada                             4.5%                 5.1%
Government of Netherlands                        3.2%                 4.1%
Government of Spain                              2.7%                 3.1%
Republic of Italy                                2.6%                 2.5%
Queensland Treasury                              1.7%                 1.7%
Commonwealth of Australia                        1.3%                 1.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                  International Balanced   International Balanced    MorningStar
                        Portfolio            Composite Index (A)     Peer Group+
                  ----------------------   ----------------------    -----------
Y-T-D                      8.76%                 10.66%                   N/A
1 Year                     4.21                   4.47                   7.69
Since Inception            8.42                   6.16                    N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of          six months ago
                                               Investments     % of Investments

Foreign Governmental                             42.2%               44.4%
Banks                                             7.6%                7.7%
Food, Beverage and Tobacco                        4.5%                3.8%
Health Care Products                              4.2%                4.1%
Diversified Operations                            3.6%                4.1%
--------------------------------------------------------------------------------

  * Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

    The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

(A) International Balanced Composite Index: 65% Morgan Stanley Capital International World Index Excluding US, and 35% Salomon Brothers Non-US Govt.

    There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

  + Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       Inception: May 2, 1988
--------------------------------------------------------------------------------
 INTERNATIONAL EQUITY INDEX PORTFOLIO (formerly International Equity)
 INDEPENDENCE INTERNATIONAL ASSOCIATES INC.                      NORMAN MELTZ
--------------------------------------------------------------------------------

 For the six months ending June 30, 1998, the International Equity Index Portfolio rose 17.21% while the EAFE Index rose 15.92%.
 On May 1st Independence International Associates began managing the Portfolio and implemented a different strategy for investing in international equity markets. We now manage this Portfolio as an indexed portfolio whose objective is to track the Morgan Stanley EAFE Gross Domestic Product Index (GDP Index) as closely as possible.
 The GDP Index includes the same 21 countries as in the EAFE Index. However unlike the EAFE Index, each country's weight in the GDP Index is determined by its percentage of the total GDP of all 21 countries. Within each country, the GDP Index includes the stocks in the respective Morgan Stanley country index just as in the EAFE Index. Each stock's weight within its country equals its percentage of the total capitalization (total market value) for that country. Historically, the GDP Index has provided better diversification than EAFE and produced higher returns with lower volatility.
 Over the past six months European equity markets have performed exceptionally. Of the fifteen European markets in which the Portfolio invests, fourteen delivered double digit returns. As measured by the Morgan Stanley country indexes Finland led all European countries with a 65.6% return; Spain rose 43.9%; Belgium increased 43.6%; France rose 38.9% and Germany rose 36.6%. The only country whose market slumped was Norway which fell 4.0%, hurt by the drop in oil prices across the world.
 In contrast to Europe, equity markets in the Pacific region continued to suffer from the effects of the economic and currency problems that began in July 1997. Of the six Pacific region countries where the Portfolio invests as of June 30th only one, Australia, managed to avoid a decline in its stock market. Japan, although falling only 2.6% for the period, negatively impacted the other countries due to its reduced investments in the other countries and its reduced imports from them.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]


                  MSCI EAFE Index             International Equity
                                                 Index Portfolio
--------------------------------------------------------------------------------
     6/30/88           10,000                        10,000
                       10,316                         9,922
                        9,648                         9,389
                       10,071                         9,900
                       10,935                        10,452
                       11,589                        10,676
                       11,656                        10,647
      1/1/89           11,864                        10,884
                       11,927                        10,959
                       11,695                        10,969
                       11,806                        11,181
                       11,166                        10,821
                       10,981                        10,481
                       12,363                        11,529
                       11,809                        11,139
                       12,348                        11,517
                       11,854                        11,317
                       12,453                        11,756
                       12,915                        12,169
      1/1/90           12,437                        11,666
                       11,572                        11,471
                       10,368                        11,527
                       10,288                        11,418
                       11,465                        12,324
                       11,367                        12,508
                       11,530                        12,693
                       10,414                        11,541
                        8,966                        10,797
                       10,365                        11,065
                        9,757                        11,145
                        9,919                        11,203
      1/1/91           10,242                        11,374
                       11,343                        12,042
                       10,665                        12,197
                       10,772                        12,249
                       10,888                        12,533
                       10,091                        11,877
                       10,589                        12,466
                       10,376                        12,591
                       10,964                        12,690
                       11,122                        12,907
                       10,605                        12,616
                       11,156                        13,821
      1/1/92           10,921                        13,787
                       10,533                        13,762
                        9,841                        13,131
                        9,890                        13,095
                       10,556                        13,465
                       10,058                        13,210
                        9,804                        13,134
                       10,423                        12,989
                       10,220                        12,943
                        9,687                        12,874
                        9,781                        13,413
                        9,835                        13,593
      1/1/93            9,837                        13,676
                       10,137                        13,607
                       11,024                        14,058
                       12,073                        14,145
                       12,331                        14,864
                       12,142                        14,733
                       12,569                        14,992
                       13,250                        15,831
                       12,955                        16,039
                       13,356                        17,072
                       12,192                        16,434
                       13,074                        17,984
      1/1/94           14,183                        18,107
                       14,146                        17,896
                       13,539                        16,963
                       14,117                        17,283
                       14,040                        17,485
                       14,242                        17,034
                       14,381                        17,425
                       14,725                        18,232
                       14,264                        17,853
                       14,742                        18,211
                       14,037                        17,019
                       14,129                        16,858
      1/1/95           13,589                        15,916
                       13,554                        16,187
                       14,403                        16,775
                       14,949                        17,281
                       14,774                        17,634
                       14,519                        17,465
                       15,426                        18,435
                       14,842                        17,911
                       15,135                        18,164
                       14,733                        17,849
                       15,147                        17,932
                       15,760                        18,209
      1/1/96           15,828                        18,496
                       15,885                        18,706
                       16,227                        18,885
                       16,702                        19,584
                       16,398                        19,385
                       16,495                        19,428
                       16,016                        18,604
                       16,055                        18,750
                       16,485                        19,101
                       16,320                        18,983
                       16,973                        19,832
                       16,759                        19,882
      1/1/97           16,176                        19,539
                       16,445                        19,612
                       16,509                        19,247
                       16,599                        19,384
                       17,683                        21,017
                       18,663                        22,105
                       18,969                        22,801
                       17,556                        20,316
                       18,543                        21,785
                       17,122                        18,833
                       16,951                        18,827
                       17,104                        18,883
      1/1/98           17,890                        18,897
                       19,042                        20,347
                       19,633                        21,172
                       19,792                        21,738
                       20,077                        21,868
     6/30/98           20,270                        22,133



--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments

Allianz AG                                       2.0%                0.0%
Ente Nazionale Idrocaburi SpA                    2.0%                0.0%
Deutsche Telekom                                 1.6%                0.0%
Telecom Italia Mobile SpA                        1.6%                0.0%
Daimler-Benz AG                                  1.4%                0.0%
Nippon Telegraph & Telephone Corp.               1.3%                0.0%
Assicurazioni Generali                           1.2%                0.0%
Toyota Motor Corp.                               1.2%                0.0%
France Telecom                                   1.2%                2.8%
Deutsche Bank AG                                 1.2%                0.0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                      International             MSCI EAFE           MorningStar
                 Equity Index Portfolio           Index             Peer Group+
                 ----------------------        ----------          -----------
Y-T-D                    17.21%                  18.51%               N/A
1 Year                    0.12                    8.61               9.40
5 Years                   8.48                   10.709             13.69
10 Years                  8.27                    7.32              10.75
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Five Industry Classifications (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments

Banks                                            15.2%               21.3%
Telecommunications Services                       7.4%                7.9%
Insurance                                         6.4%                6.6%
Diversified Operations                            6.2%                2.6%
Food, Beverage and Tobacco                        5.5%                5.6%
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1996
--------------------------------------------------------------------------------
 INTERNATIONAL OPPORTUNITIES PORTFOLIO
 ROWE PRICE-FLEMING INTERNATIONAL, INC.                           MARTIN WADE
--------------------------------------------------------------------------------

 International markets turned in sharply divergent performances through the first half of 1998. As a result, the International Opportunities Portfolio returned 14.12% compared with 15.93% for the benchmark MSCI EAFE index and 16.25% for the Lipper Variable Annuity benchmark.
 Most European markets continued their ascent, encouraged by economic fundamentals and buoyant fund flows. Of the major markets, Germany and France were the best performers. Negative country selection impaired results versus the Index while stock selection provided a small benefit.
 Looking forward, high European stock valuations and the negative effects of Asia could make short-term progress difficult but, longer term, supportive fundamentals should enable these markets to rise further. We continue to reduce exposure to Japan, while we are hopeful that Latin American markets will perform well over the balance of the year.

                          Historical Portfolio Return

                           [LINE GRAPH APPEARS HERE]

                       MSCI EAFE          International Opportunities
                         Index                    Portfolio
--------------------------------------------------------------------------------
     4/30/96            10,000                      10,000
                         9,818                      10,024
                         9,876                      10,129
                         9,590                       9,820
                         9,613                       9,971
                         9,871                      10,191
                         9,773                      10,150
                        10,164                      10,609
                        10,036                      10,672
      1/1/97             9,687                      10,544
                         9,847                      10,672
                         9,886                      10,659
                         9,940                      10,701
                        10,590                      11,332
                        11,176                      11,796
                        11,359                      12,113
                        10,513                      10,992
                        11,104                      11,719
                        10,253                      10,863
                        10,151                      10,859
                        10,242                      10,880
      1/1/98            10,713                      11,254
                        11,403                      11,932
                        11,756                      12,346
                        11,852                      12,435
                        11,797                      12,391
     6/30/98            11,889                      12,416


--------------------------------------------------------------------------------
Top Ten Holdings (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of          six months ago
                                               Investments     % of Investments

National Westminster Bank plc                    2.5%                2.6%
Royal Dutch Petroleum Co.                        2.3%                2.5%
SmithKline Beecham plc                           2.1%                1.8%
Nestle SA                                        2.0%                1.4%
Wolters Kluwer NV                                1.9%                1.7%
ING Groep NV                                     1.8%                1.1%
Diageo plc                                       1.6%                0.0%
KBC Bankverzekeringgs                            1.6%                0.0%
Glaxo Wellcome plc + ADR                         1.6%                1.2%
Compagnie Generale des Eaux                      1.5%                1.4%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                   Intl. Opportunities         MSCI EAFE           MorningStar
                        Portfolio                Index             Peer Group+
                   -------------------         ---------           -----------
Y-T-D                    14.12%                  16.08%               N/A
1 Year                    5.26                    6.38               9.40
Since Inception          10.50                    8.31                N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                  % of          six months ago
                                               Investments     % of Investments

Banks                                            16.1%               13.4%
Health Care Products                              9.1%               10.2%
Food, Beverage and Tobacco                        7.7%                5.3%
Diversified Operations                            5.7%                6.9%
Electronic Products and Services                  5.3%                5.6%
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with the international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 6/30/98. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed.

                                                       INCEPTION: MAY 1, 1998
--------------------------------------------------------------------------------
 EMERGING MARKETS EQUITY PORTFOLIO
 MONTGOMERY ASSET MANAGEMENT, LLC.                   J. JIMENEZ & B. SUDWEEKS
--------------------------------------------------------------------------------

 During its first two months of operations, through June 30, 1998, the Emerging Markets Equity Portfolio returned -20.4% versus -23.6% before deduction of insurance charges for the MSCI Emerging Markets Free Index. The portfolio seeks capital appreciation by investing primarily in the equity securities of companies in countries having economies and markets generally considered by the World Bank to be emerging or developing.
 Emerging Markets were highly volatile during the period. A declining yen and a recession in Japan renewed worries that Southeast Asian economies would suffer another round of currency devaluation. The financial turmoil was aggravated by non-economic events, including the resignation of Indonesian president Suharto and nuclear testing in India.
 Given Asia's negative economic outlook, the Portfolio's position has been to underweight its exposure relative to the benchmark in Asia, except for China/Hong Kong. Among other major emerging markets, the Portfolio remains overweight in Brazil and South Africa (an economy largely insulated from Asia, apart from commodities) and underweight Mexico.
 Montgomery views Brazil positively because it is maintaining a long-term course toward stronger fiscal, monetary and economic systems, particularly through its privatization programs. Similarly, South Africa has undertaken corporate restructuring and a consumer spending boom and offers attractive valuations. Montgomery believes that the current pressure on interest rates and the currency is only a short-term concern.
 Overall, the Portfolio's positions in Asia (21% of assets), Brazil (23%), and Mexico (4.5%) boosted performance during the period while China/Hong Kong held performance back.
 Montgomery views the current turmoil in these markets as a prerequisite for their long-term economic and market out-performance. Many developing markets have initiated economic reform while stocks are selling at attractive valuations. In addition, these markets offer growth potential not simply because stock prices are down, but because of powerful trends toward long-term global prosperity. For aggressive, long-term investors, now may be the time to maintain or increase investment there.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS (AS OF JUNE 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments

Telecomunicacoes Brasileiras                   12.3%                  N/A
Companie Energetica de Minas
  Gerals                                        5.2%                  N/A
Brisa-Auto Estradas de Portugal                 4.0%                  N/A
JCI Ltd.                                        3.9%                  N/A
Al Ahram Beverage Co. S.A.E.                    3.9%                  N/A
De Beers Centenary                              3.6%                  N/A
Centrale Electricas Brasileiras SA              3.5%                  N/A
Haci Omer Sabancl Holding                       3.2%                  N/A
Petroleo Brasileiro                             2.7%                  N/A
ECI Telecommunications, Ltd.                    2.6%                  N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average Annual Total Returns*
--------------------------------------------------------------------------------
                                Emerging Markets   MSCI Emerging
                                Equity Portfolio   Markets Free Index
                                ----------------   ------------------
 Since Inception                   -20.40%            -22.76%
   (5/1/98)


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top Five Industries (as of June 30, 1998)
--------------------------------------------------------------------------------
                                                % of            six months ago
                                             investments       % of investments
Telephone                                       18.8%                 N/A
Electric Power                                  13.4%                 N/A
Banks                                           11.1%                 N/A
Foods, Beverages, and Tobacco                    9.0%                 N/A
Telecommunications Services                      5.1%                 N/A
--------------------------------------------------------------------------------

* Total returns are for the period ended June 30, 1998. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus.

  The performance of the portfolio on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------

(000's Omitted)              Large Cap  Sovereign    Emerging    International Global   Small Cap International Mid Cap
                              Growth      Bond    Markets Equity Equity Index  Equity    Growth     Balanced    Growth
                             ---------  --------- -------------- ------------- -------  --------- ------------- -------
ASSETS
Long Term Investments at
cost........................ $689,927   $780,426     $ 9,676       $168,023    $14,820   $48,204     $25,370    $49,167
Net unrealized appreciation
(depreciation) of
investments.................  274,358     25,543      (1,998)         5,233        (78)   12,260       1,810     11,281
Short-Term Investments at
Market......................    4,919     47,901         495          4,076                              332      3,800
                             --------   --------     -------       --------    -------   -------     -------    -------
 Total Investments..........  969,204    853,870       8,173        177,332     14,742    60,464      27,512     64,248
Cash........................      286      1,894                        124        117                   676        325
Receivable for:
 Investments sold...........      197     10,844                        485        112       940       3,805
 Fund shares sold...........
 Interest...................              13,467                                    20                   317
 Dividends..................      819                      4            233         17        10          47         11
 Futures contracts daily
 variation..................
 Foreign currency sold......                                          1,157        112                11,222      3,436
 Unrealized appreciation in
 forward foreign currency
 contracts..................                                             11
 Other assets...............                                            289          7                    30          1
                             --------   --------     -------       --------    -------   -------     -------    -------
 TOTAL ASSETS...............  970,506   $880,075     $ 8,177       $179,631    $15,127   $61,414     $43,609    $68,021
LIABILITIES
Payables for:
 Investments purchased......      286     34,772                        351                   19       4,348        564
 Fund shares purchased......
 Foreign currency pur-
 chased.....................                                          1,157        112                11,222      3,436
 Future contracts daily
 variation..................                                             10
 Unrealized depreciation in
 forward foreign currency
 contracts..................                                                                             171         34
 Other liabilities..........      159        130           4             55          8       441          14          5
                             --------   --------     -------       --------    -------   -------     -------    -------
 TOTAL LIABILITIES..........      445     34,902           4          1,573        120       460      15,755      4,039
                             --------   --------     -------       --------    -------   -------     -------    -------
NET ASSETS.................. $970,061    845,173       8,173        178,058     15,007    60,954      27,854     63,982
                             ========   ========     =======       ========    =======   =======     =======    =======
Shares of beneficial
interest outstanding........   38,021     84,361       1,027         10,079      1,508     4,940       2,577      4,523
                             --------   --------     -------       --------    -------   -------     -------    -------
Net asset value per share... $  25.51   $  10.02     $  7.96       $  17.67    $  9.95   $ 12.34     $ 10.81    $ 14.15
                             ========   ========     =======       ========    =======   =======     =======    =======
Composition of net assets:
 Capital Paid in............  646,505    811,136      10,239        150,114     15,076    52,515      25,986     49,385
 Accumulated net realized
 gain/(loss) on
 investments................   50,248      4,281         (74)        22,011          9      (872)        353      4,031
 Undistributed net
 investment income..........   (1,050)     4,213           6            689          0    (2,949)       (124)      (681)
 Net unrealized
 appreciation/(depreciation)
 of:
 Investments................  274,358     25,543      (1,998)         5,233        (78)   12,260       1,810     11,281
 Foreign currency transla-
 tion.......................                                             11                             (171)       (34)
 Futures contracts..........
                             --------   --------     -------       --------    -------   -------     -------    -------
Net Assets.................. $970,061   $845,173     $ 8,173       $178,058    $15,007   $60,954     $27,854    $63,982
                             ========   ========     =======       ========    =======   =======     =======    =======

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

                             Large Cap  Money   Mid Cap  Diversified Mid  Bond   Small/Mid Cap Real Estate  Growth &
                               Value    Market   Value     Cap Growth     Index      CORE        Equity      Income
                             --------- -------- -------  --------------- ------- ------------- ----------- ----------
ASSETS
Long Term Investments at
cost........................ $ 85,955           $93,253     $191,104     $23,715    $5,142      $161,849   $2,429,399
Net unrealized appreciation
(depreciation) of invest-
ments.......................   10,719            (1,748)      18,042         264      (137)       24,287      915,955
Short-Term Investments at
Market......................    5,734  $271,022   7,725       12,408       1,475         0         1,554       70,010
                             --------  -------- -------     --------     -------    ------      --------   ----------
 Total Investments..........  102,408   271,022  99,230      221,554      25,454     5,005       187,690    3,415,364
Cash........................                  1                    1                     7
Receivable for:
 Investments sold...........        6                          1,143                                           73,018
 Fund shares sold...........
 Interest...................       11                                        414
 Dividends..................      207                42          135                     2         1,380        3,735
 Futures contracts daily
 variation..................
 Foreign currency sold......
 Unrealized appreciation in
 forward foreign currency
 contracts..................
 Other assets...............        1                 1            3                                               13
                             --------  -------- -------     --------     -------    ------      --------   ----------
 TOTAL ASSETS............... $102,633  $271,023 $99,273     $222,836     $25,868    $5,014      $189,070   $3,492,130
LIABILITIES
Payables for:
 Investments purchased......                                   1,771         254                              116,321
 Fund shares purchased......
 Foreign currency purchased.
 Future contracts daily
 variation..................
 Unrealized depreciation in
 forward foreign currency
 contracts..................
 Other liabilities..........       48        75      58           22          10         2            88          542
                             --------  -------- -------     --------     -------    ------      --------   ----------
 TOTAL LIABILITIES..........       48        75      58        1,793         264         2            88      116,863
                             --------  -------- -------     --------     -------    ------      --------   ----------
NET ASSETS..................  102,585   270,948  99,215      221,043      25,604     5,012       188,982    3,375,267
                             ========  ======== =======     ========     =======    ======      ========   ==========
Shares of beneficial
interest outstanding........    7,183    27,095   7,118       12,989       2,534       516        12,979      171,341
                             --------  -------- -------     --------     -------    ------      --------   ----------
Net asset value per share... $  14.28  $  10.00 $ 13.94     $  17.02     $ 10.11    $ 9.72      $  14.56   $    19.70
                             ========  ======== =======     ========     =======    ======      ========   ==========
Composition of net assets:
 Capital Paid in............   89,641   270,948  97,322      183,528      25,340     5,154       158,994    2,218,039
 Accumulated net realized
 gain/(loss) on investments.    2,223             4,121       18,015           0        (5)        4,546      240,153
 Undistributed net
 investment income..........        2              (480)       1,458           0         0         1,155        1,120
 Net unrealized
 appreciation/(depreciation)
 of:
 Investments................   10,719            (1,748)      18,042         264      (137)       24,287      915,955
 Foreign currency
 translation................
 Futures contracts..........
                             --------  -------- -------     --------     -------    ------      --------   ----------
Net Assets.................. $102,585  $270,948 $99,215     $221,043     $25,604    $5,012      $188,982   $3,375,267
                             ========  ======== =======     ========     =======    ======      ========   ==========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

                                         Short-Term Small Cap International  Equity   High Yield Strategic
                              Managed       Bond      Value   Opportunities  Index       Bond      Bond
                             ----------  ---------- --------- ------------- --------  ---------- ---------
ASSETS
Long Term Investments at
cost........................ $2,562,354   $61,526    $58,514     $42,199    $136,640   $ 9,944    $42,574
Net unrealized appreciation
(depreciation) of
investments.................    528,268       (26)     2,928       5,459      30,491       (95)       385
Short-Term Investments at
Market .....................     33,987       633      1,721       1,342         198       214        276
                             ----------   -------    -------     -------    --------   -------    -------
 Total Investments..........  3,124,609    62,133     63,163      49,000     167,329    10,063     43,235
Cash........................                2,205                     58          83                  156
Receivable for:                   8,257
 Investments sold...........        828                  184         148           2                  211
 Fund shares sold...........
 Interest...................     16,573       979                                          212        901
 Dividends..................      2,180                   48          55         178
 Futures contracts daily
 variation..................          6
 Foreign currency sold......    645,357                                                            17,665
 Unrealized appreciation in
 forward foreign currency
 contracts..................                                                                           22
 Other assets...............         52                               59           1
                             ----------   -------    -------     -------    --------   -------    -------
 TOTAL ASSETS............... $3,797,862   $65,317    $63,395     $49,320    $167,593   $10,275    $62,190
LIABILITIES
Payables for:
 Investments purchased......      4,596     2,205        333         124         975       119        214
 Fund shares purchased......
 Foreign currency purchased.    645,357                                                            17,665
 Future contracts daily
 variation..................         16                                           23
 Unrealized depreciation in
 forward foreign currency
 contracts..................        977
 Other liabilities..........        230       106         12          27                     4         18
                             ----------   -------    -------     -------    --------   -------    -------
 TOTAL LIABILITIES..........    651,176     2,311        345         151         998       123     17,897
                             ----------   -------    -------     -------    --------   -------    -------
NET ASSETS..................  3,146,686    63,006     63,050      49,169     166,595    10,152     44,293
                             ==========   =======    =======     =======    ========   =======    =======
Shares of beneficial
interest outstanding........    196,939     6,250      4,888       4,080      10,030     1,024      4,237
                             ----------   -------    -------     -------    --------   -------    -------
Net asset value per share... $    15.98   $ 10.08    $ 12.90     $ 12.05    $  16.61   $  9.91    $ 10.45
                             ==========   =======    =======     =======    ========   =======    =======
Composition of net assets:
 Capital Paid in............  2,484,350    63,116     59,309      44,444     135,284    10,244     43,187
 Accumulated net realized
 gain/(loss) on investments.    135,896       (77)       812        (696)        844         3        636
 Undistributed net
 investment income..........       (921)       (7)         1         (35)        (68)        0         63
 Net unrealized
 appreciation/(depreciation)
 of:
 Investments................    528,268       (26)     2,928       5,459      30,491       (95)       385
 Foreign currency
 translation................       (953)                              (3)                              22
 Futures contracts..........         46                                           44
                             ----------   -------    -------     -------    --------   -------    -------
Net Assets.................. $3,146,686   $63,006    $63,050     $49,169    $166,595   $10,152    $44,293
                             ==========   =======    =======     =======    ========   =======    =======

See notes to financial statements.

STATEMENT OF OPERATIONS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
Period Ended June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

                             Large Cap Sovereign    Emerging    International Global Small Cap International Mid Cap
                              Growth     Bond    Markets Equity Equity Index  Equity  Growth     Balanced    Growth
                             --------- --------- -------------- ------------- ------ --------- ------------- -------
INVESTMENT INCOME
 Income
 Interest................... $    253   $29,837     $    16        $   220     $ 26   $   41      $  410     $   54
 Dividends (Note B).........    4,025                    13          2,282       62       58         214         56
                             --------   -------     -------        -------     ----   ------      ------     ------
                                4,278    29,837          29          2,502       88       99         624        110
 Expenses
 Investment advisory fee
 (Note C)...................    1,641     1,023          19            366       22      205         115        213
 Auditors fees..............       15         9           3              3        2        4           4          4
 Custodian fees.............      107        74          17            152       26       52          86         53
 Fidelity bond fees.........        1         1                                            1
 Legal fees.................        5         3           4              2        3        4           4          4
 Printing & mailing fees....       60        38          14             36       10       21          20         21
 Trustees fees..............        3         2           1              1                 2           2          2
 Other fees.................        1                                    2                 1           1          1
                             --------   -------     -------        -------     ----   ------      ------     ------
                                1,833     1,150          58            562       63      290         232        298
 Less expenses reimbursed
 (Note C)...................                             35                      35       17          83         22
                             --------   -------     -------        -------     ----   ------      ------     ------
                                1,833     1,150          23            562       28      273         149        276
                             --------   -------     -------        -------     ----   ------      ------     ------
Net Investment
Income/(loss)...............    2,445    28,687           6          1,940       60     (174)        475       (166)
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
 Net realized gain/(loss) on
 sales of investments.......   50,248     4,281         (74)        22,011        9     (872)        353      4,031
 Increase in unrealized
 appreciation/(depreciation)
 of:
 Investments................  122,464     1,400      (1,998)         2,026      (78)   5,593       1,429      5,027
 Foreign currency
 translation................                                             8                            74          8
                             --------   -------     -------        -------     ----   ------      ------     ------
 Net realized and unrealized
 gain/(loss) on investments.  172,712     5,681      (2,072)        24,045      (69)   4,721       1,856      9,066
                             --------   -------     -------        -------     ----   ------      ------     ------
 Net increase/(decrease) in
 net assets resulting from
 operations................. $175,157   $34,368     $(2,066)       $25,985     $ (9)  $4,547      $2,331     $8,900
                             ========   =======     =======        =======     ====   ======      ======     ======

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
Period Ended June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

                             Large Cap Money  Mid Cap  Diversified Mid Bond  Small/Mid Cap Real Estate Growth &
                               Value   Market  Value     Cap Growth    Index     CORE        Equity     Income
                             --------- ------ -------  --------------- ----- ------------- ----------- --------
INVESTMENT INCOME
 Income
 Interest...................  $  218   $7,535 $   214      $   222     $280      $   4      $    120   $    939
 Dividends (Note B).........   1,120      --      418          686                   5         5,401     22,884
                              ------   ------ -------      -------     ----      -----      --------   --------
                               1,338    7,535     632          908      280          9         5,521     23,823
 Expenses
 Investment advisory fee
 (Note C)...................     335      332     348          808        6          7           580      3,863
 Auditors fees..............       6        6       7            6        2          2             8         47
 Custodian fees.............      69       42      58           51       11         15            59        298
 Fidelity bond fees.........       1        1       1            0
 Legal fees.................       5        4       6            4        2          2             6          6
 Printing & mailing fees....      28       29      33           66       11         10            35        184
 Trustees fees..............       2        2       3            2                                 3          3
 Other fees.................       1        1       1                                                         1
                              ------   ------ -------      -------     ----      -----      --------   --------
                                 447      417     457          937       32         36           691      4,402
 Less expenses reimbursed
 (Note C)...................                                             15         27
                              ------   ------ -------      -------     ----      -----      --------   --------
                                 447      417     457          937       17          9           691      4,402
                              ------   ------ -------      -------     ----      -----      --------   --------
Net Investment
Income/(loss)...............     891    7,118     175          (29)     263          0         4,830     19,421
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
 Net realized gain/(loss) on
 sales of investments.......   2,223            4,121       18,015                  (5)        4,546    240,153
 Increase in unrealized
 appreciation/(depreciation)
 of:
 Investments................   1,646           (4,988)       3,764      264       (137)      (21,957)   283,261
 Foreign currency
 translation................
                              ------   ------ -------      -------     ----      -----      --------   --------
 Net realized and unrealized
 gain/(loss) on investments.   3,869             (867)      21,779      264       (142)      (17,411)   523,414
                              ------   ------ -------      -------     ----      -----      --------   --------
 Net increase/(decrease) in
 net assets resulting from
 operations.................  $4,760   $7,118 $  (692)     $21,750     $527      $(142)     $(12,581)  $542,835
                              ======   ====== =======      =======     ====      =====      ========   ========

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
Period Ended June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

                                       Short-Term Small Cap International Equity  High Yield Strategic
                             Managed      Bond      Value   Opportunities  Index     Bond      Bond
                             --------  ---------- --------- ------------- ------- ---------- ---------
INVESTMENT INCOME
Income
 Interest................... $ 38,703    $1,874    $  139      $   66     $     5    $134     $1,092
 Dividends (Note B).........   13,223       --        298         496        1063
                             --------    ------    ------      ------     -------    ----     ------
                               51,926     1,874       437         562       1,068     134      1,092
 Expenses
 Investment advisory fee
 (Note C)...................    4,818        84       217         192         136      11        130
 Auditors fees..............       34         7         4           4           5       2          4
 Custodian fees.............      209        66        49         107         104      12         46
 Fidelity bond fees.........                                                    1                  0
 Legal Fees.................        5         7         4           4           4       2          5
 Printing & mailing fees....      311        40        21          21          24      10         10
 Trustees fees..............        2         4         2           2           2       1          2
 Other fees.................        1         1         1                       5
                             --------    ------    ------      ------     -------    ----     ------
                                5,380       209       298         330         281      38        197
 Less expenses reimbursed
 (Note C)...................                           13          86         281      23         22
                             --------    ------    ------      ------     -------    ----     ------
                                5,380       209       285         244           0      15        175
                             --------    ------    ------      ------     -------    ----     ------
Net Investment
Income/(Loss)...............   46,546     1,665       152         318       1,068     119        917
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
 Net realized gain/(loss) on
 sales of investments.......  135,896       (77)      812        (696)        844       3        636
 Increase in unrealized
 appreciation/(depreciation)
 of:
 Investments................  183,018       (43)      904       5,185      18,863     (95)       (50)
 Foreign currency
 translation................     (953)                              9           1                (97)
                             --------    ------    ------      ------     -------    ----     ------
 Net realized and unrealized
 gain/(loss) on investments.  316,961      (120)    1,716       4,498      19,708     (92)       489
                             --------    ------    ------      ------     -------    ----     ------
 Net increase/(decrease) in
 net assets resulting from
 operations................. $364,507    $1,545    $1,868      $4,816     $20,776    $ 27     $1,406
                             ========    ======    ======      ======     =======    ====     ======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                                             Emerging      International Equity
                          Large Cap Growth           Sovereign Bond       Markets Equity           Index           Global Equity
                      ------------------------- ------------------------- -------------- ------------------------- --------------
                       Unaudited                 Unaudited                  Unaudited     Unaudited                  Unaudited
                       Six-Month                 Six-Month                 Period from    Six-Month                 Period from
                      Period Ended  Year Ended  Period Ended  Year Ended  May 1, 1998(*) Period Ended  Year Ended  May 1, 1998(*)
                        June 30,   December 31,   June 30,   December 31,  to June 30,     June 30,   December 31,  to June 30,
                          1998         1997         1998         1997          1998          1998         1997          1998
                      ------------ ------------ ------------ ------------ -------------- ------------ ------------ --------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...       $  2,445     $  5,606     $ 28,687     $ 54,042      $     6       $  1,940     $  1,263      $    60
 Net realized
 gain/(loss) on
 sales of
 investments.....         50,248       62,455        4,281        5,170          (74)        22,011        6,237            9
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..        122,464      101,020        1,400       13,744       (1,998)         2,026      (15,763)         (78)
 Foreign currency
 translation.....                                                                                 8            3
                        --------     --------     --------     --------      -------       --------     --------      -------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations......        175,157      169,081       34,368       72,956       (2,066)        25,985       (8,260)          (9)
Distributions to
Shareholders
From:
 Net investment
 income..........         (2,445)      (5,606)     (28,687)     (54,042)                     (1,474)      (1,251)         (60)
 Realized gain on
 investments.....                     (62,455)                   (5,170)                                  (6,315)
 Capital Paid in.
                        --------     --------     --------     --------      -------       --------     --------      -------
 Decrease in net
 assets resulting
 from
 distributions...         (2,445)     (68,061)     (28,687)     (59,212)                     (1,474)      (7,566)         (60)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....         63,959      120,441       45,171       84,388       10,329         12,964       37,058       15,016
 Distributions
 reinvested......          2,445       68,061       28,687       59,212                       1,474        7,566           60
 Payment for
 shares redeemed.        (23,453)     (59,269)     (38,136)     (79,685)         (90)       (13,250)     (32,192)
                        --------     --------     --------     --------      -------       --------     --------      -------
 Increase/(decrease)
 from Trust share
 transactions....         42,951      129,233       35,722       63,915       10,239          1,188       12,432       15,076
                        --------     --------     --------     --------      -------       --------     --------      -------
NET
INCREASE/(DECREASE)
IN NET ASSETS....        215,663      230,253       41,403       77,659        8,173         25,699       (3,394)      15,007
NET ASSETS
 Beginning of
 Period..........        754,398      524,145      803,770      726,111                     152,359      155,753            0
                        --------     --------     --------     --------      -------       --------     --------      -------
 End of Period...       $970,061     $754,398     $845,173     $803,770      $ 8,173       $178,058     $152,359      $15,007
                        ========     ========     ========     ========      =======       ========     ========      =======
Analysis of Trust
Share
Transactions:
 Sold............          2,686        5,923        4,508        8,549        1,038            776        2,174        1,502
 Reinvested......            100        3,289        2,873        6,020                          84          489            6
 Redeemed........         (1,001)      (2,941)      (3,809)      (8,095)         (11)          (805)      (1,893)
                        --------     --------     --------     --------      -------       --------     --------      -------
Net increase in
shares
outstanding......          1,785        6,271        3,572        6,474        1,027             55          770        1,508
                        ========     ========     ========     ========      =======       ========     ========      =======
                          Small Cap Growth
                      -------------------------
                       Unaudited
                       Six-Month
                      Period Ended  Year Ended
                        June 30,   December 31,
                          1998         1997
                      ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...       $  (174)     $    (93)
 Net realized
 gain/(loss) on
 sales of
 investments.....          (872)       (1,285)
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..         5,593         5,855
 Foreign currency
 translation.....
                      ------------ ------------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations......         4,547         4,477
Distributions to
Shareholders
From:
 Net investment
 income..........
 Realized gain on
 investments.....
 Capital Paid in.                         (19)
                      ------------ ------------
 Decrease in net
 assets resulting
 from
 distributions...                         (19)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....        13,618        33,960
 Distributions
 reinvested......                          19
 Payment for
 shares redeemed.        (5,972)      (10,309)
                      ------------ ------------
 Increase/(decrease)
 from Trust share
 transactions....         7,646        23,670
                      ------------ ------------
NET
INCREASE/(DECREASE)
IN NET ASSETS....        12,193        28,128
NET ASSETS
 Beginning of
 Period..........        48,761        20,633
                      ------------ ------------
 End of Period...       $60,954      $ 48,761
                      ============ ============
Analysis of Trust
Share
Transactions:
 Sold............         1,143         3,175
 Reinvested......                           2
 Redeemed........          (501)         (956)
                      ------------ ------------
Net increase in
shares
outstanding......           642         2,221
                      ============ ============

See notes to financial statements.
(*) Commencement of operations.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                        International Balanced         Mid Cap Growth            Large Cap Value            Money Market
                      -------------------------- -------------------------- ------------------------- -------------------------
                       Unaudited                  Unaudited                  Unaudited                 Unaudited
                       Six-Month                  Six-Month                  Six-Month                 Six-Month
                      Period Ended  Year Ended   Period Ended  Year Ended   Period Ended  Year Ended  Period Ended  Year Ended
                        June 30,    December 31,   June 30,    December 31,   June 30,   December 31,   June 30,   December 31,
                          1998         1997          1998         1997          1998        1997          1998         1997
                      ------------ ------------- ------------ ------------- ------------ ------------ ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...       $   475       $   803      $  (166)      $   (71)     $    891     $ 1,057     $   7,118    $  11,999
 Net realized
 gain/(loss) on
 sales of
 investments.....           353           533        4,031          (165)        2,223       1,866
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..         1,429          (530)       5,027         5,635         1,646       7,862
 Foreign currency
 translation.....            74          (188)           8           (42)            0
                        -------       -------      -------       -------      --------     -------     ---------    ---------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations......         2,331           618        8,900         5,357         4,760      10,785         7,118       11,999
Distributions to
Shareholders
From:
 Net investment
 income..........          (475)         (793)                                    (891)     (1,057)       (7,118)     (11,999)
 Realized gain on
 investments.....                        (530)                                              (1,847)
 Capital Paid in.                         (29)                                                 (14)
                        -------       -------      -------       -------      --------     -------     ---------    ---------
 Decrease in net
 assets resulting
 from
 distributions...          (475)       (1,352)                                    (891)     (2,918)       (7,118)     (11,999)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....         3,238         9,111       18,158        23,097        29,828      47,942       156,846      183,336
 Distributions
 reinvested......           475         1,352                                      891       2,918         7,118       11,999
 Payment for
 shares redeemed.        (3,013)       (8,407)      (3,311)       (4,711)       (5,272)     (5,239)     (122,459)    (179,127)
                        -------       -------      -------       -------      --------     -------     ---------    ---------
 Increase/(decrease)
 from Trust share
 transactions....           700         2,056       14,847        18,386        25,447      45,621        41,505       16,208
                        -------       -------      -------       -------      --------     -------     ---------    ---------
NET INCREASE IN
NET ASSETS.......         2,556         1,322       23,747        23,743        29,316      53,488        41,505       16,208
NET ASSETS
 Beginning of
 Period..........        25,420        24,098       40,235        16,492        73,269      19,781       229,443      213,235
                        -------       -------      -------       -------      --------     -------     ---------    ---------
 End of Period...       $27,976       $25,420      $63,982       $40,235      $102,585     $73,269     $ 270,948    $ 229,443
                        =======       =======      =======       =======      ========     =======     =========    =========
Analysis of Trust
Share
Transactions:
 Sold............           302           863        1,403         2,214         2,093       3,809        15,685       18,333
 Reinvested......            44           130                                       62         220           712        1,200
 Redeemed........          (283)         (798)        (254)         (454)         (372)       (414)      (12,246)     (17,913)
                        -------       -------      -------       -------      --------     -------     ---------    ---------
Net increase in
shares
outstanding......            63           195        1,149         1,760         1,783       3,615         4,151        1,620
                        =======       =======      =======       =======      ========     =======     =========    =========
                            Mid Cap Value
                      -------------------------
                       Unaudited
                       Six-Month
                      Period Ended  Year Ended
                        June 30,   December 31,
                          1998         1997
                      ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...       $   175      $   165
 Net realized
 gain/(loss) on
 sales of
 investments.....         4,121        4,133
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..        (4,988)       2,209
 Foreign currency
 translation.....
                      ------------ ------------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations......          (692)       6,507
Distributions to
Shareholders
From:
 Net investment
 income..........          (175)        (165)
 Realized gain on
 investments.....                     (4,605)
 Capital Paid in.                         (4)
                      ------------ ------------
 Decrease in net
 assets resulting
 from
 distributions...          (175)      (4,774)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....        41,944       54,265
 Distributions
 reinvested......           175        4,774
 Payment for
 shares redeemed.        (7,010)      (6,725)
                      ------------ ------------
 Increase/(decrease)
 from Trust share
 transactions....        35,109       52,314
                      ------------ ------------
NET INCREASE IN
NET ASSETS.......        34,242       54,047
NET ASSETS
 Beginning of
 Period..........        64,973       10,926
                      ------------ ------------
 End of Period...       $99,215      $64,973
                      ============ ============
Analysis of Trust
Share
Transactions:
 Sold............         2,905        3,902
 Reinvested......            12          347
 Redeemed........          (485)        (526)
                      ------------ ------------
Net increase in
shares
outstanding......         2,432        3,723
                      ============ ============

See notes to financial statements.
(*) Commencement of operations.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Diversified Mid Cap                   Small/Mid Cap
                               Growth             Bond Index        CORE         Real Estate Equity          Growth & Income
                      ------------------------- -------------- -------------- ------------------------- -------------------------
                       Unaudited                  Unaudited      Unaudited     Unaudited                 Unaudited
                       Six-Month                 Period from    Period from    Six-Month                 Six-Month
                      Period Ended  Year Ended  May 1, 1998(*) May 1, 1998(*) Period Ended  Year Ended  Period Ended  Year Ended
                        June 30,   December 31,  to June 30,    to June 30,     June 30,   December 31,   June 30,   December 31,
                          1998         1997          1998           1998          1998         1997         1998         1997
                      ------------ ------------ -------------- -------------- ------------ ------------ ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...       $    (29)    $    182      $   263         $    0       $  4,830     $  8,981    $   19,421   $   39,576
 Net realized
 gain/(loss) on
 sales of
 investments.....         18,015       23,003            0             (5)         4,546        5,143       240,153      313,348
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..          3,764      (14,445)         264           (137)       (21,957)      14,800       283,261      272,766
 Foreign currency
 translation.....              0                                                                                  0
                        --------     --------      -------         ------       --------     --------    ----------   ----------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations......         21,750        8,740          527           (142)       (12,581)      28,924       542,835      625,690
Distributions to
Shareholders
From:
 Net investment
 income..........                        (182)        (263)                       (4,830)      (8,255)      (19,421)     (39,576)
 Realized gain on
 investments.....                     (21,000)                                                 (5,072)                  (313,348)
 Capital Paid in.                                                                                (726)
                        --------     --------      -------         ------       --------     --------    ----------   ----------
 Decrease in net
 assets resulting
 from
 distributions...                     (21,182)        (263)             0         (4,830)     (14,053)      (19,421)    (352,924)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....          9,786       59,814       25,077          5,255         15,043       46,042       138,716      259,249
 Distributions
 reinvested......                      21,182          263                         4,830       14,053        19,421      352,924
 Payment for
 shares redeemed.        (24,105)     (49,050)                       (101)       (17,611)     (21,940)      (92,248)    (146,902)
                        --------     --------      -------         ------       --------     --------    ----------   ----------
 Increase/(decrease)
 from Trust share
 transactions....        (14,319)      31,946       25,340          5,154          2,262       38,155        65,889      465,271
                        --------     --------      -------         ------       --------     --------    ----------   ----------
NET
INCREASE/(DECREASE)
IN NET ASSETS....          7,431       19,504       25,604          5,012        (15,149)      53,026       589,303      738,037
NET ASSETS
 Beginning of
 Period..........        213,612      194,108                                    204,131      151,105     2,785,964    2,047,927
                        --------     --------      -------         ------       --------     --------    ----------   ----------
 End of Period...       $221,043     $213,612      $25,604         $5,012       $188,982     $204,131    $3,375,267   $2,785,964
                        ========     ========      =======         ======       ========     ========    ==========   ==========
Analysis of Trust
Share
Transactions:
 Sold............            598        3,754        2,508            526          1,000        3,046         7,552       15,437
 Reinvested......                       1,387           26                           323          905         1,041       21,287
 Redeemed........         (1,493)      (3,006)                        (10)        (1,174)      (1,446)       (5,025)      (8,699)
                        --------     --------      -------         ------       --------     --------    ----------   ----------
Net increase in
shares
outstanding......           (895)       2,135        2,534            516            149        2,505         3,568       28,025
                        ========     ========      =======         ======       ========     ========    ==========   ==========
                               Managed
                      -------------------------
                       Unaudited
                       Six-Month
                      Period Ended  Year Ended
                        June 30,   December 31,
                          1998         1997
                      ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...      $   46,546   $  108,103
 Net realized
 gain/(loss) on
 sales of
 investments.....         135,896      157,179
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..         183,018      179,096
 Foreign currency
 translation.....            (953)
                      ------------ ------------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations......         364,507      444,378
Distributions to
Shareholders
From:
 Net investment
 income..........         (46,546)    (108,103)
 Realized gain on
 investments.....                     (142,668)
 Capital Paid in.                      (14,546)
                      ------------ ------------
 Decrease in net
 assets resulting
 from
 distributions...         (46,546)    (265,317)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....         100,453      188,049
 Distributions
 reinvested......          46,546      265,317
 Payment for
 shares redeemed.        (118,401)    (218,960)
                      ------------ ------------
 Increase/(decrease)
 from Trust share
 transactions....          28,598      234,406
                      ------------ ------------
NET
INCREASE/(DECREASE)
IN NET ASSETS....         346,559      413,467
NET ASSETS
 Beginning of
 Period..........       2,800,127    2,386,660
                      ------------ ------------
 End of Period...      $3,146,686   $2,800,127
                      ============ ============
Analysis of Trust
Share
Transactions:
 Sold............           6,538       13,184
 Reinvested......           3,024       18,557
 Redeemed........          (7,762)     (15,347)
                      ------------ ------------
Net increase in
shares
outstanding......           1,800       16,394
                      ============ ============

See notes to financial statements.
(*) Commencement of operations.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                 International
                           Short-Term Bond           Small Cap Value             Opportunities              Equity Index
                      ------------------------- -------------------------- -------------------------- -------------------------
                       Unaudited                 Unaudited                  Unaudited                  Unaudited
                       Six-Month                 Six-Month                  Six-Month                  Six-Month
                      Period Ended  Year Ended  Period Ended  Year Ended   Period Ended  Year Ended   Period Ended  Year Ended
                        June 30,   December 31,   June 30,    December 31,   June 30,    December 31,   June 30,   December 31,
                          1998         1997         1998         1997          1998         1997          1998         1997
                      ------------ ------------ ------------ ------------- ------------ ------------- ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...       $ 1,665      $  3,428     $   152       $   159      $   318      $    156      $  1,068     $  1,055
 Net realized
 gain/(loss) on
 sales of
 investments.....           (77)          (31)        812         3,158         (696)          268           844        1,622
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..           (43)          374         904         1,324        5,185          (761)       18,863       10,449
 Foreign currency
 translation.....                                       0                          9           (10)            1           (1)
                        -------      --------     -------       -------      -------      --------      --------     --------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations......         1,545         3,771       1,868         4,641        4,816          (347)       20,776       13,125
Distributions to
Shareholders
From:
 Net investment
 income..........        (1,614)       (3,446)       (152)         (159)        (299)         (188)         (984)      (1,055)
 Realized gain on
 investments.....                                                (3,158)                      (235)                    (1,534)
 Capital Paid in.                                                                                                        (202)
                        -------      --------     -------       -------      -------      --------      --------     --------
 Decrease in net
 assets resulting
 from
 distributions...        (1,614)       (3,446)       (152)       (3,317)        (299)         (423)         (984)      (2,791)
 Capital
 Contribution....                                                                                                         250
Trust Share
Transactions
 Proceeds from
 shares sold.....        16,265        26,167      21,236        33,708       20,288        29,765        52,720       86,808
 Distributions
 reinvested......         1,614         3,446         152         3,317          299           423           984        2,791
 Payment for
 shares redeemed.        (5,924)      (37,494)     (3,315)       (5,629)      (6,566)      (16,685)       (8,291)     (13,443)
                        -------      --------     -------       -------      -------      --------      --------     --------
 Increase/(decrease)
 from Trust share
 transactions....        11,955        (7,881)     18,073        31,396       14,021        13,503        45,413       76,156
                        -------      --------     -------       -------      -------      --------      --------     --------
NET
INCREASE/(DECREASE)
IN NET ASSETS....        11,886        (7,556)     19,789        32,720       18,538        12,733        65,205       86,740
NET ASSETS
 Beginning of
 Period..........        51,120        58,676      43,261        10,541       30,631        17,898       101,390       14,650
                        -------      --------     -------       -------      -------      --------      --------     --------
 End of Period...       $63,006      $ 51,120     $63,050       $43,261      $49,169      $ 30,631      $166,595     $101,390
                        =======      ========     =======       =======      =======      ========      ========     ========
Analysis of Trust
Share
Transactions:
 Sold............         1,605         2,595       1,645         2,708        1,730         2,704         3,362        6,622
 Reinvested......           160           343          12           269           25            39            61          201
 Redeemed........          (585)       (3,708)       (257)         (471)        (557)       (1,550)         (527)      (1,009)
                        -------      --------     -------       -------      -------      --------      --------     --------
Net
increase/(decrease)
in shares
outstanding......         1,180          (770)      1,400         2,506        1,198         1,193         2,896        5,814
                        =======      ========     =======       =======      =======      ========      ========     ========
                        High Yield
                           Bond           Strategic Bond
                      -------------- -------------------------
                        Unaudited     Unaudited
                       Period from    Six-Month
                      May 1, 1998(*) Period Ended  Year Ended
                       to June 30,     June 30,   December 31,
                           1998          1998         1997
                      -------------- ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...        $   119       $   917      $ 1,100
 Net realized
 gain/(loss) on
 sales of
 investments.....              3           636          373
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..            (95)          (50)         169
 Foreign currency
 translation.....              0           (97)         119
                      -------------- ------------ ------------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations......             27         1,406        1,761
Distributions to
Shareholders
From:
 Net investment
 income..........           (119)         (730)      (1,222)
 Realized gain on
 investments.....                                      (373)
 Capital Paid in.                                       (94)
                      -------------- ------------ ------------
 Decrease in net
 assets resulting
 from
 distributions...           (119)         (730)      (1,689)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....         10,145        17,328       21,531
 Distributions
 reinvested......            119           730        1,689
 Payment for
 shares redeemed.            (20)       (3,088)      (7,552)
                      -------------- ------------ ------------
 Increase/(decrease)
 from Trust share
 transactions....         10,244        14,970       15,668
                      -------------- ------------ ------------
NET
INCREASE/(DECREASE)
IN NET ASSETS....         10,152        15,646       15,740
NET ASSETS
 Beginning of
 Period..........              0        28,647       12,907
                      -------------- ------------ ------------
 End of Period...        $10,152       $44,293      $28,647
                      ============== ============ ============
Analysis of Trust
Share
Transactions:
 Sold............          1,014         2,099        2,099
 Reinvested......             12           165          165
 Redeemed........             (2)         (738)        (738)
                      -------------- ------------ ------------
Net
increase/(decrease)
in shares
outstanding......          1,024         1,526        1,526
                      ============== ============ ============

See notes to financial statements.
(*) Commencement of operations.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                              Income from Investment Operations                    Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and         Total    Distribution Distribution Distributions               Net Asset
                   Value at     Net       Unrealized      From      From Net     From Net       From                    Value at
                   Beginning Investment Gain(Loss) on  Investment  Investment    Gains on      Capital        Total        End
                   of Period   Income   Investments(a) Operations    Income    Investments     Paid in    Distributions of Period
                   --------- ---------- -------------- ---------- ------------ ------------ ------------- ------------- ---------
Large Cap Growth
 Unaudited Period
 Ended June 30,
 1998............   $20.82     $0.07        $4.69        $4.76       $(0.07)       $--           $--         $(0.07)     $25.51
 Year Ended
 December 31,
 1997............    17.49      0.17         5.21         5.38        (0.17)      (1.88)          --          (2.05)      20.82
 1996............    17.37      0.25         2.89         3.14        (0.25)      (2.77)          --          (3.02)      17.49
 1995............    14.41      0.44         4.06         4.50        (0.44)      (0.84)        (0.26)        (1.54)      17.37
 1994............    15.38      0.39        (0.54)       (0.15)       (0.39)      (0.43)          --          (0.82)      14.41
---------------------------------------------------------------------------------------------------------------------------------
Sovereign Bond
 Unaudited Period
 Ended June 30,
 1998............     9.95      0.35         0.07         0.42        (0.35)        --            --          (0.35)      10.02
 Year Ended
 December 31,
 1997............     9.77      0.71         0.24         0.95        (0.71)      (0.06)          --          (0.77)       9.95
 1996............    10.13      0.69        (0.31)        0.38        (0.69)      (0.05)          --          (0.74)       9.77
 1995............     9.19      0.71         1.03         1.74        (0.71)      (0.09)          --          (0.80)      10.13
 1994............    10.14      0.70        (0.95)       (0.25)       (0.70)        --            --          (0.70)       9.19
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........    10.00      0.01        (2.05)       (2.04)         --          --            --            --         7.96
---------------------------------------------------------------------------------------------------------------------------------
International
Equity Index
 Unaudited Period
 Ended June 30,
 1998............    15.20      0.15         2.47         2.62        (0.15)        --            --          (0.15)      17.67
 Year Ended
 December 31,
 1997............    16.83      0.15        (0.97)       (0.84)       (0.13)      (0.66)          --          (0.79)      15.20
 1996............    15.61      0.21         1.22         1.43        (0.21)        --            --          (0.21)      16.83
 1995............    14.62      0.17         0.99         1.16        (0.16)        --          (0.01)        (0.17)      15.61
 1994............    15.85      0.12        (1.10)       (0.98)       (0.12)      (0.13)          --          (0.25)      14.62
---------------------------------------------------------------------------------------------------------------------------------
Global Equity
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........    10.00      0.04        (0.05)       (0.01)       (0.04)        --            --          (0.04)       9.95
---------------------------------------------------------------------------------------------------------------------------------
                                                        Ratios/Supplemental Data
                                             -----------------------------------------------------
                    Number of                                                Net
                     Shares                   Net Assets    Operating     Investment
                   Outstanding   Total       End of Period Expenses to    Income to    Portfolio    Average
                     (000's    Investment       (000's       Average       Average     Turnover    Commission
                    Omitted)   Return(b)       Omitted)    Net Assets     Net Assets     Rate       Rate(t)
                   ----------- ------------- ------------- -------------- ------------ ----------- -----------
Large Cap Growth
 Unaudited Period
 Ended June 30,
 1998............    38,021      22.88%(e)     $970,061       0.42%(d)       0.56%(d)    30.33%(e)   $0.02
 Year Ended
 December 31,
 1997............    36,236      30.89%         754,398       0.44%          0.86%       83.82%       0.05
 1996............    29,965      18.27%         524,145       0.44%          1.35%      135.98%       0.04
 1995............    21,895      31.64%         380,276       0.47%          2.70%       90.18%
 1994............    15,546      (0.98%)        223,957       0.47%          2.69%       80.51%
--------------------------------------------------------------------------------------------------------------
Sovereign Bond
 Unaudited Period
 Ended June 30,
 1998............    84,361       4.26%(e)      845,173       0.28%(d)       6.95%(d)     0.00%(e)     --
 Year Ended
 December 31,
 1997............    80,789      10.11%         803,770       0.31%          7.18%      138.29%        --
 1996............    74,315       4.10%         726,111       0.29%          7.07%      119.12%        --
 1995............    69,148      19.55%         700,309       0.30%          7.20%       63.31%        --
 1994............    63,907      (2.57%)        587,077       0.29%          7.27%       21.80%        --
--------------------------------------------------------------------------------------------------------------
Emerging Markets
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........     1,027     (20.40%)(e)       8,173       1.55%(d)(i)    0.41%(d)    23.77%(e)    0.00(f)
--------------------------------------------------------------------------------------------------------------
International
Equity Index
 Unaudited Period
 Ended June 30,
 1998............    10,079      17.21%(e)      178,058       0.43%(d)       2.35%(d)   138.66%(e)    0.00(f)
 Year Ended
 December 31,
 1997............    10,024       5.03%         152,359       0.79%          0.78%       83.13%       0.02
 1996............     9,254       9.19%         155,753       0.76%          1.30%       92.03%       0.02
 1995............     8,123       8.01%         126,803       0.84%(g)       1.34%       65.82%        --
 1994............     8,162      (6.26%)        119,331       0.85%(g)       0.85%       78.21%        --
--------------------------------------------------------------------------------------------------------------
Global Equity
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........     1,508      (0.06%)(e)      15,008       1.15%(d)(w)   (0.13%)(d)   23.77%(e)    0.05
--------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                              Income from Investment Operations                    Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and         Total    Distribution Distribution Distributions               Net Asset
                   Value at     Net       Unrealized      From      From Net     From Net       From                    Value at
                   Beginning Investment Gain(Loss) on  Investment  Investment    Gains on      Capital        Total        End
                   of Period   Income   Investments(a) Operations    Income    Investments     Paid in    Distributions of Period
                   --------- ---------- -------------- ---------- ------------ ------------ ------------- ------------- ---------
Small Cap Growth
 Unaudited Period
 Ended June 30,
 1998............   $11.34     $(0.03)      $1.03        $1.00        $--          $--           $--           $--       $12.34
 Year Ended
 December 31,
 1997............     9.93      (0.02)       1.44         1.42         --           --          (0.01)        (0.01)      11.34
 Period from May
 1, to December
 31, 1996(c).....    10.00       0.01       (0.06)       (0.05)      (0.02)         --            --          (0.02)       9.93
---------------------------------------------------------------------------------------------------------------------------------
International
Balanced
 Unaudited Period
 Ended June 30,
 1998............    10.11       0.19        0.70         0.89       (0.19)         --            --          (0.19)      10.81
 Year Ended
 December 31,
 1997............    10.39       0.33       (0.05)        0.28       (0.33)       (0.22)        (0.01)        (0.56)      10.11
 Period from May
 1, to December
 31, 1996(c).....    10.00       0.24        0.41         0.65       (0.24)       (0.02)          --          (0.26)      10.39
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 Unaudited Period
 Ended June 30,
 1998............    11.93      (0.03)       2.25         2.22         --           --            --            --        14.15
 Year Ended
 December 31,
 1997............    10.22      (0.02)       1.73         1.71         --           --            --            --        11.93
 Period from May
 1, to December
 31, 1996(c).....    10.00       0.05        0.22         0.27       (0.05)         --            --          (0.05)      10.22
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
 Unaudited Period
 Ended June 30,
 1998............    13.57       0.14        0.71         0.85       (0.14)         --            --          (0.14)      14.28
 Year Ended
 December 31,
 1997............    11.09       0.29        2.84         3.13       (0.29)       (0.36)          --          (0.65)      13.57
 Period from May
 1, to December
 31, 1996(c).....    10.00       0.16        1.22         1.38       (0.16)       (0.13)          --          (0.29)      11.09
---------------------------------------------------------------------------------------------------------------------------------
                                                       Ratios/Supplemental Data
                                            -----------------------------------------------------
                    Number of                                               Net
                     Shares                  Net Assets    Operating     Investment
                   Outstanding   Total      End of Period Expenses to    Income to    Portfolio    Average
                     (000's    Investment      (000's       Average       Average     Turnover    Commission
                    Omitted)   Return(b)      Omitted)    Net Assets     Net Assets     Rate       Rate(t)
                   ----------- ------------ ------------- -------------- ------------ ----------- ----------
Small Cap Growth
 Unaudited Period
 Ended June 30,
 1998............     4,940       8.76%(e)     $60,954       1.00%(k)(d)   (0.63%)(d)   52.81%(e)   $0.04
 Year Ended
 December 31,
 1997............     4,298      14.26%         48,761       1.00%(k)      (0.28%)      86.23%       0.07
 Period from May
 1, to December
 31, 1996(c).....     2,077      (0.50%)(e)     20,633       1.00%(d)(k)    0.12%(d)    50.93%(e)    0.07
------------------------------------------------------------------------------------------------------------
International
Balanced
 Unaudited Period
 Ended June 30,
 1998............     2,577       8.76%(e)      27,854       1.10%(l)(d)    3.48%(d)    31.25%(e)    0.01
 Year Ended
 December 31,
 1997............     2,514       2.65%         25.420       1.10%(l)       3.18%       81.04%       0.03
 Period from May
 1, to December
 31, 1996(c).....     2,319       6.73%(e)      24,098       1.10%(d)(l)    3.59%(d)    22.21%(e)    0.02
------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 Unaudited Period
 Ended June 30,
 1998............     4,523      12.62%(e)      63,982       1.11%(m)(d)   (0.67%)(d)   70.44%(e)    0.02
 Year Ended
 December 31,
 1997............     3,374      16.66%         40,235       1.10%(m)      (0.26%)     124.04%       0.03
 Period from May
 1, to December
 31, 1996(c).....     1,613       2.69%(e)      16,492       1.10%(d)(m)    0.92%(d)    71.25%(e)    0.03
------------------------------------------------------------------------------------------------------------
Large Cap Value
 Unaudited Period
 Ended June 30,
 1998............     7,183       6.27%(e)     102,585       1.00%(n)(d)    1.98%(d)     9.64%(e)    0.02
 Year Ended
 December 31,
 1997............     5,399      28.56%         73,269       1.00%(n)       2.42%       19.21%       0.03
 Period from May
 1, to December
 31, 1996(c).....     1,784      13.90%(e)      19,781       1.00%(d)(n)    2.74%(d)    19.95%(e)    0.03
------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                              Income from Investment Operations                    Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and         Total    Distribution Distribution Distributions               Net Asset
                   Value at     Net       Unrealized      From      From Net     From Net       From                    Value at
                   Beginning Investment Gain(Loss) on  Investment  Investment    Gains on      Capital        Total        End
                   of Period   Income   Investments(a) Operations    Income    Investments     Paid in    Distributions of Period
                   --------- ---------- -------------- ---------- ------------ ------------ ------------- ------------- ---------
Money Market
 Unaudited Period
 Ended June 30,
 1998............   $10.00     $0.26         $--         $0.26       $(0.26)       $--           $--         $(0.26)     $10.00
 Year Ended
 December 31,
 1997............    10.00      0.53          --          0.53        (0.53)        --            --          (0.53)      10.00
 1996............    10.00      0.52          --          0.52        (0.52)        --            --          (0.52)      10.00
 1995............    10.00      0.57          --          0.57        (0.57)        --            --          (0.57)      10.00
 1994............    10.00      0.40          --          0.40        (0.40)        --            --          (0.40)      10.00
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
 Unaudited Period
 Ended June 30,
 1998............    13.87      0.03        $0.07         0.10        (0.03)        --            --          (0.03)      13.94
 Year Ended
 December 31,
 1997............    11.35      0.05         3.59         3.64        (0.05)      (1.07)          --          (1.12)      13.87
 Period from May
 1, to December
 31, 1996 (c)....    10.00      0.04         1.57         1.61        (0.04)      (0.22)          --          (0.26)      11.35
---------------------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap Growth
 Unaudited Period
 Ended June 30,
 1998............    15.39       --          1.63         1.63          --          --            --            --        17.02
 Year Ended
 December 31,
 1997............    16.52      0.01         0.56         0.57        (0.01)      (1.69)          --          (1.70)      15.39
 1996............    13.18      0.02         3.99         4.01        (0.02)      (0.65)          --          (0.67)      16.52
 1995............     9.94     (0.01)        3.58         3.57          --        (0.32)        (0.01)        (0.33)      13.18
 Period from May
 1, to December
 31, 1994(c).....    10.00      0.11        (0.06)        0.05          --        (0.11)          --          (0.11)       9.94
---------------------------------------------------------------------------------------------------------------------------------
                                                      Ratios/Supplemental Data
                                           -----------------------------------------------------
                    Number of                                              Net
                     Shares                 Net Assets    Operating     Investment
                   Outstanding   Total     End of Period Expenses to    Income to    Portfolio    Average
                     (000's    Investment     (000's       Average       Average     Turnover    Commission
                    Omitted)   Return(b)     Omitted)    Net Assets     Net Assets     Rate       Rate(t)
                   ----------- ----------- ------------- -------------- ------------ ----------- ----------
Money Market
 Unaudited Period
 Ended June 30,
 1998............    27,095       2.68%(e)   $270,948       0.31%(d)       5.33%(d)       --         --
 Year Ended
 December 31,
 1997............    22,944       5.38%       229,443       0.33%          5.32%          --         --
 1996............    21,324       5.32%       213,235       0.30%          5.20%          --         --
 1995............    18,591       5.78%       185,909       0.35%          5.62%          --         --
 1994............    14,867       4.03%       148,668       0.32%          4.05%          --         --
-----------------------------------------------------------------------------------------------------------
Mid Cap Value
 Unaudited Period
 Ended June 30,
 1998............     7,118       0.71%(e)     99,215       1.05%(o)(d)    0.40%(d)    50.47%(e)    0.02
 Year Ended
 December 31,
 1997............     4,686      32.17%        64,973       1.05%(o)       0.53%       93.78%       0.06
 Period from May
 1, to December
 31, 1996 (c)....       963      16.18%(e)     10,926       1.05%(d)(o)    0.69%(d)    62.99%(e)    0.06
-----------------------------------------------------------------------------------------------------------
Diversified Mid Cap Growth
 Unaudited Period
 Ended June 30,
 1998............    12,989      10.62%(e)    221,043       0.86%(d)      (0.03%)(d)   90.90%(e)    0.02
 Year Ended
 December 31,
 1997............    13,884       3.44%       213,612       0.85%          0.09%      331.19%       0.07
 1996............    11,749      30.33%       194,108       0.84%          0.18%      217.84%       0.06
 1995............     4,133      35.96%        54,486       1.00%(h)      (0.11%)     139.31%        --
 Period from May
 1, to December
 31, 1994(c).....       722       0.56%(e)      7,181       1.00%(d)(h)    1.51%(d)    26.54%(e)     --
-----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                              Income from Investment Operations                    Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and         Total    Distribution Distribution Distributions               Net Asset
                   Value at     Net       Unrealized      From      From Net     From Net       From                    Value at
                   Beginning Investment Gain(Loss) on  Investment  Investment    Gains on      Capital        Total        End
                   of Period   Income   Investments(a) Operations    Income    Investments     Paid in    Distributions of Period
                   --------- ---------- -------------- ---------- ------------ ------------ ------------- ------------- ---------
Bond Index
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........   $10.00     $0.10        $0.11        $0.21       $(0.10)      $ --          $ --         $(0.10)     $10.11
---------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
CORE
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........    10.00      0.01        (0.28)       (0.28)         --          --            --            --         9.72
---------------------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Unaudited Period
 Ended June 30,
 1998............    15.91      0.37        (1.35)       (0.98)       (0.37)        --            --          (0.37)      14.56
 Year Ended
 December 31,
 1997............    14.64      0.77         1.68         2.45        (0.71)      (0.41)        (0.06)        (1.18)      15.91
 1996............    11.70      0.76         2.97         3.73        (0.76)      (0.03)          --          (0.79)      14.64
 1995............    11.16      0.77         0.54         1.31        (0.77)        --            --          (0.77)      11.70
 1994............    11.52      0.66        (0.34)        0.32        (0.66)      (0.02)          --          (0.68)      11.16
---------------------------------------------------------------------------------------------------------------------------------
Growth & Income
 Unaudited Period
 Ended June 30,
 1998............    16.61      0.11        $3.09         3.20        (0.11)        --            --          (0.11)      19.70
 Year Ended
 December 31,
 1997............    14.65      0.27         4.07         4.34        (0.27)      (2.11)          --          (2.38)      16.61
 1996............    13.94      0.34         2.43         2.77        (0.34)      (1.72)          --          (2.06)      14.65
 1995............    11.50      0.36         3.53         3.89        (0.36)      (1.09)          --          (1.45)      13.94
 1994............    12.39      0.34        (0.41)       (0.07)       (0.34)      (0.48)          --          (0.82)      11.50
---------------------------------------------------------------------------------------------------------------------------------
                                                       Ratios/Supplemental Data
                                            ----------------------------------------------------
                    Number of                                               Net
                     Shares                  Net Assets    Operating     Investment
                   Outstanding   Total      End of Period Expenses to    Income to   Portfolio    Average
                     (000's    Investment      (000's       Average       Average    Turnover    Commission
                    Omitted)   Return(b)      Omitted)    Net Assets     Net Assets    Rate       Rate(t)
                   ----------- ------------ ------------- -------------- ----------- ----------- ----------
Bond Index
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........     $2,534     $2.11%(e)      $25,604      0.40%(d)(x)   6.22%(d)       0%(e)      --
-----------------------------------------------------------------------------------------------------------
Small/Mid Cap
CORE
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........        516     (2.79%)(e)       5,012      1.05%(d)(y)   0.06%(d)    8.19%(e)      .05
-----------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Unaudited Period
 Ended June 30,
 1998............     12,979     (6.17%)(e)    $188,982      0.71%(d)      4.96%(d)   12.93%(e)     0.01
 Year Ended
 December 31,
 1997............     12,830     17.22%         204,131      0.69%         5.12%      20.04%        0.05
 1996............     10,325     33.07%         151,105      0.69%         6.14%      18.37%        0.04
 1995............      9,301     12.31%         108,782      0.73%         6.85%      19.81%
 1994............     10,178      2.86%         113,545      0.71%         5.94%      22.36%
-----------------------------------------------------------------------------------------------------------
Growth & Income
 Unaudited Period
 Ended June 30,
 1998............    171,341     19.36%(e)    3,375,267      0.28%(d)      1.25%(d)   31.91%(e)     0.02
 Year Ended
 December 31,
 1997............    167,773     29.79%       2,785,964      0.28%         1.61%      74.56%        0.05
 1996............    139,748     20.10%       2,047,927      0.27%         2.24%      81.02%        0.04
 1995............    114,666     34.21%       1,598,585      0.28%         2.70%      73.54%
 1994............     97,361     (0.56%)      1,119,864      0.27%         2.80%      64.12%
-----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                               Income from Investment Operations                    Less Distributions
                             ------------------------------------- -----------------------------------------------------
                                         Net Realized
                   Net Asset                  and         Total    Distribution Distribution Distributions               Net Asset
                   Value at     Net       Unrealized       From      From Net     From Net       From                    Value at
                   Beginning Investment  Gain(Loss) on  Investment  Investment    Gains on      Capital        Total        End
                   of Period   Income    Investments(a) Operations    Income    Investments     Paid in    Distributions of Period
                   --------- ---------- --------------- ---------- ------------ ------------ ------------- ------------- ---------
Managed
 Unaudited Period
 Ended
 June 30, 1998...   $14.35     $0.24         $1.63        $1.87       $(0.24)       $--           $--         $(0.24)     $15.98
 Year Ended
 December 31,
 1997............    13.35      0.59          1.86         2.45        (0.59)      (0.78)        (0.08)        (1.45)      14.35
 1996............    13.73      0.61          0.81         1.42        (0.61)      (1.19)          --          (1.80)      13.35
 1995............    11.96      0.62          2.56         3.18        (0.62)      (0.79)          --          (1.41)      13.73
 1994............    12.81      0.55         (0.83)       (0.28)       (0.55)      (0.02)          --          (0.57)      11.96
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Unaudited Period
 Ended
 June 30, 1998...    10.08      0.28          0.00         0.28        (0.28)        --            --          (0.28)      10.08
 Year Ended
 December 31,
 1997............    10.05      0.59          0.03         0.62        (0.59)        --            --          (0.59)      10.08
 1996............    10.23      0.54         (0.18)        0.36        (0.54)        --            --          (0.54)      10.05
 1995............     9.66      0.50          0.59         1.09        (0.50)      (0.02)          -- (f)      (0.52)      10.23
 Period from May
 1, to December
 31, 1994(c).....    10.00      0.37         (0.34)        0.03        (0.37)        --            --          (0.37)       9.66
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value
 Unaudited Period
 Ended
 June 30, 1998...    12.40      0.03          0.50         0.53        (0.03)        --            --          (0.03)      12.90
 Year Ended
 December 31,
 1997............    10.73      0.08          2.66         2.74        (0.08)      (0.99)          --          (1.07)      12.40
 Period from May
 1, to December
 31, 1996(c).....    10.00      0.07          0.96         1.03        (0.07)      (0.23)          --          (0.30)      10.73
----------------------------------------------------------------------------------------------------------------------------------
International Opportunities
 Unaudited Period
 Ended
 June 30, 1998...    10.63      0.08          1.42         1.50        (0.08)        --            --          (0.08)      12.05
 Year Ended
 December 31,
 1997............    10.60      0.10          0.11         0.21        (0.10)      (0.08)          --          (0.18)      10.63
 Period from May
 1, to December
 31, 1996(c).....    10.00      0.07          0.60         0.67        (0.07)        --            --          (0.07)      10.60
----------------------------------------------------------------------------------------------------------------------------------
                                                      Ratios/Supplemental Data
                                           ----------------------------------------------------
                    Number of                                              Net
                     Shares                 Net Assets    Operating     Investment
                   Outstanding   Total     End of Period Expenses to    Income to   Portfolio    Average
                     (000's    Investment     (000's       Average       Average    Turnover    Commission
                    Omitted)   Return(b)     Omitted)    Net Assets     Net Assets    Rate       Rate(t)
                   ----------- ----------- ------------- -------------- ----------- ----------- ----------
Managed
 Unaudited Period
 Ended
 June 30, 1998...    196,939     13.08%(e)  $3,146,686      0.36%(d)      3.11%(d)     0.00%(e)   $0.02
 Year Ended
 December 31,
 1997............    195,139     18.72%      2,800,127      0.37%         4.18%      200.71%       0.05
 1996............    178,745     10.72%      2,386,660      0.36%         4.41%      113.61%       0.06
 1995............    152,544     27.09%      2,093,964      0.38%         4.66%      187.67%
 1994............    134,588     (2.23%)     1,609,939      0.37%         4.50%       90.41%
----------------------------------------------------------------------------------------------------------
Short-Term Bond
 Unaudited Period
 Ended
 June 30, 1998...      6,250      2.80%(e)      63,006      0.52%(j)(d)   5.90%(d)   144.29%(e)     --
 Year Ended
 December 31,
 1997............      5,070      6.41%         51,120      0.57%         5.67%      108.29%        --
 1996............      5,840      3.61%         58,676      0.75%(j)      5.66%       20.29%        --
 1995............      1,750     11.49%         17,911      0.75%(j)      5.52%      109.77%
 Period from May
 1, to December
 31, 1994(c).....        178      0.33%(e)       1,718      0.75%(d)(j)   5.82%(d)    11.22%(e)
----------------------------------------------------------------------------------------------------------
Small Cap Value
 Unaudited Period
 Ended
 June 30, 1998...      4,888      4.29%(e)      63,050      1.04%(p)(d)   0.56%(d)    51.78%(e)    0.02
 Year Ended
 December 31,
 1997............      3,488     25.57%         43,261      1.05%(p)      0.68%      126.10%       0.06
 Period from May
 1, to December
 31, 1996(c).....        982     10.33%(e)      10,541      1.05%(d)(p)   1.15%(d)    66.31%(e)    0.06
----------------------------------------------------------------------------------------------------------
International Opportunities
 Unaudited Period
 Ended
 June 30, 1998...      4,080     14.12%(e)      49,169      1.17%(q)(d)   1.51%(d)    10.55%(e)    0.02
 Year Ended
 December 31,
 1997............      2,882      1.95%         30,631      1.22%(q)      0.65%       21.09%       0.03
 Period from May
 1, to December
 31, 1996(c).....      1,689      6.72%(e)      17,898      1.25%(d)(q)   0.87%(d)     5.46%(e)    0.03
----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
-------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                              Income from Investment Operations                    Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and         Total    Distribution Distribution Distributions               Net Asset
                   Value at     Net       Unrealized      From      From Net     From Net       From                    Value at
                   Beginning Investment Gain(Loss) on  Investment  Investment    Gains on      Capital        Total        End
                   of Period   Income   Investments(a) Operations    Income    Investments     Paid in    Distributions of Period
                   --------- ---------- -------------- ---------- ------------ ------------ ------------- ------------- ---------
Equity Index
 Unaudited Period
 Ended June 30,
 1998............   $14.21     $0.12        $2.44        $2.56       $(0.11)       $--         $(0.05)       $(0.16)     $16.61
 Year Ended
 December 31,
 1997............    11.10      0.24         3.41         3.65        (0.24)      (0.25)        (0.05)        (0.54)      14.21
 Period from May
 1, to December
 31, 1996(c).....    10.00      0.15         1.26         1.41        (0.15)      (0.10)        (0.06)        (0.31)      11.10
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........    10.00      0.12         (.09)         .03         (.12)        --            --          (0.12)       9.91
---------------------------------------------------------------------------------------------------------------------------------
Strategic Bond
 Unaudited Period
 Ended June 30,
 1998............    10.24      0.19         0.21         0.40        (0.19)        --            --          (0.19)      10.45
 Year Ended
 December 31,
 1997............    10.16      0.59         0.30         0.89        (0.61)      (0.15)        (0.05)        (0.81)      10.24
 Period from May
 1, to December
 31, 1996(c).....    10.00      0.38         0.28         0.66        (0.38)      (0.12)          --          (0.50)      10.16
---------------------------------------------------------------------------------------------------------------------------------
                                                         Ratios/Supplemental Data
                                              ----------------------------------------------------
                    Number of                                                 Net
                     Shares                    Net Assets    Operating     Investment
                   Outstanding   Total        End of Period Expenses to    Income to   Portfolio    Average
                     (000's    Investment        (000's       Average       Average    Turnover    Commission
                    Omitted)   Return(b)        Omitted)    Net Assets     Net Assets    Rate       Rate(t)
                   ----------- -------------- ------------- -------------- ----------- ----------- ----------
Equity Index
 Unaudited Period
 Ended June 30,
 1998............    10,030      17.67%(e)      $166,595       0.00%(r)(d)   1.60%(d)    18.25%(e)   $0.01
 Year Ended
 December 31,
 1997............     7,134      32.79%(v)       101,390       0.00%(r)      1.97%       64.56%       0.02
 Period from May
 1, to December
 31, 1996(c).....     1,320      14.23%(e)(u)     14,650       0.00%(d)(r)   2.47%(d)    15.72%(e)    0.02
-------------------------------------------------------------------------------------------------------------
High Yield Bond
 Unaudited Period
 from May 1, to
 June 30,
 1998(c).........     1,024        .28%(e)        10,152        .90%(d)(z)   7.10%(d)    12.09%(e)     --
-------------------------------------------------------------------------------------------------------------
Strategic Bond
 Unaudited Period
 Ended June 30,
 1998............     4,237       3.98%(e)        44,293       0.96%(s)(d)   5.03%       83.48%(e)     --
 Year Ended
 December 31,
 1997............     2,797       9.05%           28,647       1.00%(s)      5.80%       69.38%        --
 Period from May
 1, to December
 31, 1996(c).....     1,271       3.71%(e)        12,907       1.00%(d)(s)   6.05%(d)   171.39%(e)     --
-------------------------------------------------------------------------------------------------------------

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuation market values of the portfolio.
(b) The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(c) Commencement of investment operations.
(d) Annualized.
(e) Not annualized.
(f) Amount is less than a penny per share.
(g) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 87% and 87% for the years ended December 31, 1995 and 1994, respectively.
(h) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.91%, and 6.05%, for the years ended December 31, 1995, 1994, respectively.
(i) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 3.87% for the period ending June 30, 1998.
(j) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .79%, 1.83%, and 13.60%, for the years ended December 31, 1996, 1995, and 1994, respectively.
(k) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.05% for the period ended June 30, 1998 and, 1.12%, and 1.55%, for the years ended December 31, 1997, and 1996, respectively.

(l) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.70% for the period ended June 30, 1998, and 1.56%, and 1.44% for the years ended December 31, 1997, and 1996, respectively.
(m) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.20% for the period ended June 30, 1998, and 1.42%, and 2.34%, for the years ended December 31, 1997, and 1996, respectively.
(n) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.06%, and 1.89%, for the years ended December 31, 1997, and 1996, respectively.
(o) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.14%, and 2.15%, for the years ended December 31, 1997, and 1996, respectively.
(p) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% for the period ended June 30, 1998, and 1.30%, and 2.06%, for the years ended December 31, 1997, and 1996, respectively.
(q) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.57%, and 2.76%, for the years ended December 31, 1997, and 1996, respectively.
(r) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .65%, and 1.61%, for the years ended December 31, 1997, and 1996, respectively.
(s) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.32%, and 1.57%, for the years ended December 31, 1997, and 1996, respectively.
(t) Average Commission rate is calculated for funds with fiscal year beginning on or after September 1, 1995.
(u) The Total Return includes the effect of the capital contribution of $.06 per share. The total Investment Return without the capital contribution would have been 13.59%.
(v) The Total Return includes the effect of the capital contribution of $.04 per share. The total Investment Return without the capital contribution would have been 32.47%.
(w) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.54% for the period ending June 30, 1998.
(x) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.76% for the period ending June 30, 1998.
(y) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.39% for the period ending June 30, 1998.
(z) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.25% for the period ending June 30, 1998.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO


                                                                    Market
                Name of Issuer                   Shares             Value
                                                                   (000's)
COMMON STOCK

Aerospace and Defense - 2.8%
 United Technologies Corp. .................    293,000           $ 27,102

Auto and Truck Parts - 1.1%
 Ford Motor Co. ............................    134,100              7,912
 Lear Corp. * ..............................     50,000              2,565
                                                                  --------
                                                                    10,477
Banks - 1.5%
 BankAmerica Corp. .........................     21,300              1,841
 Bankers Trust New York Corp. ..............     10,300              1,195
 Comerica, Inc. ............................    100,000              6,625
 First Chicago NBD Corp. * .................     30,000              2,659
 State Street Corp. ........................     27,000              1,877
                                                                  --------
                                                                    14,197
Brokerage and Investment Management - 1.3%
 Morgan Stanley, Dean Witter,
  Discover & Co. ...........................    138,400             12,647

Chemicals - 0.4%
 Air Products & Chemicals, Inc. ............     56,600              2,264
 Millenium Chemicals, Inc. .................     61,000              2,066
                                                                  --------
                                                                     4,330
Commercial Services - 0.4%
 Cognizant Corp. ...........................     63,100              3,975

Computer Equipment - 4.9%
 Hewlett-Packard Co. .......................     96,500              5,778
 Intel Corp. ...............................    291,300             21,593
 Xerox Corp. ...............................    193,900             19,705
                                                                  --------
                                                                    47,076
Computer Software and Services - 8.9%
 Autodesk, Inc. ............................    152,900              5,906
 Cadence Design Systems, Inc. * ............    233,800              7,306
 Computer Associates International, Inc. ...    192,050             10,671
 Electronic Data Systems Corp. .............     50,000              2,000
 Microsoft Corp. ...........................    358,300             38,831
 Oracle Corp. * ............................    168,700              4,144
 Parametric Technology Co. * ...............    152,000              4,123
 Peoplesoft, Inc. ..........................    150,000              7,050
 Sun Microsystems, Inc. * ..................    143,900              6,250
                                                                  --------
                                                                    86,281
Consumer - Miscellaneous - 0.7%
 Avery Dennison Corp. ......................    126,200              6,783

Cosmetics and Personal Care Products - 3.8%
 Avon Products, Inc. .......................     69,800              5,409
 Dial Corp. ................................    105,700              2,742
 Procter & Gamble Co. ......................    289,400             26,353
 Revlon, Inc. * ............................     36,000              1,850
                                                                  --------
                                                                    36,354
Diversified Operations - 7.0%
 General Electric Co. ......................    543,300             49,440
 Reynolds & Reynolds Co. ...................    120,000              2,183
 Textron, Inc. .............................     68,800              4,932
 Tyco International, Ltd. ..................    178,700             11,258
                                                                  --------
                                                                    67,813
Electronic Products and Services - 5.5%
 Analog Devices, Inc. * ....................          1
 Cisco Systems, Inc. * .....................    186,600             17,179
 Linear Technology Corp. * .................    110,700              6,677
 Maxim Integrated Products, Inc. * .........    143,400              4,544
 Pitney Bowes, Inc. ........................    454,000             21,849
 Tektronix, Inc. ...........................     76,000              2,688
                                                                  --------
                                                                    52,937
Financial Services - 1.0%
 Associates First Capital Corp. - Cl. A ....     50,045              3,847
 Norwest Corp. .............................    150,400              5,621
                                                                  --------
                                                                     9,468
Food, Beverage and Tobacco - 6.2%
 ConAgra, Inc. .............................     30,500                967
 PepsiCo, Inc. .............................    625,700             25,771
 Philip Morris Cos., Inc. ..................    333,000             13,112
 Quaker Oats Co. ...........................    286,200             15,723
 UST, Inc. .................................    169,600              4,579
                                                                  --------
                                                                    60,152
Government Agencies - 1.9%
 Federal National Mortgage Assoc............    310,100             18,839

Health Care Products - 17.8%
 Abbott Laboratories .......................    253,200             10,349
 Allegiance Corp. ..........................    125,400              6,427
 Becton, Dickinson & Co. ...................     41,400              3,214
 Bristol-Myers Squibb Co. ..................    232,200             26,688
 Cardinal Health, Inc. .....................    187,700             17,597
 Guidant Corp. .............................    200,000             14,262
 Johnson & Johnson .........................    336,200             24,795
 McKesson Corp. ............................     28,600              2,324
 Merck & Co., Inc. .........................    157,500             21,066
 Mylan Laboratories, Inc. ..................    185,500              5,577
 Pfizer, Inc. ..............................    208,800             22,694
 Schering-Plough Corp. .....................    182,200             16,694
                                                                  --------
                                                                   172,687
Health Care Services - 2.0%
 Health Management Associates, Inc. -
  Cl. A * ..................................    200,000              6,688
 HEALTHSOUTH Corp. * .......................    464,500             12,396
 United Healthcare Corp. ...................     30,000              1,905
                                                                  --------
                                                                    20,989
Housing - 0.2%
 Clayton Homes, Inc. * .....................     99,500              1,890

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO


                                                                  Market
               Name of Issuer                      Shares         Value
                                                                 (000's)
COMMON STOCK - Continued

Insurance - 8.5%
 Allstate Corp. ............................       130,900      $ 11,986
 American International Group, Inc. ........        85,000        12,410
 Equitable Cos., Inc. ......................        57,400         4,301
 General Re Corp. ..........................         5,700         1,445
 Hartford Financial Services Group, Inc. ...        72,300         8,269
 Marsh & McLennan Cos., Inc. ...............       129,600         7,833
 Mid Ocean, Ltd. ...........................        44,000         3,454
 PartnerRe, Ltd. * .........................       200,000        10,200
 Travelers Group, Inc. .....................       377,100        22,862
                                                                --------
                                                                  82,760
Leisure and Recreation - 0.4%
 Promus Hotel Corp. * ......................       110,907         4,270

Metals and Mining - 0.2%
 Precision Castparts Corp. .................        38,600         2,060

Oil - Equipment and Services - 0.8%
 Baker Hughes, Inc. ........................        87,500         3,024
 Cooper Cameron Corp. * ....................        41,400         2,112
 Dresser Industries, Inc. ..................        60,400         2,661
                                                                --------
                                                                   7,797
Oil and Natural Gas Exploration and
 Production - 2.3%
 Anadarko Petroleum Corp. ..................        46,000         3,091
 British Petroleum Co. plc - ADR ...........        55,700         4,915
 El Paso Natural Gas Co. ...................        89,000         3,404
 Phillips Petroleum Co. ....................       189,600         9,136
 Rowan Cos., Inc. * ........................        93,000         1,808
                                                                --------
                                                                  22,354
Paper and Forest Products - 0.2%
 Fort James Corp. ..........................        42,200         1,878

Personal and Commercial Lending - 0.7%
 MBNA Corp. ................................       192,450         6,351

Pollution Control - 1.4%
 USA Waste Services, Inc. * ................       281,800        13,914

Retail - Department Stores - 7.4%
 Costco Cos., Inc. * .......................        44,200         2,787
 Dayton-Hudson Corp. .......................       144,200         6,994
 Home Depot, Inc. ..........................       409,300        33,997
 Lowe's Cos., Inc. .........................       194,000         7,869
 Staples, Inc. * ...........................       428,400        12,397
 TJX Cos., Inc. ............................       320,400         7,730
                                                                --------
                                                                  71,774
Shoe and Apparel Manufacturing - 2.8%
 Jones Apparel Group, Inc. * ...............       218,400         7,985
 Liz Claiborne, Inc. .......................        61,800         3,229
 Tommy Hilfiger Corp. * ....................       172,600        10,787
 Warnaco Group, Inc. - Cl. A ...............       116,000         4,923
                                                                --------
                                                                  26,924
Telecommunications Equipment - 4.6%
 Lucent Technologies, Inc. .................       536,002        44,589

Telephone - 0.7%
 AT&T Corp. ................................       118,400         6,764

Transportation Services - 2.0%
 Burlington Northern Santa Fe ..............        75,400         7,404
 Northwest Airlines Corp. - Cl. A * ........        80,500         3,104
 Southwest Airlines Co. ....................       103,500         3,066
 UAL Corp. .................................        80,500         6,279
                                                                --------
                                                                  19,853
                                                                --------
                          TOTAL COMMON STOCK-        99.4%       964,285

                                                    Par
                                                   Value
                                                  (000's)
SHORT-TERM INVESTMENTS - 0.5%
 Investment in joint trading account (Note B)
  5.88% due 07/01/98 .......................      $  4,919         4,919
                                                  --------      --------
                           TOTAL INVESTMENTS-        99.9%       969,204
         Cash and Receivables, less payables-         0.1%           857
                                                  --------      --------
                                  NET ASSETS-       100.0%      $970,061
                                                  ========      ========


* Non-income producing security.
ADR-American Depository Receipt

See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO


                                                  Par          Market
              Name of Issuer                     Value         Value
                                                (000's)       (000's)
PUBLICLY-TRADED BONDS

Aerospace and Defense - 0.3%
 Jet Equipment Trust
  10.91% due 08/15/14 ....................     $  2,100     $  2,753

Automobile - 1.1%
 Ford Motor Co. - Bonds - Debs
  6.62% due 02/15/28 .....................          890          889
 Ford Motor Co. - Debs
  7.12% due 11/15/25 .....................        1,780        1,895
  9.00% due 09/15/01 .....................        2,000        2,165
 General Motors Corp. - Debs
  9.62% due 12/01/00 .....................        4,000        4,327
                                                            --------
                                                               9,276
Banks - 4.6%
 ABN-Amro Bank NV (Chicago) - Debs
  7.25% due 05/31/05 .....................        2,400        2,534
 Banc One Corp. - Sub. Debs
  7.62% due 10/15/26 .....................        1,740        1,946
 BankBoston NA - Sub. Notes
  6.37% due 03/25/08 .....................        2,490        2,496
 Citibank Credit Card Master Trust I -
  Ser. 1997-7 A
  6.35% due 08/15/02 .....................        2,360        2,390
 Interamerican Development Bank - Debs
  8.50% due 03/15/11 .....................        6,000        7,414
 International Bank of Reconstruction &
  Development - Debs
  8.25% due 09/01/16 .....................        2,150        2,700
 Landeskreditbank Baden Wuerttemberg -
  Sub. Notes
  7.62% due 02/01/23 .....................        3,150        3,699
 National Westminister Bank, NY - Sub.
  Notes
  9.45% due 05/01/01 .....................        5,000        5,456
 NB Capital Trust IV
  8.25% due 04/15/27 .....................        3,600        4,037
 RBSG Capital Corp. - Notes
  10.12% due 03/01/04 ....................        5,000        5,931
                                                            --------
                                                              38,603
Brokerage and Investment Management - 1.5%
 DR Investments - Sr. Notes 144A(a)
  7.45% due 05/15/07 .....................        1,800        1,922
 Merrill Lynch & Co., Inc. - Sr. Notes
  7.75% due 03/01/99 .....................        3,000        3,035
 Morgan Stanley Group, Inc. - Notes
  8.87% due 10/15/01 .....................        3,000        3,248
 Nomura Asset Securities Corp. -
  Ser. 1998-D6 A1A
  6.28% due 03/17/28 .....................        2,402        2,422
 Salomon Brothers Mortgage Securities
  VII
  6.75% due 07/25/24 .....................        1,890        1,921
                                                            --------
                                                              12,548
Coal - 0.1%
 P&L Coal Holdings Corp. -
  Sr. Sub Notes 144A(a)
  9.62% due 05/15/08 .....................          900          925

Commercial Services - 0.7%
 Harvard University - Debs - Gen'l
  Oblig
  8.12% due 04/15/07 .....................        5,000        5,771

Construction - 0.2%
 MDC Holdings, Inc. - Sr. Notes
  8.37% due 02/01/08 .....................        1,430        1,430

Consumer - Miscellaneous - 0.4%
 Loewen Group International, Inc.
  8.25% due 10/15/03 .....................        3,135        3,213

Diversified Operations - 0.6%
 Norsk Hydro A/S
  7.50% due 10/01/16 .....................        2,375        2,594
 Tenneco, Inc. - Debs
  10.07% due 02/01/01 ....................        2,000        2,184
                                                            --------
                                                               4,778
Electric Power - 8.7%
 AES Corp. - Sr. Sub. Notes
  10.25% due 07/15/06 ....................        3,113        3,385
 AES Corp. - Sub. Notes
  8.37% due 08/15/07 .....................        1,925        1,944
 Beaver Valley Funding Corp. - Debs
  9.00% due 06/01/17 .....................        2,825        3,178
 BVPS II Funding Corp.
  8.89% due 06/01/17 .....................        2,464        2,849
 Calpine Corp. - Sr. Notes
  8.75% due 07/15/07 .....................          885          909
  10.50% due 05/15/06 ....................        1,920        2,102
 Chugach Electric Assoc., Inc. - 1st
  Mtge
  8.08% due 03/15/02 .....................        2,230        2,318
 Cleveland Electric Illuminating Co. -
  1st Mtge
  9.50% due 05/15/05 .....................        4,725        5,198
 CMS Energy Corp. - Sr. Notes
  8.12% due 05/15/02 .....................        2,650        2,721
 Connecticut Light & Power Co. -
  Notes 144A(a)
  8.59% due 06/04/03 .....................        1,310        1,321
 Enersis SA - Notes
  7.40% due 12/01/16 .....................        2,625        2,672
 First PV Funding Corp.
  10.15% due 01/15/16 ....................        1,228        1,304
  10.30% due 01/15/14 ....................          616          652
 Long Island Lighting Co. - Debs
  8.90% due 07/15/19 .....................        1,740        1,845
  9.00% due 11/01/22 .....................        1,760        2,011
 Midland Cogeneration Venture - Debs
  10.33% due 07/23/02 ....................          743          804
  10.33% due 07/23/02 ....................        3,065        3,316

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO


                                                Par         Market
             Name of Issuer                    Value        Value
                                              (000's)      (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Electric Power - Continued
 Monterrey Power SA DE CV - 144A(a)
  9.62% due 11/15/09 ...................      $ 1,415      $ 1,323
 New Century Energies Co. - 1st Mtge
  9.87% due 07/01/20 ...................        4,500        4,930
  6.87% due 12/01/99 ...................        3,500        3,540
 Niagara Mohawk Power Corp.
  7.75% due 10/01/08 ...................        1,670        1,710
 North Atlantic Energy Corp. - 1st Mtge
  9.05% due 06/01/02 ...................        2,506        2,580
 Puget Sound Energy Capital Trust
  8.23% due 06/01/27 ...................        1,705        1,773
 System Energy Resources, Inc. - 1st
  Mtge
  7.71% due 08/01/01 ...................        2,590        2,685
 Texas New Mexico Power Co. - 1st Mtge
  9.25% due 09/15/00 ...................        8,000        8,450
 UtiliCorp United, Inc. - Sr. Notes
  8.20% due 01/15/07 ...................        5,000        5,523
 Waterford 3 Funding - Entergy - Bonds
  8.09% due 01/02/17 ...................        2,768        2,899
                                                           -------
                                                            73,942
Electronic Products and Services - 0.2%
 Zilog, Inc. - Sr. Notes 144A(a)
  9.50% due 03/01/05 ...................        1,930        1,409

Energy - Alternative Source - 0.3%
 CalEnergy Co., Inc. - Sr. Notes
  9.50% due 09/15/06 ...................        2,320        2,500

Financial Services - 10.0%
 Abbey National First Capital - Sr. Sub.
  Notes
  8.20% due 10/15/04 ...................        4,000        4,414
 American Express Credit Corp. - Debs
  8.62% due 05/15/22 ...................        6,000        6,559
  8.50% due 06/15/99 ...................        6,000        6,139
 Bank of New York Institution Capital -
  144A(a)
  7.78% due 12/01/26 ...................        2,515        2,719
 Barclays North America Capital Corp. -
  Debs
  9.75% due 05/15/21 ...................        4,650        5,245
 Commercial Credit Group, Inc. - Notes
  6.00% due 04/15/00 ...................        7,000        7,001
  10.00% due 05/01/99 ..................        5,000        5,155
 Conseco, Inc. - Notes
  6.80% due 06/15/05 ...................        2,370        2,374
 Constitution Capital Trust I
  9.15% due 04/15/27 ...................        1,815        2,026
 Contifinancial Corp. - Sr. Notes
  7.50% due 03/15/02 ...................        2,320        2,324
 Fairfax Financial Holdings - Notes
  8.30% due 04/15/26 ...................        2,960        3,316
 Fleet Financial Group - Sub. Notes
  6.37% due 05/15/08 ...................        2,325        2,324
 General Motors Acceptance Corp. - Notes
  5.85% due 04/06/00 ...................        2,360        2,358
 Groupe Videotron ltee - Sr. Notes
  10.62% due 02/15/05 ..................        2,585        2,839
 Liberty Property, Ltd.
  6.60% due 06/05/02 ...................        1,675        1,677
 Structured Assets Securities Corp. -
  Ser. 1993-C AIB
  6.60% due 12/25/24 ...................        3,170        3,174
 Sun Canada Financial Co.
  6.62% due 12/15/07 ...................        3,345        3,464
 Texaco Capital, Inc. - Debs
  8.62% due 06/30/10 ...................       10,000       12,035
 U.S. West Capital Funding, Inc.
  6.87% due 07/15/28 ...................        1,800        1,800
 United Companies Financial Corp. -
  Notes
  7.70% due 01/15/04 ...................        2,535        2,528
 URC Holdings Corp.
  7.87% due 06/30/06 ...................        2,780        2,998
 Vicap SA - 144A(a)
  11.37% due 05/15/07 ..................        1,605        1,719
                                                           -------
                                                            84,188
Food, Beverage and Tobacco - 0.7%
 RJR Nabisco, Inc. - Notes
  7.62% due 09/15/03 ...................        2,120        2,107
  8.62% due 12/01/02 ...................        1,660        1,720
 Southern Foods Group -
  Sr. Sub. Notes 144A(a)
  9.87% due 09/01/07 ...................        2,141        2,232
                                                           -------
                                                             6,059
Foreign - 1.4%
 Hydro-Quebec - Debs
  9.40% due 02/01/21 ...................        2,100        2,786
 Hydro-Quebec - Debs. Ser. FU
  11.75% due 02/01/12 ..................        5,000        7,358
 Hydro-Quebec - Debs. Ser. IF
  7.37% due 02/01/03 ...................        1,000        1,049
 Satelites Mexicanos SA - Sr. Notes
  144A(a)
  10.12% due 11/01/04 ..................          770          750
                                                           -------
                                                            11,943
Foreign Governmental - 2.0%
 Nova Scotia
 8.75% due 04/01/22 ....................        3,000        3,862

Province of Manitoba
 9.00% due 12/15/00 ....................        3,000        3,207
 9.25% due 04/01/20 ....................        2,000        2,705

Province of Saskatchewan
 9.37% due 12/15/20 ....................        1,500        2,035

Republic of Brazil - Bonds
 9.37% due 04/07/08 ....................        1,830        1,641

Republic of Panama - Notes 144A(a)
 7.87% due 02/13/02 ....................        3,540        3,469
                                                           -------
                                                            16,919

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO

                                                Par        Market
             Name of Issuer                    Value       Value
                                              (000's)     (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Health Care Products - 0.6%
 Fresenius Medical Capital Trust II -
  144A(a)
  7.875% due 02/01/08 ..................      $ 1,740      $ 1,709
 Sola International, Inc. - Notes
  6.87% due 03/15/08 ...................        1,970        1,968
 Watson Pharmaceuticals, Inc. - Sr
  Notes
  7.12% due 05/15/08 ...................        1,645        1,668
                                                           -------
                                                             5,345
Health Care Services - 1.4%
 Global Health Sciences, Inc. -
  Sr. Notes 144A(a)
  11.00% due 05/01/08 ..................        1,365        1,348
 Integrated Health Services, Inc. -
  Sr. Sub. Notes
  9.25% due 01/15/08 ...................        2,370        2,453
 Pharmerica, Inc. Sr. Sub Notes
  8.37% due 04/01/08 ...................          830          832
 Phsician Sales & Service, Inc.
  8.50% due 10/01/07 ...................        1,305        1,346
 Quest Diagnostic, Inc.
  10.75% due 12/15/06 ..................        1,537        1,691
 Tenet Healthcare Corp. - Sr. Sub. Notes
  8.62% due 01/15/07 ...................        1,930        1,990
  8.12% due 12/01/08 ...................        1,115        1,116
 Vencor, Inc. - Sr. Sub. Notes 144A(a)
  9.87% due 05/01/05 ...................          985          969
                                                           -------
                                                            11,745
Insurance - 2.6%
 Equitable Life Assurance Society USA -
  144A(a)
  6.95% due 12/01/05 ...................        2,750        2,852
 Liberty Mutual Insurance Co. - Notes
  144A(a)
  7.87% due 10/15/26 ...................        1,835        2,056
  8.20% due 05/04/07 ...................        4,630        5,165
 Mass. Mutual Life Insurance Co. -
  Notes 144A(a)
  7.62% due 11/15/23 ...................        4,090        4,630
 NAC Re Corp. - Notes
  8.00% due 06/15/99 ...................        1,560        1,585
 New York Life Insurance Co.
  7.50% due 12/15/23 ...................        5,970        6,136
                                                           -------
                                                            22,424
Leisure and Recreation - 0.6%
 Sun International Hotels, Ltd.
  8.62% due 12/15/07 ...................        1,178        1,216
  9.00% due 03/15/07 ...................        1,100        1,155
 Trump Holdings & Funding - Sr. Notes
  15.50% due 06/15/05 ..................        2,325        2,616
                                                           -------
                                                             4,987
Machinery - 0.1%
 Enterprises Shipholding Corp. - 144A(a)
  8.87% due 05/01/08 ...................        1,295        1,269

Media - Publishing - 0.1%
 Garden State Newspapers, Inc. - Sr. Sub
  Notes
  8.75% due 10/01/09 ...................        1,277        1,296

Media - TV / Radio - 4.1%
 Adelphia Communications Corp.
  8.12% due 07/15/03 ...................        1,330        1,323
 Adelphia Communications Corp. - Sr
  Notes
  9.25% due 10/01/02 ...................        2,460        2,552
 Capstar Broadcasting, Inc. - Sr. Sub.
  Notes
  10.75% due 05/15/06 ..................        2,080        2,298
 CIA Radiocommunicaciones Moviles -
  Bonds 144A(a)
  9.25% due 05/08/08 ...................          364          349
 Clear Channel Communications, Inc. -
  Debs
  7.25% due 10/15/27 ...................        3,345        3,446
 Comcast Corp. - Sr. Sub. Debs
  10.62% due 07/15/12 ..................        2,625        3,347
 Cumulus Media, Inc. - Sr. Sub. Notes
  10.37% due 07/01/08 ..................          980          994
 News America Holdings, Inc. - Debs
  8.25% due 08/10/18 ...................        2,531        2,867
 OpTel, Inc. - 144A(a)
  11.50% due 07/01/08 ..................          920          920
 Rogers Cablesystems - Notes
  9.62% due 08/01/02 ...................        1,385        1,479
  10.00% due 03/15/05 ..................        3,030        3,363
 TCI Communications, Inc. - Debs
  8.75% due 08/01/15 ...................        3,071        3,753
 Time Warner, Inc. - Debs
  9.12% due 01/15/13 ...................        2,493        3,068
 TKR Cable, Inc. - Debs
  10.50% due 10/30/07 ..................        4,132        4,526
                                                           -------
                                                            34,285
Metal Product and Fabrication - 0.2%
 Yanacocha Receivables
  8.40% due 06/15/05 ...................        1,805        1,757

Municipals - 0.4%
 New Hampshire State -
  Taxable Pease Dev. Auth
  7.70% due 07/01/12 ...................        3,000        3,272

Natural Gas Distribution - 1.8%
 Camuzzi Gas - Bonds
  9.25% due 12/15/01 ...................        1,911        1,911
 Michigan Consolidated Gas Co. - 1st
  Mtge.
 5.75% due 05/01/01 ....................       10,000        9,935
 Williams Cos., Inc. - Notes
 7.50% due 09/15/99 ....................        3,000        3,047
                                                           -------
                                                            14,893

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO

                                                Par         Market
             Name of Issuer                    Value        Value
                                               (000's)     (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Oil - Equipment and Services - 0.5%
 Humpuss Funding Corp. - 144A(a)
  7.72% due 12/15/09 ...................      $ 2,191      $ 1,600
 Petroleum-Geo Services ASA
  6.62% due 03/30/08 ...................        2,620        2,625
                                                           -------
                                                             4,225
Oil and Natural Gas Exploration and
 Production - 1.9%
 Coastal Corp. SA - Notes
  8.75% due 05/15/99 ...................        7,250        7,410
 Occidental Petroleum  Corp. - Sr. Debs.
  10.12% due 09/15/09 ..................        3,000        3,849
 Union Pacific Resources Group, Inc.
  7.15% due 05/15/28 ...................        2,075        2,075
 YPF Sociedad Anonima - Sr. Notes
  7.25% due 03/15/03 ...................        2,690        2,614
                                                           -------
                                                            15,948
Paper and Forest Products - 0.6%
 Fort James Corp. - Sr. Notes
  6.50% due 09/15/02 ...................        2,120        2,141
 Repap New Brunswick - Sr. Notes
  10.62% due 04/15/05 ..................          915          924
 S.D. Warren Co. - Sr. Sub. Notes
  12.00% due 12/15/04 ..................        1,825        2,019
                                                           -------
                                                             5,084
Personal and Commercial Lending - 6.5%
 CS First Boston Mortgage Securities
  Corp. - Ser. 1998-C1 A1A
  0.99% due 04/11/30 ...................        3,180        3,204
 Deutsche Mortgage & Asset Receiving
  Corp. - Ser. 1998-C1
  6.86% due 03/15/08 ...................        1,910        1,960
 EQCC Home Equity Loan Trust -
  Ser. 1997-1 A7
  7.12% due 05/15/28 ...................        8,000        8,153
 First Plus Home Loan Trust - Ser
  1997-1 A6
  6.95% due 12/10/15 ...................        2,925        2,952
 GMAC Commercial Mortgage Securities,
  Inc.
  6.56% due 11/15/07 ...................        3,385        3,468
   Inc. - 1997-C1 A2
  6.85% due 09/15/06 ...................        7,325        7,561
 Household International - Notes
  9.60% due 07/19/00 ...................        4,000        4,268
 Midland Funding Corp. II - Debs
  11.75% due 07/23/05 ..................        1,150        1,377
 Money Store Home Equity Trust -
  Ser. 1997-C1 DAF7
  6.48% due 12/15/28 ...................        4,060        4,118
 Residential Accredit Loans, Inc. -
  Ser. 1997-QS4 A3
  7.25% due 05/25/27 ...................        3,335        3,365
 UCFC Home Equity Loan - Ser. 1996-A1 A5
  6.50% due 04/15/16 ...................        7,652        7,703
 UCFC Home Equity Loan - Ser. 1997-A1 A8
  7.22% due 06/15/28 ...................        6,910        7,074
                                                           -------
                                                            55,383
Real Estate Investment Trust - 1.7%
 American Health Prop., Inc. - Notes
  7.50% due 01/15/07 ...................        1,350        1,406
 Amresco Residential Securities - Mtge
  Loan
  6.51% due 08/25/27 ...................        7,885        7,928
 IMC Home Equity Loan Trust -
  Ser. 1998-1 A4
  6.60% due 03/20/25 ...................        3,280        3,309
 TriNet Corp. Realty Trust, Inc. - Notes
  7.30% due 05/15/01 ...................        2,070        2,119
                                                           -------
                                                            14,762
Retail - Food - 0.6%
 McDonald's Corp. - Debs
  7.37% due 07/15/33 ...................        5,000        5,209

Shoe and Apparel Manufacturing - 1.0%
 Tommy Hilfiger USA, Inc.
  6.50% due 06/01/03 ...................        2,290        2,299
 Tropical Sportswear International Corp.
  - 144A(a)
  11.00% due 06/15/08 ..................        1,380        1,383
 Unifi, Inc.
  6.50% due 02/01/08 ...................        2,525        2,497
 Westpoint Stevens, Inc. - Sr. Notes
  144A(a)
  7.87% due 06/15/05 ...................        1,920        1,939
                                                           -------
                                                             8,118
Steel - 0.3%
 Bayou Steel Corp. - 1st Mtge. 144A(a)
  9.50% due 05/15/08 ...................        1,360        1,348
 Ivaco, Inc. - Sr. Notes
  11.50% due 09/15/05 ..................        1,392        1,524
                                                           -------
                                                             2,872
Telecommunication Services - 0.6%
 McleodUSA, Inc. - Sr. Notes 144A(a)
  8.37% due 03/15/08 ...................        1,935        1,940
 Paging Network, Inc. - Sr. Sub. Notes
  10.00% due 10/15/08 ..................        1,475        1,527
 Qwest Communications International,
  Inc. - Sr. Notes
  10.87% due 04/01/07 ..................        1,560        1,788
                                                           -------
                                                             5,255
Telephone - 4.5%
 Chesapeake & Potomac Telephone Co. -
  Debs 6.05% due 05/15/03...............        6,460        6,473

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO
                                                Par          Market
             Name of Issuer                    Value         Value
                                              (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

Telephone - Continued
 Esprit Telecom Group plc - Sr. Notes
  144A(a)
  10.87% due 06/15/08 ..................      $  1,430      $  1,416
 Facilicom International, Inc. -
  Sr. Notes 144A(a)
  10.50% due 01/15/08 ..................         1,586         1,562
 Flag, Ltd. - Sr. Notes 144A(a)
  8.25% due 01/30/08 ...................         2,320         2,343
 GTE Corp. - Debs
  8.75% due 11/01/21 ...................         3,000         3,742
 Metronet Communications Corp.
  12.00% due 08/15/07 ..................         2,320         2,616
 Michigan Bell Telephone Co. - Debs
  7.85% due 01/15/22 ...................         5,000         5,923
 New Jersey Bell Telephone Co. - Debs
  8.00% due 06/01/22 ...................         4,000         4,808
 Nextel Communications, Inc.
  1.00% due 02/15/08 ...................           260           166
 Nextel Communications, Inc. -
  Sr. Discount Notes
  1.00% due 08/15/04 ...................         4,553         4,439
 Nextlink Communications, Inc.
  9.62% due 10/01/07 ...................         1,005         1,030
 Nextlink Communications, Inc. -
  Sr. Notes 144A(a)
  9.00% due 03/15/08 ...................           746           746
 Sprint Corp. - Notes
  8.12% due 07/15/02 ...................         1,000         1,073
 TeleWest plc - Debs
  9.62% due 10/01/06 ...................         1,603         1,689
                                                            --------
                                                              38,026
Transportation Services - 2.9%
 America West Airlines, Inc. - Pass thru
  Certs
  6.93% due 01/02/08 ...................         2,196         2,229
 Continental Airlines - Pass thru Certs
  7.20% due 06/30/04 ...................         3,341         3,433
 Erac USA Finance Co. - 144A(a)
  6.62% due 02/15/05 ...................         3,345         3,314
 Fine Air Services, Inc. - Sr. Sub.
  Notes
  9.87% due 06/01/08 ...................         2,090         2,043
 Northwest Airlines Corp.
  8.37% due 03/15/04 ...................         2,015         2,081
 Northwest Airlines Corp. - Ser. 1996-1
  8.97% due 01/02/15 ...................           225           254
 NWA Trust - Sr. Notes
  9.25% due 06/21/14 ...................         2,445         2,942
 U.S. Air, Inc. - Pass thru Certs. Ser.
  1990-A1
  11.20% due 03/19/05 ..................         1,327         1,541
 Union Pacific Corp. - Notes
  9.65% due 06/01/00 ...................         5,000         5,322
 Wisconsin Central Transportation Corp.
  6.62% due 04/15/08 ...................         1,360         1,351
                                                            --------
                                                              24,510
U.S. Government Agencies - 7.4%
 Federal Home Loan Mortgage Corp.
  6.00% due 10/15/08 ...................         2,515         2,506
  6.00% due 06/15/11 ...................        10,000         9,984
  6.50% due 12/15/23 ...................         2,725         2,768
 Federal National Association
  6.94% due 01/25/22 ...................         1,600         1,662
 Federal National Mortgage Assoc
  7.00% due 12/01/99 ...................         7,820         7,930
 Federal National Mortgage Assoc. -
  Ser. 1998-5 Cl. A
  6.50% due 12/01/99 ...................        11,745        11,697
 Government National Mortgage Assoc
  7.00% due 12/15/99 ...................         3,080         3,129
  8.00% due 02/15/25 ...................         1,059         1,098
  8.00% due 05/15/25 ...................           670           694
  8.00% due 06/15/25 ...................           778           806
  8.00% due 06/15/25 ...................           656           679
  8.00% due 06/15/25 ...................            28            29
  8.00% due 09/15/25 ...................         1,509         1,563
  8.00% due 09/15/25 ...................           672           697
  8.00% due 10/15/25 ...................         1,233         1,278
  8.00% due 01/15/26 ...................           514           533
  8.00% due 01/15/26 ...................           196           203
  8.00% due 01/15/27 ...................         2,234         2,315
  8.00% due 08/15/27 ...................         2,980         3,088
  8.00% due 08/15/27 ...................         4,972         5,152
  8.50% due 09/15/21 ...................         1,220         1,292
  9.00% due 05/15/21 ...................         1,242         1,336
  9.00% due 08/15/21 ...................         1,007         1,082
  9.50% due 06/15/16 ...................           763           827
                                                            --------
                                                              62,168
U.S. Governmental - 22.1%
 U.S. Treasury - Notes/Bonds
  5.75% due 08/15/03 ...................        26,235        26,514
  7.00% due 07/15/06 ...................        19,869        21,698
  7.12% due 02/15/23 ...................        59,142        69,963
  7.50% due 05/15/02 ...................        21,360        22,795
  7.50% due 02/15/05 ...................        19,876        22,000
  7.75% due 11/30/99 ...................         4,717         4,858
  8.00% due 05/15/01 ...................         7,144         7,606
  8.87% due 08/15/17 ...................         8,314        11,334
                                                            --------
                                                             186,768
                                                            --------
            TOTAL PUBLICLY-TRADED BONDS-         95.3%       805,858
WARRANTS
Telecommunications Equipment - 0.0%
 Metronet Communications Corp. -
  CW07 144A(a)
  expires 08/15/07 (Cost $0)............           12            111

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO

                                                Par              Market
             Name of Issuer                    Value             Value
                                              (000's)           (000's)
SHORT-TERM INVESTMENTS - 6.0%

 Investment in joint trading account
  (Note B)
  5.88% due 07/01/98  .................       $47,893           $ 47,901
                                              -------           --------
                      TOTAL INVESTMENTS-      101.3 %            853,870
    Payables, less Cash and Receivables-       (1.3)%             (8,697)
                                              -------           --------
                         NET ASSETS-          100.0 %           $845,173
                                              =======           ========

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, securities aggregated $64,057 or 7.6% of the net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO


                                                                Market
               Name of Issuer                      Shares        Value
                                                                (000's)
COMMON STOCK

Argentina - 3.7%
 Banco de Galicia y Buenos Aires SA de CV
  (BANK) ....................................        9,300      $   170
 Telefonica de Argentina SA (OILX) ..........        4,000          130
                                                                -------
                                                                    300
Brazil - 22.4%
 Centrais Electricas Brasileiras S.A. -
  ADR (UTIE) ................................       18,600          269
 Centrais Geradoras do Sul do Brasil S.A. -
  ADR (UTIE) ................................        1,860           13
 Companhia Energetica de Minas Gerais - ADR
  (UTIE) ....................................       15,048          399
 Petroleo Brasileiro S.A. (OILX) ............       11,100          206
 Telecomunicacoes Brasileiras S.A. -
  ADR (UTIT) ................................        8,650          945
                                                                -------
                                                                  1,832
Chili - 0.2%
 LAN Chile - ADR (TRAN) .....................        2,000           16

China - 1.2%
 Yanzhou Coal Mining Co., Ltd. -
  ADR (META) ................................       10,400          101

Egypt - 3.6%
 Al-Ahram Beverage Co. S. A. E -
  GDR (FOOD) ................................        9,300          296

Hong Kong - 3.4%
 China Telecom (Hong Kong), Ltd. -
  ADR (TELS) ................................        3,900          135
 CLP Holdings, Ltd. - ADR (UTIE) ............       31,000          141
                                                                -------
                                                                    276
India - 5.1%
 Bajaj Auto, Ltd. (AUTO) ....................        7,600          103
 BSES, Ltd. (UTIE) ..........................        9,000          100
 State Bank of India (BANK) .................        7,600           90
 Videsh Sanchar Nigam, Ltd. (TELS) ..........       11,700          125
                                                                -------
                                                                    418
Israel - 4.0%
 Bank Leumi Le-Israel (UTIE) ................       62,800          125
 ECI Telecommunications, Ltd. (MEDI) ........        5,300          201
                                                                -------
                                                                    326
Mexico - 3.4%
 Corporacion Interamericana de
  Entretenimiento SA (LEIS) .................       15,000           42
 Grupo Radio Centro S.A. de C.V. - (MEDI) ...        7,500           83
 Telefonos de Mexico SA - ADR (UTIT) ........        3,200          154
                                                                -------
                                                                    279
Panama - 1.0%
 Panamerican Beverages, Inc. - Cl. A
  (FOOD) ....................................        2,500           79

Philippines - 0.7%
 Philippine Long District Telephone Co.
  (UTIT) ....................................        2,700           61

Poland - 0.9%
 Prokom Software - GDR (SOFT) ...............        4,100           74

Portugal - 5.7%
 Brisa-Auto Estradas de Portugal, S.A.
  (MEDI) ....................................        7,100          304
 Companhia de Seguros Tranquilidade
  (INSU) ....................................        6,100          165
                                                                -------
                                                                    469
Russia - 3.1%
 Chelyabinksvyazinform - ADR (TELS) .........       14,900           89
 Irkutskenergo - (UTIE) .....................       22,700          111
 LUKoil Holding - ADR (OILX) ................        1,500           50
                                                                -------
                                                                    250
South Africa - 15.4%
 Barlow, Ltd. (DIOP) ........................       35,800          189
 De Beers Centenary AG (UTIE) ...............       15,750          277
 JCI Ltd. (FINL) ............................       57,900          301
 Liberty Life Association of Africa, Ltd.
  (INSU) ....................................       10,300          201
 Molope Foods, Ltd. (FOOD) ..................      160,000          191
 NBS Boland Group, Ltd. (MEDI) ..............       77,000          100
                                                                -------
                                                                  1,259
South Korea - 2.6%
 L.G. Chemicals, Ltd. (CHEM) ................        5,000           28
 LG Semiconductor Co. (MEDI) ................        7,200           57
 Shinhan Bank (BANK) ........................       21,000           70
 Sindo Ricoh (COMM) .........................        2,000           54
                                                                -------
                                                                    209
Taiwan - 5.1%
 R.O.C. Taiwan Fund (FUND) ..................        6,500           44
 Standard Foods Taiwan, Ltd. (OILX) .........        6,300           73
 Synnex Technology International Corp.
  (COMP) ....................................        6,100          105
 Taiwan Semiconductor Manufacturing Co., Ltd.
  - ADR (FUND) ..............................        5,750           97
 Yageo Corp. (ETRN) .........................       11,700           97
                                                                -------
                                                                    416
Thailand - 1.7%
 BEC World Public Co., Ltd. (MEDI) ..........       16,000           61
 Industrial Finance Corp. of Thailand Ltd.
  (FINL) ....................................      205,000           42
 PTT Exploration and Production Public Co.,
  Ltd. (OILX) ...............................        4,700           36
                                                                -------
                                                                    139

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO

                                                                    Market
               Name of Issuer                       Shares           Value
                                                                    (000's)
COMMON STOCK - CONTINUED

Turkey - 8.4%
 Dogan Sirketler Grubu Holding A.S.
  (MEDI) ......................................    2,400,000       $     146
 Haci Omer Sabanci Holding AG (FUND) ..........    3,950,000             245
 Tukiye Is Bankasi (Isbank) - Cl. C (BANK) ....    2,450,000              99
 Yapi ve Kredi Bankasi A.S. (BANK) ............    7,800,000             199
                                                                   ---------
                                                                         689
United States - 1.1%
 Ceske Radiokomunikace - GDR (MEDI) ...........        4,260              91

Venezuela - 0.6%
 Compania Anonima Nacional Telefonos de
  Venezuela - ADR* (TELS) .....................        1,800              45
                                                                   ---------
                          TOTAL COMMON STOCK-          93.3%           7,625
Warrants

Philippines - 0.7%
 Jollibee Foods, Corp. (RETF)
  expires 03/24/03 (Cost $77) .................      175,000              54


                                                     Par
                                                    Value
                                                   (000's)

SHORT-TERM INVESTMENTS - 6.0%
 Investment in joint trading account (Note B)
  5.88% due 07/01/98 ..........................   $      494             494
                                                  ----------       ---------
                           TOTAL INVESTMENTS-         100.0%           8,173
                                                  ----------       ---------
                                  NET ASSETS-         100.0%       $   8,173
                                                  ==========       =========


ADR-American Depository Receipt
* Non-income producing security.
See notes to financial statement.


SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                        Market        %
        Industry                            Industry    Value     Long-Term
                                          Abbreviation (000's)   Investments
Telephone ...............................    UTIT      $1,291        16.8%
Electric Power ..........................    UTIE       1,032        13.4%
Banks ...................................    BANK         853        11.1%
Food, Beverage, and
 Tobacco ................................    FOOD         694         9.0%
Telecommunication
 Services ...............................    TELS         394         5.1%
Brokerage and Investment
 Management .............................    FUND         386         5.0%
Insurance ...............................    INSU         366         4.8%
Financial Services ......................    FINL         343         4.5%
Diversified Operations ..................    DIOP         335         4.4%
Transportation Services .................    TRAN         320         4.2%
Oil and Natural Gas
 Exploration and
 Production .............................    OILX         292         3.8%
Precious
 Metals/Gems/Stones .....................    PMET         277         3.6%
Media - TV / Radio ......................    MEDI         235         3.1%
Telecommunication
 Equipment ..............................    TELE         201         2.6%
Computer Equipment ......................    COMP         162         2.1%
Automobile ..............................    AUTO         103         1.3%
Metals and Mining .......................    META         101         1.3%
Electronic Products and
 Services ...............................    ETRN          97         1.3%
Computer Software .......................    SOFT          73         1.0%
Commercial Services .....................    COMM          54         0.7%
Leisure and Recreation ..................    LEIS          42         0.5%
Chemicals ...............................    CHEM          28         0.4%
                                                       ------       -----
                                                       $7,679       100.0%
                                                       ======       =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO


                                                                      Market
                Name of Issuer                        Shares           Value
                                                                      (000's)
Australia - 1.9%
 Brambles Industries, Ltd. (DIOP) ...........           7,200        $    142
 Broken Hill Proprietary Co., Ltd. (DIOP) ...          53,600             454
 Coca-Cola Amatil, Ltd. (FOOD) ..............          23,200             156
 Coles Myer, Ltd. (RETS) ....................          33,600             132
 CRA, Ltd. (PMET) ...........................          12,700             151
 CSR, Ltd. (CONS) ...........................          52,000             151
 Foster's Brewing Group, Ltd. (FOOD) ........          70,100             165
 Lend Lease Corp. (FINL) ....................           7,300             148
 National Australia Bank, Ltd. (BANK) .......          31,400             415
 News Corp., Ltd. (MEDI) ....................          41,600             340
 Normandy Mining, Ltd. (PMET) ...............          59,800              49
 Orica, Ltd. (DIOP) .........................          19,600             116
 Pioneer International, Ltd. (CONS) .........          41,900             100
 Santos, Ltd. (OILX) ........................          38,000             118
 Telstra Corp., Ltd.* (TELS) ................         124,200             319
 Westpac Banking Corp., Ltd. (BANK) .........          45,200             276
 WMC, Ltd. (DIOP) ...........................          36,300             110
                                                                     --------
                                                                        3,342
Austria - 1.6%
 Austrian Airlines (TRAN) ...................           3,550             117
 Bank Austria AG (BANK) .....................           7,150             582
 BBAG Oesterreichische Brau
  Beteiligungs AG (FOOD) ....................           1,950             115
 Bohler-Uddeholm AG (STEE) ..................           1,500              99
 EA-Generali AG (INSU) ......................             750             221
 Flughafen Wien AG (TRAN) ...................           2,900             139
 Mayr-Melnhof Karton Ag (PAPR) ..............           1,800             118
 Oesterreichische  Elektrizitaetswirtschafts
  AG (UTIE) .................................           3,400             407
 OMV AG (OILX) ..............................           3,000             402
 RHI AG (DIOP) ..............................           2,650             129
 VA Technologie AG (ENGI) ...................           1,700             212
 Wienerberger Baustoffindustrie AG
  (CONS) ....................................           1,100             266
                                                                     --------
                                                                        2,807
Belgium - 2.1%
 Barco N.V. (DIOP) ..........................             559             156
 Bekaert N.V. (METP) ........................             139             116
 Cimenteries CBR Cementbedrijven
  (CONS) ....................................           1,574             177
 Colruyt NV (RETF) ..........................             187             147
 D' Ieteren SA (AUTO) .......................             290             136
 Delhaize "Le Lion" SA (RETF) ...............           2,255             158
 Electrabel SA (UTIE) .......................           1,136             322
 Fortis AG (INSU) ...........................           2,092             534
 Fortis AG - Strip WPR* (INSU) ..............           1,047
 Groupe Bruxelles Lambert SA (FUND) .........           1,094             221
 KBC Bankverzekeringgs (BANK) ...............           3,540             317
 N.V. Union Miniere SA* (META) ..............           1,461              90
 Petrofina SA (OILX) ........................             802             329
 Solvay SA (FINL) ...........................           2,815             223
 Tractebel (UTIE) ...........................           2,341             343
 UCB SA (HEAL) ..............................              48             249
                                                                     --------
                                                                        3,663
Denmark - 1.5%
 D/S 1912 - Cl. B (METP) ....................              40             343
 D/S Svendborg - Cl. B (METP) ...............              25             306
 Danisco A/S (FOOD) .........................           2,450             165
 Den Danske Bank (BANK) .....................           3,850             462
 FLS Industries A/S - Cl. B (CONS) ..........           4,100             104
 Iss International Service System A/S - Cl. B
  (COMM) ....................................           1,950             114
 Novo-Nordisk A/S - Cl. B (HEAL) ............           3,450             476
 Tele Danmark A/S (TELS) ....................           5,850             562
 Unidanmark A/S - Cl. A (BANK) ..............           2,300             207
                                                                     --------
                                                                        2,739
Finland - 1.4%
 Instrumentarium Group - Cl. A (HEAL) .......           1,100              70
 Kemira Oyj (CHEM) ..........................           9,700             100
 Kesko Oyj (RETS) ...........................           6,100              96
 Kone Corp. - Cl. B (MACH) ..................             600              84
 Merita, Ltd. - Cl. A (BANK) ................          35,700             236
 Nokia Oyj - Cl. A (TELE) ...................           3,000             221
 Outokumpu Oyj (META) .......................           7,500              96
 Oyj Nokia - K Shares (TELE) ................          14,200           1,045
 Pohjola Group Insurance Co. - Cl. A (INSU) .           1,200              59
 Pohjola Group Insurance Co. - Cl. B (INSU) .           1,300              65
 Sampo Insurance Co. plc (INSU) .............           2,900             138
 UPM-Kymmene Corp.* (PAPR) ..................          11,000             303
                                                                     --------
                                                                        2,513
France - 13.3%
 Accor SA (LEIS) ............................           1,300             364
 Air Liquide (CHEM) .........................           2,700             447
 Alcatel Alsthom (TELE) .....................           6,100           1,242
 AXA SA (INSU) ..............................          12,110           1,362
 Banque Nationale de Paris (BANK) ...........           7,800             637
 Banque Paribas (BANK) ......................           5,800             621
 Bouygues SA (CONS) .........................           1,100             200
 Canal Plus (MEDI) ..........................           1,150             215
 Capital Gemini SA (COMM) ...................           1,622             255
 Carrefour SA (RETF) ........................           1,350             854
 Casino Guichard-Perrachon SA (RETF) ........           2,900             232
 Club Mediterranee SA (LEIS) ................           1,000              86
 Compagnie de St. Gobain - ADR (CONS) .......           3,150             584
 Vivendi (DIOP) .............................           4,600             982
 Comptoirs Modernes (RETF) ..................             275             143
 Elf Aquitaine (OILX) .......................           9,893           1,391
 Eridania Beghin-Say SA (FOOD) ..............           1,050             232
 Essilor International SA (HEAL) ............             450             190
 France Telecom* (TELS) .....................          29,097           2,007
 Group Danone* (FOOD) .......................           2,450             675
 Havas SA (MEDI) ............................           3,050             259

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                       Market
                Name of Issuer                         Shares           Value
                                                                       (000's)
COMMON STOCK - Continued

France - Continued
 Imetal SA (CONS) ............................             950       $     131
 L'Oreal (HNBA) ..............................           2,312           1,286
 Lafarge SA (CONS) ...........................           3,750             388
 Lagardere S.C.A. (DIOP) .....................           4,800             200
 Legrand SA (ELEQ) ...........................           1,200             318
 Lyonnaise des Eaux SA (DIOP) ................           4,100             675
 Michelin (PART) .............................           5,450             315
 Moet Hennessy-Louis Vuitton (FOOD) ..........           3,329             666
 Pathe SA* (MEDI) ............................             450              88
 Pernod Ricard (FOOD) ........................           2,550             177
 Pinault-Printemps-Redoute SA (RETS) .........             850             711
 Promodes (RETF) .............................             700             388
 PSA Peugeot (AUTO) ..........................           1,900             408
 Rhone-Poulenc SA (RETF) .....................          12,872             726
 Sagem SA (ETRN) .............................             200             156
 Sanofi SA (HEAL) ............................           3,750             441
 Schneider SA (MACH) .........................           6,150             490
 SEITA (FOOD) ................................           2,750             125
 Sidel SA (MACH) .............................           1,650             120
 Societe BIC SA (COMM) .......................           2,450             174
 Societe Eurafrance SA (FINL) ................             250             157
 Societe Generale de Paris (BANK) ............           3,400             707
 Thomson CFS (ETRN) ..........................           4,250             162
 Total SA - Cl. B (OILX) .....................           8,450           1,098
 Unibail (REAL) ..............................             700              90
 Usinor SA (STEE) ............................           9,950             154
 Valeo SA (PART) .............................           2,800             286
                                                                     ---------
                                                                        23,615
Germany - 19.3%
 Adidas-Salomon AG (APPA) ....................           2,120             370
 AGIV AG (MACH) ..............................           3,100              86
 Allianz AG - Reg (FOOD) .....................          10,530           3,512
 AMB Aachener & Muenchener Beteiligungs AG
  (INSU)  ....................................           1,930             226
 Axa Colonia Konzern AG (INSU) ...............           1,320             164
 BASF AG (CHEM) ..............................          28,060           1,334
 Bayer AG (CHEM) .............................          32,380           1,677
 Bayerische Hypotheken-und Wechsel-Bank AG
  (BANK)  ....................................          12,520             794
 Bayerische Vereinsbank AG (BANK) ............          13,820           1,172
 Beiersdorf AG (HNBA) ........................           4,420             282
 Bilfinger & Berger Bau AG (CONS) ............           2,960             102
 Buderus AG (DIOP) ...........................             260             130
 Continental AG (PART) .......................           6,700             211
 Daimler-Benz AG (AUTO) ......................          24,320           2,394
 Degussa AG (CHEM) ...........................           5,060             324
 Deutsche Bank AG (BANK) .....................          23,600           1,997
 Deutsche Telekom AG* (TELS) .................         101,490           2,780
 Douglas Holding AG (HNBA) ...................           2,490             133
 Dresdner Bank AG (BANK) .....................          21,760           1,176
 Dyckerhoff AG (CONS) ........................             260             102
 FAG Kugelfischer Georg Schaefer
  AG (DIOP) ..................................           5,680              85
 Friedrich Grohe AG (CONS) ...................             400             135
 Heidelberg Zement (CONS) ....................           2,730             259
 Hochtief AG (CONS) ..........................           3,810             183
 Karstadt AG (RETS) ..........................             470             229
 Linde AG (ENGI) .............................             430             296
 Lufthansa AG (TRAN) .........................          18,180             458
 M.A.N. AG (DIOP) ............................             590             230
 Mannesmann AG (MACH) ........................          17,200           1,769
 Merck KGaA (HEAL) ...........................           8,410             377
 Metro AG* (RETS) ............................          10,350             626
 Muenchener Rueckversicherungs-Gesellschaft AG
  - Reg (INSU) ...............................           3,660           1,818
 Preussag AG (DIOP) ..........................             790             283
 RWE AG (OILX) ...............................          14,450             856
 SAP AG (SOFT) ...............................           2,720           1,651
 Schering AG (HEAL) ..........................           3,280             386
 SGL Carbon AG (CHEM) ........................           1,190             139
 Siemens AG (DIOP) ...........................          25,760           1,573
 Thyssen AG (DIOP) ...........................           1,510             384
 VEBA AG (DIOP) ..............................          21,880           1,472
 Viag AG (DIOP) ..............................           1,170             806
 Volkswagen AG (AUTO) ........................           1,410           1,363
                                                                     ---------
                                                                        34,344
Hong Kong - 0.8%
 Cheung Kong (Holdings), Ltd. (READ) .........          29,000             143
 CLP Holdings, Ltd. (UTIE) ...................          20,000              91
 Hang Seng Bank, Ltd. (BANK) .................          16,000              90
 Hong Kong Telecommunications, Ltd.
  (TELS) .....................................          95,000             178
 HSBC Holdings plc (BANK) ....................          23,600             577
 Hutchison Whampoa, Ltd. (COMM) ..............          34,000             180
 Sun Hung Kai Properties, Ltd. (REIT) ........          32,000             136
                                                                     ---------
                                                                         1,395
Ireland - 0.7%
 Allied Irish Banks plc (BANK) ...............          26,800             387
 CRH plc (CONS) ..............................          13,300             189
 Greencore Group plc (FOOD) ..................          26,000             142
 Independent Newspapers, Ltd. (MEDP) .........          14,100              76
 Irish Life plc (INSU) .......................          15,700             145
 Jefferson Smurfit Group plc (CONT) ..........          41,800             124
 Kerry Group plc (FOOD) ......................           8,400             116
                                                                     ---------
                                                                         1,179
Italy - 12.2%
 Assicurazioni Generali (INSU) ...............          65,500           2,131
 Assitalia-Le Assicurzioni d'Italia (INSU) ...          63,865             404
 Banca Commerciale Italiana (BANK) ...........         120,800             723
 Banca Intesa SpA (DIOP) .....................         103,800             581
 Banca Intesa SpA - RNC (BANK) ...............          45,400             134
 Banca Populare di Milano (BANK) .............          21,100             168
 Benetton Group SpA (APPA) ...................         135,000             280
 Bulgari SpA (RETS) ..........................          18,900              99

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                      Market
                Name of Issuer                        Shares           Value
                                                                      (000's)
COMMON STOCK - Continued

Italy - Continued
 Burgo (Cartiere) SpA (PAPR) ................          13,700        $    110
 Credito Italiano SpA (BANK) ................         191,600           1,003
 Edison SpA (ENER) ..........................          43,600             350
 Ente Nazionale Idrocarburi SpA (OILS) ......         522,800           3,428
 Falck Acciaierie & Ferriere Lombarde
  (STEE) ....................................           9,600              58
 Fiat SpA (AUTO) ............................         247,400           1,083
 Fiat SpA - RNC (AUTO) ......................          57,200             142
 Istituto Bancario San Paolo di Torino
  (MEDP) ....................................          54,000             780
 Istituto Mobiliare Italiano SpA (FINL) .....          40,300             635
 Istituto Nazionale delle Assicurazioni
  (INSU) ....................................         261,600             744
 Italcementi SpA (CONS) .....................          13,300             120
 Italgas SpA (UTIG) .........................          50,300             205
 La Rinascente SpA (CONS) ...................          16,500             164
 Magneti Marelli (PART) .....................          36,900              81
 Marzotto & Figli SpA (APPA) ................           7,500             114
 Mediaset SpA (MEDI) ........................          78,700             503
 Mediobanca SpA (FUND) ......................          31,500             400
 Mondadori (Arnoldo) Editore SpA (MEDP) .....          10,900             129
 Montedison SpA* (CHEM) .....................         339,500             421
 Olivetti SpA (COMM) ........................         188,400             280
 Parmalat Finanziaria SpA (FOOD) ............         107,600             220
 Pirelli SpA (DIOP) .........................         126,100             394
 Riunione Adriatica di Sicorta SpA (INSU) ...          28,400             370
 Riunione Adriatica di Sicorta SpA -
  RNC (FUND) ................................          12,600             113
 Sirti SpA (TELE) ...........................          24,600             134
 SNIA BPD SpA (CHEM) ........................          68,300              84
 Societa Assicuratrice Industriale (INSU) ...          10,600             135
 Telecom Italia Mobile (TIM) SpA (TELS) .....         440,100           2,692
 Telecom Italia Mobile SpA - RNC (TELS) .....         100,700             340
 Telecom Italia SpA* (TELS) .................         241,500           1,779
 Telecom Italia SpA - RNC (TELS) ............          57,300             278
                                                                     --------
                                                                       21,809
Japan - 17.5%
 Acom Co., Ltd. (LEND) ......................           4,000             191
 Advantest (ETRN) ...........................           2,200             119
 Ajinomoto Co., Inc. (FOOD) .................          18,000             158
 Alps Electric Co. (ETRN) ...................           9,000             107
 Asahi Bank Ltd. (BANK) .....................          53,000             234
 Asahi Breweries Ltd. (FOOD) ................          13,000             165
 Asahi Chemical Industry Co., Ltd. (CHEM) ...          44,000             159
 Asahi Glass Co., Ltd. (APPL) ...............          34,000             184
 Bank of Tokyo-Mitsubishi (BANK) ............         100,000           1,062
 Bank of Yokohama, Ltd. (BANK) ..............          39,000              96
 Canon, Inc. (COMM) .........................          20,000             456
 Casio Computer Co. (ETRN) ..................          13,000             121
 Chiba Bank, Ltd. (BANK) ....................          23,000              80
 Cosmo Oil Co., Ltd. (OILE) .................          49,000              89
 Credit Saison Co., Ltd. (FINL) .............           4,600              92
 Dai Nippon Printng Co., Ltd. (COMM) ........          17,000             272
 Daiei, Inc. (RETS) .........................          22,000              52
 Daiichi Pharmaceutical Co., Ltd. (HEAL) ....          10,000             132
 Dainippon Ink & Chemicals, Inc. (CHEM) .....          30,000              92
 Daiwa House Industry Co., Ltd. (HOUS) ......          17,000             151
 Daiwa Securities Co., Ltd. (FUND) ..........          37,000             160
 East Japan Railway Co. (TRAN) ..............              84             396
 Eisai Co. Ltd. (HEAL) ......................           9,000             123
 Fanuc, Ltd. (ELEQ) .........................           6,000             208
 Fuji Bank, Ltd. (BANK) .....................          69,000             309
 Fuji Photo Film (LEIS) .....................          11,000             384
 Fujitsu, Ltd. (ELEQ) .......................          42,000             444
 Furukawa Electric Co. (TELE) ...............          58,000             196
 Hitachi, Ltd. (ETRN) .......................          70,000             458
 Honda Motor Co. (AUTO) .....................          21,000             750
 Hoya Corp. (ETRN) ..........................           3,000              85
 Industrial Bank of Japan (BANK) ............          63,000             396
 Isetan Co., Ltd. (RETS) ....................           7,000              59
 Ito-Yokado Co., Ltd. (RETS) ................           9,000             425
 Itochu Corp. (DIOP) ........................          36,000              78
 Japan Airlines Co., Ltd. (TRAN) ............          47,000             131
 Japan Energy Corp. (OILX) ..................         103,000             110
 Joyo Bank, Ltd. (BANK) .....................          29,000             107
 JUSCO Co., Ltd.* (RETS) ....................           8,000             147
 Kajima Corp. (CONS) ........................          35,000              96
 Kansai Electric Power Co., Inc. (UTIE) .....          18,000             314
 KAO Corp. (HNBA) ...........................          15,000             232
 Kawasaki Heavy Industry, Ltd. (DIOP) .......          48,000              97
 Kawasaki Steel Corp. (STEE) ................          82,000             148
 Kinden Corp. (ENGI) ........................           9,000             109
 Kinki Nippon Railway (TRAN) ................          43,000             202
 Kirin Brewery Co. (FOOD) ...................          25,000             237
 Komatsu, Ltd. (MACH) .......................          30,000             146
 Kubota Corp. (MACH) ........................          54,000             125
 Kyocera Corp. (ETRN) .......................           5,000             245
 Marubeni Corp. (DIOP) ......................          41,000              82
 Marui Co., Ltd. (RETS) .....................          10,000             150
 Matsushita Electric Industrial Co. (ETRN) ..          45,000             726
 Minebea Co., Ltd. (ETRN) ...................          14,000             140
 Mitsubishi Chemical Corp. (CHEM) ...........          61,000             111
 Mitsubishi Corp. (DIOP) ....................          32,000             199
 Mitsubishi Electric Corp. (ETRN) ...........          61,000             141
 Mitsubishi Estate Co., Ltd. (REAL) .........          28,000             247
 Mitsubishi Heavy Industries, Ltd. (MACH) ...          78,000             296
 Mitsubishi Materials Corp. (PMET) ..........          50,000             102
 Mitsubishi Trust & Banking Corp. (BANK) ....          34,000             290
 Mitsui & Co., Ltd. (DIOP) ..................          31,000             168
 Mitsui Fudosan (REAL) ......................          22,000             174
 Mitsui Marine & Fire Insurance Co.,
  Ltd. (INSU) ...............................          25,000             126
 Mitsui Trust & Banking Co., Ltd. (BANK) ....          38,000              90
 Murata Manufacturing Co., Ltd. (ETRN) ......           6,000             195
 NEC Corp. (COMP) ...........................          36,000             337
 Nikon Corp. (LEIS) .........................          11,000              79
 Nippon Express Co., Ltd. (TRAN) ............          29,000             156

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
-----------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                      Market
                 Name of Issuer                       Shares           Value
                                                                      (000's)
COMMON STOCK - Continued

Japan - Continued
 Nippon Fire & Marine Insurance Co.,
  Ltd. (INSU) ...............................          20,000        $     82
 Nippon Oil Co., Ltd. (OILX) ................          39,000             126
 Nippon Paper Industries Co. (PAPR) .........          25,000             105
 Nippon Steel Co. (STEE) ....................         144,000             254
 Nippon Telegraph & Telephone Corp.
  (UTIT) ....................................             276           2,296
 Nippon Yusen Kabushiki Kaisha (TRAN) .......          42,000             143
 Nippondenso Co., Ltd. (ETRN) ...............          19,000             316
 Nissan Motor Acceptance Corp. (FINL) .......          64,000             202
 Nkk Corp. (STEE) ...........................          98,000              94
 Nomura Securities Co., Ltd. (FUND) .........          43,000             502
 NSK, Ltd. (META) ...........................          28,000             114
 Obayashi Corp. (CONS) ......................          22,000              94
 Oji Paper Co. (PAPR) .......................          27,000             118
 Omron Corp. (ETRN) .........................           8,000             123
 Onward Kashiyama Co., Ltd. (APPA) ..........          10,000             125
 Orix Corp. (FINL) ..........................           2,000             136
 Osaka Gas Co. (UTIG) .......................          71,000             183
 Pioneer Electronic Corp. (ETRN) ............           8,000             153
 Rohm Co., Ltd. (ETRN) ......................           3,000             309
 Sakura Bank, Ltd. (BANK) ...................          94,000             245
 Sankyo Co., Ltd. (HEAL) ....................          10,000             229
 Sanyo Electric Co. (ETRN) ..................          56,000             170
 Secom Co. (ETRN) ...........................           3,000             174
 Sekisui Chemical Co. (CHEM) ................          18,000              92
 Sekisui House, Ltd. (CONS) .................          22,000             171
 Sharp Corp. (ETRN) .........................          33,000             268
 SHIMANO, Inc. (LEIS) .......................           4,000             102
 Shimizu Corp. (CONS) .......................          31,000              90
 Shin-Etsu Chemical Co. (CHEM) ..............          10,000             174
 Shiseido Co., Ltd. (HNBA) ..................          13,000             148
 Shizuoka Bank, Ltd. (BANK) .................          19,000             205
 SMC Corp. (MACH) ...........................           1,800             137
 Sony Corp. (ETRN) ..........................           9,000             778
 Sumitomo Bank (BANK) .......................          72,000             703
 Sumitomo Chemical Co. (CHEM) ...............          43,000             133
 Sumitomo Corp. (DIOP) ......................          25,000             121
 Sumitomo Electric Industries (TELE) ........          20,000             203
 Sumitomo Marine & Fire Insurance Co.,
  Ltd. (INSU) ...............................          21,000             118
 Sumitomo Metal Industries (STEE) ...........          81,000             131
 Sumitomo Metal Mining Co. (PMET) ...........          21,000              86
 Taisho Pharmaceutical Co., Ltd. (HEAL) .....           9,000             169
 Takashimaya Co. (RETS) .....................          11,000              83
 Takeda Chemical Industries (HEAL) ..........          18,000             480
 Teijin, Ltd. (APPA) ........................          37,000             112
 Tobu Railway Co., Ltd. (TRAN) ..............          51,000             135
 Toho Co., Ltd. (MEDI) ......................           1,000             106
 Tohoku Electric Power (UTIE) ...............          13,000             192
 Tokai Bank Ltd. (BANK) .....................          53,000             293
 Tokio Marine & Fire Insurance Co. (INSU) ...          32,000             330
 Tokyo Electric Power (UTIE) ................          26,000             511
 Tokyo Electron, Ltd. (ETRN) ................           4,000             123
 Tokyo Gas Co. (OILX) .......................          76,000             170
 Tokyu Corp. (TRAN) .........................          56,000             171
 Toppan Printing Co. (CNSU) .................          17,000             182
 Toray Industries, Inc. (APPA) ..............          37,000             193
 Tostem Corp. (CONS) ........................           8,000             104
 Toto, Ltd. (APPL) ..........................          15,000              91
 Toyo Seikan Kaisha, Ltd. (CONT) ............           7,000              86
 Toyoda Automatic Loom Works,
  Ltd. (MACH) ...............................           9,000             160
 Toyota Motor Corp. (AUTO) ..................          80,000           2,077
 Uni-Charm Corp. (PAPR) .....................           3,000             112
 UNY Co., Ltd. (RETS) .......................           6,000              98
 Wacoal Corp. (APPA) ........................          12,000             122
 Yamaha Corp. (LEIS) ........................          11,000             107
 Yamanouchi Pharmaceutical Co.,
  Ltd. (HEAL) ...............................           9,000             188
 Yamato Transport Co., Ltd. (TRAN) ..........          14,000             157
                                                                     --------
                                                                       31,243
Malaysia - 0.1%
 Magnum Corp. Berhad (LEIS) .................         153,000              57
 Malayan Banking Berhad (BANK) ..............          35,600              36
 Malayan Banking Berhad (BANK) ..............          35,600              36
 RHB Capital Berhad (BANK) ..................         171,000              69
 Telekom Malaysia Berhad (TELS) .............          35,000              59
                                                                     --------
                                                                          257
Netherlands - 2.8%
 ABN Amro Holding NV (BANK) .................          19,500             457
 Akzo Nobel NV (CHEM) .......................           1,100             245
 Elsevier NV (MEDP) .........................          10,500             159
 Heineken NV (FOOD) .........................           4,375             172
 ING Groep NV (BANK) ........................          10,900             714
 Koninklijke Ahold NV (RETL) ................           7,500             241
 Koninklijke KPN NV (UTIT) ..................           7,050             272
 Philips Electronics NV (ETRN) ..............           5,200             437
 Royal Dutch Petroleum Co. (OILS) ...........          24,950           1,384
 TNT Post Group NV (TRAN) ...................           7,050             180
 Unilever NV (CNSU) .........................           7,750             615
 Wolters Kluwer NV (MEDP) ...................           1,100             151
                                                                     --------
                                                                        5,027
New Zealand - 0.3%
 Brierley Investments, Ltd. (LEIS) ..........         269,100             134
 Carter Holt Harvey, Ltd. (PAPR) ............          99,400              87
 Telecom Corp. of New Zealand (TELS) ........          58,200             241
                                                                     --------
                                                                          462
Norway - 0.9%
 Christiania Bank Og Kreditkasse (BANK) .....          28,440             119
 Den Norske Bank (LEIS) .....................          28,960             152
 Dyno Industrier ASA (COMM) .................           5,120              91
 Kvaerner plc (CONS) ........................           2,040              69
 Leif Hoegh & Co. ASA (TRAN) ................           7,440             109

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO
                                                                     Market
                Name of Issuer                       Shares           Value
                                                                     (000's)
COMMON STOCK - Continued
Norway - Continued
 Merkantildata ASA (SOFT) ...................          2,494       $     32
 Norsk Hydro ASA (DIOP) .....................          9,340            411
 Orkla ASA (DIOP) ...........................          6,720            156
 Petroleum Geo-Services (OILE) ..............          3,520            110
 SAS Norge ASA - Cl. B (LEIS) ...............          3,680             63
 Schibsted ASA (MEDP) .......................          4,160             70
 Storebrand ASA (INSU) ......................         13,040            116
 Tomra Systems ASA (POLL) ...................          2,520             76
                                                                   --------
                                                                      1,574
Singapore - 0.2%
 City Developments, Ltd. (READ) .............         23,000             65
 Keppel Corp., Ltd.* - Cl. A (DIOP) .........         52,000             78
 Oversea-Chinese Bank Corp.,
  Ltd. - Cl. A (BANK) .......................         24,638             84
 Singapore Telecommunications, Ltd. .........
  (TELS) ....................................         87,000            124
 United Overseas Bank, Ltd. (BANK) ..........         33,000            103
                                                                   --------
                                                                        454
Spain - 5.2%
 Acerinox SA (STEE) .........................            600             80
 Autopistas Concesionaria Espanola SA
  (TRAN) ....................................         13,200            204
 Autopistas Concesionaria Espanola SA
  (TRAN) ....................................         13,200             10
 Banco Bilbao Vizcaya SA (BANK) .............         26,400          1,355
 Banco Santander SA (BANK) ..................         41,800          1,070
 Bco Central Hispan (BANK) ..................         15,000            472
 Corporacion Bancaria de Espana SA
  (BANK) ....................................         20,400            458
 Corporacion Financiera Alba, SA (TRAN) .....          1,000            110
 Corporacion Mapfre Sa (INSU) ...............          3,400            119
 Dragados & Construcciones, SA (CONS) .......          5,100            163
 Empresa Nacional de Electricidad SA
  (UTIE) ....................................         41,700            912
 Fomento de Construcciones y Contratas SA
  (INSU) ....................................          3,000            155
 Gas Natural SDG SA (UTIG) ..................          6,100            441
 Iberdrola SA (UTIE) ........................         36,100            586
 Repsol SA (OILX) ...........................         12,700            700
 Sociedad General de Aguas de Barcelona SA
  (FOOD) ....................................          2,800            156
 Telefonica de Espana (UTIT) ................         41,400          1,914
 Union Electrica Fenosa, SA (UTIE) ..........         14,000            180
 Vallehermoso SA (READ) .....................          2,900            107
 Zardoya Otis SA (MACH) .....................          3,800            113
                                                                   --------
                                                                      9,305
Sweden - 1.9%
 ABB AB - Cl. A (MACH) ......................         11,750            166
 Astra AB - Cl. B (HEAL) ....................         19,900            407
 Electrolux AB - Ser. B (APPL) ..............          7,750            133
 Ericsson(Lm) Telephone - Ser. B (TELE) .....         29,700            868
 ForeningsSparbanken AB (BANK) ..............          5,800            175
 Hennes & Mauritz AB - B Shares (RETS) ......          3,450            220
 NetCom Systems, Inc. - Cl. B (TELS) ........          2,332             89
 Sandvik AB - Cl. A (MACH) ..................          4,950            137
 Securitas AB (CNSU) ........................          2,300            113
 Skand Enskilda Banken - Cl. A (BANK) .......         10,200            175
 Skandia Forsakrings AB (INSU) ..............          9,500            136
 Skanska AB (CONS) ..........................          3,100            139
 Stora Kopparbergs Berglags Aktiebolag -
  Cl. B (PAPR) ..............................          6,950            109

 Svenska Cellulosa AB - Cl. B (PAPR) ........          4,500            116
 Svenska Handelsbankenn (BANK) ..............          3,750            174
 Volvo AB (AUTO) ............................          5,750            171
                                                                   --------
                                                                      3,328
Switzerland - 2.4%
 ABB AG* (ENGI) .............................            100            148
 Adecco SA (COMM) ...........................            190             86
 CS Holding AG (BANK) .......................          1,970            439
 Nestle SA (FOOD) ...........................            280            600
 Novartis AG* (HEAL) ........................            440            733
 Roche Holding AG (HEAL) ....................             10            148
 Roche Holding AG (HEAL) ....................             50            492
 Schweizerische
  Rueckversicherungs-Gesellschaft (INSU) ....            110            279
 UBS AG (BANK) ..............................          2,814          1,048
 Zurich Allied AG (AGRI) ....................            430            275
                                                                   --------
                                                                      4,248
United Kingdom - 9.4%
 Abbey National First Capital BV (BANK) .....         16,000            284
 Associated British Foods plc (FOOD) ........         14,600            138
 B.A.T. Industries plc (FOOD) ...............         37,200            373
 Barclays Bank (BANK) .......................         18,400            531
 Bass plc (FOOD) ............................         11,100            208
 BG plc (OILE) ..............................         46,800            271
 BOC Group plc (CHEM) .......................          9,400            128
 Boots Co. plc (RETD) .......................         12,300            204
 British Aerospace plc (AERO) ...............         20,000            153
 British Airways plc (TRAN) .................         18,800            204
 British Land Co. plc (REAL) ................          8,700             89
 British Petroleum Co. plc* (OILX) ..........         64,200            937
 British Sky Broadcast plc (MEDI) ...........         21,700            156
 British Steel plc - ADR (STEE) .............         34,500             76
 British Telecommunications plc (TELS) ......         72,600            897
 BTR plc (DIOP) .............................         43,875            125
 Burmah Castrol plc (OILX) ..................          8,700            155
 Cable & Wireless plc (TELE) ................         30,600            372
 Cadbury Schweppes plc (FOOD) ...............         13,300            206
 Carlton Communications plc (MEDI) ..........         16,300            146
 Centrica plc* (UTIG) .......................         73,000            123
 CGU plc (INSU) .............................          9,300            174
 Diageo plc (FOOD) ..........................         44,200            524

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO
                                                                       Market
                 Name of Issuer                       Shares           Value
                                                                       (000's)
COMMON STOCK - Continued

United Kingdom - Continued
 EMI Group plc (LEIS) ........................        14,800         $     129
 General Electric Co. plc (ELEQ) .............        33,200               286
 GKN plc (PART) ..............................        10,200               130
 Glaxo Wellcome plc - ADR (HEAL) .............        41,710             1,253
 Granada Group plc (DIOP) ....................        11,700               215
 Great Universital Stores plc (RETS) .........        13,600               179
 Guardian Royal Exchange plc (INSU) ..........        20,295               119
 HSBC Holdings plc (BANK) ....................        12,500               317
 Imperial Chemical Industries plc (CHEM) .....         9,900               159
 J. Sainsbury plc (RETF) .....................        24,100               215
 Kingfisher plc (RETS) .......................         9,300               150
 Ladbroke Group plc (LEIS) ...................        20,700               114
 Land Securities plc (REAL) ..................         8,400               130
 LASMO plc (OILX) ............................        22,200                89
 Legal & General Group plc (INSU) ............        15,700               168
 Lloyds TSB Group plc (BANK) .................        63,300               886
 LucasVarity plc (PART) ......................        25,100               100
 Marks & Spencer plc (RETS) ..................        32,300               294
 National Grid Group plc (UTIE) ..............        22,500               152
 National Power plc (UTIE) ...................        16,500               155
 Pearson plc (MEDP) ..........................         8,100               148
 Peninsular & Oriental Steam Navigation
  Co. (TRAN) .................................        10,300               148
 Prudential Corp. (INSU) .....................        24,400               322
 Railtrack Group plc (TRAN) ..................         7,400               181
 Rank Group plc (MEDP) .......................        16,000                88
 Reed International plc (MEDP) ...............        15,400               139
 Reuters Group plc (BUSI) ....................        18,600               213
 Rolls-Royce plc (AERO) ......................        20,200                83
 Royal & Sun Alliance Insurance Group
  plc (INSU) .................................        19,300               200
 Royal Bank of Scotland Group (BANK) .........        11,500               200
 RTZ Corp. plc (DIOP) ........................        12,600               142
 Safeway plc (RETF) ..........................        19,400               127
 Schroders (BANK) ............................         4,050               105
 Scottish & Newcastle plc (FOOD) .............        12,400               176
 Scottish Power plc (UTIE) ...................        19,000               167
 SmithKline Beecham plc (HEAL) ...............        62,500               763
 Southern Electric plc (UTIE) ................         8,900                81
 Tesco plc (RETF) ............................        26,500               259
 Unilever (CNSU) .............................        37,300               397
 United Utilities plc (AGRI) .................        10,400               151
 Vodafone Group plc (TELS) ...................        38,500               489
 Zeneca Group plc (HEAL) .....................        10,500               451
                                                                     ---------
                                                                        16,744
United States - 0.2%
 Bridgestone Corp. (PART) ....................        17,000               403
                                                                     ---------
                           TOTAL COMMON STOCK-         95.7%           170,451
PREFERRED STOCK

Australia - 0.2%
 News Corp., Ltd. (CNSU) .....................        37,400               266

Austria - 0.1%
 Bank Austria AG - Vorzug (BANK) .............         2,850               232

Germany - 1.1%
 RWE AG (OILX) ...............................         9,170               392
 SAP AG - Vorzug (SOFT) ......................         1,890             1,284
 Volkswagen AG (AUTO) ........................           430               296
                                                                     ---------
                                                                         1,972
Italy - 0.1%
 Fiat SpA (AUTO) .............................        72,100               179
                                                                     ---------
                        TOTAL PREFERRED STOCK-          1.5%             2,649


                                                       Par
                                                      Value
                                                     (000's)
PUBLICLY-TRADED BONDS

United States - 0.1%
 United States Treasury Bills (GOVE) .........      $ 50,000                49
 United States Treasury Bills (GOVE) .........       100,000               100
 United States Treasury Bills (GOVE) .........        50,000                49
                                                                     ---------
                  TOTAL PUBLICLY-TRADED BONDS-          0.1%               198
RIGHTS

France - 0.1%
 Axa UAP-CTF de Valeur Garant (INSU)
  Expires 7/31/98 (Cost $17) .................                             137

Germany - 0.0%
 Metro AG (RETS)
  Expires 7/02/98 ............................                               1
Spain - 0.0%
 Zardoya Otis SA(MACH)
  Expires 7/29/98 (Cost $21) .................                              18
                                                                     ---------
                                 TOTAL RIGHTS-          0.1%               156

SHORT-TERM INVESTMENTS - 2.2%
 Investment in joint trading account (Note B)
  5.88% due 07/01/98 .........................         3,878             3,878
                                                      ------         ---------
                            TOTAL INVESTMENTS-         99.6%           177,332
          Cash and Receivables, less payables-          0.4%               726
                                                      ------         ---------
                                   NET ASSETS-        100.0%         $ 178,058
                                                      ======         =========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                  Market              %
        Industry                  Industry        Value           Long-Term
                                Abbreviation     (000's)         Investments
Banks .....................         BANK        $ 26,410            15.2%
Telecommunications
 Services ................         TELS          12,834             7.4%
Insurance ................         INSU          11,097             6.4%
Diversified Operations ...         DIOP          10,774             6.2%
Food, Beverage and
 Tobacco .................         FOOD           9,579             5.5%
Automobile ...............         AUTO           8,999             5.2%
Health Care Products .....         HEAL           7,757             4.5%
Oil and Natural Gas
 Exploration and
 Production ..............         OILX           6,873             4.0%
Chemicals ................         CHEM           5,819             3.4%
Electronic Products and
 Services ................         ETRN           5,506             3.2%
Oils .....................         OILS           4,812             2.8%
Telephone ................         UTIT           4,482             2.6%
Electric Power ...........         UTIE           4,413             2.5%
Construction .............         CONS           4,281             2.5%
Telecommunication
 Equipment ...............         TELE           4,281             2.5%
Machinery ................         MACH           3,847             2.2%
Retail - Department
 Stores ..................         RETS           3,751             2.2%
Transportation Services ..         TRAN           3,496             2.0%
Retail - Food ............         RETF           3,490             2.0%
Computer Software and
 Services ................         SOFT           2,967             1.7%
Cosmetic and Personal
 Care ....................         HNBA           2,081             1.2%
Commercial Services ......         COMM           1,908             1.1%
Media - TV / Radio .......         MEDI           1,813             1.0%
Leisure and Recreation ...         LEIS           1,771             1.0%
Media - Publishing .......         MEDP           1,740             1.0%
Financial Services .......         FINL           1,593             0.9%
Consumer -
 Miscellaneous ...........         CNSU           1,573             0.9%
Paper and Forest
 Products ................         PART           1,526             0.9%
Brokerage and Investment
 Management ..............         FUND           1,396             0.8%
Shoe and Apparel
 Manufacturing ...........         APPA           1,316             0.8%
Electrical Equipment .....         ELEQ           1,256             0.7%
Paper and Forest
 Products ................         PAPR           1,178             0.7%
Steel ....................         STEE           1,014             0.6%
Natural Gas Distribution..          UTIG             952             0.5%
Engineering and
 Construction ............         ENGI             765             0.4%
Metal Production and
 Fabrication .............         METP             765             0.4%
Real Estate Operations ...         REAL             730             0.4%
Oil - Equipment and
 Services ................         OILE             470             0.3%
Agricultural Operations ..         AGRI             426             0.2%
Household Appliances /
 Furnishings .............         APPL             408             0.2%
Precious
 Metals/Gems/Stones ......         PMET             388             0.2%
Energy - Alternative
 Sources .................         ENER             350             0.2%
Computer Equipment .......         COMP             337             0.2%
Real Estate Development ..         READ             315             0.2%
Metals and Mining ........         META             300             0.2%
Aerospace and Defense ....         AERO             236             0.1%
Business Services ........         BUSI             213             0.1%
Containers ...............         CONT             210             0.1%
Retail - Drug Stores .....         RETD             204             0.1%
U.S. Governmental ........         GOVE             198             0.1%
Personal and Commercial
 Lending .................         LEND             191             0.1%
Housing ..................         HOUS             151             0.1%
Real Estate Investment
 Trust ...................         REIT             136             0.1%
Pollution Control ........         POLL              76             0.0%
                                               --------           -----
                                               $173,454           100.0%
                                               ========           =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO


                                                                        Market
               Name of Issuer                                Shares      Value
                                                                        (000's)
COMMON STOCK

Argentina - 1.0%
 Electricidad Argentina - ADR (UTIE) .................        2,200      $    33
 YPF Sociedad Anonima - ADR (OILX) ...................        3,700          111
                                                                         -------
                                                                             144
Australia - 1.7%
 Broken Hill Proprietary Co., Ltd. (DIOP) ............        7,100           60
 Foster's Brewing Group, Ltd. (FOOD) .................       32,000           76
 WMC, Ltd. (DIOP) ....................................        2,100            6
 Woodside Petroleum, Ltd. (OILX) .....................       23,300          117
                                                                         -------
                                                                             259
Austria - 0.4%
 Flughafen Wien AG (TRAN) ............................        1,300           62
Bermuda - 1.6%
 EXEL, Ltd. (INSU) ...................................        3,100          241
Brazil - 1.7%
 Aracruz Celulose SA - ADR (PAPR) ....................        5,200           59
 Companhia Cervejaria Brahma - ADR
  (FOOD) .............................................        6,400           80
 Companhia Vale do Rio Doce - ADR
  (META) .............................................        5,400          110
                                                                         -------
                                                                             249
Canada - 2.7%
 BCE, Inc. (TELS) ....................................        2,100           90
 Canadian National Railway Co. (TRAN) ................        2,300          122
 Canadian Pacific, Ltd. (TRAN) .......................        4,300          121
 Molson Cos., Ltd. (FOOD) ............................        4,200           77
                                                                         -------
                                                                             410
France - 6.1%
 AGF (Assurances Generales de France)
  (INSU) .............................................        3,643          206
 AXA SA (INSU) .......................................        1,447          163
 Canal Plus (MEDI) ...................................          839          157
 Michelin (PART) .....................................        2,160          125
 PSA Peugeot (AUTO) ..................................          555          119
 Rhodia SA (CHEM) ....................................          365           10
 Schneider SA (MACH) .................................        1,749          139
                                                                         -------
                                                                             919
Germany - 15.2%
 Allianz AG - Reg (FOOD) .............................          711          237
 BASF AG (CHEM) ......................................        3,682          175
 Bayer AG (CHEM) .....................................        4,671          242
 Bayerische Vereinsbank AG (BANK) ....................        2,743          233
 BHF-Bank AG (BANK) ..................................        1,705           65
 Commerzbank AG (BANK) ...............................        1,915           73
 Deutsche Telekom AG* (TELS) .........................        2,872           79
 Deutsche Telekom AG - ADR (TELS) ....................        2,100           58
 Heidelberger Druckmaschinen AG
  (MACH) .............................................          540           45
 Hoechst AG (INSU) ...................................        4,471          225
 Muenchener Rueckversicherungs-Gesellschaft
  AG (INSU) ..........................................          177           63
 Muenchener Rueckversicherungs-Gesellschaft
  AG - REG (INSU) ....................................          454          225
 Schering AG (HEAL) ..................................        1,263          149
 VEBA AG (DIOP) ......................................        3,739          251
 Viag AG (DIOP) ......................................          229          158
                                                                         -------
                                                                           2,278
Ghana - 0.2%
 Ashanti Goldfields Co., Ltd. (PMET) .................        2,700           22
Hong Kong - 1.3%
 Cheung Kong (Holdings), Ltd. (READ) .................        6,000           30
 Citic Pacific, Ltd. (DIOP) ..........................       27,000           48
 Hutchison Whampoa, Ltd. (COMM) ......................       16,000           84
 New World Development Co., Ltd.
  (READ) .............................................       15,000           29
                                                                         -------
                                                                             191
Italy - 0.9%
 Istituto Nazionale delle Assicurazioni
  (INSU) .............................................       48,600          138
Japan - 5.0%
 Canon, Inc. (COMM) ..................................        3,000           68
 Daiwa Securities Co., Ltd. (FUND) ...................       10,000           43
 Matsushita Electric Industrial Co. (ETRN) ...........        7,000          113
 Minebea Co., Ltd. (ETRN) ............................        9,000           90
 Nichido Fire & Marine Insurance Co., Ltd.
  (INSU) .............................................        9,000           47
 Nichiei Co., Ltd. (LEND) ............................        1,000           68
 Nomura Securities Co., Ltd. (FUND) ..................       10,000          117
 Ono Pharmaceutical Co., Ltd. (HEAL) .................        1,000           24
 Shohkoh Fund & Co., Ltd. (FINL) .....................          300           74
 Sumitomo Metal Mining Co. (PMET) ....................       12,000           49
 Yamanouchi Pharmaceutical Co., Ltd.
  (HEAL) .............................................        3,000           63
                                                                         -------
                                                                             756
Netherlands - 2.2%
 Aegon NV (INSU) .....................................        2,620          228
 ING Groep NV (BANK) .................................        1,590          104
                                                                         -------
                                                                             332
South Africa - 0.5%
 Anglo American Platinum Corp., Ltd.
  (PMET) .............................................        2,700           30
 Sasol, Ltd. (OILX) ..................................        8,021           46
                                                                         -------
                                                                              76
Sweden - 2.8%
 Aga AB (CHEM) .......................................        4,500           69
 Astra AB - Cl. B (HEAL) .............................        6,200          127

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
                                                               Market
               Name of Issuer                       Shares      Value
                                                               (000's)
COMMON STOCK - CONTINUED
Sweden - Continued
 Skandia Forsakrings AB (INSU) ..................    16,000    $   228
                                                               -------
                                                                   424
Switzerland - 9.1%
 Ciba Specialty Chemicals AG* (CHEM) ............     1,408        181
 Clariant AG (CHEM) .............................       358        236
 CS Holding AG (BANK) ...........................     1,102        246
 Nestle SA (FOOD) ...............................        84        180
 Novartis AG* (HEAL) ............................       166        277
 Schweizerische
  Rueckversicherungs-Gesellschaft (INSU) ........        94        238
                                                               -------
                                                                 1,358
United Kingdom - 10.3%
 BOC Group plc (CHEM) ...........................     9,210        126
 Carlton Communications plc (MEDI) ..............    17,634        157
 General Electric Co. plc (ELEQ) ................    28,171        243
 National Grid Group plc (UTIE) .................    22,756        153
 Railtrack Group plc (TRAN) .....................     6,372        156
 Reuters Group plc (BUSI) .......................    13,926        159
 RTZ Corp. plc (DIOP) ...........................     4,453         50
 Shell Transport & Trading Co. plc (OILX) .......    18,696        132
 SmithKline Beecham plc (HEAL) ..................     8,490        104
 Unilever (CNSU) ................................    25,213        269
                                                               -------
                                                                 1,549
United States - 23.7%
 Advanced Micro Devices, Inc.* (ETRN) ...........     4,800         82
 American Greetings Corp. - Cl. A (CNSU) ........       700         36
 Biogen, Inc.* (HEAL) ...........................     1,300         64
 Boeing Co. (AERO) ..............................     2,900        129
 Boston Scientific Corp.* (HEAL) ................     1,400        100
 Charles Schwab Corp. (FUND) ....................     1,400         46
 Cinergy Corp. (UTIE) ...........................     6,900        241
 Duke Energy Co. (UTIE) .........................     1,400         83
 Electronic Data Systems Corp. (SOFT) ...........     4,900        196
 Enron Corp. (UTIG) .............................     2,900        157
 Equity Residential Properties Trust (REIT) .....     3,100        147
 First Data Corp. (SOFT) ........................     5,000        167
 Guidant Corp. (HEAL) ...........................     1,000         71
 IBM Corp. (SOFT) ...............................     2,200        253
 Lockheed Martin Corp. (AERO) ...................     1,400        148
 MBIA, Inc. (INSU) ..............................     3,100        232
 Newmont Mining Corp. (PMET) ....................     1,900         45
 Parametric Technology Co.* (SOFT) ..............     4,600        125
 Praxair, Inc. (CHEM) ...........................     2,800        131
 SABRE Group Holdings, Inc. - Cl. A*
  (LEIS) ........................................     3,000        114
 Security Capital Industrial Trust (DIOP) .......     1,900         48
 Sterling Commerce, Inc.* (ETRN) ................       700         34
 Stillwater Mining Co.* (PMET) ..................     4,100        111
 Tele-Communications International, Inc. -
  Cl. A* (TELS) .................................     2,600         52
 Tele-Communications, Inc.* (TELS) ..............     3,700        142
United States - Continued
 U.S. Airways Group, Inc.* (TRAN) ...............     3,100        246
 UNUM Corp. (INSU) ..............................     3,900        216
 Williams Cos., Inc. (OILE) .....................     4,300        145
                                                               -------
                                                                 3,561
                                                               -------
                         TOTAL COMMON STOCK- ....     86.4%     12,969
PREFERRED STOCK
Germany - 3.7%
 RWE AG (OILX) ..................................     6,000        257
 SAP AG - Vorzug (SOFT) .........................       432        293
                                                               -------
                                                                   550
                                                               -------
                      TOTAL PREFERRED STOCK- ....      3.7%        550

                                                     Par
                                                    Value
                                                   (000's)
PUBLICLY-TRADED BONDS
United Kingdom - 2.6%
 Treasury (GOVF)
  8.5% due 07/16/07 .......................      $  180,000        354
 War (GOVF)
  3.5% due 12/29/49 .......................          45,000         46
                                                               -------
                                                                   400
United States - 5.5%
 U. S. Treasury (GOVE)
  6.37% due 08/15/27  .....................         360,000        395
 U. S. Treasury - Strips (GOVE)
  0.0% due 08/15/21 .......................       1,600,000        428
                                                               -------
                                                                   823
                                                               -------
                TOTAL PUBLICLY-TRADED BONDS-           8.1%      1,223
                                                  ---------    -------
                        TOTAL INVESTMENTS-            98.2%     14,742
        Cash and Receivables, less payables-           1.8%        265
                                                  ---------    -------
                                 NET ASSETS-         100.0%    $15,007
                                                  =========    =======


* Non-income producing security.
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                    Market           %
         Industry                       Industry     Value       Long-Term
                                      Abbreviation  (000's)     Investments
Insurance ..........................      INSU      $2,448         16.6%
Chemicals ..........................      CHEM       1,170          7.9%
Computer Software and
 Services ..........................      SOFT       1,034          7.0%
Health Care Products ...............      HEAL         979          6.6%
U.S. Governmental ..................      GOVE         823          5.6%
Banks ..............................      BANK         721          4.9%
Transportation Services ............      TRAN         707          4.8%
Oil and Natural Gas
 Exploration and
 Production ........................      OILX         663          4.5%
Food, Beverage and
 Tobacco ...........................      FOOD         648          4.4%
Diversified Operations .............      DIOP         622          4.2%
Electric Power .....................      UTIG         512          3.5%
Telecommunications
 Services ..........................      TELS         421          2.9%
Foreign Governmental ...............      GOVF         400          2.7%
Electronic Products and
 Services ..........................      ETRN         319          2.2%
Media - TV / Radio .................      MEDI         315          2.1%
Consumer - Miscellaneous ...........      CNSU         305          2.1%
Aerospace and Defense ..............      AERO         277          1.9%
Precious
 Metals/Gems/Stones ................      PMET         257          1.7%
Electrical Equipment ...............      ELEQ         243          1.6%
Brokerage and Investment
 Management ........................      FUND         206          1.4%
Machinery ..........................      MACH         184          1.2%
Business Services ..................      BUSI         159          1.1%
Natural Gas Distribution ...........      UTIG         157          1.1%
Commercial Services ................      COMM         152          1.0%
Real Estate Investment
 Trust .............................      REIT         147          1.0%
Oil - Equipment and
 Services ..........................      OILE         145          1.0%
Auto and Truck Parts ...............      PART         125          0.8%
Automobile .........................      AUTO         119          0.8%
Leisure and Recreation .............      LEIS         114          0.8%
Metals and Mining ..................      META         110          0.7%
Financial Services .................      FINL          74          0.5%
Personal and Commercial
 Lending ...........................      LEND          68          0.5%
Paper and Forest Products ..........      PAPR          59          0.4%
Real Estate Development ............      READ          59          0.4%
                                                   -------        -----
                                                   $14,742        100.0%
                                                   =======        =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO


                                                              Market
             Name of Issuer                  Shares            Value
                                                              (000's)
COMMON STOCK

Aerospace and Defense - 0.5%
 AAR Corp. ....................................     10,800    $   319
Auto and Truck Parts - 0.6%
 CSK Auto Corp. ...............................     15,100        381
Automobile - 0.8%
 United Rentals, Inc.* ........................     11,400        479
Brokerage and Investment Management - 2.2%
 Charles River Associates, Inc. ...............     16,600        415
 Dain Rauscher Corp. ..........................      4,300        235
 E*TRADE Group, Inc.* .........................     19,000        436
 Waddell & Reed Financial, Inc. - Cl. A .......      9,600        230
                                                              -------
                                                                1,316
Business Services - 3.2%
 Coinstar, Inc.* ..............................     32,100        297
 Interim Services, Inc. .......................     13,600        437
 On Assignment, Inc.* .........................     11,700        409
 ProBusiness Services, Inc.* ..................     12,400        580
 Professional Detailing, Inc. .................      9,100        226
                                                              -------
                                                                1,949
Commercial Services - 8.1%
 Abacus Direct Corp.* .........................      8,600        447
 Carey International, Inc.* ...................      6,200        174
 CCC Information Services Group* ..............     14,400        237
 Central Parking Corp. ........................      7,900        367
 Dendrite International, Inc.* ................     13,900        523
 EduTrek International, Inc. - Cl. A* .........     10,200        250
 Hagler Bailly, Inc.* .........................     12,300        318
 Lason, Inc.* .................................      8,300        452
 Mac Gray Corp.* ..............................     19,300        246
 Mail-Well Holdings, Inc.* ....................     14,800        321
 MAXIMUS, Inc.* ...............................      2,600         75
 Meta Group, Inc.* ............................     17,250        382
 Metzler Group, Inc.* .........................     13,350        489
 Princeton Video Image, Inc.* .................     23,900        110
 Steiner Leisure, Ltd.* .......................     15,500        469
 Vari-Lite International, Inc.* ...............     15,200         95
                                                              -------
                                                                4,955
Computer Equipment - 1.9%
 National Computer Systems, Inc.* .............     19,000        456
 Network Appliance, Inc.* .....................     17,000        662
                                                              -------
                                                                1,118
Computer Software and Services - 17.6%
 Advent Software, Inc.* .......................     10,500        441
 AnswerThink Consulting Group, Inc.* ..........     20,600        443
 Aris Corp.* ..................................     17,000        476
 Aspect Development, Inc.* ....................      5,500        416
 Barra, Inc.* .................................     12,300        301
 Brio Technology, Inc.* .......................      1,500         20
 CBT Group Public, Ltd.* ......................      8,400        449
 Checkfree Holdings Corp. .....................     13,400        395
 Cognizant Technology Solutions Corp. .........     24,700        298
 Concentric Network Corp.* ....................     13,800        418
 Concord Communications, Inc.* ................      1,600         41
 Exodus Communications, Inc.* .................      4,400        197
 Fundtech, Ltd.* ..............................     23,300        440
 Hyperion Software Corp.* .....................      6,800        194
 Information Management Resources, Inc.* ......     14,225        481
 Inktomi Corp.* ...............................        100          4
 International Integration, Inc.* .............      1,700         29
 International Network Services* ..............     11,700        480
 JDA Software Group, Inc.* ....................      7,200        315
 Manhattan Associates, Inc.* ..................     15,800        329
 Micromuse, Inc.* .............................     17,100        698
 MicroStrategy, Inc.* .........................      2,700         76
 National Instruments Corp.* ..................     11,000        393
 Network Event Theater, Inc.* .................     45,000        191
 RealNetworks, Inc.* ..........................      7,300        272
 SCM Microsystems, Inc.* ......................      5,100        319
 SPR, Inc.* ...................................     11,800        367
 Symantec Corp.* ..............................     14,600        382
 THINK New Ideas, Inc.* .......................      5,500        144
 VeriSign, Inc. ...............................     15,900        594
 Visio Corp.* .................................      9,700        463
 Whittman-Hart, Inc.* .........................      6,700        324
 Wind River Systems* ..........................     10,000        359
                                                              -------
                                                               10,749
Construction - 1.1%
 Crossmann Communities, Inc.* .................     12,300        374
 SMED International, Inc.* ....................     16,000        288
                                                              -------
                                                                  662
Consumer - Miscellaneous - 2.5%
 Carriage Services, Inc. - Cl. A* .............     14,200        357
 ITI Education Corp.* .........................     35,400        212
 Rock of Ages Corp.* ..........................     15,700        243
 Strayer Education, Inc. ......................      8,250        299
 Superior Services, Inc.* .....................     13,300        400
                                                              -------
                                                                1,511
Containers - 0.4%
 Ivex Packaging Corp.* ........................      9,600        223
Diversified Operations - 1.7%
 Metamor Worldwide, Inc.* .....................      9,400        331
 Waste Connections, Inc.* .....................     18,600        370
 Westinghouse Air Brake Co. ...................     13,500        354
                                                              -------
                                                                1,055
Electrical Equipment - 0.5%
 Rambus, Inc.* ................................      5,200        318
Electronic Products and Services - 4.4%
 Aavid Thermal Technologies, Inc.* ............     10,300        301
 Atmi, Inc.* ..................................     19,600        294
 Flextronics International Ltd. ...............      7,800        340

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
                                                              Market
             Name of Issuer                  Shares            Value
                                                              (000's)
COMMON STOCK - Continued
Electronic Products and Services - Continued
 Gentex Corp.* ................................     18,600    $   337
 INSpire Insurance Solutions, Inc.* ...........     13,400        446
 Level One Communications, Inc.* ..............     17,200        404
 Pegasystems, Inc.* ...........................      8,600        233
 Semtech Corp.* ...............................      8,600        152
 Special Devices, Inc.* .......................      5,000        177
                                                              -------
                                                                2,684
Financial Services - 4.4%
 AmeriCredit Corp.* ...........................     15,300        546
 CMAC Investment Corp. ........................      5,000        307
 Financial Federal Corp. ......................     11,700        314
 FIRSTPLUS Financial Group, Inc.* .............      7,000        252
 Linc Capital, Inc.* ..........................     19,100        329
 Medallion Financial Corp. ....................     22,000        605
 Rollins Truck Leasing Corp. ..................     27,300        338
                                                              -------
                                                                2,691
Food, Beverage and Tobacco - 2.9%
 American Italian Pasta Co.* ..................     14,200        529
 Beringer Wine Estates Holdings* ..............      4,600        203
 Dominick's Supermarkets, Inc.* ...............      9,500        423
 Scheid Vineyards, Inc. - Cl. A* ..............     25,700        178
 Suiza Foods Corp.* ...........................      6,800        406
                                                              -------
                                                                1,739
Health Care Products - 4.1%
 Alkermes, Inc.* ..............................      8,600        154
 Hanger Orthopedic Group, Inc. ................     20,400        416
 Human Genome Sciences, Inc.* .................      4,200        150
 Incyte Pharmacuticals, Inc.* .................      8,000        273
 MiniMed, Inc.* ...............................      6,400        335
 Perclose, Inc.* ..............................     10,800        305
 Renal Care Group, Inc.* ......................      7,200        317
 Symphonix Devices, Inc. ......................     18,400        212
 Ventana Medical Systems, Inc. ................     12,700        355
                                                              -------
                                                                2,517
Health Care Services - 2.8%
 American Healthcorp, Inc.* ...................     23,700        234
 Idec Pharmaceuticals Corp. ...................      6,500        153
 IDX Systems Corp. ............................      9,300        428
 IMPATH, Inc.* ................................      8,000        195
 Ocular Sciences, Inc.* .......................     10,800        351
 Res-Care, Inc. ...............................     18,000        332
                                                              -------
                                                                1,693
Household Appliances / Furnishings - 2.0%
 CompX International, Inc.* ...................     13,500        292
 Ethan Allen Interiors, Inc. ..................      6,400        319
 Furniture Brands International, Inc.* ........     11,300        317
 Interface, Inc. ..............................     14,800        299
                                                              -------
                                                                1,227
Housing - 0.5%
 D.R. Horton, Inc. ............................     14,400        301
Insurance - 2.3%
 AmerUs Life Holdings, Inc. - Cl. A ...........      8,500        275
 Capital Re Corp. .............................      3,300        236
 Hartford Life, Inc. - Cl. A ..................      8,800        501
 Life Re Corp. ................................      4,800        394
                                                              -------
                                                                1,406
Leisure and Recreation - 2.5%
 Cinar Films, Inc.* ...........................     24,700        482
 Premier Parks, Inc.* .........................      7,000        466
 ResortQuest International, Inc. ..............      1,200         20
 Silverleaf Resorts, Inc.* ....................     13,600        207
 Travel Services International, Inc.* .........     11,100        365
                                                              -------
                                                                1,540
Machinery - 2.1%
 Applied Power, Inc. ..........................     12,600        433
 Gardner Denver Machinery, Inc.* ..............     11,350        313
 ITEQ, Inc.* ..................................     20,400        152
 Terex Corp.* .................................     12,600        359
                                                              -------
                                                                1,257
Media - Publishing - 2.8%
 Central Newspapers, Inc. .....................      4,000        279
 Forrester Research, Inc.* ....................      9,700        385
 Icon Public, Ltd. ............................    900,000         23
 John Wiley & Sons, Inc. - Cl. A ..............      5,300        323
 Outdoor Systems, Inc.* .......................     14,932        418
 Petersen Cos, Inc.* ..........................     11,800        302
                                                              -------
                                                                1,730
Media - TV / Radio - 3.1%
 Adelphia Communications Corp. - Cl. A ........     13,300        494
 Clear Channel Communications, Inc.* ..........      2,948        322
 Getty Images, Inc. ...........................     20,500        456
 Heftel Broadcasting Corp.* ...................      6,700        300
 Jacor Communications, Inc.* ..................      5,100        301
                                                              -------
                                                                1,873
Oil - Equipment and Services - 2.1%
 Core Laboratories NV* ........................     12,700        275
 Dril Quip, Inc.* .............................      8,300        218
 National-Oilwell, Inc.* ......................     12,300        330
 Newpark Resources, Inc.* .....................     19,000        211
 Tuboscope Inc.* ..............................     12,100        239
                                                              -------
                                                                1,273
Oil and Natural Gas Exploration and
 Production - 0.7%
 Pride International, Inc.* ...................     10,400        176
 Stone Energy Corp.* ..........................      7,600        270
                                                              -------
                                                                  446

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
                                                                     Market
             Name of Issuer                            Shares         Value
                                                                     (000's)
COMMON STOCK - Continued
Pollution Control - 2.3%
 American Disposal Services, Inc.* ..............       10,600       $     497
 Eastern Environmental Services, Inc.* ..........       14,400             490
 Verio, Inc. ....................................       17,100             425
                                                                     ---------
                                                                         1,412
Real Estate Investment Trust - 0.6%
 Glenborough Realty Trust, Inc. .................       10,700             282
 Hanover Capital Mortgage Holdings, Inc. ........   10,100,000              96
                                                                     ---------
                                                                           378
Retail - Department Stores - 7.3%
 99 Cents Only Stores* ..........................        9,700             402
 Abercrombie & Fitch Co.* .......................       10,400             458
 Brylane, Inc.* .................................        4,800             221
 CDnow, Inc.* ...................................       11,400             229
 Eagle Hardware & Garden, Inc.* .................       13,400             310
 Genovese Drug Stores, Inc. .....................       14,660             288
 Hibbett Sporting Goods, Inc.* ..................       12,300             492
 Linens 'N Things, Inc.* ........................       12,100             370
 Proffitt's, Inc.* ..............................       11,000             444
 Software.net Corp.* ............................       21,800             417
 Stage Stores, Inc.* ............................       11,200             507
 White Capital Industries Corp.* ................       17,100             308
                                                                     ---------
                                                                         4,446
Retail - Drug Stores - 0.7%
 Duane Reade, Inc.* .............................       14,800             444
Retail - Food - 1.7%
 Dreyer's Grand Ice Cream, Inc. .................       16,700             336
 Garden Fresh Restaurant Corp. ..................       17,200             310
 Wild Oats Markets, Inc.* .......................       13,800             419
                                                                     ---------
                                                                         1,065
Shoe and Apparel Manufacturing - 2.3%
 Ashworth, Inc.* ................................       22,500             312
 Cutter & Buck, Inc.* ...........................       17,000             459
 Polo Ralph Lauren Corp. ........................       12,300             344
 Tefron, Ltd.* ..................................       11,800             260
                                                                     ---------
                                                                         1,375
Telecommunication Services - 3.0%
 Hyperion Telecommunications, Inc. ..............        9,900             155
 ICG Communications, Inc. .......................        7,300             267
 Intermedia Communications, Inc.* ...............       12,600             529
 Nextlink Communications, Inc.* .................        7,200             273
 Star Telecommunications, Inc. ..................       11,185             250
 Winstar Communications, Inc.* ..................        7,900             339
                                                                     ---------
                                                                         1,813
Telecommunications Equipment - 0.2%
 Com21, Inc.* ...................................        1,800              38
 L-3 Communications Holdings, Corp.* ............        1,700              56
                                                                     ---------
                                                                            94
Telephone - 2.7%
 Global TeleSystems Group, Inc.* ................        9,900             483
 Metromedia Fiber Network, Inc.* ................       15,600             727
 Primus Telecomm Group, Inc. ....................       23,500             445
                                                                     ---------
                                                                         1,655
Transportation Services - 0.6%
 Motivepower Industries, Inc.* ..................       15,100             370
                                                                     ---------
                      TOTAL COMMON STOCK- .......        99.2%          60,464
                                                        ------       ---------
                       TOTAL INVESTMENTS- .......        99.2%          60,464
     Cash and Receivables, less payables- .......         0.8%             490
                                                        ------       ---------
                         NET ASSETS-                    100.0%       $  60,954
                                                        ======       =========


* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL BALANCED PORTFOLIO

                                                                Market
               Name of Issuer                         Shares     Value
                                                               (000's)
COMMON STOCK

Australia - 2.6%
 Amcor, Ltd. (CONT) ..............................     3,000   $    13
 Boral, Ltd. (CONS) ..............................    11,000        21
 Brambles Industries, Ltd. (DIOP) ................     2,000        39
 Broken Hill Proprietary Co., Ltd. (DIOP) ........    10,500        89
 Coca-Cola Amatil, Ltd. (FOOD) ...................     2,000        13
 CRA, Ltd. (PMET) ................................     2,400        29
 CSR, Ltd. (CONS) ................................     4,000        12
 David Jones, Ltd. (RETS) ........................    13,500        16
 Lend Lease Corp. (FINL) .........................     1,400        28
 Mayne Nickless, Ltd. (COMM) .....................     5,000        26
 National Australia Bank, Ltd. (BANK) ............     8,000       106
 News Corp., Ltd. (MEDI) .........................    13,200       108
 Orica, Ltd. (DIOP) ..............................     2,200        13
 Pacific Dunlop, Ltd. (DIOP) .....................     6,700        11
 Qantas Airways, Ltd. (TRAN) .....................     9,582        14
 Santos, Ltd. (OILX) .............................     5,000        16
 Telstra Corp., Ltd.* (TELS) .....................    21,300        55
 Westpac Banking Corp., Ltd. (BANK) ..............    12,000        73
 WMC, Ltd. (DIOP) ................................     8,500        26
 Woolworth's, Ltd. (RETS) ........................     4,000        13
                                                               -------
                                                                   721

Belgium - 2.6%
 Delhaize "Le Lion" SA (RETF) ....................       780        55
 Electrabel SA (UTIE) ............................       480       136
 Fortis AG (INSU) ................................       592       151
 Fortis AG - Strip WPR* (INSU) ...................        32
 Groupe Bruxelles Lambert SA (FUND) ..............       220        45
 KBC Bancassurance Holding Co. (BANK) ............        30
 KBC Bankverzekeringgs (BANK) ....................       730        65
 Kredietbank NV (BANK) ...........................       300        27
 N.V. Union Miniere SA* (META) ...................       382        24
 Petrofina SA (OILX) .............................       220        90
 Solvay SA (FINL) ................................       640        51
 Tractebel (UTIE) ................................       500        73
                                                               -------
                                                                   717

Canada - 1.6%
 Agrium, Inc. (AGRI) .............................     1,000        13
 Alcan Aluminum, Ltd. (META) .....................       800        22
 Bank of Montreal (BANK) .........................       600        33
 Barrick Gold Corp. (PMET) .......................       600        11
 Canadian National Railway Co. (TRAN) ............       500        27
 Canadian Pacific, Ltd. (TRAN) ...................     1,800        51
 Extendicare, Inc. (HEAS) ........................     1,400        11
 Hudson's Bay Co. (RETS) .........................       800        19
 Imasco, ltd. (DIOP) .............................     1,000        19
 Imperial Oil, Ltd. (OILX) .......................     1,800        32
 Magna International, Inc. (AUTO) ................       200        14
 Moore Corp., Ltd.* (COMM) .......................       900        12
 Newbridge Networks Corp. (TELE) .................       300         7
 Noranda, Inc. (META) ............................       900        16
 NOVA Corp. (CHEM) ...............................     2,200        25
 Price REIT, Inc. (REIT) .........................       200        15
 Royal Bank of Canada (BANK) .....................       700        42
 Seagram Co., Ltd. (DIOP) ........................       300        12
 Shaw Communications, Inc. (MEDI) ................     1,400        27
 Transcanada Pipelines, Ltd. (OILE) ..............     1,100        24
 Westcoast Energy, Inc. (UTIG) ...................       500        11
                                                               -------
                                                                   443

Denmark - 0.3%
 Den Danske Bank (BANK) ..........................       300        36
 Tele Danmark A/S (TELS) .........................       400        38
                                                               -------
                                                                    74

Finland - 1.7%
 Cultor Oyj (FOOD) ...............................       400         6
 Merita, Ltd. - Cl. A (BANK) .....................     7,800        52
 Metsa-Serla Oy - B Shares* (PAPR) ...............     1,300        13
 Outokumpu Oyj (META) ............................     1,500        19
 Oyj Nokia - K Shares - ADR (TELE) ...............     3,800       280
 Sampo Insurance Co. plc (INSU) ..................       600        28
 UPM-Kymmene Corp.* (PAPR) .......................     2,000        55
 Valmet Oji (DIOP) ...............................     1,000        17
                                                               -------
                                                                   470

France - 4.9%
 Air Liquide (CHEM) ..............................       168        28
 Alcatel Alsthom (TELE) ..........................       300        61
 AXA SA (INSU) ...................................       680        77
 Banque Nationale de Paris (BANK) ................       650        53
 Banque Paribas (BANK) ...........................       421        45
 Carrefour SA (RETF) .............................       100        63
 Compagnie de St. Gobain - ADR (CONS) ............       356        66
 Vivendi (DIOP) ..................................       512       109
 Credit Local de France (FINL) ...................       300        40
 Elf Aquitaine (OILX) ............................       500        70
 Eridania Beghin-Say SA (FOOD) ...................       100        22
 France Telecom* (TELS) ..........................     1,300        90
 Group Danone* (FOOD) ............................       200        55
 Lafarge SA (CONS) ...............................       325        34
 Lagardere S.C.A. (DIOP) .........................       900        37
 Lyonnaise des Eaux SA (DIOP) ....................       495        81
 Michelin (PART) .................................       608        35
 Pechiney SA (META) ..............................       661        27
 Pinault-Printemps-Redoute SA (RETS) .............        50        42
 PSA Peugeot (AUTO) ..............................       320        69
 Rhone-Poulenc SA (BANK) .........................     1,076        61
 SEITA (FOOD) ....................................     1,050        48
 Societe Generale de Paris (BANK) ................       285        59
 Thomson CFS (ETRN) ..............................       800        30
 Total SA - Cl. B (OILX) .........................       421        55
 Usinor SA (STEE) ................................     1,100        17
                                                               -------
                                                                 1,374
Germany - 5.7%
 Allianz AG - New (INSU) .........................        16         5

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
----------------------------------------------------------------------
INTERNATIONAL BALANCED PORTFOLIO

                                                                Market
               Name of Issuer                         Shares     Value
                                                               (000's)
COMMON STOCK - Continued

Germany - Continued
 Allianz AG - Reg (INSU) .........................       490   $   164
 BASF AG (CHEM) ..................................       700        33
 Bayer AG (CHEM) .................................     1,800        93
 Bayerische Motoren Werke AG (AUTO) ..............        30        30
 Bayerische Motoren Werke AG - New
  (AUTO) .........................................         9         7
 Commerzbank AG (BANK) ...........................       400        15
 Continental AG (PART) ...........................     1,300        41
 Daimler-Benz AG (AUTO) ..........................       715        71
 Deutsche Bank AG (BANK) .........................     1,220       103
 Deutsche Telekom AG* (TELS) .....................     4,900       134
 Dresdner Bank AG (BANK) .........................     1,500        81
 Hochtief AG (CONS) ..............................       450        22
 Hoechst AG (INSU) ...............................       500        25
 M.A.N. AG (DIOP) ................................        80        31
 Mannesmann AG (MACH) ............................     1,000       103
 Metro AG* (RETS) ................................     1,010        61
 Muenchener Rueckversicherungs-Gesellschaft
  AG - Reg (INSU) ................................       250       124
 Preussag AG (DIOP) ..............................       120        43
 RWE AG (OILX) ...................................       840        50
 Schering AG (HEAL) ..............................       440        52
 Siemens AG (DIOP) ...............................     1,500        92
 Thyssen AG (DIOP) ...............................       150        38
 VEBA AG (DIOP) ..................................       970        65
 Volkswagen AG (AUTO) ............................       107       104
                                                               -------
                                                                 1,587

Hong Kong - 0.3%
 Cheung Kong (Holdings), Ltd. (READ) .............     3,000        15
 Citic Pacific, Ltd. (DIOP) ......................     2,000         4
 CLP Holdings, Ltd. (UTIE) .......................     2,000         9
 Hang Seng Bank, Ltd. (BANK) .....................     1,500         8
 Hong Kong & China Gas Co., Ltd. (UTIG) ..........     7,700         9
 Hong Kong & China Gas Co., Ltd. - WT99
  (UTIG) .........................................       350
 Hong Kong Telecommunications, Ltd.
  (TELS) .........................................     2,800         5
 Hutchison Whampoa, Ltd. (COMM) ..................     3,000        16
 Johnson Electric Holdings plc (ETRN) ............     2,000         7
 South China Morning Post (Holding) Ltd.
  (MEDP) .........................................     4,000         2
 Sun Hung Kai Properties, Ltd. (REIT) ............     1,000         4
                                                               -------
                                                                    79

Italy - 2.0%
 Assicurazioni Generali (INSU) ...................     1,900        62
 Credito Italiano SpA (BANK) .....................     9,500        50
 Danieli & Co. (MACH) ............................     5,000        23
 Ente Nazionale Idrocarburi SpA (OILS) ...........    17,000       112
 Istituto Bancario San Paolo di Torino
  (MEDP) .........................................     2,000        29
 Istituto Mobiliare Italiano SpA (FINL) ..........     2,000        32
 Italgas SpA (UTIG) ..............................     2,700        11
 La Rinascente SpA (CONS) ........................     2,817        28
 Montedison SpA* (CHEM) ..........................    30,620        38
 Parmalat Finanziaria SpA (FOOD) .................    11,000        22
 Telecom Italia Mobile (TIM) SpA (FOOD) ..........    10,000        61
 Telecom Italia Mobile SpA - RNC (FOOD) ..........     9,000        30
 Telecom Italia SpA* (TELS) ......................     8,000        59
                                                               -------
                                                                   557

Japan - 8.0%
 Amada Co., Ltd (MACH) ...........................     5,000        24
 Bank of Tokyo-Mitsubishi (BANK) .................     4,000        43
 Canon Sales Co., Inc. (COMM) ....................     1,100        15
 Canon, Inc. (COMM) ..............................     3,000        68
 Citizen Watch Co., Ltd. (APPA) ..................     5,000        41
 Dai Nippon Printng Co., Ltd. (COMM) .............     4,000        64
 Daiichi Pharmaceutical Co., Ltd. (HEAL) .........     4,000        53
 Daikin Industries, Ltd. (CONS) ..................     5,000        32
 Daiwa House Industry Co., Ltd. (HOUS) ...........     3,000        27
 Fanuc, Ltd. (ELEQ) ..............................     2,200        76
 Fuji Photo Film (LEIS) ..........................     1,000        35
 Fujitsu, Ltd. (ELEQ) ............................     3,000        32
 Hitachi, Ltd. (ETRN) ............................    10,000        65
 Honda Motor Co. (AUTO) ..........................     2,000        71
 Hoya Corp. (ETRN) ...............................     1,000        28
 Inax Corp. (CONS) ...............................     3,000        10
 Ito-Yokado Co., Ltd. (RETS) .....................     2,000        95
 Kanegafuchi Chemical Industry (CHEM) ............     5,000        26
 Keio Teito Electric Railway (TRAN) ..............     6,000        22
 Kinki Nippon Railway (TRAN) .....................     6,000        28
 Kirin Brewery Co. (FOOD) ........................     6,000        57
 Kokuyo Co. (COMM) ...............................     2,000        34
 Kuraray Co., Ltd. (APPA) ........................     6,000        51
 Kyocera Corp. (ETRN) ............................     1,000        49
 Marui Co., Ltd. (RETS) ..........................     2,000        30
 Matsushita Electric Industrial Co. (ETRN) .......     5,000        81
 NGK Insulators (PART) ...........................     8,000        70
 Nintendo Corp., Ltd. (LEIS) .....................       500        47
 Nippon Meat Packers, Inc. (FOOD) ................     3,000        37
 Nippon Steel Co. (STEE) .........................     4,000         7
 Nippondenso Co., Ltd. (ETRN) ....................     4,000        67
 Okumura Corp. (CONS) ............................     6,000        21
 Omron Corp. (ETRN) ..............................     1,000        15
 Osaka Gas Co. (UTIG) ............................    10,000        26
 Sankyo Co., Ltd. (HEAL) .........................     3,000        69
 Secom Co. (ETRN) ................................     1,000        58
 Sega Enterprises (CNSU) .........................     1,000        17
 Seino Transportion (TRAN) .......................     3,000        17
 Sekisui House, Ltd. (CONS) ......................     4,000        31
 Shin-Etsu Chemical Co. (CHEM) ...................     1,000        17
 Sony Corp. (ETRN) ...............................       800        69
 Sumitomo Chemical Co. (CHEM) ....................     4,000        12
 Sumitomo Electric Industries (TELE) .............     4,000        41
 Takeda Chemical Industries (HEAL) ...............     3,000        80
 TDK Corp. (COMP) ................................     1,000        74

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
-----------------------------------------------------------------------
INTERNATIONAL BALANCED PORTFOLIO
                                                                Market
               Name of Issuer                         Shares    Value
                                                               (000's)
COMMON STOCK - Continued

Japan - Continued
 Tokio Marine & Fire Insurance Co. (INSU) ........     4,000   $    41
 Tokyo Electric Power (UTIE) .....................     1,500        30
 Tonen Corp. (OILX) ..............................     3,000        16
 Toray Industries, Inc. (APPA) ...................    12,000        63
 Toshiba Corp. (ETRN) ............................    12,000        49
 Toyo Suisan Kaisha (FOOD) .......................     3,000        18
 Toyota Motor Corp. (AUTO) .......................     3,000        78
 Yamazaki Baking Co., Ltd. (FOOD) ................     2,000        18
                                                               -------
                                                                 2,245

Malaysia - 0.2%
 Berjaya Sports Toto Berhad (LEIS) ...............     3,000         4
 Kuala Lumpur Kepong Berhad (FOOD) ...............     4,000         6
 Malayan Banking Berhad (BANK) ...................     1,400         1
 Malayan Banking Berhad (BANK) ...................     1,400         1
 Malaysia International Shipping Berhad
  (TRAN) .........................................     2,000         3
 Nestle (Malaysia) Berhad (FOOD) .................     1,000         5
 Petronas Gas Berhad (UTIG) ......................     3,000         6
 Public Bank Berhad (BANK) .......................     2,600         1
 Resorts World Berhad (LEIS) .....................     2,000         2
 Rothmans of Pall Mall (Malaysia) Berhad
  (FOOD) .........................................     1,000         7
 Sime Darby Berhad (FINL) ........................     1,000         1
 Tanjong plc (LEIS) ..............................     2,000         3
 Telekom Malaysia Berhad (TELS) ..................     3,500         6
 Tenaga Nasional Berhad (UTIE) ...................     4,000         5
 UMW Holdings Berhad (DIOP) ......................     3,000         1
 YTL Corp. Berhad (DIOP) .........................     6,000         5
 YTL Power International Berhad* (UTIE) ..........     2,200         1
                                                               -------
                                                                    58

Netherlands - 3.0%
 ABN Amro Holding NV (BANK) ......................     2,845        67
 Akzo Nobel NV (CHEM) ............................       130        29
 Elsevier NV (MEDP) ..............................     2,900        44
 Heineken NV (FOOD) ..............................     1,250        49
 ING Groep NV (BANK) .............................     1,679       110
 KLM Royal Dutch Air Lines NV (TRAN) .............       407        17
 Koninklijke KPN NV (UTIT) .......................     1,436        55
 Koninklijke Nederlandsche Hoogovens NV
  (METP) .........................................       323        14
 Philips Electronics NV (ETRN) ...................       900        76
 PolyGram NV (MEDI) ..............................       500        25
 Royal Dutch Petroleum Co. - NY Shares
  (OILS) .........................................     3,800       208
 TNT Post Group NV (TRAN) ........................     1,436        37
 Unilever NV (CNSU) ..............................     1,200        95
                                                               -------
                                                                   826

New Zealand - 1.3%
 Brierley Investments, Ltd. (LEIS) ...............    71,400        35
 Carter Holt Harvey, Ltd. (PAPR) .................    34,000        30
 Fletcher Challenge Building (CONS) ..............    11,000        14
 Fletcher Challenge Energy (OILX) ................    12,000        29
 Fletcher Challenge Forests (PAPR) ...............    24,520        14
 Fletcher Challenge Paper (PAPR) .................    22,500        25
 Lion Nathan, Ltd. (FOOD) ........................     8,000        18
 Telecom Corp. of New Zealand (TELS) .............    48,000       198
                                                               -------
                                                                   363

Norway - 0.1%
 Norsk Hydro ASA (DIOP) ..........................       500        22

Singapore - 0.7%
 City Developments, Ltd. (READ) ..................     3,000         8
 DBS Land, Ltd. (REAL) ...........................     5,000         4
 Development Bank of Singapore, Ltd.
  (BANK) .........................................     1,300         7
 Elec & Eltek International Co., Ltd. (ETRN) .....     1,100         4
 Fraser & Neave, Ltd. (FOOD) .....................     1,000         3
 Keppel Corp., Ltd. - Cl. A* (DIOP) ..............     4,250         6
 Keppel Land, Ltd. (DIOP) ........................     3,000         3
 Oversea-Chinese Bank Corp., Ltd. - Cl. A
  (BANK) .........................................     4,600        16
 Rothmans Industries, Ltd. (FOOD) ................     2,000         9
 Singapore Airlines, Ltd. (TRAN) .................     5,000        23
 Singapore Press Holding, Ltd. (MEDP) ............     3,276        22
 Singapore Technology Engineering Ltd.
  (ENGI) .........................................     8,000         6
 Singapore Telecommunications, Ltd. (TELS) .......    33,000        47
 United Overseas Bank, Ltd. (BANK) ...............     9,000        28
 Venture Manufacturing. Ltd. (ETRN) ..............     2,000         4
                                                               -------
                                                                   190

Sweden - 1.7%
 ABB AB - Cl. A (MACH) ...........................     1,800        26
 Astra AB - Cl. B (HEAL) .........................     2,600        53
 Electrolux AB - Ser. B (APPL) ...................     1,200        21
 Ericsson(Lm) Telephone - Ser. B (TELE) ..........     3,500       102
 Investor AB - B Shares (FUND) ...................     1,000        58
 Nordbanken Holding (BANK) .......................     7,200        53
 Skandia Forsakrings AB (INSU) ...................     1,700        24
 Skanska AB (CONS) ...............................       700        31
 Svenska Handelsbankenn (BANK) ...................       800        37
 Swedish Match (FOOD) ............................     8,500        28
 Volvo AB (AUTO) .................................     1,700        51
                                                               -------
                                                                   484

Switzerland - 4.0%
 ABB AG* (ENGI) ..................................        34        50
 CS Holding AG (BANK) ............................       858       191
 Holderbk Fn Glarus (CONS) .......................        33        42
 Julius Baer Holding (BANK) ......................        15        47
 Nestle SA (FOOD) ................................        73       157
 Novartis AG* (HEAL) .............................       156       260
 Roche Holding AG (HEAL) .........................        18       177
 SAirgroup (TRAN) ................................        95        31
 Saurer AG (MACH) ................................        33        34

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL BALANCED PORTFOLIO
                                                                Market
               Name of Issuer                         Shares     Value
                                                                (000's)
COMMON STOCK - Continued

Switzerland - Continued
 Schweizerische
  Rueckversicherungs-Gesellschaft (INSU) .........        43   $   109
 Sulzer AG (DIOP) ................................        34        27
                                                               -------
                                                                 1,125

United Kingdom - 13.8%
 Abbey National First Capital BV (BANK) ..........     4,000        71
 B.A.T. Industries plc (FOOD) ....................    17,900       179
 Barclays Bank (BANK) ............................     4,000       115
 Bass plc (FOOD) .................................     2,053        39
 Billiton plc (META) .............................    21,000        43
 BOC Group plc (CHEM) ............................     2,000        27
 Booker plc (FOOD) ...............................    11,300        47
 British Petroleum Co. plc* (OILX) ...............    13,633       199
 British Sky Broadcast plc (MEDI) ................     6,000        43
 British Steel plc - ADR (STEE) ..................    40,800        90
 British Telecommunications plc (TELS) ...........    15,000       185
 BTR plc (DIOP) ..................................     5,687        16
 Cable & Wireless plc (TELE) .....................     3,000        36
 Cadbury Schweppes plc (FOOD) ....................     5,000        77
 Charter plc (DIOP) ..............................     6,372        67
 Coats Viyella plc (APPA) ........................    37,500        46
 Diageo plc (FOOD) ...............................     6,739        80
 FKI plc (DIOP) ..................................    20,000        58
 General Electric Co. plc (ELEQ) .................    12,400       107
 Glaxo Wellcome plc - ADR (HEAL) .................     8,300       249
 Greenalls Group (RETF) ..........................     7,000        61
 Hanson plc (CONS) ...............................     7,875        48
 Hillsdown Holdings plc (FOOD) ...................    18,000        49
 House of Fraser plc (RETS) ......................    19,000        55
 HSBC Holdings plc (BANK) ........................     5,067       129
 Inchcape plc (COMM) .............................    10,000        32
 Jefferson Smurfit Group plc (PAPR) ..............    19,000        57
 Legal & General Group plc (INSU) ................     2,500        27
 Lloyds TSB Group plc (BANK) .....................    13,000       182
 Marks & Spencer plc (RETS) ......................    17,000       155
 Mirror Group plc (MEDP) .........................    18,000        68
 National Westminster Bank plc (BANK) ............     2,500        45
 Peninsular & Oriental Steam Navigation Co.
  (TRAN) .........................................     6,654        96
 Prudential Corp. (INSU) .........................     3,000        40
 Reckitt & Colman plc - Cl. A (HNBA) .............     2,425        46
 Reed International plc (MEDP) ...................     8,000        72
 Reuters Group plc (BUSI) ........................     1,466        17
 RJB Mining plc (META) ...........................    10,500        21
 Royal & Sun Alliance Insurance Group plc
  (INSU) .........................................     4,944        51
 RTZ Corp. plc (DIOP) ............................     4,900        55
 Scottish Hydro-Electric plc (UTIE) ..............     5,900        52
 Sears plc (RETS) ................................    27,000        24
 Sedgwick Group plc (INSU) .......................    15,500        34
 SmithKline Beecham plc (HEAL) ...................    13,000       159
 Tate & Lyle (FOOD) ..............................     9,000        71
 Tesco plc (RETF) ................................     7,000        68
 Thames Water plc (AGRI) .........................     5,000        91
 Unilever (CNSU) .................................    10,000       107
 United News & Media plc (MEDP) ..................     4,000        56
 Vodafone Group plc (TELS) .......................     5,538        70
 Williams plc (DIOP) .............................     6,000        39
                                                               -------
                                                                 3,851
                                                               -------
                               TOTAL COMMON STOCK-     54.5%    15,186
PREFERRED STOCK

Australia - 0.1%
 News Corp., Ltd. (MEDI) ........................      3,000        21

Italy - 0.1%
 Fiat SpA (AUTO) ................................     15,000        38
                                                               -------
                           TOTAL PREFERRED STOCK-       0.2%        59

                                                  Par
                                                 Value
                                                (000's)

PUBLICLY-TRADED BONDS

Australia - 3.0%
 Commonwealth of Australia (GOVF)
  9.75% due 03/15/02 .............................  $    500       356
 Queensland Treasury - Global Notes (GOVA)
  8.00% due 05/14/03 .............................       680       469
                                                               -------
                                                                   825

Canada - 4.4%
 Government of Canada - Debs. (GOVF)
  4.25% due 12/01/21 ............................        735       579
 Government of Canada - Global Notes (GOVF)
  9.00% due 12/01/04 ............................        800       650
                                                               -------
                                                                 1,229

Denmark - 4.5%
 Kingdom of Denmark - Bonds (GOVF)
  8.00% due 05/15/03 .............................     3,700       616
 Kingdom of Denmark - Debs. (GOVF)
  7.00% due 12/15/04 .............................     3,800       620
                                                               -------
                                                                 1,236

France - 5.3%
 Government of France - Bonds (GOVF)
  8.25% due 02/27/04 .............................     2,870       562
  7.75% due 10/25/05 .............................     4,600       906
                                                               -------
                                                                 1,468

Germany - 9.2%
 Federal Republic of Germany - Bonds (GOVF)
  8.25% due 09/20/01 .............................     1,900     1,178
  6.00% due 06/20/16 .............................       350       214
  6.00% due 09/15/03 .............................     1,400       831
  8.00% due 07/22/02 .............................       550       346
                                                               -------
                                                                 2,569

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL BALANCED PORTFOLIO
                                                       Par      Market
               Name of Issuer                         Value      Value
                                                     (000's)    (000's)

PUBLICLY-TRADED BONDS - Continued

Italy - 2.5%
 Republic of Italy - Debs. (GOVF)
  11.00% due 06/01/03 ............................  $980,000   $   701

Netherlands - 3.7%
 Dutch Government (GOVF)
  5.75% due 02/15/07 .............................       300       158
 Government of Netherlands - Bonds (GOVF)
  7.00% due 02/15/03 .............................       710       386
 Government of Netherlands - Debs. (GOVF)
  6.50% due 04/15/03 .............................       930       497
                                                               -------
                                                                 1,041

Spain - 2.7%
 Government of Spain (GOVF)
  10.50% due 10/30/03 ............................    90,000       746

Sweden - 1.1%
 Government of Sweden - Bonds (GOVF)
  10.25% due 05/05/03 ............................     2,000       311

United Kingdom - 6.5%
 U.K. Treasury - Bonds (GOVF)
  6.75% due 11/26/04 .............................       579     1,005
  9.00% due 10/13/08 .............................       388       803
                                                               -------
                                                                 1,808
                                                               -------
                      TOTAL PUBLICLY-TRADED BONDS-      42.9%   11,934

                                                      Shares

WARRANTS

Belgium - 0.0%
 Societe Generale de Belgique - PW99 (DIOP)
  expires 11/30/99 ...............................        70         0

France - 0.0%
 AXA-UAP (INSU)
  expires 1/07/99 ................................       480         0
 Vivendi (DIOP)
  expires 5/02/01 (Cost $1)  .....................       512         1
                                                               -------
                                   TOTAL WARRANTS-       0.0%        1

RIGHTS

Germany - 0.0%
 Metro AG (RETS)
  Expires 7/2/98 .................................     1,010         0

COMMERCIAL PAPER - 1.2%
 U.S. West Commerce, Inc.
  6.1% due 07/01/98 ..............................       332       332
                                                    --------   -------
                                TOTAL INVESTMENTS-      98.8%   27,512
              Cash and Receivables, less payables-       1.2%      342
                                                    --------   -------
                                       NET ASSETS-     100.0%  $27,854
                                                    ========   =======


SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                    Market          %
         Industry                    Industry        Value      Long-Term
                                   Abbreviation    (000's)     Investments

Foreign Governmental .........         GOVF        $11,465       42.2%
Banks ........................         BANK          2,053        7.6%
Food, Beverage and
 Tobacco .....................         FOOD          1,223        4.5%
Health Care Products .........         HEAL          1,152        4.2%
Diversified Operations .......         DIOP            988        3.6%
Telecommunications
 Services ....................         TELS            978        3.6%
Insurance ....................         INSU            962        3.5%
Electronic Products and
 Services ....................         ETRN            602        2.2%
Oil and Natural Gas
 Exploration and
 Production ..................         OILX            557        2.0%
Automobile ...................         AUTO            533        2.0%
Telecommunication
 Equipment ...................         TELE            527        1.9%
Retail - Department Stores ...         RETS            510        1.9%
Government Agencies ..........         GOVA            469        1.7%
Construction .................         CONS            384        1.4%
Transportation Services ......         TRAN            366        1.3%
Chemicals ....................         CHEM            328        1.2%
Oils .........................         OILS            320        1.2%
Electric Power ...............         UTIE            306        1.1%
Media - Publishing ...........         MEDP            293        1.1%
Retail - Food ................         RETF            275        1.0%
Commercial Services ..........         COMM            267        1.0%
Media - TV / Radio ...........         MEDI            224        0.8%
Consumer - Miscellaneous .....         CNSU            219        0.8%
Electrical Equipment .........         ELEQ            215        0.8%
Machinery ....................         MACH            210        0.8%
Shoe and Apparel
 Manufacturing ...............         APPA            201        0.7%
Paper and Forest Products ....         PAPR            194        0.7%
Metals and Mining ............         META            172        0.6%
Financial Services ...........         FINL            152        0.6%
Steel ........................         STEE            152        0.6%
Automotive and Truck
 Parts .......................         AUTO            146        0.5%
Leisure and Recreation .......         LEIS            126        0.5%
Agricultural Operations ......         AGRI            104        0.4%
Computer Equipment ...........         SOFT             74        0.3%
Natural Gas Distribution .....         UTIG             63        0.2%
Engineering and
 Construction ................         ENGI             56        0.2%
Telephone ....................         UTIT             55        0.2%
Cosmetic and Personal
 Care ........................         HNBA             46        0.2%
Metals and Mining ............         METS             29        0.1%
Housing ......................         HOUS             27        0.1%
Oil - Equipment and
 Services ....................         OILE             24        0.1%
Real Estate Development ......         READ             23        0.1%
Household Appliances /
 Furnishings .................         APPL             21        0.1%
Real Estate Investment
 Trust .......................         REIT             19        0.1%
Business Services ............         BUSI             17        0.1%
Metal Production and
 Fabrication .................         METP             14        0.1%
Containers ...................         CONT             13        0.0%
Health Care Services .........         HEAS             11        0.0%
Precious/Metals/
 Gems/Stones .................         PMET             11        0.0%
Real Estate Operations .......         REAL              4        0.0%
                                                   --------     -----
                                                   $27,180      100.0%
                                                   =======      =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO


                                                                       Market
              Name of Issuer                     Shares                 Value
                                                                      (000's)
COMMON STOCK
Automobile - 2.1%
 Porsche AG - Preferred ...................         458               $ 1,321

Banks - 7.7%
 M & T Bank Corp. .........................       2,185                 1,211
 Star Banc Corp. ..........................      28,365                 1,812
 U.S. Trust Corp. .........................      25,000                 1,906
                                                                      -------
                                                                        4,929
Business Services - 0.5%
 Robert Half International, Inc.* .........       5,175                   289
Commercial Services - 11.3%
 Apollo Group, Inc. - Cl. A* ..............      99,179                 3,279
 Capita Group plc .........................     119,767                 1,034
 Gartner Group, Inc. - Cl. A ..............      17,465                   611
 HA-LO Industries, Inc.* ..................   9,550,000                   297
 ITT Educational Services, Inc. ...........      41,755                 1,347
 Snyder Communications, Inc.* .............      14,345                   631
                                                                      -------
                                                                        7,199
Computer Software and Services - 5.9%
 America Online, Inc.* ....................      11,585                 1,228
 At Home Corp. - Ser. A ...................       6,450                   305
 Cadence Design Systems, Inc.* ............      71,572                 2,237
                                                                      -------
                                                                        3,770
Electric Power - 0.9%
 AES Corp.* ...............................      11,290                   593

Electronic Products and Services - 6.7%
 Maxim Integrated Products, Inc.* .........      38,165                 1,209
 Vitesse Semiconductor Corporation* .......      99,235                 3,064
                                                                      -------
                                                                        4,273
Financial Services - 10.3%
 Capital One Financial Corp. ..............       2,935                   365
 CIT Group Holdings, Inc. - Cl. A .........   3,100,000                 3,099
 HealthCare Financial Partners, Inc.* .....      11,110                   681
 Paychex, Inc. ............................      60,315                 2,454
                                                                      -------
                                                                        6,599
Health Care Products - 9.7%
 Alza Corp.* ..............................      19,515                   844
 Incyte Pharmaceuticals, Inc.* ............       3,270                   111
 MedImmune, Inc.* .........................      23,770                 1,483
 Sepracor, Inc.* ..........................      14,935                   620
 Sofamor Danek Group, Inc.* ...............      28,820                 2,495
 Watson Pharmaceuticals, Inc.* ............      13,320                   622
                                                                      -------
                                                                        6,175
Health Care Services - 5.0%
 Omnicare, Inc. ...........................      83,660                 3,190

Insurance - 1.8%
 Progressive Corp. ........................       8,125                 1,146

Leisure and Recreation - 5.3%
 Premier Parks, Inc.* .....................      20,200                 1,346
 Royal Caribbean Cruises, Ltd. ............       9,570                   761
 SFX Entertainment, Inc. - Cl. A* .........      28,375                 1,301
                                                                      -------
                                                                        3,408
Media-Publishing - 2.7%
 Outdoor Systems, Inc.* ...................      62,590                 1,753

Media-TV/Radio -18.9%
 Capstar Broadcasting Corp. - Cl. A .......      42,090                 1,058
 Chancellor Media Corp.* ..................      50,870                 2,526
 Clear Channel Communications, Inc.* ......      10,755                 1,174
 Heftel Broadcasting Corp.* ...............      74,335                 3,326
 Jacor Communications, Inc.* ..............      20,090                 1,185
 TCA Cable TV, Inc. .......................      19,365                 1,162
 Univision Communications, Inc. - Cl. A* ..      44,933                 1,674
                                                                      -------
                                                                       12,105
Personal and Commercial Lending - 0.0%
 Newcourt Credit Group, Inc. ..............         600                    29

Retail-Department Stores - 2.2%
 Fastenal Co. .............................      12,736                   591
 MSC Industrial Direct Co., Inc.* .........      29,570                   843
                                                                      -------
                                                                        1,434
Retail-Food - 7.0%
 J.D. Wetherspoon plc .....................     387,019                 1,861
 PizzaExpress plc .........................     182,426                 2,626
                                                                      -------
                                                                        4,487
Transportation Services - 1.3%
 Ryanair Holdings plc - ADR* ..............      23,811                   848
                                                                      -------
                        TOTAL COMMON STOCK-       99.3%                63,548

                                               Par
                                              Value
                                             (000's)

PUBLICLY-TRADED BONDS

 Federal Mortgage Corp. - Disc. Note
  0.0% due 7/1/98 .........................  $      700                   700
                                             ----------               -------
                         TOTAL INVESTMENTS-     100.4%                 64,248
       Payables, less cash and receivables-     (0.4)%                   (266)
                                             ----------               -------
                                NET ASSETS-     100.0%                $63,982
                                             ==========               =======

* Non-income producing security.
ADR -American Depository Receipt
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO


                                                           Market
              Name of Issuer                   Shares      Value
                                                           (000's)
COMMON STOCK

Aerospace and Defense - 0.5%
 Allied Signal, Inc. ......................    12,700    $    564

Auto and Truck Parts - 2.2%
 General Motors Corp. .....................    11,700         782
 Genuine Parts Co. ........................    22,300         771
 TRW, Inc. ................................    12,400         677
                                                         --------
                                                            2,230
Banks - 9.1%
 Banc One Corp. ...........................    15,700         876
 BankBoston Corp. .........................    10,200         567
 Bankers Trust New York Corp. .............     6,800         789
 Chase Manhattan Corp. ....................    10,600         800
 First Union Corp. ........................    12,970         756
 Fleet Financial Group, Inc. ..............     9,700         810
 J.P. Morgan & Co., Inc. ..................     8,900       1,043
 Mellon Bank Corp. ........................    25,900       1,803
 Mercantile Bankshares Corp. ..............    10,700         373
 National City Corp. ......................     7,000         497
 PNC Bank Corp. ...........................     7,000         377
 Wells Fargo & Co. ........................     1,800         664
                                                         --------
                                                            9,355
Business Services - 1.2%
 Dun & Bradstreet Corp. ...................    17,000         614
 H & R Block, Inc. ........................    14,200         598
                                                         --------
                                                            1,212
Chemicals - 5.8%
 Dow Chemical Co. .........................    13,900       1,344
 E.I. du Pont de Nemours & Co. ............    13,400       1,000
 Eastman Chemical Co. .....................     3,700         230
 Great Lakes Chemical Corp. ...............    15,500         611
 Hercules, Inc. ...........................    19,000         781
 Imperial Chemical Industries plc - ADR ...     7,300         471
 Lubrizol Corp. ...........................    11,100         336
 Nalco Chemical Co. .......................    14,200         499
 Octel Corp. ..............................     3,875          77
 Witco Corp. ..............................    20,100         588
                                                         --------
                                                            5,937
Commercial Services - 0.7%
 R.R. Donnelley & Sons Co. ................    16,800         769

Computer Equipment - 0.4%
 Hewlett-Packard Co. ......................     7,400         443

Construction - 0.3%
 Armstrong World Industries, Inc. .........     5,100         344

Consumer - Miscellaneous - 1.0%
 Fortune Brands, Inc. .....................    16,900         650
 Tupperware Corp. .........................    13,600         382
                                                         --------
                                                            1,032
Cosmetics and Personal Care Products - 1.4%
 Bausch & Lomb, Inc. ......................    11,100         556
 International Flavors & Fragrances,
 Inc. .....................................    20,600         895
                                                         --------
                                                            1,451
Diversified Operations - 5.0%
 Cooper Industries, Inc. ..................     9,500         522
 General Electric Co. .....................    11,000       1,001
 Lonrho Africa plc ........................    13,200          16
 Lonrho plc ...............................    19,800          93
 Minnesota Mining & Manufacturing Co. .....    10,300         847
 Olin Corp. ...............................    16,100         671
 Pall Corp. ...............................    27,400         562
 PPG Industries, Inc. .....................    10,700         744
 Tomkins plc ..............................   128,400         697
                                                         --------
                                                            5,153
Electric Power - 6.4%
 Baltimore Gas & Electric Co. .............    10,500         326
 Central & South West Corp. ...............     9,200         247
 Dominion Resources, Inc. .................    12,400         505
 DQE, Inc. ................................    12,700         457
 Duke Energy Co. ..........................    14,800         877
 Entergy Corp. ............................    15,600         449
 Firstenergy Corp. ........................    24,595         756
 GPU, Inc. ................................     7,600         287
 Houston Industries, Inc. .................    20,500         633
 PacifiCorp ...............................    17,300         392
 Peco Energy Co. ..........................    15,500         453
 Southern Co. .............................    26,800         742
 Teco Energy, Inc. ........................    15,000         402
                                                         --------
                                                            6,526
Electrical Equipment - 0.7%
 Unicom Corp. .............................    20,000         701

Electronic Products and Services - 1.0%
 AMP, Inc. ................................    19,300         663
 Hubbell, Inc. - Cl. B ....................     9,100         379
                                                         --------
                                                            1,042
Food, Beverage and Tobacco - 7.9%
 Anheuser-Busch Cos., Inc. ................    23,300       1,100
 Brown-Forman Corp. .......................    10,000         643
 General Mills, Inc. ......................    15,200       1,039
 H.J. Heinz Co. ...........................    11,700         657
 Kellogg Co. ..............................    12,400         466
 McCormick & Co., Inc. ....................    21,900         782
 Philip Morris Cos., Inc. .................    31,500       1,240
 Quaker Oats Co. ..........................    14,400         791
 RJR Nabisco Holdings Corp. ...............    19,700         468
 Sara Lee Corp. ...........................     3,700         207
 UST, Inc. ................................    26,200         707
                                                         --------
                                                            8,100
Government Agencies - 0.9%
 Federal National Mortgage Assoc. .........    15,200         923

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO

                                                                    Market
              Name of Issuer                 Shares                 Value
                                                                   (000's)
COMMON STOCK - Continued

Health Care Products - 5.5%
 Abbott Laboratories ....................    14,400                $   589
 American Home Products Corp.* ..........    29,600                  1,532
 Amgen, Inc.* ...........................     4,600                    301
 Baxter International, Inc. .............     5,800                    312
 Johnson & Johnson ......................     4,200                    310
 Pharmacia & Upjohn, Inc. ...............    26,800                  1,236
 U.S. Surgical Corp. ....................    22,300                  1,017
 Smith & Nephew plc .....................   114,700                    287
                                                                   -------
                                                                     5,584
Household Appliances / Furnishings - 0.7%
 Whirlpool Corp. ........................    11,000                    756

Insurance - 5.8%
 American General Corp. .................    13,100                    933
 EXEL, Ltd. .............................     8,700                    677
 Hilb, Rogal & Hamilton Co. .............       600                      9
 Lincoln National Corp. .................     6,400                    585
 Safeco Corp. ...........................    19,400                    881
 St. Paul Cos., Inc. ....................    29,152                  1,226
 Transamerica Corp. .....................     5,400                    622
 Travelers Group, Inc. ..................    11,750                    712
 Willis Corroon Group plc ...............    25,800                    324
                                                                   -------
                                                                     5,969
Leisure and Recreation - 1.4%
 Eastman Kodak Co. ......................    13,500                    986
 Hilton Hotels Corp. ....................    15,300                    436
                                                                   -------
                                                                     1,422
Media - Publishing - 1.9%
 Dow Jones & Co., Inc. ..................    11,400                    635
 Knight-Ridder, Inc. ....................    16,600                    914
 Readers Digest Association,
  Inc. - Cl. A ..........................    15,100                    410
                                                                   -------
                                                                     1,959
Metals and Mining - 1.1%
 Inco, Ltd. .............................    19,900                    271
 Phelps Dodge Corp. .....................     7,000                    401
 Reynolds Metals Co. ....................     8,100                    453
                                                                   -------
                                                                     1,125
Oil and Natural Gas Exploration and
 Production - 11.6%
 Amerada Hess Corp. .....................    14,300                    777
 Amoco Corp. ............................    33,800                  1,407
 Atlantic Richfield Co. .................    17,000                  1,328
 British Petroleum Co. plc - ADR ........     7,000                    618
 Chevron Corp. ..........................    15,400                  1,279
 Exxon Corp. ............................    22,300                  1,590
 Mobil Corp. ............................    14,800                  1,134
 Occidental Petroleum Corp. .............    20,900                    564
 Phillips Petroleum Co. .................     9,500                    458
 Royal Dutch Petroleum Co. - NY Shares ..    14,000                    767
 Texaco, Inc. ...........................    19,100                  1,140
 Unocal Corp. ...........................     9,300                    333
 USX-Marathon Group .....................    14,200                    487
                                                                   -------
                                                                    11,882
Paper and Forest Products - 2.9%
 Consolidated Papers, Inc. ..............    20,900                    570
 Georgia Pacific Corp. ..................     5,000                    295
 Georgia Pacific Corp.* .................     3,100                     71
 International Paper Co. ................    11,000                    473
 Kimberly-Clark Corp. ...................    17,300                    794
 Union Camp Corp. .......................    15,100                    749
                                                                   -------
                                                                     2,952
Pollution Control - 1.5%
 Browning-Ferris Industries, Inc. .......    19,700                    685
 Waste Management, Inc. .................    24,400                    854
                                                                   -------
                                                                     1,539
Precious Metals/Gems/Stones - 0.4%
 Newmont Mining Corp. ...................    19,700                    465

Real Estate Investment Trust - 2.9%
 Crescent Real Estate Equities, Inc. ....    16,400                    551
 Security Capital Pacific Trust .........     9,600                    216
 Simon DeBartolo Group, Inc. ............    26,796                    871
 Starwood Hotels & Resorts ..............    23,429                  1,132
 Weingarten Realty Investors ............     4,700                    197
                                                                   -------
                                                                     2,967
Real Estate Operations - 0.2%
 Rouse Co. ..............................     5,600                    176

Retail - Department Stores - 1.3%
 J.C. Penney, Inc. ......................    11,200                    810
 May Department Stores Co. ..............     7,900                    517
                                                                   -------
                                                                     1,327
Shoe and Apparel Manufacturing - 0.1%
 Unifi, Inc. ............................     2,500                     86

Steel - 0.4%
 USX-US Steel Group, Inc. ...............    11,400                    376

Telecommunication Services - 1.0%
 BCE, Inc. ..............................    14,300                    610
 Frontier Corp. .........................    13,800                    435
                                                                   -------
                                                                     1,045
Telephone - 7.1%
 Alltel Corp. ...........................    31,900                  1,483
 AT&T Corp. .............................    17,100                    977
 Bell Atlantic Corp. ....................    17,600                    803
 BellSouth Corp. ........................    11,200                    752
 GTE Corp. ..............................    20,000                  1,112
 SBC Communications, Inc. ...............    28,066                  1,123

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO

                                                             Market
              Name of Issuer                   Shares        Value
                                                            (000's)
COMMON STOCK - CONTINUED

Telephone - Continued
 Southern New England
  Telecommunications Corp. ..............       8,100     $    531
 U.S. West, Inc. ........................       9,700          456
                                                          --------
                                                             7,237
Transportation Services - 3.2%
 Alexander & Baldwin, Inc. ..............       6,500          189
 Burlington Northern Santa Fe ...........       5,300          520
 GATX Corp. .............................       8,800          386
 Norfolk Southern Corp. .................      39,300        1,172
 Union Pacific Corp. ....................      23,500        1,037
                                                          --------
                                                             3,304
                                                          --------
                      TOTAL COMMON STOCK-       93.5%       95,953

                                                 Par
                                                Value
                                               (000's)
PUBLICLY-TRADED BONDS - 0.7%
 U.S. Treasury - Notes
  5.75% due 08/15/03 ....................      $  150          151
  5.87% due 11/15/99 ....................         200          201
  6.5% due 05/31/01 .....................         200          205
  7.0% due 07/15/06 .....................         150          164
                                                          --------
                                                               721
COMMERCIAL PAPER - 5.6%
 Ciesco L Puerto
  5.51% due 07/22/98 ....................         855          852
 Ciesco L.P. ............................
  5.5% due 07/20/98 .....................         275          274
 Kellogg Co. ............................
  5.51% due 07/24/98 ....................       2,390        2,382
 Merck & Co., Inc. ......................
  6.1% due 07/01/98 .....................         242          242
 Province De Quebec
  5.5% due 08/24/98 .....................       2,000        1,984
                                                          --------
                                                             5,734
                                              -------     --------
                        TOTAL INVESTMENTS-      99.8%      102,408
      Cash and Receivables, less payables-       0.2%          177
                                              -------     --------
                               NET ASSETS-     100.0%     $102,585
                                              =======     ========
ADR-American Depository Receipt
* Non-income producing security.
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO


                                                         Par           Market
                 Name of Issuer                         Value          Value
                                                       (000's)        (000's)
COMMERCIAL PAPER
Automobile - 3.2%
 American Honda Finance Corp.
  5.52% due 07/09/98 ..........................       $  3,000       $  2,996
  5.53% due 09/11/98 ..........................          2,803          2,772
 BMW U.S. Capital Corp.
  6.4% due 07/01/98 ...........................          3,000          3,000
                                                                     --------
                                                                        8,768
Banks - 14.1%
 Banco Nacional De Mexico SA
  5.38% due 07/21/98 ..........................          1,200          1,196
  5.4% due 07/21/98 ...........................          3,800          3,789
 BT Bank of Canada
  5.61% due 08/19/98 ..........................         10,000         10,067
 Commonwealth Bank of Australia
  5.45% due 10/19/98 ..........................          3,000          2,950
 Den Danske Corp.
  5.48% due 09/28/98 ..........................          1,634          1,612
  5.51% due 08/10/98 ..........................          2,950          2,932
  5.51% due 08/10/98 ..........................          2,617          2,601
 Deutsche Bank Finance, Inc.
  5.63% due 07/08/98 ..........................          3,000          2,997
 National Bank of Canada
  5.7% due 03/05/99 ...........................          5,000          5,091
 Westpac Banking Corp. NY - Deposit Notes
  5.66% due 03/22/99 ..........................          5,000          5,079
                                                                     --------
                                                                       38,314
Brokerage and Investment Management - 14.3%
 Goldman Sachs Group
  5.68% due 03/26/99 ..........................          7,000          7,006
 Lehman Brothers, Inc.
  7.62% due 08/01/98 ..........................          1,000          1,033
 Preferred Receivables Funding Corp.
  5.52% due 08/05/98 ..........................          2,000          1,989
  5.55% due 10/05/98 ..........................          6,000          5,912
 Prudential Funding Corp.
  5.51% due 10/14/98 ..........................         10,000          9,840
 Salomon Smith Barney Hldgs
  5.45% due 07/07/98 ..........................          5,000          4,995
  5.49% due 07/09/98 ..........................          3,000          2,996
  5.51% due 07/06/98 ..........................          5,000          4,996
                                                                     --------
                                                                       38,767
Chemicals - 3.4%
 Formosa Plastics Corp. A
  5.52% due 09/16/98 ..........................          4,245          4,195
 Formosa Plastics Corp. B
  5.54% due 09/25/98 ..........................          5,000          4,934
                                                                     --------
                                                                        9,129
Diversified Operations - 2.2%
 American Petrofina Holding Co.
  5.6% due 09/11/98 ...........................          6,000          5,933
Electric Power - 1.8%
 General Electric Credit Capital of Puerto Rico
  5.51% due 08/12/98 ..........................          5,000          4,968
Financial Services - 47.7%
 Alpine Securitization
  5.52% due 07/15/98 ..........................          2,000          1,996
  5.53% due 07/23/98 ..........................          3,000          2,990
  5.54% due 07/23/98 ..........................          1,300          1,296
 Assets Securitization Corp.
  5.52% due 08/06/98 ..........................          3,977          3,955
  5.52% due 08/18/98 ..........................          6,000          5,957
 Beneficial Corp.
  5.5% due 07/20/98 ...........................          5,000          4,985
  5.54% due 08/12/98 ..........................          3,500          3,477
 Chevron UK Investment PLC
  5.48% due 09/23/98 ..........................          1,000            987
 Citibank Cd
  5.62% due 09/30/98 ..........................         10,000         10,048
 Enterprise Funding Corp.
  5.5% due 07/15/98 ...........................          1,297          1,294
  5.5% due 08/28/98 ...........................          1,321          1,309
  5.53% due 08/13/98 ..........................          3,002          2,982
  5.54% due 08/07/98 ..........................          1,200          1,193
  5.55% due 07/06/98 ..........................          2,000          1,998
 Falcon Asset Securitization Corp.
  5.53% due 07/20/98 ..........................          1,716          1,711
  5.53% due 08/03/98 ..........................          5,452          5,425
 Ford Motor Credit Co.
  6.0% due 07/02/98 ...........................          1,532          1,532
 General Electric Capital Corp.
  5.52% due 09/24/98 ..........................          1,000            987
 Greenwich Funding Corp.
  5.5% due 07/23/98 ...........................          1,193          1,189
  5.55% due 12/18/98 ..........................          2,787          2,714
  5.56% due 07/01/98 ..........................          1,608          1,608
 Lehman Brothers Holdings
  5.4% due 07/17/98 ...........................          1,500          1,496
  5.5% due 09/18/98 ...........................          1,500          1,482
  5.51% due 08/17/98 ..........................          4,000          3,971
  5.55% due 07/13/98 ..........................          4,000          3,993
  5.56% due 08/25/98 ..........................          1,500          1,487
 Merrill Lynch & Co., Inc.
  5.43% due 10/15/98 ..........................            382            376
  5.49% due 07/24/98 ..........................          2,000          1,993
  5.52% due 09/15/98 ..........................            935            924
  5.52% due 10/30/98 ..........................          2,940          2,885
  5.53% due 09/01/98 ..........................          1,399          1,386
  5.53% due 09/23/98 ..........................          5,000          4,935
  5.55% due 07/27/98 ..........................          1,221          1,216
 Monte Rosa Capital Corp.
  5.54% due 09/11/98 ..........................          1,541          1,524
  5.55% due 08/11/98 ..........................          5,000          4,968
  5.57% due 08/27/98 ..........................          3,013          2,986
  5.6% due 08/28/98 ...........................          3,500          3,468

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO


                                                         Par            Market
                Name of Issuer                          Value           Value
                                                       (000's)         (000's)
COMMERCIAL PAPER - CONTINUED
Financial Services - Continued
 Pemex Capital, Inc.
  5.52% due 09/18/98 .........................        $ 10,000        $  9,880
 Rabobank USA Financial Corp.
  5.5% due 10/20/98 ..........................           2,000           1,966
 Sigma Finance Corp.
  5.59% due 07/17/98 .........................             655             653
  5.59% due 08/07/98 .........................             480             477
  5.59% due 08/28/98 .........................             636             630
 Sigma Finance, Inc.
  5.49% due 07/07/98 .........................           3,000           2,997
  5.51% due 09/30/98 .........................           2,388           2,355
  5.53% due 08/25/98 .........................           1,455           1,443
  5.54% due 09/30/98 .........................           1,112           1,096
 Twin Towers, Inc.
  5.49% due 07/10/98 .........................             928             927
  5.54% due 07/13/98 .........................           4,107           4,099
  5.54% due 07/17/98 .........................           2,000           1,995
  5.63% due 08/07/98 .........................           2,000           1,988
                                                                      --------
                                                                       129,229
Foreign - 1.1%
 Svenska Handelbanken, Inc.
  5.52% due 09/23/98 .........................           1,000             987
  5.53% due 07/29/98 .........................           2,000           1,992
                                                                      --------
                                                                         2,979
Personal and Commercial Lending - 5.6%
 Paccar Financial Corp.
  5.42% due 08/05/98 .........................           5,000           4,974
 Royal Bank of Canada
  5.63% due 02/26/99 .........................          10,000          10,191
                                                                      --------
                                                                        15,165
Retail - Department Stores - 4.0%
 JC Penney Funding Corp.
  5.5% due 08/03/98 ..........................           3,804           3,785
 Sears, Roebuck Acceptance Corp.
  5.52% due 08/24/98 .........................           7,000           6,942
                                                                      --------
                                                                        10,727
Transportation Services - 2.6%
 Chevron Transport Corp.
  5.47% due 09/17/98 .........................           2,085           2,060
  5.52% due 07/23/98 .........................           5,000           4,983
                                                                      --------
                                                                         7,043
                                                                      --------
                       TOTAL COMMERCIAL PAPER-          100.0%         271,022
                                                        ------        --------
                            TOTAL INVESTMENTS-          100.0%         271,022
         Payables, less cash and receivables -            0.0%             (74)
                                                        ------        --------
                                   NET ASSETS-          100.0%        $270,948
                                                        ======        ========
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO


                                                                   Market
               Name of Issuer                        Shares         Value
                                                                   (000's)
COMMON STOCK

Auto and Truck Parts - 2.7%
 AutoZone, Inc.* ...........................         60,000        $ 1,916
 Lear Corp.* ...............................         14,000            719
                                                                   -------
                                                                     2,635
Chemicals - 6.9%
 Cabot Corp. ...............................         50,300          1,625
 Millenium Chemicals, Inc. .................         59,500          2,016
 Morton International, Inc. ................         51,700          1,293
 Praxair, Inc. .............................         41,700          1,952
                                                                   -------
                                                                     6,886
Commercial Services - 3.1%
 ACNielson Corp.* ..........................         52,700          1,331
 R.R. Donnelley & Sons Co. .................         37,300          1,706
                                                                   -------
                                                                     3,037
Computer Equipment - 1.7%
 Quantum Corp. .............................         79,100          1,641

Containers - 4.0%
 Crown Cork & Seal Co., Inc. ...............         52,000          2,470
 Owens-Illinois, Inc.* .....................         32,900          1,472
                                                                   -------
                                                                     3,942
Diversified Operations - 6.7%
 Coltec Industries* ........................         71,100          1,413
 Corning, Inc. .............................         22,100            768
 Eaton Corp. ...............................         14,000          1,089
 Raychem Corp. .............................         64,800          1,916
 Tenneco, Inc. .............................         38,000          1,446
                                                                   -------
                                                                     6,632
Electrical Equipment - 1.3%
 Unicom Corp. ..............................         37,000          1,297

Electronic Products and Services - 9.5%
 International Game Technology .............         40,000            970
 KLA Instruments Corp.* ....................         71,400          1,977
 Millipore Corp. ...........................         21,300            580
 National Semiconductor Corp.* .............         90,800          1,198
 Sunstrand Corp. ...........................         25,900          1,483
 Teradyne, Inc.* ...........................         63,000          1,685
 Varian Associates, Inc. ...................         39,900          1,556
                                                                   -------
                                                                     9,449
Financial Services - 1.5%
 Heller Financial, Inc. ....................         51,000          1,530

Food, Beverage and Tobacco - 1.9%
 UST, Inc. .................................         70,200          1,895

Health Care Services - 4.9%
 Biogen, Inc.* .............................         58,500          2,867
 Wellpoint Health Networks, Inc. ...........         27,500          2,035
                                                                   -------
                                                                     4,902
Insurance - 8.4%
 Ace, Ltd.* ................................         40,000          1,560
 EXEL, Ltd. ................................         38,900          3,027
 Orion Capital Corp. .......................         42,600          2,380
 PartnerRe, Ltd.* ..........................         26,400          1,346
                                                                   -------
                                                                     8,313
Leisure and Recreation - 4.8%
 Host Marriott Corp.* ......................        166,700          2,969
 Mirage Resorts, Inc. ......................         86,000          1,833
                                                                   -------
                                                                     4,802
Machinery - 1.2%
 McDermott International, Inc. .............         35,000          1,205

Media - 1.5%
 E.W. Scripps Co. - Cl. A ..................         27,300          1,496

Media - Publishing - 1.3%
 Knight-Ridder, Inc. .......................         24,300          1,338

Oil - Equipment and Services - 5.0%
 Cooper Cameron Corp.* .....................         33,400          1,704
 Noble Affiliates, Inc. ....................         31,900          1,212
 Tosco Corp. ...............................         69,000          2,027
                                                                   -------
                                                                     4,943
Oil and Natural Gas Exploration and
 Production - 3.2%
 Eex Corp. .................................        100,000            938
 Oryx Energy Co.* ..........................        101,800          2,252
                                                                   -------
                                                                     3,190
Paper and Forest Products - 5.3%
 Mead Corp. ................................         44,400          1,410
 Temple-Inland, Inc. .......................         32,900          1,772
 Union Camp Corp. ..........................         41,300          2,050
                                                                   -------
                                                                     5,232
Personal and Commercial Lending - 2.3%
 SLM Holding Corp. .........................         46,600          2,284

Real Estate Development - 1.8%
 Catellus Development Corp.* ...............        102,700          1,817

Retail - Department Stores - 5.3%
 Consolidated Stores Corp. .................         50,000          1,813
 Footstar, Inc.* ...........................              1
 Harcourt General, Inc. ....................         57,500          3,421
                                                                   -------
                                                                     5,234
Retail - Drug Stores - 0.7%
 Duane Reade, Inc.* ........................         23,600            708

Shoe and Apparel Manufacturing - 1.6%
 Unifi, Inc. ...............................         46,600          1,596

Steel - 2.3%
 AK Steel Holding Corp. ....................         77,200          1,380

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO

                                                                  Market
               Name of Issuer                       Shares         Value
                                                                  (000's)
COMMON STOCK - Continued

Steel - Continued
 Nucor Corp. ...............................        19,400       $   892
                                                                 -------
                                                                   2,272
Transportation Services - 3.3%
 Continental Airlines, Inc. - Cl. B* .......        24,200         1,473
 FDX Corp. .................................        28,000         1,757
                                                                 -------
                                                                   3,230
                                                                 -------
                         TOTAL COMMON STOCK-         92.2%        91,506

                                                     Par
                                                    Value
                                                   (000's)
SHORT-TERM INVESTMENTS - 7.8%

 Investment in joint trading account (Note B)
  5.88% due 07/01/98 .......................      $  7,724         7,724
                                                  --------       -------
                           TOTAL INVESTMENTS-       100.0%        99,230
         Payables, less cash and receivables-         0.0%           (15)
                                                  --------       -------
                                  NET ASSETS-       100.0%       $99,215
                                                  ========       =======
* Non-income producing security.

See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
DIVERSIFIED MID CAP GROWTH PORTFOLIO

                                                                 Market
             Name of Issuer                        Shares        Value
                                                                 (000's)
COMMON STOCK

Auto and Truck Parts - 0.8%
 Tower Automotive, Inc.* .................         42,300       $  1,814

Banks - 6.9%
 Charter One Financial, Inc. .............         66,400          2,237
 First American Corp. ....................         47,000          2,262
 Northern Trust Corp. ....................         30,400          2,318
 Regions Financial Corp. .................         52,600          2,160
 Republic New York Corp. .................         37,000          2,329
 Sovereign Bancorp, Inc. .................        126,000          2,059
 TCF Financial Corp. .....................         65,900          1,944
                                                                --------
                                                                  15,309

Brokerage and Investment Management - 1.0%
 T. Rowe Price Associates, Inc. ..........         61,000          2,291

Business Services - 1.3%
 Interim Services, Inc. ..................         87,600          2,814

Commercial Services - 3.1%
 Avis Rental A Car, Inc.* ................        103,750          2,568
 Gartner Group, Inc. - Cl. A .............         70,000          2,450
 Lamar Advertising Co.* ..................         49,000          1,758
                                                                --------
                                                                   6,776

Computer Equipment - 1.7%
 Lexmark International Group, Inc. -
 Cl. A* ..................................         51,100          3,117
 Quantum Corp. ...........................         26,500            550
                                                                --------
                                                                   3,667

Computer Software and Services - 13.6%
 Aspen Technologies, Inc.* ...............         41,200          2,081
 BEA Systems, Inc. .......................        126,225          2,895
 Cambridge Technology Partners ...........         44,600          2,436
 Citrix Systems, Inc.* ...................         35,200          2,407
 Compuware Corp.* ........................         42,300          2,162
 EMC Corp.* ..............................         43,000          1,927
 Excite, Inc.* ...........................         28,060          2,624
 Keane, Inc.* ............................         65,500          3,668
 Network Associates, Inc. ................         63,700          3,050
 Saville Systems Ireland plc - ADR* ......         53,700          2,692
 SunGard Data Systems, Inc. ..............         16,000            614
 Unisys Corp.* ...........................        128,375          3,626
                                                                --------
                                                                  30,182

Consumer -  Miscellaneous - 1.9%
 Personnel Group of America, Inc. ........        106,900          2,138
 Select Appointments Holdings Public
  Ltd., Co. - ADR ........................         71,700          2,115
                                                                --------
                                                                   4,253

Containers - 0.8%
 EarthShell Corp. ........................         18,500            180
 Owens-Illinois, Inc.* ...................         36,800          1,647
                                                                --------
                                                                   1,827

Diversified Operations - 0.5%
 Ruddick Corp. ...........................         63,000          1,142

Electronic Products and Services - 4.8%
 Artesyn Technologies, Inc. ..............         86,500          1,384
 Berg Electronics Corp.* .................        135,300          2,647
 Jabil Circuit, Inc.* ....................         65,775          2,174
 Sterling Commerce, Inc.* ................         48,800          2,367
 Waters Corp. ............................         34,900          2,057
                                                                --------
                                                                  10,629

Financial Services - 2.1%
 CIT Group, Inc. - Cl. A* ................         56,400          2,115
 CMAC Investment Corp. ...................         41,000          2,521
                                                                --------
                                                                   4,636

Food, Beverage and Tobacco - 2.3%
 Aurora Foods, Inc. ......................         62,800          1,327
 International Home Foods, Inc.* .........         65,500          1,490
 Suiza Foods Corp.* ......................         38,525          2,299
                                                                --------
                                                                   5,116

Health Care Products - 7.1%
 Dura Pharmaceuticals, Inc. ..............         51,000          1,141
 Elan Corp. plc* .........................         34,200          2,200
 Forest Laboratories, Inc.* ..............         87,000          3,110
 Mylan Laboratories, Inc. ................         91,225          2,743
 Rexall Sundown, Inc.* ...................         70,500          2,485
 Sofamor Danek Group, Inc.* ..............         19,200          1,662
 Twinlab Corp. ...........................         55,900          2,442
                                                                --------
                                                                  15,783

Health Care Services - 5.0%
 Genesis Health Ventures, Inc.* ..........         40,500          1,013
 Genzyme Corp. ...........................         79,000          2,019
 Health Care & Retirement Corp.* .........          7,600            300
 Health Management Associates, Inc. -
  Cl. A* .................................         63,800          2,133
 HEALTHSOUTH Corp.* ......................         40,000          1,067
 Manor Care, Inc. ........................         21,950            844
 Omnicare, Inc. ..........................         45,360          1,724
 Quorum Health Group, Inc. ...............         71,600          1,897
                                                                --------
                                                                  10,997

Household Appliances/Furnishings - 1.9%
 Furniture Brands International, Inc.* ...         73,000          2,049
 Leggett & Platt, Inc. ...................         84,200          2,105
                                                                --------
                                                                   4,154

Insurance - 8.5%
 Ace, Ltd.* ..............................         60,600          2,363
 Allmerica Financial Corp. ...............         42,000          2,730
 Executive Risk, Inc. ....................         33,000          2,434
 Life Re Corp. ...........................         29,100          2,386
 Mid Ocean, Ltd. .........................         27,200          2,135
 Mutual Risk Management, Ltd. ............         64,900          2,365

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
DIVERSIFIED MID CAP GROWTH PORTFOLIO

                                                                       Market
             Name of Issuer                              Shares        Value
                                                                       (000's)
COMMON STOCK - CONTINUED

Insurance - Continued
 ReliaStar Financial Corp. .....................         52,000       $  2,496
 Selective Insurance Group .....................         41,900            939
 Vesta Insurance Group, Inc. ...................         40,000            853
                                                                      --------
                                                                        18,701

Leisure and Recreation - 0.4%
 Hasbro, Inc. ..................................         22,850            898

Media - Publishing - 2.5%
 Central Newspapers, Inc. ......................         32,000          2,232
 Outdoor Systems, Inc.* ........................        115,950          3,247
                                                                      --------
                                                                         5,479

Media - TV/Radio - 3.1%
 Clear Channel Communications, Inc.* ...........         21,000          2,292
 Sinclair Broadcast Group, Inc. ................         89,900          2,585
 Univision Communications, Inc. - Cl. A* .......         51,500          1,918
                                                                      --------
                                                                         6,795

Natural Gas Distribution - 3.0%
 Columbia Energy Group, Inc. ...................         44,250          2,461
 KN Energy, Inc. ...............................         42,000          2,276
 Questar Corp. .................................        102,000          2,002
                                                                      --------
                                                                         6,739

Oil - Equipment and Services - 1.1%
 BJ Services Co.* ..............................         36,000          1,046
 Cooper Cameron Corp.* .........................         26,000          1,326
                                                                      --------
                                                                         2,372

Oil and Natural Gas Exploration and Production - 2.2%
 El Paso Natural Gas Co. .......................         28,500          1,090
 MCN Energy Group, Inc. ........................         59,000          1,468
 Mitchell Energy & Development Corp. -
  Cl. A ........................................         73,050          1,461
 Santa Fe International Corp. ..................         30,000            907
                                                                      --------
                                                                         4,926

Pollution Control - 1.0%
 USA Waste Services, Inc.* .....................         45,225          2,233

Real Estate Investment Trust - 3.3%
 Felcor Suite Hotels, Inc. .....................         61,000          1,914
 Spieker Properties, Inc. ......................         47,800          1,852
 Starwood Hotels & Resorts .....................         37,900          1,831
 Vornado Realty Trust ..........................         41,100          1,631
                                                                      --------
                                                                         7,228

Retail - Department Stores - 3.5%
 Costco Cos., Inc.* ............................         17,400          1,097
 Fred Meyer, Inc.* .............................         54,300          2,308
 OfficeMax, Inc. ...............................        133,000          2,195
 Pier 1 Imports, Inc. ..........................         90,100          2,151
                                                                      --------
                                                                         7,751

Retail - Drug Stores - 2.0%
 CVS Corp. .....................................         60,000          2,336
 Rite Aid Corp. ................................         57,700          2,168
                                                                      --------
                                                                         4,504

Retail - Food - 1.0%
 Safeway, Inc.* ................................         52,600          2,140

Telecommunication Services - 6.0%
 ICG Communications, Inc. ......................         71,600          2,618
 Intermedia Communications, Inc.* ..............         66,400          2,785
 McLeodUSA, Inc. - Cl. A* ......................         64,200          2,496
 Nextlink Communications, Inc.* ................         92,000          3,484
 Tel-Save Holdings, Inc.* ......................        120,600          1,779
                                                                      --------
                                                                        13,162

Telecommunications Equipment - 2.2%
 Advanced Fibre Communications* ................         37,700          1,510
 American Tower Corp. - Cl. A ..................         49,000          1,222
 Ascend Communications, Inc. ...................         42,300          2,097
                                                                      --------
                                                                         4,829
                                                                      --------
                             TOTAL COMMON STOCK-          94.6%        209,147

                                                          Par
                                                         Value
                                                        (000's)
JOINT REPURCHASE AGREEMENT - 5.6%

 Investment in joint repurchase agreement
  with Swiss Bank Corp. dated 6/30/98
  5.75% due 07/01/98 ...........................       $ 12,406         12,407
                                                       --------       --------
                              TOTAL INVESTMENTS-        100.2 %        221,554
            Payables, less cash and receivables-         (0.2)%           (511)
                                                       --------       --------
                                     NET ASSETS-        100.0 %       $221,043
                                                       ========       ========

* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
BOND INDEX PORTFOLIO


                                                        Par          Market
                Name of Issuer                         Value         Value
                                                      (000's)       (000's)
PUBLICLY-TRADED BONDS

Aerospace and Defense - 0.8%
 Raytheon Co. - Notes
  6.75% due 08/15/07 .........................        $  200       $   206

Banks - 3.4%
 First Union Corp. - Sub. Notes
  8.12% due 06/24/02 .........................           230           246
 Interamerican Development Bank - Debs.
  8.50% due 03/15/11 .........................           200           247
 National City Bank Pittsburgh - Sub. Notes
  7.25% due 10/21/11 .........................            50            54
 NationsBank Corp. - Sub. Notes
  6.50% due 03/15/06 .........................           150           153
 Wells Fargo & Co. - Sub. Notes
  6.87% due 04/01/06 .........................           150           156
                                                                   -------
                                                                       856
Chemicals - 1.3%
 ICI Wilmington - Debs.
  8.75% due 05/01/01 .........................           300           321

Computer Equipment - 0.4%
 IBM Corp. - Debs.
  7.00% due 10/30/25 .........................           100           107

Diversified Operations - 1.5%
 General Electric Capital Corp. - Debs.
  8.75% due 05/21/07 .........................           150           178
 Tenneco Corp. - Debs.
  10.20% due 03/15/08 ........................           150           195
                                                                   -------
                                                                       373
Electric Power - 1.2%
 Duke Energy Co.
  6.75% due 08/01/25 .........................           100            98
 Florida Power & Light Co.
  7.75% due 02/01/23 .........................            50            52
 Virginia Electric + Power Co.
  7.62% due 07/01/07 .........................           150           164
                                                                   -------
                                                                       314
Financial Services - 6.5%
 Citicorp Capital II - Bonds
  8.01% due 02/15/27 .........................           100           109
 Commercial Credit Co.
  5.90% due 09/01/03 .........................           150           149
 Dean Witter Discover - Notes
  6.87% due 03/01/03 .........................           200           206
 Ford Capital B.V. - Debs.
  9.50% due 06/01/10 .........................           150           188
 Golden West Financial Corp. - Sub. Notes
  6.70% due 07/01/02 .........................           150           153
 KFW International Finance - Debs.
  9.12% due 05/15/01 .........................           300           326
 Merrill Lynch & Co. - Notes
  8.00% due 06/01/07 .........................           200           225
 Santander Finance Issuances
  6.80% due 07/15/05 .........................           200           205
 Torchmark Corp. - Debs.
  8.25% due 08/15/09 .........................           100           114
                                                                   -------
                                                                     1,675
Food, Beverage and Tobacco - 0.9%
 Coca Cola Enterprises - Debs.
  8.50% due 02/01/22 .........................           100           123
 Philip Morris - Debs.
  8.25% due 10/15/03 .........................           100           108
                                                                   -------
                                                                       231
Foreign Governmental - 1.6%
 Province of Manitoba - Debs.
  6.87% due 09/15/02 .........................           200           206
 Province of Ontario
  8.00% due 10/17/01 .........................           200           212
                                                                   -------
                                                                       418
Government Agencies - 11.6%
 Federal Home Loan Mortgage Corp. - Bonds
  7.10% due 04/10/07 .........................         1,500         1,630
 Federal Home Loan Mortgage Corp. - Notes
  5.75% due 07/15/03 .........................           200           200
 Federal National Mortgage Association - Notes
  8.35% due 11/10/99 .........................         1,000         1,023
 Hydro-Quebec
  8.40% due 01/15/22 .........................           100           122
                                                                   -------
                                                                     2,975
Household Appliances / Furnishings - 0.5%
 Fortune Brands, Inc. - Debs.
  7.87% due 01/15/23 .........................           100           116

Insurance - 0.4%
 Aetna Services, Inc.
  7.62% due 08/15/26 .........................           100           108

Media - TV / Radio - 0.4%
 News America Holdings - Debs.
  7.70% due 10/30/25 .........................           100           107

Metals and Mining - 0.8%
 Noranda, Inc. - Debs.
  7.00% due 07/15/05 .........................           200           203

Natural Gas Distribution - 0.8%
 Enron Corp. - Notes
  6.75% due 09/15/04 .........................           100           103
 Tennessee Gas Pipeline - Bonds
  7.50% due 04/01/17 .........................           100           109
                                                                   -------
                                                                       212
Oil - 0.5%
 Tosco Corp. - Notes
  7.62% due 05/15/06 .........................           115           124

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
BOND INDEX PORTFOLIO

                                                       Par           Market
                Name of Issuer                        Value          Value
                                                     (000's)        (000's)
PUBLICLY-TRADED BONDS - Continued

Oil and Natural Gas Exploration and
 Production - 0.7%
 Occidental Petroleum - Sr. Notes
  10.12% due 11/15/01 .......................        $   155        $   173

Paper and Forest Products - 0.5%
 Bowater, Inc. - Debs.
  9.00% due 08/01/09 ........................            100            121

Personal and Commercial Lending - 1.5%
 General Motors Acceptance
  9.62% due 12/15/01 ........................            350            389

Pollution Control - 0.6%
 Waste Management, Inc. - Sr. Notes
  7.00% due 10/01/04 ........................            150            155

Retail - Department Stores - 0.4%
 Wal-Mart Stores - Debs.
  6.75% due 10/15/23 ........................            100            106

Retail - Drug Stores - 1.2%
 Rite Aid Corp. - Notes
  6.70% due 12/15/01 ........................            300            306
                                                                    -------
                                                                        306
Shoe and Apparel Manufacturing - 0.4%
 Gap, Inc. - Notes
  6.90% due 09/15/07 ........................            100            104

Telecommunication Services - 0.4%
 Bellsouth Telecommunications - Debs.
  7.00% due 10/01/25 ........................            100            108

Telephone - 2.2%
 GTE South, Inc. - Debs.
  7.25% due 08/01/02 ........................            250            259
 New York Telephone Co. - Debs.
  7.25% due 02/15/24 ........................            100            104
 South Carolina Electric & Gas - 1st Mtge.
  7.50% due 06/15/23 ........................            100            105
 Southwestern Bell Telephone - Debs.
  5.87% due 06/01/03 ........................            100             98
                                                                    -------
                                                                        566
Transportation Services - 1.0%
 Delta Air Lines - Debs.
  10.37% due 12/15/22 .......................            100            141
 Laidlaw, Inc. - Debs.
  8.75% due 04/15/25 ........................            100            123
                                                                    -------
                                                                        264
U.S. Governmental - 52.1%
 US Treasury - Bonds
  7.62% due 11/15/22 ........................          3,000          3,739
  11.12% due 08/15/03 .......................          2,000          2,490
 US Treasury - Notes
  5.62% due 02/15/06 ........................          1,750          1,757
  6.12% due 07/31/00 ........................          3,250          3,289
  6.50% due 05/31/02 ........................          2,000          2,066
                                                                    -------
                                                                     13,341
                                                                    -------
                 TOTAL PUBLICLY-TRADED BONDS-          93.6%         23,979

SHORT-TERM INVESTMENTS - 5.8%
 Investment in joint trading account (Note B)
  5.88% due 07/01/98 ........................          1,475          1,475
                                                      ------        -------
                           TOTAL INVESTMENTS-          99.4%         25,454
         Cash and Receivables, less payables-           0.6%            150
                                                      ------        -------
                                  NET ASSETS-         100.0%        $25,604
                                                      ======        =======


See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO


                                                                 Market
               Name of Issuer                      Shares        Value
                                                                (000's)
COMMON STOCK
Aerospace and Defense - 0.9%
 Ducommun, Inc. ...........................          750      $    15
 Esterline Technologies Corp.* ............        1,000           21
 Orbital Sciences Corp. ...................          300           11
                                                              -------
                                                                   47
Auto and Truck Parts - 1.7%
 Excel Industries, Inc. ...................        1,200           17
 Lear Corp.* ..............................          300           16
 Navistar International* ..................        1,000           29
 Standard Products Co. ....................          900           25
                                                              -------
                                                                   87
Automobile - 2.0%
 Copart, Inc. .............................          600           14
 Hertz Corp. - Cl. A ......................        2,000           88
                                                              -------
                                                                  102
Banks - 5.4%
 City National Corp. ......................          600           22
 CORUS Bankshares, Inc. ...................          300           12
 Dime Bancorp, Inc. .......................        2,300           69
 First Republic Bank ......................        1,000           36
 Omega Financial Corp. ....................        1,500           54
 Valley National Bancorp ..................          625           18
 Zions Bancorp ............................        1,100           59
                                                              -------
                                                                  270
Brokerage and Investment Management - 0.4%
 Morgan Keegan, Inc. ......................          800           21

Business Services - 1.9%
 InaCom Corp. .............................          700           22
 Interim Services, Inc. ...................        1,400           45
 Resource Bancshares Mortgage Group .......        1,600           30
                                                              -------
                                                                   97
Chemicals - 1.9%
 Crompton & Knowles Corp. .................        1,000           25
 International Specialty Products, Inc. ...          800           15
 NL Industries ............................          700           14
 Spartech Corp. ...........................        1,400           30
 Terra Industries, Inc. ...................        1,300           12
                                                              -------
                                                                   96
Commercial Services - 5.8%
 ACNielson Corp.* .........................          500           13
 ADVO, Inc. ...............................        1,200           34
 Budget Group, Inc.* ......................        1,100           35
 Concord EFS, Inc.* .......................          600           16
 E'Town Corp. .............................          800           30
 Pinkerton's, Inc. ........................        1,400           29
 Renters Choice, Inc. .....................          400           11
 Snyder Communications, Inc.* .............          400           17
 StaffMark, Inc. ..........................          300           11
 Thor Industries, Inc. ....................        1,700           47
 Veritas DGC, Inc.* .......................          400           20
 World Color Press, Inc. ..................          800           28
                                                              -------
                                                                  291
Computer Equipment - 2.9%
 Diamond Multimedia Systems ...............        1,800           12
 Lexmark International Group, Inc. - Cl. A*          500           31
 National Computer Systems, Inc.* .........        2,200           53
 Stratus Computer, Inc.* ..................          400           10
 Tech Data Corp.* .........................          800           34
 Zitel Corp. ..............................        1,100            5
                                                              -------
                                                                  145
Computer Software and Services - 5.0%
 Advent Software, Inc.* ...................          300           13
 Arbor Software Corp.* ....................          500           16
 Autodesk, Inc. ...........................          400           15
 Evans & Sutherland Computer Corp.* .......          400           10
 Factset Research Systems, Inc. ...........          700           23
 Learning Company, Inc. ...................        1,300           39
 Sterling Commerce, Inc.* .................          500           24
 Symantec Corp.* ..........................          800           21
 Systems & Computer Technology Corp.* .....          600           16
 Unisys Corp.* ............................        2,600           73
                                                              -------
                                                                  250
Construction - 0.8%
 NVR, Inc.* ...............................          400           16
 USG Corp.* ...............................          400           22
                                                              -------
                                                                   38
Consumer - Miscellaneous - 2.5%
 American Greetings Corp. - Cl. A .........          800           41
 Herbalife International, Inc. - Cl. A ....        2,400           59
 Metamor Worldwide, Inc.* .................          400           14
 Personnel Group of America, Inc. .........          600           12
                                                              -------
                                                                  126
Cosmetics and Personal Care Products - 0.6%
 American Safety Razor Co.* ...............          700           10
 AptarGroup, Inc. .........................          300           19
                                                              -------
                                                                   29
Diversified Operations - 2.2%
 Advanta Corp. ............................          500           11
 Coltec Industries* .......................        1,500           30
 Ruddick Corp. ............................          700           13
 SPS Technologies, Inc. ...................          500           29
 Teleflex, Inc. ...........................          300           11
 Westinghouse Air Brake Co. ...............          600           16
                                                              -------
                                                                  110
Electric Power - 3.6%
 Central Maine Power Co. ..................        1,800           35
 Niagara Mohawk Power* ....................        2,300           34

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO

                                                                 Market
               Name of Issuer                      Shares        Value
                                                                (000's)
COMMON STOCK - CONTINUED
Electric Power - Continued
 NIPSCO Industries, Inc. ..................          500      $    14
 Pinnacle West Capital Corp. ..............          800           36
 Public Service Co. of New Mexico .........        2,800           64
                                                              -------
                                                                  183
Electrical Equipment - 2.2%
 American Power Conversion ................          400           12
 Anixter International, Inc. ..............        2,000           38
 Best Buy Co., Inc. .......................          800           29
 Molex, Inc. ..............................          800           20
 Pentair, Inc. ............................          300           13
                                                              -------
                                                                  112
Electronic Products and Services - 1.2%
 CTS Corp. ................................        1,100           33
 Storage Technology Corp. .................          400           17
 Thomas & Betts Corp. .....................          200           10
                                                              -------
                                                                   60
Energy - Alternative Source - 2.7%
 Bec Energy ...............................        1,000           41
 Energy East Corp. ........................        2,200           92
                                                              -------
                                                                  133
Financial Services - 2.8%
 Capital One Financial Corp. ..............          100           13
 Financial Federal Corp. ..................          900           24
 FirstFed Financial Corp.* ................        1,500           78
 Long Beach Financial Corp. ...............        2,200           24
                                                              -------
                                                                  139
Food, Beverage and Tobacco - 2.8%
 Canandaigua Brands Inc. - Cl. A* .........          900           44
 Fleming Cos., Inc. .......................        1,900           33
 J.M. Smucker Co. .........................        1,400           35
 Universal Corp. ..........................          800           30
                                                              -------
                                                                  142
Health Care Products - 2.3%
 Allegiance Corp. .........................          600           31
 Alpharma, Inc. - Cl A ....................          500           11
 Bergen Brunswig Corp. - Cl. A ............          400           18
 Block Drug Co. - Cl. A ...................          600           23
 Cooper Cos, Inc. .........................          400           15
 DENTSPLY International, Inc. .............          300            7
 Medicis Pharmaceutical Corp. - Cl. A .....          300           11
                                                              -------
                                                                  116
Health Care Services - 3.9%
 Beverly Enterprises, Inc. ................        3,200           44
 Bindley Western Industries ...............        2,266           75
 HealthPlan Services Corp.* ...............          500            9
 Integrated Health Services ...............        1,200           45
 Medaphis Corp.* ..........................        1,200            7
 Prime Medium Services, Inc. ..............        1,600           15
                                                              -------
                                                                  195
Household Appliances / Furnishings - 1.5%
 Ethan Allen Interiors, Inc. ..............          600           30
 Herman Miller, Inc. ......................          500           12
 HomeBase, Inc. ...........................        1,400           11
 Knoll, Inc. ..............................          400           12
 Mohawk Industries, Inc. ..................          300           10
                                                              -------
                                                                   75
Housing - 0.8%
 D.R. Horton, Inc. ........................        1,500           31
 Fleetwood Enterprises ....................          200            8
                                                              -------
                                                                   39
Insurance - 9.1%
 Allmerica Financial Corp. ................          300           19
 Ambac Financial Group, Inc. ..............          300           18
 Enhance Financial Services Group, Inc. ...          400           13
 Everest Reinsurance Holdings .............          600           23
 FBL Financial Group - Cl. A ..............        1,000           26
 First American Financial Corp. ...........          400           36
 Fremont General Corp. ....................          300           16
 Hartford Life, Inc. - Cl. A ..............        1,500           85
 Medical Assurance, Inc. ..................        1,500           42
 Nationwide Financial Services - Cl. A ....          900           46
 Old Republic International Corp. .........          600           18
 Orion Capital Corp. ......................          400           22
 Reinsurance Group of America .............          900           53
 SCPIE Holdings, Inc. .....................        1,200           41
                                                              -------
                                                                  458
Leisure and Recreation - 2.3%
 Dover Downs Entertainment* ...............        1,000           31
 Promus Hotel Corp.* ......................          300           12
 Rio Hotel & Casino, Inc.* ................          500            9
 Signature Resorts, Inc. ADR ..............          700           12
 Sunburst Hospitality Corp. ...............        2,600           18
 WMS Industries, Inc. .....................        7,400           31
                                                              -------
                                                                  113
Machinery - 3.0%
 Chart Industries, Inc. ...................        1,200           29
 Commercial Intertech Corp. ...............        1,400           25
 FMC Corp.* ...............................          500           34
 Gleason Corp. ............................          700           20
 Graco, Inc. ..............................          300           11
 JLG Industries, Inc. .....................        1,500           30
                                                              -------
                                                                  149
Media - Publishing - 0.6%
 Big Flower Holdings, Inc. ................          500           15

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO

                                                                       Market
               Name of Issuer                              Shares      Value
                                                                      (000's)
COMMON STOCK - Continued
Media - Publishing - Continued
 Forrester Research, Inc.* ..........................        400      $    16
                                                                      -------
                                                                           31
Media - TV/Radio - 1.0%
 Belo A Hampshire Corp. - Com Ser. A ................        400           10
 Chancellor Media Corp.* ............................        500           25
 King World Productions, Inc.* ......................        600           15
                                                                      -------
                                                                           50
Metals and Mining - 2.5%
 Chase Industries, Inc. .............................      1,200           24
 Precision Castparts Corp. ..........................        600           32
 Ryerson Tull, Inc. - Cl. A .........................      2,800           57
 Zeigler Coal Holding Co. ...........................        700           12
                                                                      -------
                                                                          125
Natural Gas Distribution - 0.3%
 MarketSpan Corp. ...................................        440           13

Oil - Equipment and Services - 2.7%
 BJ Services Co.* ...................................        600           17
 Camco International, Inc. ..........................        200           16
 Daniel Industries ..................................        800           15
 Pool Energy Services Co.* ..........................      1,300           19
 SEACOR SMIT, Inc. ..................................        700           43
 Tesoro Petroleum Corp.* ............................        900           14
 Varco International, Inc.* .........................        500           10
                                                                      -------
                                                                          134
Oil and Natural Gas Exploration and Production - 1.1%
 Nabors Industries, Inc.* ...........................        400            8
 Noble Drilling Corp.* ..............................        400           10
 Rowan Cos., Inc.* ..................................        800           15
 Valero Energy Corp. ................................        600           20
                                                                      -------
                                                                           53
Paper and Forest Products - 0.7%
 Rayonier, Inc. .....................................        300           14
 Wausau-Mosinee Paper Corp. .........................        900           20
                                                                      -------
                                                                           34
Personal and Commercial Lending - 0.8%
 Countrywide Credit Industries, Inc. ................        400           20
 IMC Mortgage Co.* ..................................      1,800           19
                                                                      -------
                                                                           39
Real Estate Operations - 1.1%
 Lennar Corp. .......................................      1,300           38
 Ryland Group, Inc. .................................        600           16
                                                                      -------
                                                                           54
Retail - Department Stores - 5.2%
 Ames Department Stores, Inc.* ......................        400           10
 Department 56, Inc. ................................      1,400           50
 Fabri-Centers of America - Cl. A ...................      1,200           33
 Family Dollar Stores, Inc. .........................        500            9
 Fred Meyer, Inc.* ..................................        600           25
 Neiman Marcus Group, Inc.* .........................        500           22
 Office Depot, Inc. .................................      1,000           32
 Proffitt's, Inc.* ..................................        500           20
 Williams-Sonoma, Inc. ..............................        400           13
 Zale Corp.* ........................................      1,500           48
                                                                      -------
                                                                          262
Retail - Food - 1.5%
 Brinker International, Inc.* .......................      1,000           19
 Interstate Bakeries ................................        900           30
 Michael Foods, Inc. ................................        900           27
                                                                      -------
                                                                           76
Shoe and Apparel Manufacturing - 1.3%
 Burlington Industries, Inc.* .......................      1,400           20
 Goody's Family Clothing, Inc. ......................        800           44
                                                                      -------
                                                                           64
Steel - 1.8%
 AK Steel Holding Corp. .............................        800           14
 Citation Corp. .....................................      1,900           38
 LTV Corp. ..........................................      1,200           11
 National Steel Corp. - Cl. B* ......................      1,500           18
 USX-US Steel Group, Inc. ...........................        300           10
                                                                      -------
                                                                           91
Telecommunication Services - 0.3%
 Fingerhut Companies, Inc. ..........................        500           17
Telecommunications Equipment - 1.3%
 AFC Cable Systems, Inc. ............................        400           14
 Aspect Telecommunications ..........................        900           25
 California Microwave ...............................        600           10
 Paging Network, Inc.* ..............................      1,000           14
                                                                      -------
                                                                           63
Telephone - 0.4%
 Century Telephone Enterprises, Inc. ................        400           18

Transportation Services - 5.1%
 Airbourne Freight Corp. ............................        600           21
 Alaska Air Group, Inc.* ............................        600           33
 America West Holdings Corp. - Cl. B* ...............      1,300           37
 Continental Airlines, Inc. - Cl. B* ................        600           36
 GATX Corp. .........................................      1,600           70
 Sabre Group Holdings, Inc.* ........................      1,600           61
                                                                      -------
                                                                          258
                                                                      -------
                                  TOTAL COMMON STOCK-      99.9%        5,005
                                                          ------      -------
                                   TOTAL INVESTMENTS-      99.9%        5,005
                 Cash and Receivables, less payables-       0.1%            7
                                                          ------      -------
                                          NET ASSETS-     100.0%      $ 5,012
                                                          ======      =======



* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
REAL ESTATE EQUITY PORTFOLIO


                                                                      Market
                Name of Issuer                        Shares          Value
                                                                     (000's)
COMMON STOCK
Real Estate Development - 2.7%
 Catellus Development Corp.* ................         293,000      $    5,183
Real Estate Investment Trust - 95.8%
 Avalon Bay Communities, Inc. ...............         185,245           7,039
 Boykin Lodging Co. .........................         116,500           2,527
 Bradley Real Estate, Inc. ..................         150,000           3,169
 Brandywine Realty Trust ....................         240,000           5,370
 BRE Properties, Inc. .......................         225,000           5,864
 Burnham Pacific Properties, Inc. ...........         185,000           2,625
 Camden Property Trust ......................         160,900           4,787
 CarrAmerica Realty Corp. ...................         150,000           4,256
 Centerpoint Properties Corp. ...............          87,000           2,876
 Chateau Communities, Inc. ..................         158,180           4,548
 Cousins Properties, Inc. ...................          70,000           2,091
 Crescent Real Estate Equities, Inc. ........         200,000           6,725
 Developers Diversified Realty Corp. ........         120,000           4,703
 Duke Realty Investments, Inc. ..............         235,000           5,552
 Equity Office Properties Trust .............         238,093           6,756
 Equity Residential Properties Trust ........         175,000           8,302
 Glenborough Realty Trust, Inc. .............         110,000           2,901
 Glimcher Realty Trust ......................         201,900           3,924
 Highwoods Properties, Inc. .................         125,000           4,039
 JDN Realty Corp. ...........................         130,000           4,144
 JP Realty, Inc. ............................         128,700           3,032
 Kilroy Realty Corp. ........................         165,000           4,125
 Kimco Realty Corp. .........................         100,000           4,100
 Liberty Property Trust .....................         198,900           5,084
 Mack-Cali Realty Corporation ...............         105,000           3,609
 Meditrust Companies ........................          85,000           2,375
 MGI Properties, Inc. .......................         190,000           4,976
 Parkway Properties, Inc. ...................          40,000           1,180
 Patriot American Hospitality, Inc. .........         226,004           5,410
 Post Properties, Inc. ......................         124,700           4,801
 Prentiss Properties Trust ..................         193,000           4,692
 Public Storage, Inc. .......................          90,000           2,520
 Regency Realty Corp. .......................         150,000           3,769
 Security Capital Industrial Trust ..........         173,059           4,326
 Simon DeBartolo Group, Inc. ................         165,000           5,362
 Sovran Self Storage, Inc. ..................          90,000           2,543
 Spieker Properties, Inc. ...................          84,000           3,255
 Starwood Hotels & Resorts ..................         100,000           4,831
 Storage USA, Inc. ..........................         139,000           4,865
 Sun Communities, Inc. ......................          80,000           2,650
 Sunstone Hotel Investors, Inc. .............         150,000           1,997
 Vornado Realty Trust .......................         105,000           4,167
 Weeks Corp. ................................         160,600           5,079
                                                                   ----------
                                                                      180,946
                                                                   ----------
                          TOTAL COMMON STOCK-           98.5%         186,129



                                                        Par            Market
                                                       Value           Value
                                                      (000's)         (000's)
WARRANTS - 0.0%
 Security Capital Group
  expires 9/18/98 (Cost $7) .................        $     20      $        7

SHORT-TERM INVESTMENTS - 0.8%
 Investment in joint trading account (Note B)
  5.88% due 07/01/98 ........................           1,554           1,554
                                                     --------      ----------
                           TOTAL INVESTMENTS-           99.3%         187,690
         Cash and Receivables, less payables-            0.7%           1,292
                                                     --------      ----------
                                  NET ASSETS-          100.0%      $  188,982
                                                     ========      ==========

* Non-income producing security.
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO


                                                                    Market
           Name of Issuer                             Shares         Value
                                                                    (000's)
COMMON STOCK
Aerospace and Defense - 2.3%
 Northrop Grumman Corp. ...................           65,300       $    6,734
 United Technologies Corp. ................          762,300           70,513
                                                                   ----------
                                                                       77,247
Auto and Truck Parts - 2.8%
 Dana Corp. ...............................          440,800           23,583
 Ford Motor Co. ...........................          920,300           54,297
 Lear Corp.* ..............................          298,600           15,322
                                                                   ----------
                                                                       93,202
Automobile - 0.4%
 Chrysler Corp. ...........................          266,700           15,035

Banks - 7.0%
 Banc One Corp. ...........................          145,100            8,098
 Bank of New York Co., Inc. ...............          241,700           14,668
 BankAmerica Corp. ........................          494,200           42,717
 Citicorp .................................          482,900           72,073
 Comerica, Inc. ...........................          529,600           35,086
 First Union Corp. ........................          740,000           43,105
 State Street Corp. .......................          100,000            6,950
 U.S. Bancorp .............................          347,500           14,943
                                                                   ----------
                                                                      237,640
Brokerage and Investment Management - 1.2%
 Morgan Stanley, Dean Witter,
  Discover & Co. ..........................          444,200           40,589
Chemicals - 1.8%
 Air Products & Chemicals, Inc. ...........        1,079,800           43,192
 Millenium Chemicals, Inc. ................          303,100           10,267
 Solutia, Inc. ............................          288,100            8,265
                                                                   ----------
                                                                       61,724
Computer Equipment - 6.2%
 Cisco Systems, Inc.* .....................          364,100           33,520
 Harris Corp. .............................          163,300            7,298
 Hewlett-Packard Co. ......................          429,700           25,728
 IBM Corp. ................................          306,800           35,225
 Intel Corp. ..............................          591,300           43,830
 Xerox Corp. ..............................          618,600           62,865
                                                                   ----------
                                                                      208,466
Computer Software and Services - 5.2%
 Autodesk, Inc. ...........................          328,600           12,692
 Cadence Design Systems, Inc.* ............          224,200            7,006
 Computer Associates International,
  Inc. ....................................          407,000           22,614
 Microsoft Corp. ..........................        1,042,200          112,949
 Oracle Corp.* ............................          435,000           10,685
 Sun Microsystems, Inc.* ..................          225,500            9,795
                                                                   ----------
                                                                      175,741
Consumer - Miscellaneous - 0.8%
 Avery Dennison Corp. .....................          336,200           18,071
 Unilever NV - NY Shares ..................          110,500            8,722
                                                                   ----------
                                                                       26,793
Cosmetics and Personal Care Products - 3.4%
 Dial Corp. ...............................          764,400           19,827
 Procter & Gamble Co. .....................          949,900           86,500
 Revlon, Inc.* ............................          137,900            7,085
                                                                   ----------
                                                                      113,412
Diversified Operations - 5.2%
 General Electric Co. .....................        1,378,900          125,480
 Ogden Corp. ..............................          416,400           11,529
 Textron, Inc. ............................          137,500            9,857
 Tyco International, Ltd. .................          453,400           28,564
                                                                   ----------
                                                                      175,430
Electric Power - 3.3%
 Dominion Resources, Inc. .................          586,800           23,912
 Florida Progress Corp. ...................          819,300           33,694
 FPL Group, Inc. ..........................          627,100           39,507
 Houston Industries, Inc. .................          489,500           15,113
                                                                   ----------
                                                                      112,226
Electrical Equipment - 0.7%
 Honeywell, Inc. ..........................          262,200           21,910

Electronic Products and Services - 1.3%
 Linear Technology Corp. ..................          141,500            8,534
 Pitney Bowes, Inc. .......................          727,500           35,011
                                                                   ----------
                                                                       43,545
Financial Services - 2.1%
 American Express Co. .....................          117,600           13,407
 Associates First Capital Corp. - Cl. A....          250,396           19,249
 Norwest Corp. ............................        1,012,500           37,842
                                                                   ----------
                                                                       70,948
Food, Beverage and Tobacco - 5.5%
 Albertson's, Inc. ........................          525,300           27,217
 ConAgra, Inc. ............................          431,900           13,686
 H.J. Heinz Co. ...........................          292,900           16,439
 PepsiCo, Inc. ............................        1,537,400           63,322
 Philip Morris Cos., Inc. .................          867,300           34,150
 Quaker Oats Co. ..........................          375,700           20,640
 Universal Foods Corp. ....................          467,800           10,379
                                                                   ----------
                                                                      185,833
Government Agencies - 1.5%
 Federal National Mortgage Assoc. .........          828,600           50,337

Health Care Products - 10.8%
 Abbott Laboratories ......................        1,058,000           43,246
 Allegiance Corp. .........................          232,000           11,890

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO

                                                                  Market
           Name of Issuer                       Shares            Value
                                                                 (000's)
COMMON STOCK - CONTINUED
Health Care Products - Continued
 Becton, Dickinson & Co. .............          169,900       $   13,188
 Bristol-Myers Squibb Co. ............          481,700           55,365
 Cardinal Health, Inc. ...............          398,100           37,322
 Guidant Corp. .......................          312,500           22,285
 Hillenbrand Industries, Inc. ........          134,900            8,094
 Johnson & Johnson ...................          540,700           39,877
 Merck & Co., Inc. ...................          523,400           70,005
 Perkin-Elmer Corp. ..................          175,000           10,883
 Pfizer, Inc. ........................          222,700           24,205
 Schering-Plough Corp. ...............          305,500           27,991
                                                              ----------
                                                                 364,351
Health Care Services - 2.0%
 Glaxo Wellcome plc - ADR ............          223,200           13,350
 HEALTHSOUTH Corp.* ..................          873,100           23,301
 Lincare Holdings, Inc. ..............          233,000            9,800
 Tenet Healthcare Corp. ..............          360,000           11,250
 United Healthcare Corp. .............          154,200            9,792
                                                              ----------
                                                                  67,493
Housing - 0.4%
 Masco Corp. .........................          230,300           13,933

Insurance - 9.0%
 Allstate Corp. ......................          307,800           28,183
 American International Group, Inc. ..          248,800           36,325
 Cigna Corp. .........................          286,500           19,768
 General Re Corp. ....................          196,400           49,787
 Hartford Financial Services Group,
  Inc ................................          308,400           35,273
 Hartford Life, Inc. - Cl. A .........          165,200            9,406
 Marsh & McLennan Cos., Inc. .........          650,700           39,327
 Travelers Group, Inc. ...............          969,350           58,767
 Travelers Property Casualty Corp. -
  Cl. A ..............................          659,700           28,285
                                                              ----------
                                                                 305,121
Machinery - 0.4%
 Ingersoll-Rand Co. ..................          324,350           14,292

Media - TV / Radio - 0.6%
 Viacom, Inc.* .......................          339,900           19,799

Metals and Mining - 0.2%
 Precision Castparts Corp. ...........          100,000            5,338

Natural Gas Distribution - 0.5%
 Consolidated Natural Gas Co. ........          297,100           17,492

Oil - Equipment and Services - 2.0%
 Baker Hughes, Inc. ..................          389,800           13,472
 Dresser Industries, Inc. ............          550,700           24,265
 Halliburton Co. .....................          268,400           11,961
 Schlumberger, Ltd. ..................          266,500           18,205
                                                              ----------
                                                                  67,903
Oil and Natural Gas Exploration and
 Production - 3.7%
 Anadarko Petroleum Corp. ............          151,000           10,145
 British Petroleum Co. plc - ADR .....          272,100           24,013
 Exxon Corp. .........................          281,600           20,082
 Imperial Oil, Ltd. ..................          516,300            9,003
 Phillips Petroleum Co. ..............          771,300           37,167
 Texaco, Inc. ........................          163,200            9,741
 USX-Marathon Group ..................          463,900           15,917
                                                              ----------
                                                                 126,068
Paper and Forest Products - 0.6%
 Fort James Corp. ....................          457,600           20,363

Personal and Commercial Lending - 0.2%
 MBNA Corp. ..........................          214,300            7,072

Pollution Control - 0.8%
 USA Waste Services, Inc.* ...........          520,700           25,710

Retail - Department Stores - 4.6%
 Costco Cos., Inc.* ..................          162,800           10,267
 Dayton-Hudson Corp. .................          243,600           11,815
 Home Depot, Inc. ....................          791,600           65,752
 Lowe's Cos., Inc. ...................          739,600           30,000
 Staples, Inc.* ......................           54,000            1,563
 TJX Cos., Inc. ......................          765,600           18,470
 Wal-Mart Stores, Inc. ...............          301,800           18,334
                                                              ----------
                                                                 156,201
Shoe and Apparel Manufacturing - 1.3%
 Liz Claiborne, Inc. .................          192,000           10,032
 Tommy Hilfiger Corp.* ...............          220,000           13,750
 Warnaco Group, Inc. - Cl. A .........          503,900           21,384
                                                              ----------
                                                                  45,166
Telecommunications Equipment - 2.6%
 Lucent Technologies, Inc. ...........          794,600           66,101
 Northern Telecom, Ltd. ..............          360,000           20,430
                                                              ----------
                                                                  86,531
Telephone - 5.9%
 AT&T Corp. ..........................          837,000           47,814
 Bell Atlantic Corp. .................          858,400           39,164
 BellSouth Corp. .....................          354,200           23,776
 GTE Corp. ...........................        1,068,500           59,435
 SBC Communications, Inc. ............          678,000           27,120
                                                              ----------
                                                                 197,309

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO

                                                         Market
           Name of Issuer                   Shares       Value
                                                        (000's)
COMMON STOCK - CONTINUED
Transportation Services - 2.8%
  AMR Corp.* ........................      319,400     $   26,590
  Burlington Northern Santa Fe ......      276,200         27,119
  Norfolk Southern Corp. ............      352,200         10,500
  Southwest Airlines Co. ............      675,700         20,018
  UAL Corp. .........................      145,600         11,357
                                                       ----------
                                                           95,584
                                                       ----------
                TOTAL COMMON STOCK-          99.1%      3,345,354

                                             Par
                                            Value
                                           (000's)
SHORT-TERM INVESTMENTS - 2.1%
 Investment in joint trading account
  (Note B)
  5.88% due 07/01/98 ..............      $  69,999         70,010
                                         ---------     ----------
                   TOTAL INVESTMENTS-      101.2 %      3,415,364
 Payables, less cash and receivables-       (1.2)%        (40,097)
                                         ---------     ----------
                          NET ASSETS-      100.0 %     $3,375,267
                                         =========     ==========

* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MANAGED PORTFOLIO


                                                                       Market
                Name of Issuer                        Shares           Value
                                                                      (000's)
COMMON STOCK

Aerospace and Defense - 1.8%
 Northrop Grumman Corp. (US) ................         110,200      $   11,364
 United Technologies Corp. (US) .............         478,600          44,271
                                                                   ----------
                                                                       55,635
Auto and Truck Parts - 1.1%
 Dana Corp. (US)  ...........................         109,300           5,848
 Ford Motor Co. (US)  .......................         415,900          24,538
 Lear Corp.* (US) ...........................          71,700           3,679
                                                                   ----------
                                                                       34,065
Automobile - 0.4%
 Chrysler Corp. (US)  .......................         237,700          13,400

Banks - 4.3%
 Bank of New York Co., Inc. (US)  ...........          97,900           5,941
 BankAmerica Corp. (US) .....................         280,700          24,263
 Bankers Trust New York Corp. (US)  .........          52,200           6,059
 Chase Manhattan Corp. (US) .................         182,800          13,801
 Citicorp (US)  .............................         126,200          18,835
 Comerica, Inc. (US)  .......................         342,900          22,717
 Fifth Third Bancorp (US) ...................         129,900           8,184
 First Chicago NBD Corp.* (US)  .............         110,200           9,767
 First Union Corp. (US) .....................         215,300          12,541
 State Street Corp. (US)  ...................          60,000           4,170
 U.S. Bancorp (US)  .........................         239,100          10,281
                                                                   ----------
                                                                      136,559
Brokerage and Investment Management - 0.8%
 Morgan Stanley, Dean Witter,
  Discover & Co. (US) .......................         297,800          27,212

Chemicals - 1.1%
 Air Products & Chemicals, Inc. (US)  .......         235,800           9,432
 Imperial Chemical Industries
  plc - ADR (GB) ............................          55,000           3,548
 Lyondell Petrochemical (US)  ...............         280,000           8,522
 Millenium Chemicals, Inc. (US) .............         173,800           5,887
 Morton International, Inc. (US)  ...........         159,100           3,978
 Solutia, Inc. (US) .........................         130,000           3,729
                                                                   ----------
                                                                       35,096
Commercial Services - 0.2%
 Cognizant Corp. (US) .......................          80,000           5,040

Computer Equipment - 3.3%
 Hewlett-Packard Co. (US) ...................         291,300          17,442
 IBM Corp. (US) .............................         121,900          13,996
 Intel Corp. (US) ...........................         355,300          26,337
 Linear Technology Corp.* (US)  .............          94,500           5,699
 Xerox Corp. (US) ...........................         390,300          39,664
                                                                   ----------
                                                                      103,138
Computer Software and Services - 3.0%
 Autodesk, Inc. (US)  .......................         125,000           4,828
 Cadence Design Systems, Inc.* (US) .........         154,100           4,816
 Computer Associates International,
  Inc. (US) .................................         238,750          13,265
 Microsoft Corp. (US) .......................         495,900          53,743
 Parametric Technology Co.* (US)  ...........         125,000           3,391
 Peoplesoft, Inc. (US)  .....................         118,100           5,551
 Sun Microsystems, Inc.* ....................         193,500           8,405
                                                                   ----------
                                                                       93,999
Consumer - Miscellaneous - 0.9%
 Avery Dennison Corp. (US)  .................         290,000          15,588
 Service Corp. International (US) ...........         312,800          13,411
                                                                   ----------
                                                                       28,999
Cosmetics and Personal Care Products - 2.2%
 Avon Products, Inc. (US) ...................          68,800           5,332
 Dial Corp.* (US) ...........................         340,100           8,821
 Procter & Gamble Co. (US)  .................         579,600          52,780
 Revlon, Inc. - Cl. A* (US) .................          77,000           3,956
                                                                   ----------
                                                                       70,889
Diversified Operations - 3.2%
 Canadian Pacific, Ltd. (CA)  ...............         177,900           5,048
 Cooper Industries, Inc. (US) ...............          71,500           3,928
 General Electric Co. (US)  .................         693,000          63,063
 National Service Industries, Inc. ..........          84,100           4,279
 Reynolds & Reynolds Co. - Cl. A (US) .......         186,800           3,397
 Textron, Inc. (US) .........................         117,000           8,387
 Tyco International, Ltd. (US)  .............         201,200          12,676
                                                                   ----------
                                                                      100,778
Electric Power - 1.5%
 Dominion Resources, Inc. (US)  .............         252,000          10,269
 DQE, Inc. (US) .............................         113,300           4,079
 Florida Progress Corp. (US)  ...............         142,000           5,840
 FPL Group, Inc. (US) .......................         304,700          19,196
 New Century Energies, Inc. (US)  ...........         200,000           9,087
                                                                   ----------
                                                                       48,471
Electrical Equipment - 0.3%
 Honeywell, Inc. (US) .......................         100,000           8,356

Electronic Products and Services - 1.2%
 Analog Devices, Inc.* (US) .................               1
 Cisco Systems, Inc.* (US)  .................         182,900          16,838
 Pitney Bowes, Inc. (US)  ...................         367,000          17,662
 Tektronix, Inc. (US) .......................         106,100           3,753
                                                                   ----------
                                                                       38,253
Financial Services - 1.1%
 American Express Co. (US)  .................          88,300          10,066
 Associates First Capital - Cl. A (US)  .....         109,001           8,379
 Norwest Corp. (US) .........................         406,200          15,182
                                                                   ----------
                                                                       33,627
Food, Beverage and Tobacco - 3.2%
 Albertson's, Inc. (US) .....................          80,000           4,145

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                                                      Market
                Name of Issuer                        Shares          Value
                                                                     (000's)
COMMON STOCK - Continued

Food, Beverage and Tobacco - Continued
 ConAgra, Inc. (US) .........................         179,200      $    5,679
 H.J. Heinz Co. (US)  .......................         137,800           7,734
 PepsiCo, Inc. (US) .........................         897,100          36,949
 Philip Morris Cos., Inc. (US)  .............         413,800          16,293
 Quaker Oats Co. (US) .......................         343,500          18,871
 Universal Foods Corp. (US) .................         442,400           9,816
                                                                   ----------
                                                                       99,487
Health Care Products - 6.5%
 Abbott Laboratories (US) ...................         691,400          28,261
 Becton, Dickinson & Co. (US) ...............         185,400          14,392
 Bristol-Myers Squibb Co. (US)  .............         232,500          26,723
 Cardinal Health, Inc. (US) .................         238,800          22,388
 Guidant Corp. (US) .........................          83,700           5,969
 Hillenbrand Industries, Inc. (US)  .........          70,900           4,254
 Johnson & Johnson (US) .....................         271,100          19,994
 Merck & Co., Inc. (US) .....................         251,800          33,678
 Mylan Laboratories, Inc. ...................         180,000           5,445
 Pfizer, Inc. (US)  .........................         250,300          27,204
 Schering-Plough Corp. (US) .................         180,600          16,547
                                                                   ----------
                                                                      204,855
Health Care Services - 1.2%
 Health Management Associates,
  Inc. - Cl. A* (US)  .......................         165,000           5,517
 HEALTHSOUTH Corp.* (US)  ...................         447,400          11,940
 Tenet Healthcare Corp. (US)  ...............         172,100           5,378
 United Healthcare Corp. (US) ...............         196,000          12,446
 Universal Health Services - Cl. B* (US)  ...          65,000           3,795
                                                                   ----------
                                                                       39,076
Housing - 0.2%
 Masco Corp. (US) ...........................         112,200           6,788

Insurance - 5.9%
 Allstate Corp. (US)  .......................         173,500          15,886
 American International Group, Inc. (US)  ...         173,950          25,397
 Cigna Corp. (US) ...........................          60,000           4,140
 Equitable Cos., Inc. (US)  .................          75,000           5,620
 General Re Corp. (US)  .....................         124,300          31,510
 Hartford Financial Services Group, Inc. (US)         280,600          32,094
 Hartford Life - Cl. A (US) .................         100,000           5,694
 Marsh & McLennan Cos., Inc. (US) ...........         355,950          21,513
 Travelers Group, Inc. (US) .................         588,200          35,659
 Travelers Property Casualty - Cl. A (US) ...         169,900           7,284
                                                                   ----------
                                                                      184,797
Leisure and Recreation - 0.3%
 Mattel, Inc. (US)  .........................         231,900           9,812

Machinery - 0.3%
 Deere & Co. (US) ...........................          70,700           3,738
 Ingersoll-Rand Co. (US)  ...................         151,600           6,680
                                                                   ----------
                                                                       10,418
Media - TV / Radio - 0.1%
 Omnicom Group (US) .........................          85,000           4,239

Natural Gas Distribution - 0.3%
 Consolidated Natural Gas Co. (US)  .........         171,600          10,103

Oil - Equipment and Services - 0.9%
 Baker Hughes, Inc. (US)  ...................         159,500           5,512
 Dresser Industries, Inc. (US)  .............         119,600           5,270
 Halliburton Co. (US) .......................         240,200          10,704
 Schlumberger, Ltd. (US)  ...................         102,600           7,009
                                                                   ----------
                                                                       28,495
Oil and Natural Gas Exploration and
 Production - 3.0%
 Atlantic Richfield Co. (US)  ...............         145,100          11,336
 British Petroleum Co. plc - ADR (GB) .......         152,800          13,485
 Chevron Corp. (US) .........................          43,600           3,622
 Imperial Oil, Ltd. (CA)  ...................         189,600           3,306
 Mobil Corp. (US) ...........................         156,000          11,954
 Phillips Petroleum Co. (US)  ...............         504,600          24,315
 Texaco, Inc. (US)  .........................         291,000          17,369
 USX-Marathon Group (US)  ...................         250,300           8,588
                                                                   ----------
                                                                       93,975
Paper and Forest Products - 0.1%
 Fort James Corp. (US)  .....................          87,000           3,872

Personal and Commercial Lending - 0.4%
 Household International, Inc. (US) .........          86,700           4,314
 MBNA Corp. (US)  ...........................         271,400           8,956
                                                                   ----------
                                                                       13,270
Pollution Control - 0.4%
 USA Waste Services, Inc.* (US) .............         225,400          11,129
Retail - Department Stores - 3.3%
 Costco Cos., Inc.* (US)  ...................          63,200           3,985
 Dayton-Hudson Corp. (US) ...................          79,400           3,851
 Home Depot, Inc. (US)  .....................         540,100          44,862
 Lowe's Cos., Inc. (US) .....................         389,000          15,779
 Staples, Inc.* (US)  .......................         264,237           7,646
 TJX Cos., Inc. (US)  .......................         377,400           9,105
 Wal-Mart Stores, Inc. (US) .................         295,600          17,958
                                                                   ----------
                                                                      103,186
Retail - Drug Stores - 0.2%
 Eli Lilly & Co. (US) .......................          72,800           4,809

Shoe and Apparel Manufacturing - 0.8%
 Jones Apparel Group, Inc.*(US) .............         291,800          10,669
 Liz Claiborne, Inc. (US) ...................         149,500           7,812
 Tommy Hilfiger Corp.* (GB) .................         109,300           6,831
                                                                   ----------
                                                                       25,312
Telecommunications Equipment - 1.3%
 Lucent Technologies, Inc. (US) .............         347,074          28,872

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                                                       Market
                Name of Issuer                         Shares          Value
                                                                      (000's)
COMMON STOCK - Continued
Telecommunications Equipment - Continued
 Northern Telecom, Ltd. (CA)  ................         207,300      $   11,764
                                                                    ----------
                                                                        40,636
Telephone - 4.0%
 AT&T Corp. (US)  ............................         465,200          26,574
 Bell Atlantic Corp. (US) ....................         796,200          36,327
 BellSouth Corp. (US) ........................         311,800          20,929
 GTE Corp. (US) ..............................         542,700          30,188
 SBC Communications, Inc. (US)  ..............         260,300          10,412
                                                                    ----------
                                                                       124,430
Transportation Services - 1.3%
 AMR Corp.* (US)  ............................         100,800           8,392
 Burlington Northern Santa Fe (US)  ..........         138,500          13,599
 Southwest Airlines Co. (US)  ................         343,600          10,179
 UAL Corp. (US) ..............................          98,100           7,652
                                                                    ----------
                                                                        39,822
U.S. Government Agencies - 1.1%
 Federal National Mortgage
  Assoc. (US) ................................         555,600          33,753
                                                                    ----------
                          TOTAL COMMON STOCK-            61.2%       1,925,781

                                                        Par
                                                       Value
                                                      (000's)
PUBLICLY-TRADED BONDS
Automobile - 0.9%
 Ford Motor Co. - Bonds (US)
  7.7% due 05/15/97 ..........................      $   24,510          27,645
Banks - 1.7%
 Banponce Financial Corp. Mountain Bank Ent -
  Ser. C (US)
  6.58% due 11/25/03 .........................          11,040          11,128
 Euro Investor Bank - Sr. Unsub. (LU)
  6.0% due 11/26/04 ..........................           1,800           2,970
 International Bank Reconstruction &
  Development - Unsub. (JP)
  4.75% due 12/20/04 .........................       1,430,000          12,655
  4.5% due 06/20/00 ..........................       1,365,000          10,611
  4.5% due 03/20/03 ..........................       1,030,000           8,696
  9.25% due 07/20/07 .........................           2,940           5,969
                                                                    ----------
                                                                        52,029
Business Services - 1.0%
 Comdisco, Inc. - Notes (US)
  6.5% due 04/30/99 ..........................          30,630          30,717
Computer Equipment - 0.7%
 Avalon Properties, Inc. (US)
  6.87% due 12/15/07 .........................           8,720           8,972
 IBM Corp. - Debs. (US)
  7.12% due 12/01/96 .........................          11,677          12,411
                                                                    ----------
                                                                        21,383

Consumer - Miscellaneous - 0.3%
 Millipore Corp. (AU)
  7.5% due 04/01/07 ..........................      $    9,380      $   10,105
Diversified Operations - 0.7%
 Loewen Group International, Inc. - Notes (US)
  7.2% due 06/01/03 ..........................          23,000          23,043
Electric Power - 0.3%
 Enersis SA - Notes (KY)
  6.9% due 12/01/06 ..........................           8,490           8,548
Financial Services - 6.4%
 ADVANTA Corp. - Notes Ser. C (US)
  7.07% due 09/15/99 .........................          11,300          11,133
 Amresco Commercial Mortgage
  Funding I - Ser. 1997-C1 Cl. A3 (US)
  7.19% due 06/17/29 .........................           6,980           7,384
 Baden-Wurttemberg (AU)
  6.75% due 06/22/05 .........................           9,500           5,850
 Banponce Trust I - Cap. Secs. (US)
  8.32% due 02/01/27 .........................          25,355          28,065
 Camden Property Trust - Notes (US)
  7.17% due 06/21/04 .........................           6,330           6,495
 Capital One Financial Corp. - Notes (US)
  7.25% due 12/01/03 .........................          10,000          10,232
 Carco Auto Loan Master Trust -
  Ser. 1997-1 Cl. A (US)
  6.68% due 08/15/04 .........................          14,210          14,429
 Carramerica Realty Corp. - Notes (US)
  6.62% due 03/01/05 .........................          11,750          11,688
 Chase Commercial Mortgage Securities Corp. -
  Ser. 1997-1 Cl. A2 (US)
  7.37% due 02/19/07 .........................          13,300          14,162
 Citibank Credit Card Master
  Trust 1 - Notes (US)
  5.85% due 04/10/03 .........................          29,235          29,327
 Fleet Capital Trust II - Unsec. Cap. Secs
  (US) 7.92% due 12/11/26 ....................          21,830          23,579
 Fletcher Challenge Industries,
  Ltd. - Notes (US)
  9.0% due 09/15/99 ..........................           1,270           1,310
 KFW International Finance - Debs. (US)
  10.62% due 09/03/01 ........................           1,600           2,927
 Lehman Brothers, Inc. - Sr. Sub. Notes (US)
  7.25% due 04/15/03 .........................          16,770          17,474
 Mortgage Capital Funding, Inc. - Ser. 1996 -
  MC2 Cl. A1 (US)
  6.75% due 02/20/04 .........................           8,538           8,751
 United Dominion Realty Trust,
  Inc. - Notes(US)
  7.25% due 01/15/07 .........................           7,330           7,545
                                                                    ----------
                                                                       200,351

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(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                                    Par                 Market
                                                   Value                 Value
                                                  (000's)               (000's)
PUBLICLY-TRADED BONDS - Continued

Foreign Governmental - 4.6%
 Federal Republic of Germany - Bonds (DE)
  6.0% due 06/20/16 .....................       $     8,050         $    4,915
  6.25% due 04/26/06 ....................             4,275              2,604
  6.87% due 05/12/05 ....................             3,700              2,317
  9.0% due 10/20/00 .....................            20,000             12,263
 Government of Canada - Debs. (CA)
  7.5% due 03/01/01 .....................             1,600              1,145
  9.75% due 06/01/21 ....................             1,750              1,838
  11.0% due 06/01/09 ....................             2,950              2,923
  12.0% due 03/01/05 ....................             1,400              1,302
 Government of France - Bonds (FR)
  4.0% due 01/12/00 .....................            13,500              2,233
  8.5% due 04/25/03 .....................            40,500              7,868
  7.5% due 04/25/05 .....................            55,000             10,602
  8.5% due 04/25/23 .....................            27,200              6,481
  9.5% due 01/25/01 .....................            20,500              3,829
  10.0% due 05/27/00 ....................             6,000              1,096
 Government of Japan - Bonds (JP)
  5.3% due 03/20/13 .....................           750,000              7,704
 Government of Netherlands - Bonds (NL)
  7.5% due 04/15/10 .....................             2,900              1,750
  7.75% due 03/01/05 ....................             3,300              1,910
  8.25% due 02/15/02 ....................             3,500              1,942
  8.75% due 05/01/00 ....................             3,100              1,648
  8.75% due 01/15/07 ....................             4,600              2,881
 Government of Swedan - Debs. (SE)
  6.5% due 10/25/06 .....................             4,000                555
 Government of Sweden - Bonds (SE)
  10.25% due 05/05/03 ...................            16,300              2,534
 Kingdom of Denmark - Bonds (DK)
  7.0% due 11/10/24 .....................             5,100                901
  8.0% due 05/15/03 .....................            12,600              2,098
  9.0% due 11/15/00 .....................            13,100              2,100
 Kingdom of Spain - Notes (ES)
  3.1% due 09/20/06 .....................         2,180,000             17,708
 Kingdom of Sweden - Bonds (SE)
  10.25% due 05/05/00 ...................             8,100              1,121
 Kingdom of Sweden - Debs. (SE)
  6.25% due 12/08/99 ....................               600              1,029
  6.75% due 05/05/14 ....................             5,500                805
 Republic of Italy - Debs. (IT)
  9.0% due 11/01/23 .....................         3,600,000              2,994
  10.5% due 04/28/14 ....................             4,000              9,466
  12.0% due 01/01/02 ....................         8,650,000              6,003
 Republic of Italy - Notes (IT)
  3.5% due 06/20/01 .....................           620,000              4,833
  5.0% due 01/15/01 .....................        12,300,000              7,007
  8.5% due 01/01/04 .....................         4,600,000              3,049
  8.75% due 07/01/06 ....................         6,800,000              4,775
                                                                    ----------
                                                                       146,229
Government Agencies - 1.3%
 Hydro-Quebec - Notes Ser. B (CA)
  7.91% due 11/18/24 ....................            11,145             14,223
 Hydro-Quebec - Bonds (CA)
  10.87% due 07/25/01 ...................             1,250                976
 Ontario-Hydro (CA)
  9.0% due 06/24/02 .....................             1,950              1,490
  9.0% due 06/24/02 .....................             1,500              1,151
 Queensland Treasury (AU)
  8.0% due 08/14/01 .....................             2,300              1,533
 Queensland Treasury (AU)
  8.0% due 09/14/07 .....................             1,600              1,141
 Tennessee Valley Authority - Bonds (US)
  6.37% due 09/18/06 ....................            11,000              6,688
 Treuhandanstalt (DE)
  7.75% due 10/01/02 ....................            21,250             13,302
                                                                    ----------
                                                                        40,504
Health Care Services - 0.7%
 Tenet Healthcare Corp. (AU)
  8.0% due 01/15/05 .....................            22,890             23,495

Media - TV / Radio - 0.4%
 Viacom, Inc. (AU)
  7.75% due 06/01/05 ....................            12,500             13,373

Oil - Equipment and Services - 1.2%
 Petroleum Geo-Services ASA - Notes (NO)
  7.5% due 03/31/07 .....................            14,730             15,994
  7.12% due 03/30/28 ....................            22,500             23,249
                                                                    ----------
                                                                        39,243
Paper and Forest Products - 0.5%
 James River Corp. - Unsub. (US)
  6.75% due 10/01/99 ....................            15,005             15,107

Telephone - 0.7%
 WorldCom, Inc. - Notes (US)
  7.75% due 04/01/07 ....................            19,560             21,130

Transportation Services - 0.4%
 Delta Air Lines - Debs. (US)
  9.75% due 05/15/21 ....................             9,805             12,971

U.S. Governmental - 15.2%
 U.S. Treasury - Notes (US)
  5.62% due 10/31/99 ....................             4,000              4,004
  5.87% due 02/28/99 ....................            64,845             65,018
  6.37% due 05/15/99 ....................            19,700             19,842
  6.75% due 05/31/99 ....................            57,700             58,322
  6.12% due 09/30/00 ....................           128,585            130,172
 U.S. Treasury - Bonds (US)
  6.12% due 11/15/27 ....................           108,460            116,221
 U.S. Treasury - Notes (US)
  5.5% due 05/31/03 .....................            41,930             41,937
  5.62% due 05/15/08 ....................            21,400             21,694
  5.75% due 11/15/00 ....................            21,650             21,758
                                                                    ----------
                                                                       478,968
                                                                    ----------
             TOTAL PUBLICLY-TRADED BONDS-             37.0%          1,164,841

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SCHEDULE OF INVESTMENTS--Continued
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                                    Par               Market
                                                   Value              Value
                                                  (000's)            (000's)
SHORT-TERM INVESTMENTS - 1.1%
 Investment in joint trading account
  (Note B) (US)
  5.88% due 07/01/98  .......................    $    33,982        $   33,987
                                                 -----------        ----------
                            TOTAL INVESTMENTS-         99.3%         3,124,609
          Cash and Receivables, less payables-          0.7%            22,077
                                                 -----------        ----------
                                   NET ASSETS-        100.0%        $3,146,686
                                                 ===========        ==========

* Non-income producing security.
ADR -American Depository Receipt
See notes to financial statement.

SUMMARY OF LONG-TERM SECURITIES BY COUNTRY


                                   Market             % of
    Country        Country         Value           Long-Term
                 Abbreviation     (000's)         Investments

UNITED STATES ...     US        $2,760,385          89.3%
AUSTRALIA .......     AU            55,497           1.8%
CANADA ..........     CA            44,189           1.4%
ITALY ...........     IT            38,126           1.2%
GERMANY .........     DE            35,400           1.1%
FRANCE ..........     FR            32,108           1.0%
JAPAN ...........     JP            26,328           0.9%
UNITED KINGDOM ..     GB            23,864           0.8%
NORWAY ..........     NO            23,249           0.8%
SPAIN ...........     ES            17,708           0.6%
NETHERLAND ......     NL            11,107           0.4%
CAYMAN ISLANDS ..     KY             8,548           0.3%
SWEDEN ..........     SE             6,044           0.2%
DENMARK .........     DK             5,099           0.2%
LUXEMBOURG ......     LU             2,970           0.1%
                                ----------         -----
                                $3,090,622         100.0%
                                ==========         =====

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SCHEDULE OF INVESTMENTS--Continued
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM BOND PORTFOLIO


                                                       Par           Market
                                                      Value          Value
                                                     (000's)        (000's)
PUBLICLY-TRADED BONDS
Aerospace and Defense - 0.5%
 AAR Corp. - Debs.
  9.5% due 11/01/01 ..........................       $   320       $   345
Automobile - 0.3%
 Hertz Corp. - Sr. Notes
  7.37% due 06/15/01 .........................           200           206
Banks - 11.0%
 Bankponce Corp. - Notes
  6.54% due 11/06/01 .........................         1,000         1,009
  6.55% due 10/10/00 .........................         1,100         1,113
 Capital One Bank - Notes
  5.95% due 02/15/01 .........................           550           547
  6.83% due 08/16/99 .........................           325           327
  7.0% due 04/30/01 ..........................         1,000         1,020
  8.12% due 03/01/00 .........................           450           464
 Capital One Bank - Sr. Notes
  7.08% due 10/30/01 .........................           250           255
 First Hawaiian, Inc. - Sub. Notes
  6.25% due 08/15/00 .........................         2,000         2,007
 MBNA Corp. - Sr. Notes
  6.5% due 09/15/00 ..........................           200           201
                                                                   -------
                                                                     6,943
Brokerage and Investment Management - 0.4%
 Paine Webber Group, Inc. - Debs
  9.25% due 12/15/01 .........................           250           274
Business Services - 1.7%
 Comdisco, Inc. - Notes
  5.75% due 02/15/01 .........................           887           880
  7.75% due 09/01/99 .........................           170           173
                                                                   -------
                                                                     1,053
Consumer - Miscellaneous - 7.2%
 Dial Corp. - Notes
  5.9% due 10/25/01 ..........................         2,000         1,979
 Service Corp. International - Notes
  6.75% due 06/01/01 .........................         2,500         2,542
                                                                   -------
                                                                     4,521
Diversified Operations - 2.2%
 Loewen Group International, Inc. - Notes
  7.2% due 06/01/03 ..........................         1,000         1,002
 Williams Holdings of Delaware - Notes
  6.68% due 06/13/00 .........................           350           354
                                                                   -------
                                                                     1,356
Electric Power - 4.2%
 Commonwealth Edison - Notes
  9.05% due 10/15/99 .........................           150           155
 Niagara Mohawk Power - Sr. Notes
  6.5% due 07/01/99 ..........................         2,000         2,000
 Utilicorp United, Inc. - Sr. Notes
  8.45% due 11/15/99 .........................           500           514
                                                                   -------
                                                                     2,669
Financial Services - 6.9%
 Advanta Corp. - Notes
  6.01% due 10/01/98 .........................         1,000         1,000
 Gatx Capital Corp. - Notes
  6.5% due 11/01/00 ..........................         1,750         1,763
 Heller Financial, Inc. - Notes
  6.14% due 04/13/00 .........................           100           100
  6.25% due 03/01/01 .........................         1,500         1,503
                                                                   -------
                                                                     4,366
Food, Beverage and Tobacco - 1.0%
 Universal Corp. - Debs
  9.25% due 02/15/01 .........................           598           641

Government Agencies - 8.3%
 Federal Farm Credit Bank - Notes
  5.7% due 11/16/98 ..........................           400           400
  7.55% due 10/30/98 .........................           100           101
 Federal Home Loan Bank - Notes
  5.9% due 09/21/98 ..........................           880           881
 Federal Home Loan Mortgage Corp. - Debs
  5.02% due 02/15/99 .........................           420           418
 Private Export Funding Co. - Debs
  9.5% due 03/31/99 ..........................           750           770
 State of Israel Agency for International
  Development
  6.0% due 02/15/99 ..........................           750           752
 United States Treasury - Notes
  5.5% due 05/31/00 ..........................         1,930         1,930
                                                                   -------
                                                                     5,252
Health Care Services - 4.2%
 Kaiser Foundation Hospital - Debs
  9.0% due 11/01/01 ..........................           500           543
 Tenet Healthcare Corp. - Sr. Notes
  8.62% due 12/01/03 .........................         2,000         2,131
                                                                   -------
                                                                     2,674
Insurance - 0.2%
 USF&G Corp. - Sr. Notes
  8.37% due 06/15/01 .........................           105           111

Media - TV / Radio - 9.3%
 CBS, Inc. - Sr. Notes
  7.75% due 06/01/99 .........................           600           606
 Continental Cablevision - Sr. Notes
  8.5% due 09/15/01 ..........................         1,010         1,077
 News America Holdings, Inc. - Sr. Notes
  7.45% due 06/01/00 .........................           750           766
 Paramount Communications, Inc. - Sr. Notes
  5.87% due 07/15/00 .........................         2,920         2,887
 TCI Communications, Inc. - Sr. Notes
  6.37% due 09/15/99 .........................           152           153
  7.25% due 06/15/99 .........................           190           192

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SCHEDULE OF INVESTMENTS--Continued
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM BOND PORTFOLIO

                                                        Par           Market
                                                       Value          Value
                                                      (000's)        (000's)
PUBLICLY-TRADED BONDS - Continued
Media - TV / Radio - Continued
 Time Warner, Inc. - Notes
  7.95% due 02/01/00 ..........................       $   150       $   154
                                                                    -------
                                                                      5,835
Metal Product and Fabrication - 0.2%
 Reynolds Metals Co. - Debs.
  9.37% due 06/15/99 ..........................           100           103
Oil - Equipment and Services - 10.8%
 Gulf Canada Resources, Ltd. - Debs.
  9.0% due 08/15/99 ...........................         1,250         1,288
 Mitchell Energy & Development - Sr. Notes
  8.0% due 07/15/99 ...........................         2,250         2,287
 Occidental Petroleum Corp. - Notes
  6.75% due 09/16/99 ..........................         1,010         1,018
 Occidental Petroleum Corp. - Notes
  7.09% due 09/08/99 ..........................           403           408
 Occidental Petroleum Corp. - Sr. Notes
  8.5% due 11/09/01 ...........................         1,000         1,071
 Oryx Energy Co. - Debs.
  10.0% due 06/15/99 ..........................           715           737
                                                                    -------
                                                                      6,809
Paper and Forest Products - 0.4%
 Champion International Corp. - Debs.
  9.7% due 05/01/01 ...........................           220           240
Pollution Control - 4.6%
 WMX Technologies, Inc. - Notes
  7.12% due 06/15/01 ..........................           220           225
 WMX Technologies, Inc. - Notes
  8.25% due 11/15/99 ..........................         2,600         2,667
                                                                    -------
                                                                      2,892
Real Estate Investment Trust - 10.5%
 Camden Property Trust - Notes
  6.62% due 02/15/01 ..........................         2,700         2,709
 Developers Diversified Realty - Sr. Notes
  7.37% due 09/18/01 ..........................           375           390
 Franchise Finance Corp. of America - Sr. Notes
  7.0% due 11/30/00 ...........................         2,400         2,426
 Taubman Realty Group, Ltd. - Notes
  8.0% due 07/30/01 ...........................         1,045         1,091
                                                                    -------
                                                                      6,616
Shoe and Apparel Manufacturing - 8.2%
 Fruit of The Loom, Inc. - Sr. Notes
  7.87% due 10/15/99 ..........................         1,000         1,008
 Woolworth Corp. - Notes
  6.98% due 10/15/01 ..........................         1,625         1,659
 Woolworth Corp. - Notes
  7.0% due 06/01/00 ...........................         2,450         2,483
                                                                    -------
                                                                      5,150
Transportation Services - 5.5%
 Amr Corp. - Debs.
  10.0% due 02/01/01 ..........................           515           563
 Federal Express Corp. - Sr. Notes
  10.0% due 04/15/99 ..........................         2,600         2,677
 Ryder Systems, Inc. - Notes
  6.7% due 08/31/01 ...........................           200           204
                                                                    -------
                                                                      3,444
                                                                    -------
                   TOTAL PUBLICLY-TRADED BONDS-         97.6%        61,500

SHORT-TERM INVESTMENTS - 1.0%
 Investment in joint trading account (Note B)
  5.88% due 07/01/98 ..........................           633           633
                                                       ------       -------
                             TOTAL INVESTMENTS-         98.6%        62,133
           Cash and Receivables, less payables-          1.4%           873
                                                       ------       -------
                                    NET ASSETS-        100.0%       $63,006
                                                       ======       =======

See notes to financial statements.

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SCHEDULE OF INVESTMENTS--Continued
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO


                                                                  Market
            Name of Issuer                         Shares         Value
                                                                 (000's)
COMMON STOCK
Aerospace and Defense - 0.6%
 BE Aerospace, Inc.* ......................         6,700       $   195
 GenCorp, Inc. ............................         6,600           167
                                                                -------
                                                                    362
Auto and Truck Parts - 1.8%
 Arvin Industries, Inc. ...................        14,000           509
 Detroit Diesel Corp.* ....................        12,400           267
 Magna Group, Inc. ........................         6,600           373
                                                                -------
                                                                  1,149
Banks - 6.5%
 Commerce Bancorp, Inc. ...................         6,500           380
 Downey Financial Corp. ...................        20,090           657
 Firstbank Puerto Rico ....................        11,400           296
 Flagstar Bancorp, Inc. ...................         5,900           144
 HUBCO, Inc. ..............................         8,100           290
 Imperial Bancorp* ........................        14,150           424
 Independent Bank Corp. ...................         7,600           147
 Peoples Heritage Financial Group, Inc. ...        17,400           411
 Provident Bankshares Corp.* ..............         8,190           242
 Riggs National Corp. .....................         8,100           237
 Silicon Valley Bancshares* ...............         5,800           206
 T R Financial Corp. ......................         7,400           310
 Trustmark Corp. ..........................         6,000           132
 U.S. Trust Corp. .........................         2,600           198
                                                                -------
                                                                  4,074
Business Services - 1.0%
 BancTec, Inc.* ...........................         7,900           183
 Express Scripts, Inc. - Cl. A* ...........         5,900           475
                                                                -------
                                                                    658
Chemicals - 0.8%
 Ferro Corp. ..............................        12,000           304
 NL Industries ............................         9,200           184
                                                                -------
                                                                    488
Commercial Services - 4.2%
 Budget Group, Inc.* ......................         4,200           134
 Caribiner International, Inc.* ...........         2,600            45
 Consolidated Graphics , Inc.* ............         5,100           301
 DeVry, Inc.* .............................        16,800           369
 DII Group, Inc.* .........................        11,300           193
 E'Town Corp. .............................         1,200            45
 Mail-Well Holdings, Inc.* ................        22,200           481
 StaffMark, Inc. ..........................         7,100           260
 Veritas DGC, Inc.* .......................        16,500           824
                                                                -------
                                                                  2,652
Computer Equipment - 0.5%
 Stratus Computer, Inc.* ..................        13,100           332

Computer Software and Services - 5.9%
 Aspen Technologies, Inc.* ................         3,800           192
 Computer Horizons Corporation* ...........         3,900           145
 Information Management Resources,
  Inc.*  ..................................        12,300           416
 Inter-Tel, Inc. ..........................        19,400           310
 Legato Systems, Inc.* ....................         9,100           355
 Manugistics Group, Inc.* .................         2,600            64
 Mastech Corp. ............................        21,300           599
 Micros Systems, Inc. .....................         5,600           185
 Pinnacle Systems, Inc. ...................         6,400           207
 Platinum Technology, Inc.* ...............         6,800           194
 Symantec Corp.* ..........................         6,400           167
 Systems & Computer Technology Corp.* .....        12,200           330
 Vanstar Corp. ............................        36,600           533
                                                                -------
                                                                  3,697
Construction - 4.2%
 Centex Construction Products .............         4,900           189
 Dycom Industries, Inc. ...................        11,400           385
 Jacobs Engineering Group, Inc.* ..........        17,600           565
 NVR, Inc.* ...............................        11,900           489
 Southdown, Inc. ..........................         7,000           499
 U.S. Home Corp.* .........................        13,000           536
                                                                -------
                                                                  2,663
Consumer - Miscellaneous - 1.4%
 Herbalife International, Inc. - Cl. A ....         1,700            42
 Romac International, Inc. ................        17,000           516
 Russ Berrie & Co., Inc. ..................        13,500           338
                                                                -------
                                                                    896
Cosmetics and Personal Care Products - 0.9%
 AptarGroup, Inc. .........................         9,600           597

Diversified Operations - 2.9%
 Cameron Ashley Building Products* ........         9,200           155
 Eastern Enterprises ......................         5,200           223
 Gerber Scientific, Inc. ..................        25,500           580
 Hawaiian Electric Industries .............         9,600           381
 NACCO Industries, Inc. - Cl. A ...........         1,900           246
 Parexel International Corp.* .............         6,300           229
                                                                -------
                                                                  1,814
Electric Power - 1.8%
 Black Hills Corp. ........................         3,150            72
 Central Maine Power Co. ..................         3,800            74
 Cilcorp, Inc. ............................         5,200           250
 Cleco Corp. ..............................         8,900           265
 Interstate Energy Corp. ..................         9,690           315
 Minnesota Power, Inc. ....................         4,700           187
                                                                -------
                                                                  1,163
Electrical Equipment - 0.6%
 Integrated Circuit Systems* ..............        11,100           184
 SIGCORP, Inc. ............................         6,600           212
                                                                -------
                                                                    396

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO

                                                                  Market
            Name of Issuer                        Shares          Value
                                                                 (000's)
COMMON STOCK - Continued

Electronic Products and Services - 3.2%
 Asyst Technologies, Inc.* ..............         15,000        $   189
 Avid Technology, Inc. ..................          4,600            154
 Berg Electronics Corp.* ................         13,600            266
 CHS Electronics, Inc. ..................         23,900            427
 DSP Communications, Inc.* ..............         10,400            143
 DSP Group, Inc. ........................         10,600            209
 PMC - Sierra, Inc.* ....................          6,900            324
 Technitrol, Inc. .......................          7,000            280
                                                                -------
                                                                  1,992
Financial Services - 2.2%
 Advest Group, Inc. .....................          6,400            185
 CMAC Investment Corp. ..................          3,100            191
 Doral Financial Corp. ..................          7,800            136
 FirstFed Financial Corp.* ..............         13,000            676
 FIRSTPLUS Financial Group, Inc.* .......          6,100            220
                                                                -------
                                                                  1,408
Food, Beverage and Tobacco - 3.3%
 Adolph Coors Co. - Cl. B ...............          5,900            201
 Canandaigua Brands Inc. - Cl. A* .......         14,800            728
 DIMON, Inc. ............................         15,500            174
 Showbiz Pizza Time, Inc.* ..............         12,600            508
 Smithfield Foods, Inc.* ................          9,100            278
 Universal Corp. ........................          5,900            220
                                                                -------
                                                                  2,109
Health Care Products - 4.6%
 Agouron Pharmaceuticals, Inc.* .........          4,100            124
 Arterial Vascular Engineering, Inc.* ...          9,700            347
 ATL Ultrasound, Inc.* ..................          9,300            424
 Hanger Orthopedic Group, Inc. ..........         10,000            204
 ICN Pharmaceuticals, Inc. ..............          5,700            261
 Incyte Pharmacuticals, Inc.* ...........          6,100            208
 MedImmune, Inc.* .......................          5,100            318
 Rexall Sundown, Inc.* ..................          6,300            222
 Safeskin Corp.* ........................         18,500            761
                                                                -------
                                                                  2,869
Health Care Services - 7.0%
 ADAC Laboratories ......................         18,000            405
 AmeriSource Health Corp. - Cl.A* .......          2,400            158
 Assisted Living Concepts, Inc.* ........         25,200            435
 Bindley Western Industries .............         27,666            913
 Integrated Health Services, Inc. .......          9,400            353
 Marquette Medical Systems* .............          6,600            169
 NovaCare, Inc.* ........................         16,800            197
 Sun Healthcare Group, Inc. .............         16,100            235
 Theragenics Corp. ......................         24,000            625
 Trigon Healthcare, Inc.* ...............         25,500            923
                                                                -------
                                                                  4,413
Household Appliances / Furnishings - 2.9%
 Ethan Allen Interiors, Inc. ............          8,600            429
 Furniture Brands International, Inc.* ..         16,100            452
 Knoll, Inc. ............................         13,500            398
 Springs Industries, Inc. - Cl. A .......         11,400            526
                                                                -------
                                                                  1,805
Housing - 0.9%
 Kaufman & Broad Home Corp. .............         14,000            445
 Pulte Corp. ............................          4,800            143
 TJ International, Inc. .................          6,700            202
                                                                -------
                                                                    790
Insurance - 6.2%
 American Heritage Life Investment ......          7,800            180
 Delphi Financial Group, Inc. - Cl. A* ..          6,354            358
 FBL Financial Group - Cl. A ............         29,000            743
 Fidelity National Financial, Inc. ......         11,500            458
 Fremont General Corp. ..................          6,200            336
 Guarantee Life Cos., Inc. ..............          6,700            147
 LandAmerica Financial Group, Inc. ......         11,200            641
 Life Re Corp. ..........................          2,100            172
 Orion Capital Corp. ....................         12,900            721
 Selective Insurance Group ..............          6,100            137
                                                                -------
                                                                  3,893
Leisure and Recreation - 3.0%
 Anchor Gaming* .........................          9,100            706
 Bristol Hotel Co.* .....................         16,550            406
 Grand Casinos* .........................         29,000            486
 Prime Hospitality Corp.* ...............         18,200            317
                                                                -------
                                                                  1,915
Machinery - 2.6%
 Applied Power, Inc. ....................          9,000            309
 Cincinnati Milacron, Inc. ..............          6,500            158
 Gencor Industries, Inc. ................          6,800            137
 Graco, Inc. ............................         10,950            382
 Terex Corp.* ...........................         23,800            678
                                                                -------
                                                                  1,664
Media - Publishing - 0.4%
 True North Communications ..............          9,200            269
Media - TV / Radio - 1.7%
 Generale Cable Corp. ...................         28,200            814
 Media General, Inc. - Cl. A ............          4,600            224
                                                                -------
                                                                  1,038
Metals and Mining - 0.7%
 Johnstown America Industries, Inc. .....         11,300            196
 Maverick Tube Corp.* ...................         21,300            248
                                                                -------
                                                                    444
Natural Gas Distribution - 1.0%
 Commonwealth Energy System .............          2,200             83
 Energen Corporation ....................          6,000            121
 KN Energy, Inc. ........................          2,700            146

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO

                                                            Market
            Name of Issuer                    Shares        Value
                                                           (000's)
COMMON STOCK - Continued

Natural Gas Distribution - Continued
 NUI Corp. ...........................        11,400       $   290
                                                           -------
                                                               640
Oil - Equipment and Services - 2.4%
 Cliffs Drilling Company* ............         7,100           233
 Daniel Industries ...................        31,900           606
 Marine Drilling Companies, Inc.* ....        23,900           383
 St. Mary Land & Exploration Company .         4,900           118
 Varco International, Inc.* ..........         9,800           194
                                                           -------
                                                             1,534
Oil and Natural Gas Exploration and
 Production - 0.3%
 ONEOK, Inc. .........................         4,500           179

Paper and Forest Products - 1.2%
 United Stationers, Inc.* ............        11,300           732

Real Estate Investment Trust - 6.5%
 American General Hospitality ........         7,400           157
 CBL & Associates Properties, Inc. ...        24,800           602
 Essex Property Trust, Inc. ..........         6,300           195
 Felcor Suite Hotels, Inc. ...........         5,800           182
 First Industrial LP* ................         6,800           216
 Gables Residential Trust ............        21,500           583
 Kimco Realty Corp. ..................           828            23
 Koger Equity, Inc.* .................        27,000           545
 Liberty Property Trust ..............         8,500           217
 Merry Land & Investment Co. .........        14,300           301
 Prentiss Properties Trust ...........         8,700           212
 RFS Hotel Investors, Inc. ...........        12,800           243
 Shurgard Storage Centers, Inc. ......        22,400           622
                                                           -------
                                                             4,098
Real Estate Operations - 0.7%
 M.D.C. Holdings, Inc. ...............        10,000           198
 Mack-Cali Realty Corporation ........         6,200           213
                                                           -------
                                                               411
Retail - Department Stores - 3.9%
 Abercrombie & Fitch Co.* ............         7,600           334
 Ames Department Stores, Inc.* .......         8,000           210
 Footstar, Inc.* .....................        13,600           653
 Pier 1 Imports, Inc. ................        17,700           423
 Proffitt's, Inc.* ...................         7,600           307
 Shopko Stores, Inc. .................        15,800           537
                                                           -------
                                                             2,464
Retail - Food - 1.3%
 Brinker International, Inc.* ........        19,200           369
 Cheesecake Factory, The .............         8,700           197
 CKE Restaurants, Inc. ...............         5,500           227
                                                           -------
                                                               793
Shoe and Apparel Manufacturing - 1.5%
 American Eagle Outfitters ...........         4,100           158
 Burlington Industries, Inc.* ........        26,800           377
 Kellwood Co. ........................        10,900           390
                                                           -------
                                                               925
Steel - 1.9%
 National Steel Corp. - Cl. B* .......        44,100           523
 Texas Industries, Inc. ..............        12,600           668
                                                           -------
                                                             1,191
Telecommunication Services - 1.1%
 Pacific Gateway Exchange, Inc. ......         3,900           156
 SmarTalk Teleservices, Inc. .........        23,000           335
 Winstar Communications, Inc.* .......         4,300           185
                                                           -------
                                                               676
Telecommunications Equipment - 2.3%
 Brightpoint, Inc.* ..................        19,000           275
 Centennial Cellular Corp. - Cl. A* ..         6,900           257
 Powertel, Inc. ......................         9,400           174
 Superior Telecom, Inc. ..............         7,700           321
 Tekelec, Inc. .......................         9,600           430
                                                           -------
                                                             1,457
Telephone - 0.5%
 E Spire Communications, Inc. ........        13,600           307

Transportation Services - 0.8%
 Airbourne Freight Corp. .............         6,600           231
 America West Holdings Corp. - Cl. B*          8,900           254
                                                           -------
                                                               485
                                                           -------
                   TOTAL COMMON STOCK-         97.5%        61,442

                                                Par
                                               Value
                                              (000's)
SHORT-TERM INVESTMENTS - 2.7%

 Investment in joint trading account
  (Note B)
  5.88% due 07/01/98 .................       $ 1,721         1,721
                                             -------       -------
                    TOTAL INVESTMENTS-       100.2 %        63,163
  Payables, less cash and receivables-        (0.2)%          (113)
                                             -------       -------
                           NET ASSETS-       100.0 %       $63,050
                                             =======       =======

* Non-income producing security.
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO


                                                                     Market
                Name of Issuer                        Shares         Value
                                                                    (000's)
COMMON STOCK

Argentina - 0.8%
 Banco de Galicia y Buenos Aires SA de CV
  (BANK) .....................................         1,352       $    24
 Banco Frances del Rio de la Plata SA
  (BANK) .....................................         1,427            33
 Perez Companc SA (OILE) .....................         7,934            40
 Telefonica de Argentina SA - ADR (UTIT)
  ADR ........................................         2,440            79
 YPF Sociedad Anonima - ADR (OILX) ...........         6,522           196
                                                                   -------
                                                                       372
Australia - 2.0%
 AMP Limited (INSU) ..........................         5,000            59
 Australian Gas & Light Co., Ltd. - ADR
  (UTIG) .....................................        10,164            64
 Brambles Industries, Ltd. (DIOP) ............         3,000            59
 Broken Hill Proprietary Co., Ltd. (DIOP) ....         8,792            74
 Colonial, Ltd. (FINL) .......................        14,000            42
 Commonwealth Bank (BANK) ....................         7,008            82
 Foster's Brewing Group, Ltd. (FOOD) .........        10,000            24
 Gio Australia Holding, Ltd. (INSU) ..........         7,000            18
 Goodman Fielder, Ltd. (FOOD) ................        24,000            35
 John Fairfax Holdings Ltd. (MEDP) ...........        21,000            37
 Lend Lease Corp. (FINL) .....................         3,061            62
 National Australia Bank, Ltd. (BANK) ........         4,088            54
 News Corp., Ltd. (MEDI) .....................        13,022           107
 Publishing & Broadcasting, Ltd. (MEDP) ......         9,000            39
 Sydney Harbour Casino Holdings, Ltd.*
  (LEIS) .....................................        33,000            19
 TABCORP Holdings, Ltd. (LEIS) ...............         8,000            41
 Telstra Corp., Ltd.* (TELS) .................        21,000            54
 Westpac Banking Corp., Ltd. (BANK) ..........        13,282            81
 Woodside Petroleum, Ltd. (OILX) .............         7,000            35
                                                                   -------
                                                                       986
Belgium - 2.5%
 Axa UAP-CTF de Valeur Garant (INSU) .........           770            87
 Credit Communal Holding/Dexia (BANK) ........           389            58
 Fortis AG (INSU) ............................           770           197
 KBC Bankverzekeringgs (BANK) ................         8,800           788
 UCB SA (HEAL) ...............................            19            99
                                                                   -------
                                                                     1,229
Brazil - 1.8%
 Centrais Electricas Brasileiras S,A. - ADR
  (UTIE) .....................................           252             4
 Centrais Geradoras Sul do Brasil S.A. - ADR
  (UTIE) .....................................            25
 Companhia Siderurgica Nacional - S.A. -
  ADR (STEE) .................................         1,000            24
 Compania Brasileira de Distribuicao Grupo Pao
  de Acucar (RETF) ...........................         1,057            24
 Compania Energetica de Minas (UTIE) .........         3,121            97
 Telecomunicacoes Brasileiras S/A-Telebras -
  ADR (TELE) .................................         6,144           671
 Unibanco Uniao De Bancos Brasileiros SA - ADR
  (UTIE)  ....................................         2,000            59
                                                                   -------
                                                                       879
Canada - 0.2%
 Alcan Aluminum, Ltd. (META) .................         2,340            64
 Royal Bank of Canada (BANK) .................           650            39
                                                                   -------
                                                                       103
Chile - 0.1%
 Chilectra SA - ADR (UTIE) ...................           645            14
 Compania Cervecerias Unidas SA (FOOD) .......           200             4
 Enersis SA - ADR (UTIE) .....................           503            12
                                                                   -------
                                                                        30
China - 0.2%
 Huaneng Power International, Inc. - ADR*
  (UTIE) .....................................         6,000            81

Denmark - 0.2%
 Den Danske Bank (BANK) ......................           570            68
 Tele Danmark A/S (TELS) .....................            80             8
 Unidanmark A/S - Cl. A (BANK) ...............           490            44
                                                                   -------
                                                                       120
Finland - 0.4%
 Oy Nokia AB - ADR (TELE) ....................         2,860           211

France - 10.9%
 Accor SA (LEIS) .............................           260            73
 Alcatel Alsthom (TELE) ......................         1,654           337
 AXA SA (INSU) ...............................         2,334           262
 Canal Plus (MEDI) ...........................           380            71
 Carrefour SA (RETF) .........................           271           171
 Compagnie de St. Gobain - ADR (CONS) ........         1,360           252
 Vivendi (DIOP) ..............................         3,340           713
 Credit Commercial de France (BANK) ..........         1,783           150
 Credit Local de France (FINL) ...............           126            17
 Dexia France (BANK) .........................           380            51
 Elf Aquitaine (OILX) ........................         1,320           186
 Group Danone* (FOOD) ........................           880           243
 GTM Entrepose SA (ENGI) .....................           200            21
 L'Oreal (HNBA) ..............................           125            70
 Lafarge SA (CONS) ...........................           639            66
 Lapeyre SA (HOUS) ...........................           640            60
 Legrand SA (ELEQ) ...........................           354            94
 Pathe SA* (MEDI) ............................           230            45
 Pinault-Printemps-Redoute SA (RETS) .........           734           614
 Primagaz Cie (OILX) .........................           240            21
 Sanofi SA (HEAL) ............................         2,052           241
 Schneider SA (MACH) .........................         3,871           309
 Societe Generale de Paris (BANK) ............           958           199
 Societe Television Francaise 1 (MEDI) .......         1,430           222
 Sodexho SA (LEIS) ...........................         1,730           327

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                                                     Market
                Name of Issuer                        Shares          Value
                                                                     (000's)
COMMON STOCK - Continued
France - Continued
 Total SA - Cl. B (OILX) ....................          4,131        $   537
                                                                    -------
                                                                      5,352
Germany - 7.5%
 Allianz AG - Reg (FOOD) ....................            750            250
 Bayer AG (CHEM) ............................          4,469            231
 Bayerische Hypotheken-und Wechsel-Bank AG
  (BANK)  ...................................          3,363            213
 Bayerische Vereinsbank AG (BANK) ...........          2,510            213
 Bilfinger & Berger Bau AG (CONS) ...........            500             17
 Buderus AG (DIOP) ..........................             30             15
 Commerzbank AG (BANK) ......................          1,080             41
 Deutsche Bank AG (BANK) ....................          3,799            321
 Deutsche Telekom AG* (TELS) ................          6,456            177
 Dresdner Bank AG (BANK) ....................          3,581            194
 Fielmann AG - Pref. (RETS) .................            130              5
 Gehe AG (HEAL) .............................          5,678            305
 Hoechst AG (INSU) ..........................          1,670             84
 Hornbach Holding AG - Pref. (RETS) .........            550             50
 Hornback Baumarkt Aktiengesellschaft
  (RETF) ....................................             80              4
 Mannesmann AG (MACH) .......................          3,320            342
 Rhoen-Klinikum AG (HEAL) ...................            760             75
 SAP AG (SOFT) ..............................            640            389
 SAP AG (SOFT) ..............................            372            253
 Siemens AG (DIOP) ..........................          1,507             92
 VEBA AG (DIOP) .............................          4,895            329
 Volkswagen AG (AUTO) .......................             86             83
                                                                    -------
                                                                      3,683
Hong Kong - 1.1%
 CLP Holdings, Ltd. (UTIE) ..................         21,000             96
 Hang Seng Bank, Ltd. (BANK) ................          7,000             39
 Henderson Land Development Co., Ltd. .......
  (READ) ....................................         20,000             66
 Hong Kong & China Gas Co., Ltd. (UTIG) .....         41,700             47
 Hong Kong Telecommunications, Ltd. .........
  (TELS) ....................................         37,600             71
 Hutchison Whampoa, Ltd. (COMM) .............         38,000            201
                                                                    -------
                                                                        520
Italy - 5.4%
 Assicurazioni Generali (INSU) ..............          5,640            183
 Banca Commerciale Italiana (BANK) ..........          9,000             54
 Banca Di Roma (BANK) .......................        123,000            256
 Credito Italiano SpA (BANK) ................         63,393            332
 Ente Nazionale Idrocarburi SpA (OILS) ......         49,784            326
 Industrie Natuzzi SpA - ADR (APPL) .........          2,000             52
 Istituto Mobiliare Italiano SpA (FINL) .....         10,960            173
 Istituto Nazionale delle Assicurazioni
  (INSU) ....................................         32,000             91
 Italgas SpA (UTIG) .........................         10,000             41
 La Rinascente SpA (RETF) ...................          1,000             10
 Mediolanum SpA* (INSU) .....................          5,331            169
 Telecom Italia Mobile (TIM) SpA (FOOD) .....         65,000            398
 Telecom Italia SpA* (TELS) .................         75,444            556
                                                                    -------
                                                                      2,641
Japan - 15.4%
 Advantest (ETRN) ...........................            400             22
 Alps Electric Co. (ETRN) ...................          7,000             84
 Amada Co., Ltd (MACH) ......................          8,000             39
 Canon, Inc. (COMM) .........................         20,000            456
 Citizen Watch Co., Ltd. (APPA) .............          7,000             58
 Daifuku Co., Ltd. (MACH) ...................          1,000              4
 Daiichi Pharmaceutical Co., Ltd. (HEAL) ....          8,000            106
 Dainippon Screen Manufacturing Co., Ltd. ...
  (ELEQ) ....................................          7,000             29
 Daiwa House Industry Co., Ltd. (HOUS) ......         12,000            106
 DDI Corp. (UTIT) ...........................             21             73
 East Japan Railway Co. (TRAN) ..............             35            165
 Fanuc, Ltd. (ELEQ) .........................          2,700             94
 Fujitsu, Ltd. (ELEQ) .......................          4,000             42
 Hitachi Zosen Corp. (CONS) .................          7,000             11
 Hitachi, Ltd. (ETRN) .......................         24,000            157
 Honda Motor Co. (AUTO) .....................          2,000             72
 Inax Corp. (CONS) ..........................          2,000              7
 Ito-Yokado Co., Ltd. (RETS) ................          6,000            283
 KAO Corp. (HNBA) ...........................          9,000            139
 Kokuyo Co. (COMM) ..........................          6,000            102
 Komatsu, Ltd. (MACH) .......................          8,000             39
 Komori Corp. (MACH) ........................          5,000             95
 Kuraray Co., Ltd. (APPA) ...................         15,000            128
 Kyocera Corp. (ETRN) .......................          5,000            245
 Makita Corp. (CNSU) ........................          9,000            104
 Marui Co., Ltd. (RETS) .....................         13,000            195
 Matsushita Electric Industrial Co. (ETRN) ..         21,000            339
 Mitsubishi Corp. (DIOP) ....................         11,000             68
 Mitsubishi Heavy Industries, Ltd. (MACH) ...         60,000            227
 Mitsui Fudosan (REAL) ......................         31,000            246
 Murata Manufacturing Co., Ltd. (ETRN) ......          6,000            195
 NEC Corp. (COMP) ...........................         32,000            299
 Nippon Telegraph & Telephone Corp. (UTIT) ..             16            133
 Nippondenso Co., Ltd. (ETRN) ...............         21,000            349
 Nomura Securities Co., Ltd. (FUND) .........         21,000            245
 Pioneer Electronic Corp. (ETRN) ............          4,000             77
 Sangetsu Co., Ltd. (CNSU) ..................          1,000             13
 Sankyo Co., Ltd. (HEAL) ....................         15,000            343
 Sega Enterprises (CNSU) ....................          1,200             21
 Sekisui Chemical Co. (CHEM) ................         14,000             72
 Sekisui House, Ltd. (CONS) .................         10,000             78
 Seven-Eleven Japan (RETF) ..................          2,000            120
 Sharp Corp. (ETRN) .........................          3,000             24
 Shin-Etsu Chemical Co. (CHEM) ..............         11,000            191
 Shiseido Co., Ltd. (HNBA) ..................          6,000             68
 Sony Corp. (ETRN) ..........................          5,300            458
 Sumitomo Corp. (DIOP) ......................         22,000            106
 Sumitomo Electric Industries (TELE) ........         29,000            294

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO



                                                                        Market
                Name of Issuer                           Shares          Value
                                                                        (000's)
COMMON STOCK - Continued
Japan - Continued
 Sumitomo Forestry Co. (PAPR) ..................          3,000        $    17
 TDK Corp. (COMP) ..............................          5,000            371
 Tokio Marine & Fire Insurance Co. (INSU) ......          5,000             52
 Tokyo Electron, Ltd. (ETRN) ...................          3,100             95
 Tokyo Steel Manufacturing (STEE) ..............          2,500             13
 Toppan Printing Co. (CNSU) ....................         10,000            107
 UNY Co., Ltd. (RETS) ..........................          6,000             98
 Yurtec Corp. (ENGI) ...........................             50
                                                                       -------
                                                                         7,574
Mexico - 1.3%
 Cemex SA de CV (CONS) .........................             60
 Cemex SA de CV - ADR (CONS) ...................          8,000             35
 Cemex SA de CV - ADR* (CONS) ..................         14,030            105
 Fomento Economico Mexicano SA de C.V. .........
  (FOOD) .......................................          2,000             62
 Gruma SA* (FOOD) ..............................          9,114             20
 Gruma SA - ADR 144A* (FOOD) ...................            989              9
 Grupo Financiero Banamex Accival SA de CV*
  (BANK)  ......................................          6,300             12
 Grupo Industrial Maseca SA de CV (FOOD) .......         12,630              9
 Grupo Modelo SA de CV (FOOD) ..................          4,000             34
 Grupo Televisa SA - GDR* (MEDI) ...............          1,907             72
 Kimberly-Clark de Mexico SA de CV
  (PAPR) .......................................         16,170             57
 Telefonos de Mexico SA (CONS) .................          4,560            219
                                                                       -------
                                                                           634
Netherlands - 11.5%
 ABN Amro Holding NV (BANK) ....................         10,346            242
 Akzo Nobel NV (CHEM) ..........................            260             58
 ASM Lithography Holding NV (ETRN) .............          5,330            158
 Baan Co., NV* (SOFT) ..........................          1,160             42
 CSM NV (FOOD) .................................          4,268            205
 Elsevier NV (MEDP) ............................         25,010            378
 Fortis Amev NV (INSU) .........................          4,460            261
 Gucci Group NV (APPA) .........................            815             43
 ING Groep NV (BANK) ...........................         13,670            896
 Koninklijke Ahold NV (RETF) ...................          3,593            115
 Koninklijke KPN NV (UTIT) .....................          1,130             44
 Koninklijke Numica NV (ETRN) ..................          2,625             82
 Philips Electronics NV (ETRN) .................          2,350            198
 PolyGram NV (MEDI) ............................          4,540            232
 Royal Dutch Petroleum Co. (OILS) ..............         20,710          1,149
 STMicroelectronics NV (ETRN) ..................            500             35
 TNT Post Group NV (TRAN) ......................          1,130             29
 Unilever NV (CNSU) ............................          6,750            536
 Wolters Kluwer NV (MEDP) ......................          6,763            929
                                                                       -------
                                                                         5,632
New Zealand - 0.2%
 Fletcher Challenge Building (CONS) ............          8,288             10
 Fletcher Challenge Energy (OILX) ..............          7,184             17
 Telecom Corp. of New Zealand (TELS) ...........         10,000             41
 Telecom Corp. of New Zealand - IR (TELS) ......          4,000              9
                                                                       -------
                                                                            77
Norway - 1.6%
 Bergesen d.y. ASA - Cl. A (APPA) ..............            250              5
 Norsk Hydro ASA (DIOP) ........................          7,300            321
 Orkla ASA (DIOP) ..............................         20,250            471
 Saga Petroleum AS - Cl. B (OILX) ..............            400              6
                                                                       -------
                                                                           803
Panama - 0.2%
 Banco Latinoamericano de Exportaciones SA -
  Cl. E (BANK) .................................            176              6
 Panamerican Beverages, Inc. - Cl. A (FOOD) ....          3,160             99
                                                                       -------
                                                                           105
Peru - 0.0%
 Telefonica del Peru SA - ADR (UTIT) ...........            535             11
Portugal - 0.4%
 Estabelecimentos Jeronimo Martins & Filho,
  Sociedade Gestora de Participacoes Sociais
  SA (RETF) ....................................          4,580            220
Russia - 0.0%
 Gazprom - ADR (OILX) ..........................          1,380             15
 LUKoil Holding - ADR (OILX) ...................            180              6
                                                                       -------
                                                                            21
Singapore - 0.1%
 Singapore Press Holding, Ltd. (MEDP) ..........          4,932             33
 Singapore Telecommunications, Ltd. (TELS) .....         16,000             23
                                                                       -------
                                                                            56
Spain - 2.9%
 Banco Bilbao Vizcaya SA (BANK) ................          1,580             81
 Banco Popular Espanol SA (BANK) ...............          1,207            103
 Banco Santander SA (BANK) .....................         12,736            326
 Corporacion Bancaria de Espana SA (BANK) ......          4,800            108
 Empresa Nacional de Electricidad SA (UTIE) ....          6,628            145
 Gas Natural SDG SA (UTIG) .....................          1,340             97
 Iberdrola SA (UTIE) ...........................          9,010            146
 Repsol SA (OILX) ..............................          1,847            102
 Telefonica de Espana (UTIT) ...................          6,772            313
                                                                       -------
                                                                         1,421
Sweden - 3.6%
 ABB AB - Cl. A (MACH) .........................          9,830            139
 Astra AB - Cl. B (HEAL) .......................         22,526            449
 Atlas Copco AB (MACH) .........................          4,780            130
 Electrolux AB - Ser. B (APPL) .................         12,200            210
 Esselte AB - Cl. B (COMM) .....................            910             21
 Granges AB (UTIT) .............................            495              9
 Hennes & Mauritz AB - B Shares (RETS) .........          6,550            418
 Nordbanken Holding (BANK) .....................         35,154            258
 Sandvik AB - Cl. A (MACH) .....................            530             15

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                                                        Market
                Name of Issuer                         Shares           Value
                                                                       (000's)
COMMON STOCK - Continued

Sweden - Continued
 Sandvik AB - Cl. B (MACH) ...................          3,850         $   106
 Scribona AB - Cl. B (UTIT) ..................            290               3
                                                                      -------
                                                                        1,758
Switzerland - 6.9%
 ABB AG* (ENGI) ..............................            170             252
 Adecco SA (COMM) ............................            595             269
 CS Holding AG (BANK) ........................          1,210             270
 Nestle SA (FOOD) ............................            460             986
 Novartis AG* (HEAL) .........................            356             593
 Roche Holding AG (HEAL) .....................             41             403
 UBS AG (BANK) ...............................          1,697             632
                                                                      -------
                                                                        3,405
Thailand - 0.1%
 Thai Farmers Bank Public Co., Ltd. (BANK) ...         30,000              26

United Kingdom - 19.1%
 Abbey National First Capital BV (BANK) ......         18,000             320
 Asda Group plc (RETF) .......................         50,000             172
 BG plc (OILE) ...............................         14,588              84
 British Petroleum Co. plc* (OILX) ...........         15,000             219
 Cable & Wireless plc (TELE) .................         33,000             401
 Cadbury Schweppes plc (FOOD) ................         23,000             356
 Caradon plc (CONS) ..........................         34,500             106
 Centrica plc* (UTIG) ........................          7,000              12
 Compass Group plc (FOOD) ....................         22,000             253
 David S. Smith Holdings plc (PAPR) ..........         15,000              48
 Diageo plc (FOOD) ...........................         67,112             796
 Electrocomponents plc (ETRN) ................         11,000              86
 GKN plc (PART) ..............................          4,000              51
 Glaxo Wellcome plc - ADR (HEAL) .............         26,000             781
 Heywood Williams Group plc (CONS) ...........          2,000               9
 John Laing plc (HOUS) .......................          3,000              20
 Kingfisher plc (RETS) .......................         38,000             612
 Ladbroke Group plc (LEIS) ...................         20,000             110
 National Westminster Bank plc (BANK) ........         70,000           1,252
 Rank Group plc (MEDP) .......................         22,000             121
 Reed International plc (MEDP) ...............         59,000             534
 Rolls-Royce plc (AERO) ......................         11,000              46
 RTZ Corp. plc (DIOP) ........................         16,000             180
 Safeway plc (RETF) ..........................         26,000             170
 Shell Transport & Trading Co. plc (OILX) ....         89,000             627
 SmithKline Beecham plc (HEAL) ...............         85,800           1,048
 Tesco plc (RETF) ............................         25,000             244
 Tomkins plc (DIOP) ..........................         70,000             380
 United News & Media plc (MEDP) ..............         26,000             364
                                                                      -------
                                                                        9,402
United States - 0.2%
 Brazil Fund, Inc. (FUND) ....................            860              16
 Cifra SA de CV (RETS) .......................            426               6
 Credicorp, Ltd. (BANK) ......................            396               6
 Korea Fund, Inc.* (BANK) ....................          5,213              33
 Mahanagar Telephone Nigam Ltd. (TELE) .......          3,000              25
 TV Azteca SA de CV* (MEDI) ..................          2,700              29
                                                                      -------
                                                                          115
Venezuela - 0.0%
 Compania Anonima Nacional Telefonos de
  Venezuela - ADR* (TELS) ....................            928              23
                                                                      -------
                           TOTAL COMMON STOCK-          96.6%          47,490
PREFERRED STOCK

Australia - 0.2%
 News Corp., Ltd. (MEDI) ....................          11,148              79

Germany - 0.1%
 Fresenius AG (HEAL) ........................             290              55
                                                                      -------
                       TOTAL PREFERRED STOCK-            0.3%             134
WARRANTS

Netherlands - 0.1%
 ING Groep NV (BANK)
  expires 3/15/01 (Cost $10) ................          1,847              34

                                                       Par
                                                      Value
                                                     (000's)
SHORT-TERM INVESTMENTS - 2.7%
 Investment in joint trading account (Note B)
  5.88% due 07/01/98 ........................       $  1,342           1,342
                                                    --------         -------
                            TOTAL INVESTMENTS-         99.6%          49,000
          Cash and Receivables, less payables-          0.3%             169
                                                    --------         -------
                                   NET ASSETS-        100.0%         $49,169
                                                    ========         =======


ADR-American Depository Receipt
* Non-income producing security.
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                                    Market             %
            Industry                 Industry       Value          Long-Term
                                   Abbreviation    (000's)        Investments

Aerospace and Defense .........        AERO        $   46            0.1%
Shoe and Apparel
 Manufacturing ................        APPA           234            0.5%
Household Appliances /
 Furnishings ..................        APPL           262            0.5%
Automobile ....................        AUTO           155            0.3%
Banks .........................        BANK         7,939           16.7%
Chemicals .....................        CHEM           552            1.2%
Consumer - Miscellaneous ......        CNSU           781            1.6%
Commercial Services ...........        COMM         1,049            2.2%
Computer Equipment ............        COMP           670            1.4%
Construction ..................        CONS           915            1.9%
Diversified Operations ........        DIOP         2,808            5.9%
Electrical Equipment ..........        ELEQ           259            0.5%
Engineering and Construction ..        ENGI           273            0.6%
Electronic Products and
 Services .....................        ETRN         2,604            5.5%
Financial Services ............        FINL           294            0.6%
Food, Beverage and Tobacco ....        FOOD         3,783            7.9%
Brokerage and Investment
 Management ...................        FUND           261            0.5%
Health Care Products ..........        HEAL         4,498            9.4%
Cosmetic and Personal Care ....        HNBA           277            0.6%
Housing .......................        HOUS           186            0.4%
Insurance .....................        INSU         1,463            3.1%
Leisure and Recreation ........        LEIS           570            1.2%
Machinery .....................        MACH         1,445            3.0%
Media - TV / Radio ............        MEDI           857            1.8%
Media - Publishing ............        MEDP         2,435            5.1%
Metals and Mining .............        META            64            0.1%
Oil - Equipment and Services ..        OILE           124            0.3%
Oils ..........................        OILS         1,475            3.1%
Oil and Natural Gas Exploration
 and Production ...............        OILX         1,967            4.1%
Paper and Forest Products .....        PAPR           122            0.3%
Auto and Truck Parts ..........        PART            51            0.1%
Real Estate Development .......        READ            66            0.1%
Real Estate Operations ........        REAL           246            0.5%
Retail - Food .................        RETF         1,250            2.6%
Retail - Department Stores ....        RETS         2,281            4.8%
Computer Software and
 Services .....................        SOFT           684            1.4%
Steel .........................        STEE            37            0.1%
Telecommunication Equipment ...        TELE         1,939            4.1%
Telecommunications Services ...        TELS           962            2.0%
Transportation Services .......        TRAN           194            0.4%
Electric Power ................        UTIE           654            1.4%
Natural Gas Distribution ......        UTIG           261            0.5%
Telephone .....................        UTIT           665            1.4%
                                                  -------          -----
                                                  $47,658          100.0%
                                                  =======          =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO


                                                                  Market
             Name of Issuer                       Shares          Value
                                                                 (000's)
COMMON STOCK
Aerospace and Defense - 1.6%
 Aeroquip-Vickers, Inc. ..................           500      $     29
 Allied Signal, Inc. .....................        10,500           466
 B.F. Goodrich Co. .......................         1,300            65
 Boeing Co. ..............................        18,568           827
 General Dynamics Corp. ..................         2,200           102
 Lockheed Martin Corp. ...................         3,600           381
 Northrop Grumman Corp. ..................         1,200           124
 Raytheon Company - Class B ..............         6,100           361
 United Technologies Corp. ...............         4,200           388
                                                              --------
                                                                 2,743

Agricultural Operations - 0.5%
 Monsanto Co. ............................        10,900           609
 Pioneer Hi-Bred International, Inc. .....         4,400           182
                                                              --------
                                                                   791
Auto and Truck Parts - 1.9%
 AutoZone, Inc.* .........................         2,700            86
 Cooper Tire & Rubber Co. ................         1,500            31
 Cummins Engine Company, Inc. ............           600            31
 Dana Corp. ..............................         2,000           107
 Echlin, Inc. ............................         1,200            59
 Ford Motor Co. ..........................        22,100         1,304
 General Motors Corp. ....................        12,400           829
 Genuine Parts Co. .......................         3,150           109
 Goodyear Tire & Rubber Co. ..............         2,800           180
 ITT Industries, Inc. ....................         2,200            82
 Johnson Controls, Inc. ..................         1,500            86
 Navistar International* .................         1,400            40
 PACCAR, Inc. ............................         1,400            73
 Pep Boys - Manny, Moe & Jack ............         1,000            19
 TRW, Inc. ...............................         2,300           126
                                                              --------
                                                                 3,162
Automobile - 0.4%
 Chrysler Corp. ..........................        11,800           665

Banks - 8.8%
 Banc One Corp. ..........................        12,830           716
 Bank of New York Co., Inc. ..............         6,800           413
 BankAmerica Corp. .......................        12,600         1,089
 BankBoston Corp. ........................         5,400           300
 Bankers Trust New York Corp. ............         1,800           209
 BB&T Corporation ........................         2,500           169
 Chase Manhattan Corp. ...................        15,600         1,178
 Citicorp ................................         8,300         1,239
 Comerica, Inc. ..........................         2,800           186
 Fifth Third Bancorp .....................         4,650           293
 First Chicago NBD Corp. .................         5,200           461
 First Union Corp. .......................        17,646         1,028
 Fleet Financial Group, Inc. .............         5,200           434
 Golden West Financial Corp. .............         1,000           106
 H.F. Ahmanson & Co. .....................         2,100           149
 Huntington Bancshares, Inc. .............         3,500           117
 J.P. Morgan & Co., Inc. .................         3,300           387
 KeyCorp .................................         7,900           281
 Mellon Bank Corp. .......................         4,700           327
 Mercantile Bancorporation ...............         2,400           121
 National City Corp. .....................         6,000           426
 NationsBank Corp. .......................        17,487         1,338
 Northern Trust Corp. ....................         2,000           153
 Norwest Corp. ...........................        13,700           512
 PNC Bank Corp. ..........................         5,600           301
 Republic New York Corp. .................         2,000           126
 State Street Corp. ......................         3,000           208
 Summit Bancorp ..........................         3,300           157
 Suntrust Banks, Inc. ....................         3,800           309
 Synovus Financial Corp. .................         4,650           110
 U.S. Bancorp ............................        13,618           586
 Wachovia Corp. ..........................         3,800           321
 Washington Mutual, Inc. .................         7,250           315
 Wells Fargo & Co. .......................         1,600           590
                                                              --------
                                                                14,655
Brokerage and Investment Management - 1.3%
 Charles Schwab Corp. ....................         4,950           161
 Franklin Resources, Inc. ................         4,600           248
 Lehman Brothers Holdings, Inc. ADR ......         2,100           163
 Merrill Lynch & Co., Inc. ...............         6,300           581
 Morgan Stanley, Dean Witter,
  Discover & Co. .........................        10,950         1,001
                                                              --------
                                                                 2,154
Business Services - 0.4%
 Automatic Data Processing, Inc. .........         5,500           401
 Dun & Bradstreet Corp. ..................         3,300           119
 H & R Block, Inc. .......................         1,900            80
 Harris Corp. ............................         1,400            63
 IKON Office Solutions, Inc. .............         2,500            36
 Moore Corp., Ltd. .......................         1,700            23
                                                              --------
                                                                   722
Chemicals - 1.8%
 Air Products & Chemicals, Inc. ..........         4,200           168
 Dow Chemical Co. ........................         4,100           396
 E.I. du Pont de Nemours & Co. ...........        20,600         1,537
 Eastman Chemical Co. ....................         1,400            87
 Engelhard Corp. .........................         2,600            53
 Great Lakes Chemical Corp. ..............         1,100            43
 Hercules, Inc. ..........................         1,700            70
 Morton International, Inc. ..............         2,400            60
 Nalco Chemical Co. ......................         1,200            42
 Praxair, Inc. ...........................         2,800           131
 Rohm & Haas Co. .........................         1,100           114
 Sigma-Aldrich Corp. .....................         1,700            60
 Union Carbide Corp. .....................         2,500           134
 W.R. Grace & Co. ........................         1,100            19
                                                              --------
                                                                 2,914

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                                  Market
             Name of Issuer                        Shares         Value
                                                                 (000's)
COMMON STOCK - Continued
Commercial Services - 0.7%
 Cendant Corporation* .....................        15,506      $    324
 Cognizant Corp. ..........................         2,900           183
 Deluxe Corp. .............................         1,400            50
 Ecolab, Inc. .............................         2,400            74
 Equifax, Inc. ............................         2,600            94
 Interpublic Group Cos., Inc. .............         2,550           155
 Omnicom Group Inc. .......................         3,200           160
 R.R. Donnelley & Sons Co. ................         2,700           123
                                                               --------
                                                                  1,163

Computer Equipment - 5.1%
 3Com Corp.* ..............................         6,600           203
 Apple Computer, Inc.* ....................         2,300            66
 Compaq Computer Corp.* ...................        30,311           860
 Data General Corp.* ......................           700            10
 Dell Computer Corp.* .....................        11,900         1,104
 Gateway 2000, Inc.* ......................         2,900           147
 Hewlett-Packard Co. ......................        19,000         1,138
 IBM Corp. ................................        17,200         1,975
 Intel Corp. ..............................        31,100         2,305
 Xerox Corp. ..............................         6,000           610
                                                               --------
                                                                  8,418
Computer Software and Services - 4.7%
 Adobe Systems, Inc. ......................         1,200            51
 Autodesk, Inc. ...........................           900            35
 Cabletron Systems, Inc.* .................         3,100            42
 Ceridian Corp.* ..........................         1,400            82
 Computer Associates International, Inc. ..        10,025           557
 Computer Sciences Corp.* .................         2,800           179
 EMC Corp.* ...............................         9,100           408
 First Data Corp. .........................         8,200           273
 Microsoft Corp. ..........................        45,000         4,877
 Novell, Inc.* ............................         6,100            78
 Oracle Corp.* ............................        17,650           433
 Parametric Technology Co.* ...............         5,000           135
 Seagate Technology, Inc.* ................         4,400           105
 Shared Medical Systems Corp. .............           500            37
 Silicon Graphics, Inc.* ..................         3,300            40
 Sun Microsystems, Inc.* ..................         6,800           295
 Unisys Corp.* ............................         4,700           133
                                                               --------
                                                                  7,760
Construction - 0.0%
 Armstrong World Industries, Inc. .........           700            47
 Foster Wheeler Corp. .....................           600            13
                                                               --------
                                                                     60
Consumer - Miscellaneous - 1.4%
 American Greetings Corp. - Cl. A .........         1,300            66
 Avery Dennison Corp. .....................         2,200           118
 Black & Decker Corp. .....................         1,700           104
 Briggs & Stratton Corp. ..................           500            19
 Clorox Co. ...............................         1,900           181
 Fortune Brands, Inc. .....................         3,100           119
 Honeywell, Inc. ..........................         2,300           192
 Jostens, Inc. ............................           600            14
 Parker-Hannifin Corp. ....................         1,950            74
 Rubbermaid, Inc. .........................         2,700            90
 Service Corp. International ..............         4,700           202
 Sherwin-Williams Co. .....................         3,200           106
 Snap-On, Inc. ............................         1,000            36
 Stanley Works ............................         1,600            67
 Tupperware Corp. .........................         1,100            31
 Unilever NV - NY Shares* .................        11,700           924
                                                               --------
                                                                  2,343
Containers - 0.2%
 Bemis Company, Inc. ......................           900            37
 Crown Cork & Seal Co., Inc. ..............         2,200           104
 Owens-Illinois, Inc.* ....................         2,900           130
 Sealed Air Corp. ADR .....................         1,389            51
 Stone Container Corp. ....................         1,600            25
                                                               --------
                                                                    347
Cosmetics and Personal Care Products - 2.5%
 Alberto-Culver Co. .......................           900            26
 Avon Products, Inc. ......................         2,400           186
 Colgate-Palmolive Co. ....................         5,400           475
 Gillette Co. .............................        20,500         1,162
 International Flavors & Fragrances,
  Inc .....................................         1,900            83
 Procter & Gamble Co. .....................        24,500         2,231
                                                               --------
                                                                  4,163
Diversified Operations - 5.1%
 Cooper Industries, Inc. ..................         2,300           126
 Corning, Inc. ............................         4,100           142
 Crane Co. ................................           900            44
 Dover Corp. ..............................         4,000           137
 Eastern Enterprises ......................           300            13
 Eaton Corp. ..............................         1,300           101
 General Electric Co. .....................        59,500         5,415
 Illinois Tool Works, Inc. ................         4,500           300
 Minnesota Mining & Manufacturing Co. .....         7,400           608
 National Service Industries, Inc. ........           700            36
 Pall Corp. ...............................         2,300            47
 PPG Industries, Inc. .....................         3,200           223
 Raychem Corp. ............................         1,500            44
 Seagram Co., Ltd. ........................         6,400           262
 Tenneco, Inc. ............................         3,100           118
 Textron, Inc. ............................         3,000           215
 Tyco International, Ltd. .................        10,600           668
                                                               --------
                                                                  8,499
Electric Power - 2.3%
 Ameren Corp. .............................         2,500            99
 American Electric Power Co. ..............         3,500           159
 Baltimore Gas & Electric Co. ......... ...         2,800            87

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 1998
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                               Market
             Name of Issuer                     Shares          Value
                                                               (000's)
COMMON STOCK - Continued

Electric Power - Continued
 Carolina Power & Light Co. ................     2,800       $    121
 Central & South West Corp. ................     3,900            105
 Cinergy Corp. .............................     2,900            102
 Consolidated Edison, Inc. ADR .............     4,200            194
 Dominion Resources, Inc. ..................     3,700            151
 DTE Energy Co. ............................     2,700            109
 Duke Energy Co. ...........................     6,644            394
 Edison International ......................     6,800            201
 Entergy Corp. .............................     4,600            132
 Firstenergy Corp. .........................     4,300            132
 FPL Group, Inc. ...........................     3,300            208
 GPU, Inc. .................................     2,200             83
 Houston Industries, Inc. ..................     5,424            168
 Niagara Mohawk Power* .....................     3,600             54
 Northern States Power Co. .................     2,600             74
 PacifiCorp ................................     5,500            124
 Peco Energy Co. ...........................     3,900            114
 PG & E Corp. ..............................     7,100            224
 PP & L Resources, Inc. ....................     3,000             68
 Public Services Enterprise Group, Inc......     4,100            141
 Southern Co. ..............................    12,900            357
 Texas Utilities Co. .......................     4,412            184
                                                             --------
                                                                3,785
Electrical Equipment - 0.4%
 EG & G, Inc. ..............................       700             21
 Emerson Electric Co. ......................     8,100            489
 Unicom Corp. ..............................     4,000            140
                                                             --------
                                                                  650
Electronic Products and Services - 2.3%
 Advanced Micro Devices, Inc.* .............     2,400             41
 AMP, Inc. .................................     4,000            138
 Applied Materials, Inc.* ..................     6,800            201
 Ball Corp. ................................       500             20
 Cisco Systems, Inc.* ......................    18,650          1,717
 General Signal Corp. ......................       900             32
 KLA Instruments Corp.* ....................     1,500             42
 LSI Logic Corp.* ..........................     2,400             55
 Micron Technology, Inc.* ..................     3,800             94
 Millipore Corp. ...........................       800             22
 Motorola, Inc. ............................    10,900            573
 National Semiconductor Corp.* .............     2,900             38
 Pitney Bowes, Inc. ........................     5,000            241
 Polaroid Corp. ............................       800             28
 Rockwell International Corp.* .............     3,700            178
 Tektronix, Inc. ...........................       900             32
 Texas Instruments, Inc. ...................     7,100            414
 Thomas & Betts Corp. ......................       900             44
                                                             --------
                                                                3,910
Engineering and Construction - 0.1%
 Fluor Corp. ...............................     1,600             82
Financial Services - 0.9%
 American Express Co. ......................     8,400            958
 Associates First Capital Corp. - Cl. A          6,353            488
 Providian Financial Corp.* ................     1,700            134
                                                             --------
                                                                1,580
Food, Beverage and Tobacco - 6.5%
 Adolph Coors Co. - Cl. B ..................       600             20
 Anheuser-Busch Cos., Inc. .................     8,900            420
 Archer-Daniels-Midland Co. ................    10,556            205
 Bestfoods .................................     5,200            302
 Brown-Forman Corp. ........................     1,300             84
 Campbell Soup Co. .........................     8,300            441
 Coca-Cola Co. .............................    45,100          3,856
 ConAgra, Inc. .............................     8,800            279
 General Mills, Inc. .......................     2,900            198
 Giant Food, Inc. ..........................     1,000             43
 H.J. Heinz Co. ............................     6,600            370
 Hershey Foods Corp. .......................     2,700            186
 Kellogg Co. ...............................     7,600            286
 PepsiCo, Inc. .............................    27,300          1,124
 Philip Morris Cos., Inc. ..................    44,600          1,756
 Quaker Oats Co. ...........................     2,500            137
 Ralston-Ralston Purina Group ..............     1,900            222
 Sara Lee Corp. ............................     8,500            475
 SUPERVALU, Inc. ...........................     1,100             49
 Sysco Corp. ...............................     6,000            154
 UST, Inc. .................................     3,400             92
 Wm. Wrigley Jr. Co. .......................     2,100            206
                                                             --------
                                                               10,905
Health Care Products - 11.1%
 Abbott Laboratories .......................    28,100          1,148
 Allergan, Inc. ............................     1,200             56
 ALZA Corp.* ...............................     1,500             65
 American Home Products Corp.* .............    23,900          1,237
 Amgen, Inc.* ..............................     4,800            314
 Bausch & Lomb, Inc. .......................     1,000             50
 Baxter International, Inc. ................     5,200            280
 Becton, Dickinson & Co. ...................     2,200            171
 Biomet, Inc. ..............................     1,900             63
 Boston Scientific Corp.* ..................     3,600            258
 Bristol-Myers Squibb Co. ..................    18,200          2,092
 C.R. Bard, Inc. ...........................     1,000             38
 Cardinal Health, Inc. .....................     2,000            187
 Eli Lilly & Co. ...........................    20,200          1,334
 Guidant Corp. .............................     2,700            192
 HBO & Company .............................     7,700            271
 Johnson & Johnson .........................    24,700          1,822
 Mallinckrodt, Inc. ........................     1,200             36
Medtronic, Inc. ............................     8,500            542
Merck & Co., Inc. ..........................    21,900          2,929
Pfizer, Inc. ...............................    23,900          2,598
Pharmacia & Upjohn, Inc. ...................     9,400            433
Schering-Plough Corp. ......................    13,400          1,228

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
-----------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                               Market
             Name of Issuer                      Shares        Value
                                                              (000's)
COMMON STOCK - CONTINUED

Health Care Products - Continued
 St. Jude Medical, Inc.* ................         1,500      $     55
 U.S. Surgical Corp. ....................         1,400            64
 Warner-Lambert Co. .....................        15,000         1,041
                                                             --------
                                                               18,504
Health Care Services - 0.7%
 Columbia/HCA Healthcare Corp. ..........        11,850           345
 HEALTHSOUTH Corp.* .....................         7,400           197
 Humana, Inc.* ..........................         2,900            90
 Manor Care, Inc. .......................         1,300            50
 Tenet Healthcare Corp. .................         5,600           175
 United Healthcare Corp. ................         3,600           229
 UNUM Corp. .............................         2,500           139
                                                             --------
                                                                1,225
Household Appliances / Furnishings - 0.2%
 Maytag Corp. ...........................         1,800            89
 Newell Co. .............................         3,000           149
 Springs Industries, Inc. - Cl. A .......           300            14
 Whirlpool Corp. ........................         1,400            96
                                                             --------
                                                                  348
Housing - 0.2%
 Centex Corp. ...........................         1,000            38
 Fleetwood Enterprises ..................           700            28
 Kaufman & Broad Home Corp. .............           800            25
 Masco Corp. ............................         3,100           187
 Owens Corning ..........................         1,000            41
 Pulte Corp. ............................           900            27
                                                             --------
                                                                  346
Insurance - 4.8%
 Aetna, Inc. ............................         2,700           206
 Allstate Corp. .........................         7,700           705
 American General Corp. .................         4,621           329
 American International Group, Inc. .....        12,800         1,869
 Aon Corp. ..............................         3,100           218
 Chubb Corp. ............................         3,100           249
 Cigna Corp. ............................         4,100           283
 Cincinnati Financial Corporation .......         3,100           119
 Conseco, Inc. ..........................         3,500           164
 General Re Corp. .......................         1,400           355
 Hartford Financial Services Group, Inc.          2,200           252
 Jefferson-Pilot Corp. ..................         1,950           113
 Lincoln National Corp. .................         1,800           164
 Loews Corp. ............................         2,100           183
 Marsh & McLennan Cos., Inc. ............         4,800           290
 MBIA, Inc. .............................         1,800           135
 MGIC Investment Corp. ..................         2,100           120
 Perkin-Elmer Corp. .....................         1,000            62
 Progressive Corp. ......................         1,300           183
 Safeco Corp. ...........................         2,600           118
 St. Paul Cos., Inc. ....................         4,314           181
 SunAmerica, Inc. .......................         3,500           201
 Torchmark, Inc. ........................         2,600           119
 Transamerica Corp. .....................         1,200           138
 Travelers Group, Inc. ..................        20,952         1,270
                                                             --------
                                                                8,026
Leisure and Recreation - 1.5%
 Brunswick Corp. ........................         1,900            47
 Eastman Kodak Co. ......................         5,900           431
 Harrah's Entertainment, Inc.* ..........         1,700            40
 Hasbro, Inc. ...........................         2,450            96
 Hilton Hotels Corp. ....................         4,400           125
 Marriott International, Inc. - Cl. A
  ADR ...................................         4,600           149
 Mattel, Inc. ...........................         5,400           229
 Mirage Resorts, Inc. ...................         3,200            68
 The Walt Disney Co. ....................        12,500         1,313
                                                             --------
                                                                2,498
Machinery - 0.7%
 Case Corp. .............................         1,300            63
 Caterpillar, Inc. ......................         6,700           354
 Cincinnati Milacron, Inc. ..............           700            17
 Deere & Co. ............................         4,500           238
 FMC Corp.* .............................           600            41
 Harnischfeger Industries, Inc. .........           800            23
 Ingersoll-Rand Co. .....................         3,000           132
 McDermott International, Inc. ..........         1,000            34
 NACCO Industries, Inc. - Cl. A .........           200            26
 Thermo Electron Corp.* .................         2,900            99
 W.W. Grainger, Inc. ....................         1,800            90
                                                             --------
                                                                1,117
Media - Publishing - 0.6%
 Dow Jones & Co., Inc. ..................         1,700            95
 Gannett Co., Inc. ......................         5,200           369
 Knight-Ridder, Inc. ....................         1,500            83
 Meredith Corp. .........................           900            42
 New York Times Co. .....................         1,700           135
 Times Mirror Co. - Cl. A ...............         1,600           101
 Tribune Co. ............................         2,200           151
                                                             --------
                                                                  976
Media - TV / Radio - 1.7%
 CBS Corp.* .............................        13,200           419
 Clear Channel Communications, Inc.* ....         2,300           251
 Comcast Corp. - Cl. A ..................         6,800           276
 King World Productions, Inc.* ..........         1,300            33
 McGraw-Hill Cos., Inc. .................         1,800           147
 Tele-Communications, Inc. - Cl. A* .....         9,400           361
 Time Warner, Inc. ......................        10,800           923
 Viacom, Inc.* ..........................         6,600           385
                                                             --------
                                                                2,795
Metal Product and Fabrication - 0.0%
 Timken Co. . . . . . . . . . . . . . .           1,000            31

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                             Market
             Name of Issuer                    Shares        Value
                                                            (000's)
COMMON STOCK - CONTINUED

Metal Product and Fabrication - Continued
 Worthington Industries, Inc. .........         1,800      $     27
                                                           --------
                                                                 58
Metals and Mining - 0.3%
 Alcan Aluminium, Ltd. ................         4,100           113
 Aluminum Co. of America ..............         3,100           204
 Asarco, Inc. .........................           700            16
 Cyprus Amax Minerals Co. .............         1,400            19
 Inco, Ltd. ...........................         2,900            40
 Phelps Dodge Corp. ...................         1,000            57
 Reynolds Metals Co. ..................         1,400            78
                                                           --------
                                                                527
Natural Gas Distribution - 0.5%
 Columbia Energy Group, Inc. ADR ......         1,500            84
 Consolidated Natural Gas Co. .........         1,700           100
 Enron Corp. ..........................         6,000           324
 NICOR, Inc. ..........................           800            32
 Peoples Energy Corp. .................           800            31
 Sempra Energy* .......................         2,256            63
 Williams Cos., Inc. ..................         7,800           263
                                                           --------
                                                                897
Oil - Equipment and Services - 0.7%
 Baker Hughes, Inc. ...................         3,200           110
 Dresser Industries, Inc. .............         3,200           141
 Halliburton Co. ......................         4,900           218
 Schlumberger, Ltd. ...................         9,100           622
 Western Atlas, Inc.* .................         1,000            85
                                                           --------
                                                              1,176
Oil and Natural Gas Exploration and
 Production - 6.6%
 Amerada Hess Corp. ...................         1,700            92
 Amoco Corp. ..........................        17,700           737
 Anadarko Petroleum Corp. .............         1,100            74
 Apache Corp. .........................         1,800            57
 Ashland, Inc. ........................         1,300            67
 Atlantic Richfield Co. ...............         5,900           461
 Burlington Resources, Inc. ...........         3,310           143
 Chevron Corp. ........................        11,900           988
 Coastal Corp. ........................         1,900           133
 Exxon Corp. ..........................        44,700         3,188
 Helmerich & Payne, Inc. ..............           800            18
 Kerr-McGee Corp. .....................           800            46
 Mobil Corp. ..........................        14,400         1,103
 Occidental Petroleum Corp. ...........         6,800           184
 ONEOK, Inc. ..........................           600            24
 Oryx Energy Co.* .....................         1,900            42
 Pennzoil Co. .........................           800            41
 Phillips Petroleum Co. ...............         4,700           226
 Rowan Cos., Inc.* ....................         1,400            27
 Royal Dutch Petroleum
 Co. - NY Shares.......................        39,200         2,149
 Sonat, Inc. ..........................         2,000            77
 Sun Co., Inc. ........................         1,700            66
 Texaco, Inc. .........................        10,000           597
 Union Pacific Resources Group, Inc. ..         4,608            81
 Unocal Corp. .........................         4,400           157
 USX-Marathon Group ...................         5,400           185
                                                           --------
                                                             10,963
Paper and Forest Products - 1.0%
 Boise Cascade Corp. ..................         1,000            33
 Champion International Corp. .........         1,800            89
 Fort James Corp. .....................         4,100           182
 Georgia Pacific Corp. ................         1,600            94
 International Paper Co. ..............         5,700           245
 Kimberly-Clark Corp. .................        10,200           468
 Louisiana-Pacific Corp. ..............         2,000            36
 Mead Corp. ...........................         2,000            63
 Potlatch Corp. .......................           500            21
 Temple-Inland, Inc. ..................         1,000            54
 Union Camp Corp. .....................         1,200            60
 Westvaco Corp. .......................         1,800            51
 Weyerhaeuser Co. .....................         3,700           171
 Willamette Industries, Inc. ..........         1,900            61
                                                           --------
                                                              1,628
Personal and Commercial Lending - 0.6%
 Beneficial Corp. .....................         1,000           153
 Countrywide Credit Industries, Inc. ..         1,900            96
 Green Tree Financial Corp. ...........         2,500           107
 Household International, Inc. ........         5,900           294
 MBNA Corp. ...........................         9,250           305
                                                           --------
                                                                955
Pollution Control - 0.3%
 Browning-Ferris Industries, Inc. .....         3,400           118
 Waste Management, Inc. ...............         8,700           305
                                                           --------
                                                                423
Precious Metals/Gems/Stones - 0.2%
 Barrick Gold Corp. ...................         7,000           134
 Battle Mountain Gold Co. .............         3,400            20
 Freeport-McMoRan Copper & Gold .......         3,300            50
 Homestake Mining Co. .................         3,800            40
 Newmont Mining Corp. .................         2,801            66
 Placer Dome, Inc. ....................         4,700            55
                                                           --------
                                                                365
Retail - Department Stores - 4.4%
 Circuit City Stores, Inc. ............         1,700            80
 Consolidated Stores Corp. ............         2,100            76
 Costco Cos., Inc.* ...................         3,900           246
 Dayton-Hudson Corp. ..................         8,000           388
 Dillard's, Inc. ......................         2,000            83
 Federated Department Stores, Inc.* ...         3,800           204
 Gap, Inc. ............................         7,200           444

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                                Market
             Name of Issuer                     Shares          Value
                                                               (000's)
COMMON STOCK - Continued
Retail - Department Stores - Continued
 Harcourt General, Inc. ...............          1,300       $     77
 Home Depot, Inc. .....................         13,400          1,113
 J.C. Penney, Inc. ....................          4,600            333
 Kmart Corp.* .........................          8,900            171
 Limited, Inc. ........................          4,500            149
 Lowe's Cos., Inc. ....................          6,400            260
 May Department Stores Co. ............          4,300            282
 Mercantile Stores Co., Inc. ..........            600             47
 Nordstrom, Inc. ......................          1,400            108
 Sears Roebuck & Co. ..................          7,100            433
 Tandy Corp. ..........................          1,900            101
 TJX Cos., Inc. .......................          6,000            145
 Toys "R" Us, Inc.* ...................          5,100            120
 Venator Group, Inc.* ADR .............          2,200             42
 Wal-Mart Stores, Inc. ................         41,200          2,503
                                                             --------
                                                                7,405
Retail - Drug Stores - 0.5%
 CVS Corp. ADR ........................          7,100            277
 Longs Drug Stores, Inc. ..............            600             17
 Rite Aid Corp. .......................          4,800            180
 Walgreen Co. .........................          9,200            380
                                                             --------
                                                                  854
Retail - Food - 1.1%
 Albertson's, Inc. ....................          4,500            233
 American Stores Co. ..................          5,000            121
 Darden Restaurants, Inc. .............          2,500             40
 Kroger Co.* ..........................          4,700            202
 McDonald's Corp. .....................         12,500            862
 The Great Atlantic & Pacific Tea
  Company, Inc. .......................            600             20
 Tricon Global Restaurants, Inc.* .....          2,650             84
 Wendy's International, Inc. ..........          2,300             54
 Winn-Dixie Stores, Inc. ..............          2,700            138
                                                             --------
                                                                1,754
Shoe and Apparel Manufacturing - 0.3%
 Fruit of the Loom, Inc.* .............          1,200             40
 Liz Claiborne, Inc. ..................          1,200             63
 Nike, Inc. ...........................          5,200            253
 Reebok International, Ltd. ...........          1,100             30
 Russell Corp. ........................            500             15
 V.F. Corp. ...........................          2,300            119
                                                             --------
                                                                  520
Steel - 0.2%
 Allegheny Teldyne, Inc. ..............          3,400             78
 Armco, Inc.* .........................          2,300             15
 Bethleham Steel Corp.* ...............          2,000             25
 Inland Steel Industries, Inc. ........            900             25
 Nucor Corp. ..........................          1,500             69
 USX-US Steel Group, Inc. .............          1,500             49
                                                             --------
                                                                  261
Telecommunication Equipment - 2.0%
 Andrew Corp.* ........................          1,750             32
 Ascend Communications, Inc. ADR ......          3,600            178
 Bay Networks, Inc.* ..................          3,900            126
 DSC Communications Corp.* ............          2,200             66
 General Instrument Corp.* ADR ........          2,600             71
 Lucent Technologies, Inc. ............         24,100          2,005
 Northern Telecom, Ltd. ...............          9,500            539
 Scientific-Atlanta, Inc. .............          1,500             38
 Tellabs, Inc.* .......................          3,400            243
                                                             --------
                                                                3,298
Telecommunication Services - 0.8%
 Airtouch Communications, Inc.* .......         10,400            608
 Frontier Corp. .......................          3,200            101
 MediaOne Group, Inc. ADR .............         11,200            492
 Nextel Communications, Inc.* .........          4,800            119
                                                             --------
                                                                1,320
Telephone - 6.2%
 Alltel Corp. .........................          3,300            153
 Ameritech Corp. ......................         20,200            907
 AT&T Corp. ...........................         29,600          1,691
 Bell Atlantic Corp. ..................         28,636          1,307
 BellSouth Corp. ......................         18,100          1,215
 GTE Corp. ............................         17,600            979
 MCI Communications Corp. .............         13,200            767
 SBC Communications, Inc. .............         33,848          1,354
 Sprint Corp. .........................          7,900            557
 U.S. West, Inc. ......................          9,197            432
 Worldcom, Inc. .......................         18,900            915
                                                             --------
                                                               10,277
Transportation Services - 1.1%
 AMR Corp.* ...........................          3,400            283
 Burlington Northern Santa Fe .........          2,900            285
 CSX Corp. ............................          4,100            187
 Delta Air Lines, Inc. ................          1,400            181
 FDX Corp. ............................          2,700            169
 Laidlaw, Inc. ........................          5,600             68
 Norfolk Southern Corp. ...............          6,800            203
 Ryder System, Inc. ...................          1,500             47
 Southwest Airlines Co. ...............          4,000            118
 U.S. Airways Group, Inc.* ............          1,900            151
 Union Pacific Corp. ..................          4,500            199
                                                             --------
                                                                1,891
U.S. Government Agencies - 1.0%
 Federal Home Loan Mortgage Corp. .....         12,500            588
 Federal National Mortgage Assoc ......         18,900          1,148
                                                             --------
                                                                1,736
                                                             --------
                    TOTAL COMMON STOCK-          98.2%        163,614

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                               Par               Market
                                              Value              Value
                                             (000's)            (000's)
SHORT-TERM INVESTMENTS

Brokerage and Investment Management - 2.1%
 Aim Stic Prime Fund
  5.63% due 07/01/98  .................      $1,815             $  1,814
 Prime Obligation Fund
  5.5% due 07/01/98 ...................       1,703                1,703
                                                                --------
                                                                   3,517
U.S. Government Agencies - 0.1%
 United States Treasury Bills
  4.94% due 09/17/98  .................         200                  198
                                                                --------
           TOTAL SHORT-TERM INVESTMENTS-        2.2%               3,715
                                              ------            --------
                      TOTAL INVESTMENTS-      100.4%             167,329
    Payables, less cash and receivables-       (0.4)%               (734)
                                              ------            --------
                             NET ASSETS-      100.0%            $166,595
                                              ======            ========
* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statement.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO


                                                     Par         Market
                Name of Issuer                      Value        Value
                                                   (000's)      (000's)
PUBLICLY-TRADED BONDS
Aerospace and Defense -  2.0%
 Argo-Tech Corp.
  8.62% due 10/01/07 ........................     $   100     $   100
 K&F Industries - Sr. Sub. Notes
  9.25% due 10/15/07 ........................         100         101
                                                              -------
                                                                  201
Auto and Truck Parts - 4.8%
 Accuride Corp. - Sr. Sub. Notes
  9.25% due 02/01/08 ........................         125         126
 Collins & Aikman Products
  11.50% due 04/15/06 .......................          50          55
 Hayes Lemmerz International, Inc.
  9.12% due 07/15/07 ........................         100         105
 LDM Technologies, Inc.
  10.75% due 01/15/07 .......................         100         104
 Numatics, Inc. - Sr. Sub. Notes
  9.62% due 04/01/08 ........................         100         101
                                                              -------
                                                                  491
Chemicals - 2.0%
 PCI Chemicals Canada, Inc.
  9.25% due 10/15/07 ........................         100          98
 Sovereign Speciality Chemicals
  9.50% due 08/01/07 ........................         100         102
                                                              -------
                                                                  200
Coal - 2.5%
 P&L Coal Holdings Corp. - Sr. Sub Notes
  9.62% due 05/15/08 ........................         250         257
Commercial Services - 1.0%
 Pierce Leahy Corp. - Sr. Sub. Notes
  9.12% due 07/15/07 ........................         100         103
Computer Software and Services - 4.6%
 Advanced Micro Devices - Sr. Notes
  11.00% due 08/01/03 .......................         175         184
 Concentric Network Corp. - Sr. Notes
  12.75% due 12/15/07 .......................          50          53
 Psinet, Inc. - Sr. Notes
  10.00% due 02/15/05 .......................         125         127
 Verio, Inc. - Sr. Notes
  10.37% due 04/01/05 .......................         100         103
                                                              -------
                                                                  467
Construction - 1.0%
 American Standard Cos., Inc.
  7.37% due 02/01/08 ........................         100          98
Consumer - Miscellaneous - 2.3%
 CSC Holdings, Inc. - Debs
  8.12% due 08/15/09 ........................          50          53
 Lin Holdings Corp. - Sr. Disc. Notes
  1.00% due 03/01/08 ........................         275         185
                                                              -------
                                                                  239
Cosmetics and Personal Care Products - 1.9%
 Revlon Worldwide - Sr. Disc. Notes
  0.00% due 03/15/01 ........................         250         194
Electrical Equipment - 1.0%
 Wesco Distribution, Inc. - Sr. Sub. Notes
  9.12% due 06/01/08 ........................         100          99
Electronic Products and Services - 1.0%
 Fairchild Semiconductor - Sr. Sub. Notes
  10.12% due 03/15/07 .......................         100         102
Financial Services - 2.5%
 Olympic Financial, Ltd. - Sr. Notes
  11.50% due 03/15/07 .......................         125         125
 Tembec Finance Corp. - Sr. Notes
  9.87% due 09/30/05 ........................         125         132
                                                              -------
                                                                  257
Food, Beverage and Tobacco - 0.9%
 Aurora Foods, Inc. - Sr. Sub. Notes
  8.75% due 07/01/08 ........................          30          30
 Del Monte Foods Co. - Sr. Disc. Notes
  1.00% due 12/15/07 ........................         100          65
                                                              -------
                                                                   95
Foreign - 1.0%
 Satelites Mexicanos SA - Sr. Notes
  10.12% due 11/01/04 .......................          50          49
Health Care Products - 1.1%
 Owens & Minor, Inc.
  10.87% due 06/01/06 .......................         100         108
Health Care Services - 1.7%
 Tenet Healthcare Corp. - Sr. Sub Notes
  8.12% due 12/01/08 ........................         175         176
Housing - 5.2%
 Engle Homes, Inc.
  9.25% due 02/01/08 ........................         125         123
 Falcon Building Products, Inc.
  9.50% due 06/15/07 ........................          50          49
 Grove Worldwide Llc - Sr. Sub. Notes
  9.25% due 05/01/08 ........................          40          40
 Nortek, Inc. - Sr. Notes
  9.12% due 09/01/07 ........................         100         102
 Standard Pacific Corp. - Sr. Notes
  8.50% due 06/15/07 ........................         210         213
                                                              -------
                                                                  527
Insurance - 0.8%
 E Spire Communications Insurance - Sr. Disc
  Notes
  1.00% due 04/01/06 ........................         100          78

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                       Par           Market
                Name of Issuer                        Value          Value
                                                     (000's)        (000's)
PUBLICLY-TRADED BONDS - Continued
Leisure and Recreation - 2.1%
 Argosy Gaming Co.
  13.25% due 06/01/04 ........................       $   100       $   113
 Circus Circus Enterprises - Debs ............
  7.00% due 11/15/36 .........................           100            97
                                                                   -------
                                                                       210
Media - Publishing - 1.2%
 Primedia, Inc. ..............................
  0.00% due 01/01/80 .........................             1           122
Media - TV / Radio - 6.9%
 Century Communications - Sr. Disc. Notes
  0.00% due 01/15/08 .........................           225           102
 Chancellor Media Corp. - Sr. Sub. Notes
  8.12% due 12/15/07 .........................           100           101
 Frontiervision Holding L.P. - Sr. Disc. Notes
  1.00% due 09/15/07 .........................           100            79
 Granite Broadcasting - Sr. Sub. Notes
  8.87% due 05/15/08 .........................           150           152
 Iridium Operating LLC/Capital
  10.87% due 07/15/05 ........................            65            65
  11.25% due 07/15/05 ........................           125           125
 Jacor Communications Co. - Sr. Sub. Notes
  8.00% due 02/15/10 .........................            75            76
                                                                   -------
                                                                       700
Metals and Mining - 1.1%
 Johnstown America Industries - Sr. Sub. Notes
  11.75% due 08/15/05 ........................           100           111
Oil and Natural Gas Exploration and
 Production - 11.2%
 Abraxas Petro
  11.50% due 11/01/04 ........................           150           155
 Costilla Energy, Inc. - Sr. Notes
  10.25% due 10/01/06 ........................           125           127
 Cross Timbers Oil Co. - Sr. Sub. Notes
  8.75% due 11/01/09 .........................           200           200
 Dailey International, Inc. ..................
  9.50% due 02/15/08 .........................           100            98
 Great Lakes Carbon Corp. - Sr. Sub. Notes
  10.25% due 05/15/08 ........................            55            56
 Petroleos Mexicanos
  8.85% due 09/15/07 .........................           175           170
 Plains Resources, Inc. - Sr. Sub. Notes
  10.25% due 03/15/06 ........................           125           131
 Tesoro Petroleum Corp. - Sr. Sub. Notes
  9.00% due 07/01/08 .........................            90            89
 Texas Petrochemical Corp. - Sr. Sub. Notes
  11.12% due 07/01/06 ........................           100           109
                                                                   -------
                                                                     1,135
Paper and Forest Products - 4.9%
 American Pad & Paper - Delaware - Sr. Sub. ..
  Notes
  13.00% due 11/15/05 ........................           110           111
 Doman Industries, Ltd. - Sr. Notes
  8.75% due 03/15/04 .........................           100            98
 Grupo Industrial Durango - Notes
  12.62% due 08/01/03 ........................           100           107
 Repap New Brunswick - Sr. Notes
  9.00% due 06/01/04 .........................            60            61
  10.62% due 04/15/05 ........................           125           126
                                                                   -------
                                                                       503
Retail - Drug Stores - 1.5%
 Duane Reade, Inc. - Sr. Sub. Notes
  9.25% due 02/15/08 .........................           150           153
Steel - 4.5%
 AK Steel Corp. - Sr. Notes
  9.12% due 12/15/06 .........................           150           157
 Armco, Inc. - Sr. Notes
  9.00% due 09/15/07 .........................           100            98
 Bayou Steel Corp. ...........................
  9.50% due 05/15/08 .........................           170           169
 Weirton Steel Corp. - Sr. Notes 144A(a)
  11.37% due 07/01/04 ........................            35            37
                                                                   -------
                                                                       461
Telecommunication Services - 18.1%
 BTI Telecom Corp. - Sr. Notes
  10.50% due 09/15/07 ........................            80            80
 Echostar DBS Corp. ..........................
  12.50% due 07/01/02 ........................           125           139
 Falcon Holding Group L.P. - Debs ............
  8.37% due 04/15/10 .........................           100           100
 Fonda Group, Inc. - Sr. Sub. Notes
  9.50% due 03/01/07 .........................           125           121
 GCI, Inc. - Sr. Notes
  9.75% due 08/01/07 .........................           215           226
 Globalstar LP/Capital Corp. - Sr. Notes
  10.75% due 11/01/04 ........................           100            96
 Innova State of DE R.L. - Sr. Notes
  12.87% due 04/01/07 ........................           100           101
 Intermedia Communications, Inc. - Sr. Notes
  8.60% due 06/01/08 .........................            50            51
  8.87% due 11/01/07 .........................           200           205
 IXC Communications, Inc. - Sr. Sub. Notes
  9.00% due 04/15/08 .........................           150           150
 Level 3 Communications - Sr. Notes
  9.12% due 05/01/08 .........................           175           170
 Mcleodusa, Inc. - Sr. Notes
  8.37% due 03/15/08 .........................           155           155
 RSL Communications plc - Sr. Notes
  9.12% due 03/01/08 .........................           100            97

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                        Par           Market
                Name of Issuer                         Value          Value
                                                      (000's)        (000's)
PUBLICLY-TRADED BONDS - Continued

Telecommunication Services - Continued
 Telecommunications Tech Co. - Sr. Sub. Notes
  9.75% due 05/15/08 .........................       $   140        $   142
                                                                    -------
                                                                      1,833
Telecommunications Equipment - 0.8%
 L-3 Communications Corp. - Sr. Sub. Notes

  8.50% due 05/15/08 .........................            85             85
Telephone - 7.2%
 ITC Deltacom, Inc. - Sr. Notes
  8.87% due 03/01/08 .........................            50             51
 KMC Telecom Holdings, Inc.
  1.00% due 02/15/08 .........................           250            145
 Nextel Communications - Sr. Disc. Notes
  1.00% due 10/31/07 .........................           395            257
 Nextlink Communications - Sr. Disc. Notes
  9.45% due 04/15/08 .........................           150             92
 Paging Network, Inc. - Sr. Sub. Notes
  10.12% due 08/01/07 ........................            75             78
 Viatel, Inc.
  11.25% due 04/15/08 ........................           100            104
                                                                    -------
                                                                        727
Transportation Services - 0.7%
 MTL, Inc. - Sr. Sub. Notes
  10.00% due 06/15/06 ........................            70             69
                                                                    -------
                  TOTAL PUBLICLY-TRADED BONDS-         97.0%          9,849

SHORT-TERM INVESTMENTS - 2.1%
 Investment in joint trading account (Note B)
  5.88% due 07/01/98  ........................           214            214
                                                     -------        -------
                            TOTAL INVESTMENTS-         99.1%         10,063
          Cash and Receivables, less payables-          0.9%             89
                                                     -------        -------
                                   NET ASSETS-        100.0%        $10,152
                                                     =======        =======

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, securities aggregated $37 or .4% of the net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
STRATEGIC BOND PORTFOLIO


                                                       Par             Market
               Name of Issuer                         Value            Value
                                                     (000's)          (000's)
PUBLICLY-TRADED BONDS

Auto and Truck Parts - 0.3%
 Federal-Mogul Corp. - Notes (US)
  7.75% due 07/01/06 ........................        $    145        $    145
Banks - 3.6%
 Banco do Brasil - Debs. 144A(a) (BR)
  9.00% due 08/05/98 ........................             300             300
 Export Import Bank Korea - Debs. 144A(a)
  (US)
  7.10% due 03/15/07 ........................             170             155
 First USA Secured Note Trust (US)
  6.80% due 02/18/11 ........................             600             610
 KeyCorp - Sub. Notes (US)
  6.75% due 03/15/06 ........................             500             513
                                                                     --------
                                                                        1,578
Chemicals - 3.4%
 Cytec Industries , Inc. - Notes (US)
  6.84% due 05/11/05 ........................           1,500           1,525
Computer Software and Services - 3.4%
 Computer Associates International, Inc. -
  Bonds (US)
  6.25% due 04/15/03 ........................           1,500           1,501
Electric Power - 0.8%
 Southern California Edison Co. -
  1st Ref. Mtge. Bonds (US)
  7.12% due 07/15/25 ........................             325             332
Financial Services - 20.9%
 Countrywide Home Loans - Ser. 1997-4
  Cl. A (US)
  8.00% due 07/25/27 ........................             523             537
 Countrywide Home Loans - Ser. 1998-5
  Cl. A (US)
  6.75% due 05/25/28 ........................             977             981
 CS First Boston Mortgage Securities Corp. -
  Ser. 1997-C1 Cl. A1B (US)
  7.15% due 08/20/06 ........................             700             734
 Eaglemark Credit - Asset Bkd
  Ser. 96-2A (US)
  6.75% due 11/15/02 ........................             192             194
 First Union Lehman Brothers Mortgage
  Trust (US)
  6.65% due 06/18/08 ........................           1,000           1,024
 Green Tree Financial Corp. (US)
  6.39% due 01/15/29 ........................           1,000           1,009
 Lb Commercial Conduit Mortgage Trust (US)
  6.33% due 11/18/04 ........................             977             987
 Morgan Stanley Capital, Inc. (US)
  6.30% due 11/15/07 ........................           1,000           1,012
  6.59% due 10/03/30 ........................             982           1,005
 Nationwide Financial Services, Inc. - Sr
  Notes (US)
  8.00% due 03/01/27 ........................             500             530
Financial Services - Continued
 Onyx Acceptance Grantor Trust - Ser. 1996-2
  Cl. A (US)
  6.40% due 10/15/01 ........................             141             142
 Toyota Auto Lease Trust (US)
  6.35% due 04/26/04 ........................           1,000           1,009
 Washington Mutual Capital I (US)
  8.37% due 06/01/27 ........................             100             110
                                                                     --------
                                                                        9,274
Food, Beverage and Tobacco - 0.5%
 Smithfield Foods, Inc. - Sr. Sub. Notes (US)
  7.62% due 02/15/08 ........................             200             202
Foreign Governmental - 35.0%
 Federal Republic of Germany - Bonds (DE)
  6.25% due 01/04/24 ........................           1,030             644
  8.00% due 07/22/02 ........................           7,200           4,528
 Finland Government - Bonds (FI)
  7.25% due 04/18/06 ........................           1,000             211
 Government of Canada - Bonds (CA)
  8.00% due 06/01/27 ........................             280             258
 Government of Canada - Debs. (CA)
  9.00% due 06/01/25 ........................             100             101
 Government of France - Bonds (FR)
  5.50% due 10/12/01 ........................          18,000           3,087
  5.50% due 04/25/07 ........................           4,000             696
  6.00% due 10/25/25 ........................           3,500             629
  6.50% due 10/25/06 ........................           5,000             925
 Government of Japan - Bonds (JP)
  3.00% due 09/20/05 ........................         105,000             844
  5.50% due 03/20/02 ........................          60,000             507
 Government of Venezuela - Bonds (VE)
  9.25% due 09/15/27 ........................              70              54
 Kingdom of Belgium - Debs. (BE)
  7.75% due 12/22/00 ........................           5,800             169
 Province of Quebec - Debs. (CA)
  6.50% due 01/17/06 ........................             515             522
 Republic of Argentina - Bonds (AR)
  9.75% due 09/19/27 ........................             150             139
 Republic of Poland - Bonds (PL)
  4.00% due 10/27/14 ........................             150             135
 Republic of Venezuala - Bonds (VE)
  6.81% due 12/18/07 ........................             226             186
 Treuhandanstalt - Bonds (DE)
  7.50% due 09/09/04 ........................             550             352
 U.K. Treasury - Bonds (GB)
  7.50% due 12/07/06 ........................             800           1,469
 United Mexican States - Bonds (MX)
  11.50% due 05/15/26 .......................              25              28
                                                                     --------
                                                                       15,484
Government Agencies - 8.0%
 Federal Gold Loan Mortgage Corp. (US)
  8.00% due 02/01/27 . . . . . . . . . . . .              230             238

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 1998
--------------------------------------------------------------------------------
STRATEGIC BOND PORTFOLIO

                                                      Par           Market
               Name of Issuer                        Value          Value
                                                    (000's)        (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Government Agencies - Continued
 Federal Home Loan Mortgage Corp. (US)
  6.50% due 02/15/19 ........................      $  1,000       $   998
 Federal National Mortgage Assoc. (US)
  7.00% due 02/01/27 ........................           369           375
  8.00% due 06/01/11 ........................
  8.00% due 12/01/26 ........................           376           389
 Federal National Mortgage Assoc. - Ser
  1998-5 Cl. A (US)
  6.50% due 12/01/99 ........................            70            70
 Government National Mortgage Assoc. (US)
  7.50% due 06/15/26 ........................            22            23
  7.50% due 07/20/26 ........................           471           483
  7.50% due 01/15/27 ........................            74            76
  7.50% due 06/15/28 ........................           230           236
  7.50% due 06/15/28 ........................           641           659
                                                                  -------
                                                                    3,547
Health Care Services - 3.4%
 Mckesson Corp. - Notes (US)
  6.40% due 03/01/08 ........................         1,500         1,498
Household Appliances / Furnishings - 0.5%
 Westpoint Stevens, Inc. - Sr. Notes (US)
  7.87% due 06/15/05 ........................           205           207
Media-TV / Radio - 3.8%
 Cable & Wireless Communication - Notes (US)
  6.62% due 03/06/05 ........................         1,500         1,527
 Lenfest Communications - Sr. Notes (US)
  7.62% due 02/15/08 ........................           150           152
                                                                  -------
                                                                    1,679
Metal Product and Fabrication - 0.2%
 Ryderson Tull, Inc. - Notes (US)
  9.12% due 07/15/06 ........................           100           110
Pollution Control - 0.2%
 Allied Waste NA - Bonds (US)
  10.25% due 12/01/06 .......................           100           110
Retail-Department Stores - 0.7%
 Fred Meyer, Inc. (US)
  7.45% due 03/01/08 ........................           300           301
Shoe and Apparel Manufacturing - 0.4%
 Fruit of The Loom , Inc. - Notes (US)
  6.50% due 11/15/03 ........................           200           191
Telecommunication Services - 0.4%
 TCI Communications, Inc. - Debs. (US)
  7.87% due 02/15/26 ........................           140           157
Telecommunications Equipment - 0.2%
 Comtel Brasileira, Ltd. - Notes 144A(a) (US)
  10.75% due 09/26/04 .......................           100            92
Telephone - 0.2%
 Philippine Long Distance Telephone Co. -
  Debs. (US)
  10.62% due 06/02/04 .......................           100           102
U.S. Governmental - 11.1%
 U.S. Treasury - Bonds (US)
  6.75% due 08/15/26 ........................         1,825         2,089
 U.S. Treasury - Notes (US)
  5.50% due 02/15/08 ........................         1,320         1,319
  6.87% due 05/15/06 ........................         1,400         1,516
                                                                  -------
                                                                    4,924
                                                                  -------
                 TOTAL PUBLICLY-TRADED BONDS-         97.0%        42,959


SHORT-TERM INVESTMENTS - 0.6%
 Investment in joint trading account (Note B)
  (US)
  5.88% due 07/01/98 .......................            276           276
                                                   --------       -------
                           TOTAL INVESTMENTS-         97.6%        43,235
         Cash and Receivables, less payables-          2.4%         1,058
                                                   --------       -------
                                  NET ASSETS-        100.0%       $44,293
                                                   ========       =======

(a) Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, securities aggregated $547 or 1.23% of the net assets of the Portfolio.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY COUNTRY

                                                  Market            %
           Country                Country         Value         Long-Term
                                Abbreviation     (000's)       Investments

UNITED STATES ...............       US           $27,361          63.7%
GERMANY .....................       DE             5,524          12.9%
FRANCE ......................       FR             5,337          12.4%
UNITED KINGDOM ..............       GB             1,469           3.4%
JAPAN .......................       JP             1,351           3.1%
CANADA ......................       CA               881           2.1%
BRAZIL ......................       BR               300           0.7%
FINLAND .....................       FI               211           0.5%
BELGIUM .....................       BE               169           0.4%
ARGENTINA ...................       AR               139           0.3%
POLAND ......................       PL               135           0.3%
VENEZUELA ...................       VE                54           0.1%
MEXICO ......................       MX                28           0.1%
                                                 -------         -----
                                                 $42,959         100.0%
                                                 =======         =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION

  The John Hancock Variable Series Trust I (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is organized as a Massachusetts business trust. The Fund consists of twenty-three portfolios: Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Diversified Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, High Yield Bond and Strategic Bond. The Fund may add or delete portfolios in the future to accommodate various investment objectives. The Fund has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), and John Hancock Mutual Variable Life Insurance Account UV ("JHMVLAUV") to fund contracts and policies issued by John Hancock Mutual Life Insurance Company ("John Hancock").

NOTE B--ACCOUNTING POLICIES

  Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Valuation of Investments: For the Large Cap Growth, Emerging Markets Equity, Small Cap Growth, Mid Cap Growth, Large Cap Value, Mid Cap Value, Diversified Mid Cap Growth, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Small Cap Value, and Equity Index Portfolios: Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

  For the Sovereign Bond, Bond Index, Managed, Short-Term Bond, High Yield Bond and Strategic Bond Portfolios: Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

  For the Money Market Portfolio: The Board of Trustees has determined that the appropriate method for valuing Portfolio securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Portfolio does not exceed 90 days. Accordingly, Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Portfolio.

  For each of the Portfolios, short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost which approximates market value.

  For the International Portfolios: Investments in securities traded on national securities exchanges in the United States or on equivalent foreign exchanges are normally valued at the last quoted sales price on such exchanges as of the close of business on the date of which assets are valued. Securities traded in the over-the-counter market and securities traded with no sales on the day of valuation are normally valued at their last available bid price. All Portfolio securities initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Currency Translation."

  Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Portfolios, are valued at fair value as determined in good faith by the Board of Trustees.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

  Investment security transactions are recorded on the date of purchase or sale. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Large Cap Growth, International Equity Index, Global Equity, International Balanced, Mid Cap Growth, Large Cap Value, Mid Cap Value, Diversified Mid Cap Growth, Growth & Income, Managed, International Opportunities, Equity Index and Strategic Bond Portfolios are shown net of foreign taxes withheld of $23, $344, $6, $29, $2, $6, $1, $4, $132, $58, $68, $7, and $2, respectively. Realized gains and losses from security transactions are determined on the basis of identified cost.

  Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements which are contracts under which a Portfolio would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). A Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States government securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

  Joint Repurchase Agreements: The Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index, Mid Cap Value, Bond Index, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, High Yield Bond and Strategic Bond Portfolios of the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Sub-Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. These government securities have an aggregate market value of $190,221 with maturity dates ranging from 2/15/99 through 3/31/01. The Fund's custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Fund's behalf. The Sub-Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

  Joint Trading Account: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the order permits the existing Portfolios of the Fund to pool daily uninvested cash balances, together with the balances of any future Portfolios of the Fund, into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of seven days. Joint Account holdings as of June 30, 1998:


                                                             Par       Market
  Name of Issuer                                            Value      Value
  --------------                                           --------   --------
Beneficial Corp.
 5.72% due 07/01/98 ....................................   $ 39,123   $ 39,123
Chrysler Financial Corp.
 5.58% due 07/01/98 ....................................     40,000     40,000
Eaton Corp.
 5.95% due 07/01/98 ....................................     30,000     30,000
Merrill Lynch & Co., Inc.
 6.02% due 07/02/98 ....................................     26,626     26,622
Receivables Capital Corp.
 5.71% due 07/02/98 ....................................     12,387     12,385
U.S. Prime Property Inc.
 5.93% due 07/06/98 ....................................     28,053     28,030
                                                           --------   --------
    Joint Trading Account Totals .......................   $176,189   $176,160
                                                           ========   ========

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

  Financial Futures Contracts: The Sovereign Bond, Diversified Mid Cap Growth, Managed, Small/Mid Cap CORE, Short-Term Bond, Mid Cap Growth, Small Cap Growth, Global Equity, Strategic Bond, International Balanced, International Equity Index, Emerging Markets Equity and High Yield Bond Portfolios may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Portfolio enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin." Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolios as unrealized gains or losses.

  When the contracts are closed, the Portfolio recognizes a gain or a loss. Risk of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Portfolio could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 1998, open positions in financial futures contracts were as follows:

International Equity Index Portfolio


                                                         Face
                                         Expiration     Amount     Unrealized
Purchased                                   Date       at Value    Gain/(Loss)
---------                                -----------  ----------  -------------
9 contracts
 ETOP 100 Future                         Sept., 1998   $13,100        $ 73
12 contracts
 Nikkei 225 Index Future                 Sept., 1998     5,648          38
                                                       -------        ----
                                                       $18,748        $111
                                                       =======        ====


Managed Portfolio


                                                         Face
                                         Expiration     Amount     Unrealized
Sold                                        Date       at Value    Gain/(Loss)
----                                     -----------  ----------  -------------
12 contracts
 Long Gilt 10 Year Bond Future           Sept., 1998    $2,178        $ (3)


Purchased
---------

80 contracts
 French 10 Year Bond Future              Sept., 1998    $6,917        $ 21
69 contracts
 German 10 Year Bond Future              Sept., 1998    10,365          26
                                                       -------        ----
                                                       $19,460        $ 44
                                                       =======        ====


Equity Index Portfolio

                                                         Face
                                          Expiration    Amount     Unrealized
Purchased                                    Date      at Value    Gain/(Loss)
---------                                 ----------  ----------  -------------
11 contracts
 S&P 500 Index Future                     Dec., 1998    $3,177         $44


    Forward Foreign Currency Contracts: The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Portfolio's currency exposure. Contracts to buy generally are used to acquire

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

exposure to foreign currencies, while contracts to sell are used to hedge the Portfolio's investments against currency fluctuations. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Portfolio's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service.
 Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

    Currency Translation: For Portfolios that trade in international securities: all assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

  Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received.

  Dividends: A dividend of its net investment income will be declared and distributed daily by the Money Market Portfolio. Dividends of net investment income will be declared and distributed monthly by all other Portfolios. Each Portfolio will distribute all of its net realized capital gains annually, at the end of its fiscal year.

  Federal Income Taxes: Each of the Portfolios of the Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

  As of June 30, 1998, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows:
The Small Cap Growth Portfolio had $923 which expires in 2004 and $964 which expires in 2005, Mid Cap Growth had $315 which expires in 2004 and $85 which expires in 2005.

  Expenses: Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
  On February 18, 1998, the Fund renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rates:

     For the Growth & Income, Sovereign Bond and Money Market Portfolios, 0.25% on an annual basis of the net assets of each Portfolio;

     For the Large Cap Growth and Managed Portfolios, 0.40% on an annual basis of the first $500,000 of the net assets of each Portfolio; 0.35% for net assets between $500,000 and $1,000,000; and 0.30% for that portion in excess of $1,000,000.

     For the Real Estate Equity Portfolio, 0.60% on an annual basis of the first $300,000 of the Portfolio's net assets, 0.50% for the net assets between $300,000 and $800,000; and 0.40% for net assets in excess of $800,000.

     For the International Equity Index Portfolio, 0.18% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.15% for net assets between $100,000 and $200,000; and 0.11% for net assets in excess of $200,000.

     For the Diversified Mid Cap Growth Portfolio, 0.75% on an annual basis of the first $250,000 of the Portfolio's net assets; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

     For the Short-Term Bond Portfolio, 0.30% on an annual basis of its net assets;

     For the Large Cap Value and Small Cap Growth Portfolios, 0.75% on an annual basis of the average daily net assets of each Portfolio;

     For the Mid Cap Growth Portfolio, 0.85% on an annual basis of the first $100,000 of the Portfolio's net assets; and 0.80% on an annual basis of the portion in excess of $100,000;

     For the Mid Cap Value Portfolio, 0.80% on an annual basis of the first $250,000 of the Portfolio's net assets; 0.775% for net assets between $250,000 and $500,000; and 0.75% for net assets between $500,000 and $750,000, and 0.725% for net assets in excess of $750,000;

     For the Small Cap Value Portfolio, 0.80% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.75% for net assets between $100,000 and $200,000; and 0.65% for net assets in excess of $200,000.

     For the Equity Index Portfolio, 0.15% on an annual basis of the first $75,000 of the Portfolio's net assets; 0.14% for net assets between $75,000 and $125,000; and 0.13% for the net assets in excess of $125,000;

     For the Small/Mid Cap CORE Portfolio, 0.80% on an annual basis of the first $50,000 of the Portfolio's net assets; 0.70% for net assets in excess of $50,000;

     For the Global Equity Portfolio, 0.90% on an annual basis of the first $50,000 of the Portfolio's net assets; 0.80% for net assets between $50,000 and $150,000; and 0.70% for net assets in excess of $150,000;

     For the Emerging Markets Equity Portfolio, 1.30% on an annual basis of the first $10,000 of the Portfolio's net assets; 1.20% for net assets between $10,000 and $150,000; and 1.10% for net assets in excess of $150,000;

     For the Bond Index Portfolio, 0.15% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.13% for net assets between $100,000 and $250,000; and 0.11% for net assets in excess of $250,000;

     For the High Yield Bond Portfolio, 0.65% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.60% for net assets between $100,000 and $200,000; and 0.50% for net assets in excess of $200,000;

     For the Strategic Bond Portfolio, 0.75% on an annual basis of the first $25,000 of the Portfolio's net assets; 0.65% for net assets between $25,000 and $75,000; 0.55% for net assets between $75,000 and 150,000; and 0.50% for the net assets in excess of $150,000;

     For the International Opportunities Portfolio, 1.00% on an annual basis of the first $20,000 of the Portfolio's net assets; 0.85% for net assets between $20,000 and $50,000; and 0.75% for net assets in excess of $50,000; and

     For the International Balanced Portfolio, 0.85% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.70% for the net assets in excess of $100,000.

  John Hancock voluntarily reimbursed and/or waived all investment advisory and other fund expenses of the Equity Index Portfolio for the period ended June 30, 1998. The Investment Adviser expects to voluntary waive all investment advisory and other fund expenses during the Trust's fiscal 1998 year with respect to the Equity Index Portfolio. Such expense waiver is subject to termination at any time by the Investment Adviser without notice to shareholders. Upon termination of the voluntary expense waiver with respect to the Equity Index Portfolio, any future expense reimbursement by the Investment Adviser is subject to limitations as stated in the Investment Advisory agreement.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

  John Hancock has entered into Sub-Advisory Agreements with Independence Investment Associates with respect to the Large Cap Growth, Growth & Income, Managed, Real Estate Equity, and Short-Term Bond Portfolios; with John Hancock Advisers Inc., with respect to the Sovereign Bond, Small Cap Growth, and Diversified Mid Cap Growth Portfolios, each of whom is an affiliate of John Hancock, and under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Portfolios. John Hancock maintains responsibility for the day-to-day management of the Money Market Portfolio.

  John Hancock has also entered into the Sub-Advisory Agreements with T. Rowe Price Associates, Inc., with respect to the Large Cap Value Portfolio; with Rowe Price-Fleming International, with respect to the International Opportunities Portfolio; with Janus Capital Corporation, with respect to the Mid Cap Growth Portfolio; with Neuberger & Berman Management, L.P., with respect to the Mid Cap Value Portfolio; with INVESCO Management Research, with respect to the Small Cap Value Portfolio; with J.P. Morgan Investment Management Inc., with respect to the Strategic Bond Portfolio; with Brinson Partners, Inc., with respect to the International Balanced Portfolio; with State Street Global Advisers with respect to the Equity Index Portfolio; with Goldman Sachs Asset Management, with respect to the Small/Mid Cap CORE Portfolio; with Scudder Kemper Investments, Inc., with respect to the Global Equity Portfolio; with Independence International Associates, with respect to the International Equity Index Portfolio; with Montgomery Asset Management, LLC, with respect to the Emerging Markets Equity Portfolio; with Mellon Bond Associates, with respect to the Bond Index Portfolio; and with Wellington Management Company, LLP, with respect to the High Yield Bond Portfolio, each of whom under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Portfolios.

  John Hancock is the principal underwriter and transfer agent of the Fund. Certain officers and trustees of the Fund are officers and directors of
JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHMVLAUV, JHVAAV, and JHVAAU, and some are also officers of John Hancock. Fees for independent trustees are paid by the Fund.

  In the event that normal operating expenses of each Portfolio, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.25% of each Portfolio's daily net asset value, John Hancock JHVLICO will reimburse each Portfolio for such excess.
 Accordingly, for the period ended June 30, 1998, the reimbursements paid from John Hancock and JHVLICO were $35 to Emerging Markets Equity, $35 to Global Equity, $17 to Small Cap Growth, $83 to International Balanced, $22 to Mid Cap Growth, $15 to Bond Index, $27 to Small/Mid Cap CORE, $13 to Small Cap Value, $86 to International Opportunities, $281 to Equity Index, $23 to High Yield Bond and $22 to Strategic Bond Portfolios.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

  Purchases and proceeds from sales and maturities of investments excluding short-term securities for each Portfolio for the period ended June 30, 1998 were as follows:


                                                                    Sales and
                                                       Purchases    Maturities
                                                       ----------  -----------
Large Cap Growth ...................................   $  305,131   $  262,820
Sovereign Bond .....................................      977,304      937,709
Emerging Markets Equity ............................       10,315          571
International Equity Index .........................      227,958      223,210
Global Equity  .....................................       15,407          596
Small Cap Growth ...................................       37,606       28,677
International Balanced .............................        8,650        8,249
Mid Cap Growth .....................................       47,482       34,472
Large Cap Value  ...................................       33,519        7,995
Money Market .......................................         None         None
Mid Cap Value  .....................................       75,456       40,810
Diversified Mid Cap Growth .........................      188,427      194,905
Bond Index .........................................       23,715         None
Small/Mid Cap CORE .................................        5,262          116
Real Estate Equity .................................       29,217       24,727
Growth & Income  ...................................    1,109,574      977,712
Managed  ...........................................    1,774,061    1,769,645
Short-Term Bond  ...................................       90,517       77,262
Small Cap Value  ...................................       46,824       25,843
International Opportunities  .......................       17,990        4,193
Equity Index .......................................       71,092       24,447
High Yield Bond  ...................................       10,274          334
Strategic Bond .....................................       45,070       28,766

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

  The identified cost of investments owned for each portfolio (including earned discount on corporate Short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation at June 30, 1998 are as follows:


                                                                  Net Unrealized
                          Identified   Unrealized    Unrealized    Appreciation/
                             Cost     Appreciation  Depreciation  (Depreciation)
                          ----------  ------------  ------------   -------------

Large Cap Growth  ....... $  689,927    $281,988     $ (7,630)       $274,358
Sovereign Bond  .........    780,426      28,630       (3,087)         25,543
Emerging Markets
 Equity .................      9,676         114       (2,112)         (1,998)
International Equity
 Index...................    168,023      12,454       (7,221)          5,233
Global Equity ...........     14,820         594         (672)            (78)
Small Cap Growth  .......     48,204      13,957       (1,697)         12,260
International Balanced ..     25,370       3,618       (1,808)          1,810
Mid Cap Growth  .........     49,167      11,366          (85)         11,281
Large Cap Value .........     85,955      13,085       (2,366)         10,719
Mid Cap Value ...........     93,253       5,925       (7,673)         (1,748)
Diversified Mid Cap
 Growth .................    191,104      29,016      (10,974)         18,042
Bond Index  .............     23,715         282          (17)            265
Small/Mid Cap CORE  .....      5,142         175         (312)           (137)
Real Estate Equity  .....    161,849      29,960       (5,673)         24,287
Growth & Income .........  2,429,399     938,064      (22,108)        915,956
Managed .................  2,562,354     540,922      (12,654)        528,268
Short-Term Bond .........     61,526         105         (131)            (26)
Small Cap Value .........     58,514       6,240       (3,312)          2,928
International
 Opportunities...........     42,199       8,344       (2,885)          5,459
Equity Index  ...........    136,640      32,957       (2,466)         30,491
High Yield Bond .........      9,944          45         (140)            (95)
Strategic Bond  .........     42,574         646         (261)            385


  The aggregate cost of each Portfolio's Investments was substantially the same for the book and federal income tax purposes as of June 30, 1998.

NOTE E--FORWARD FOREIGN CURRENCY CONTRACTS

  As of June 30, 1998 the International Equity Index, Global Equity, International Balanced, Managed and Strategic Bond Portfolios had open foreign currency contracts which contractually obligate the Portfolio to deliver or receive currencies at a specified date, as follows:

International Equity Index Portfolio

                                                                Net Unrealized
                                        Maturity                Appreciation/
            Currency Sold                 Date    Cost  Value   (Depreciation)
--------------------------------------  --------  ----  -----  ----------------
Deutsch Mark  .................   $ 19  07/01/98  $ 10  $ 10         $ 0
                                                                     ---
          Currency Purchased
--------------------------------------
European Currency Unit ........   $771  09/18/98  $847  $849         $ 2
Japanese Yen ..................     43  09/10/98   299   311          12
                                                                     ---
                                                                      14
                                                                     ---
                                                                     $14
                                                                     ===

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--FORWARD FOREIGN CURRENCY CONTRACTS--Continued

Global Equity Portfolio

                                                                Net Unrealized
                                        Maturity                Appreciation/
            Currency Sold                 Date    Cost  Value   (Depreciation)
--------------------------------------  --------  ----  -----  ----------------
French Franc  .................   $200  07/31/98  $33    $33          $0
Pound Sterling  ...............     20  07/01/98   34     34           0
Pound Sterling  ...............     27  07/02/98   45     45           0
                                                                      --
                                                                      $0
                                                                      ==

International Balanced Portfolio


                                                                Net Unrealized
                                     Maturity                   Appreciation/
           Currency Sold               Date     Cost   Value    (Depreciation)
-----------------------------------  --------  ------  ------  ----------------
Canadian Dollar  .......   $    800  09/30/98  $  561  $  544       $  17
Deutsch Mark ...........      2,500  09/30/98   1,407   1,394          13
Danish Krone ...........      6,600  09/30/98     973     964           9
Finnish Markka .........        900  09/30/98     167     165           2
Pound Sterling .........      1,350  09/30/98   2,245   2,243           2
Hong Kong Dollar .......        900  09/30/98     115     115           0
Netherlands Guilder  ...      1,200  09/30/98     600     594           6
                                                                    -----
                                                                       49

           Currency Purchased
-----------------------------------
Austrian Schilling  ....   $  2,500  09/30/98  $  200  $  198       $  (2)
Swiss Franc ............        540  09/30/98     369     360          (9)
Spanish Peseta  ........     22,000  09/30/98     147     144          (3)
French Franc  ..........      4,600  09/30/98     773     765          (8)
Hong Kong Dollar  ......        150  09/30/98      19      19           0
Italian Lira  ..........    530,000  09/30/98     300     299          (1)
Japanese Yen  ..........    430,000  09/30/98   3,346   3,151        (195)
                                                                    -----
                                                                     (218)
                                                                    -----
                                                                    $(169)
                                                                    =====

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--FORWARD FOREIGN CURRENCY CONTRACTS--Continued

Managed Portfolio

                                                                  Net Unrealized
                                     Maturity                     Appreciation/
           Currency Sold               Date     Cost     Value    (Depreciation)
-----------------------------------  --------  -------  -------  ---------------
Austrian Schilling  .   $    17,386  08/05/98  $ 1,403  $ 1,378      $   25
Australian Dollar ...         4,494  08/05/98    2,743    2,791         (48)
Belgian Franc .......       311,943  08/05/98    8,475    8,405          70
Canadian Dollar .....        16,932  08/05/98   11,647   11,515         132
Swiss Franc .........         1,020  08/05/98      696      676          20
Swiss Franc .........        24,554  08/06/98   16,650   16,275         375
Swiss Franc .........        50,571  08/07/98   33,890   33,522         368
Deutsch Mark  .......        91,649  08/05/98   51,300   50,930         370
Deutsch Mark  .......        29,576  08/06/98   16,620   16,437         183
Deutsch Mark  .......        82,537  08/07/98   45,840   45,872         (32)
Danish Krone  .......        36,836  08/05/98    5,410    5,370          40
Spanish Peseta  .....     1,597,255  08/05/98   10,533   10,429         104
Finnish Markka  .....         4,769  08/05/98      889      872          17
French Franc  .......       248,271  08/05/98   41,499   41,155         344
Pound Sterling  .....        14,293  08/05/98   23,426   23,818        (392)
Pound Sterling  .....        14,930  08/07/98   24,260   24,877        (617)
Irish Pound .........           365  08/05/98      518      510           8
Italian Lira.........    44,028,649  08/05/98   24,983   24,794         189
Japanese Yen  .......     8,826,508  08/05/98   63,961   64,177        (216)
Japanese Yen  .......     1,052,104  08/06/98    7,640    7,651         (11)
Japanese Yen  .......     7,461,372  08/07/98   53,480   54,266        (786)
Netherlands Guilder .        21,536  08/05/98   10,714   10,618          96
Swedish Krona .......        42,686  08/05/98    5,458    5,359          99
                                                                     ------
                                                                        338

           Currency Purchased
-----------------------------------
Austrian Schilling  ..   $   17,386  08/05/98  $ 1,381  $ 1,378     $    (3)
Belgian Franc ........      311,943  08/05/98    8,475    8,405         (70)
Swiss Franc ..........        1,020  08/05/98      684      676          (8)
Swiss Franc ..........       24,316  08/06/98   16,650   16,118        (532)
Swiss Franc ..........       16,188  08/07/98   10,970   10,731        (239)
Deutsche Mark ........       29,410  08/06/98   16,620   16,345        (275)
Deutsche Mark ........       40,888  08/07/98   22,920   22,724        (196)
Spanish Peseta  ......    1,597,255  08/05/98   10,539   10,429        (110)
Finnish Markka  ......        4,769  08/05/98      878      872          (6)
French Franc  ........       45,685  08/05/98    7,617    7,573         (44)
Pound Sterling  ......          157  08/05/98      258      261           3
Pound Sterling  ......       13,854  08/06/98   22,920   23,086         166
Pound Sterling  ......       14,802  08/07/98   24,260   24,663         403
Irish Pound ..........          365  08/05/98      512      510          (2)
Japanese Yen  ........    1,022,996  08/05/98    7,640    7,439        (201)
Japanese Yen  ........    4,175,925  08/07/98   30,560   30,371        (189)
Netherlands Guilder ..          371  08/05/98      184      183          (1)
Swedish Krona ........        1,953  08/05/98      254      245          (9)
                                                                    -------
                                                                     (1,313)
                                                                    -------
                                                                    $  (975)
                                                                    =======

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--FORWARD FOREIGN CURRENCY CONTRACTS--Continued

Strategic Bond Portfolio

                                                                Net Unrealized
                                    Maturity                    Appreciation/
          Currency Sold               Date      Cost   Value    (Depreciation)
----------------------------------  --------   ------  ------  ----------------
Australian Dollar .....   $    775  08/21/98   $  490  $  481       $  9
Belgian Franc .........      6,500  08/20/98      178     175          3
Deutsch Mark  .........      4,670  07/17/98    2,574   2,593        (19)
Deutsch Mark  .........      5,750  08/20/98    3,251   3,198         53
Spanish Peseta  .......     14,600  07/17/98       95      95          0
Finnish Markka  .......      1,100  08/20/98      202     202          0
French Franc  .........     33,080  07/17/98    5,555   5,477         78
Pound Sterling  .......        900  07/17/98    1,493   1,496         (3)
Japanese Yen  .........    321,600  08/20/98    2,253   2,344        (91)
                                                                    ----
                                                                      30

          Currency Purchased
----------------------------------

Australian Dollar .....   $      1  08/21/98   $  483  $  481       $ (2)
Spanish Peseta  .......         15  07/17/98       97      95         (2)
Japanese Yen  .........        136  08/20/98      995     991         (4)
                                                                    ----
                                                                      (8)
                                                                    ----
                                                                    $ 22
                                                                    ====

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 1998
--------------------------------------------------------------------------------
(000's Omitted)

NOTE F--OTHER MATTERS

  The amendment of (S)270.30d-1 under the Securities and Exchange Act of 1940, titled "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to a vote of the shareholders and provide final results. In adherence to this amendment, John Hancock Variable Series Trust I, solicited a vote at a special Contractowner/Policyholders meeting on April 27, 1998 on the following matters:



                                              For       Against        Abstain
                                              ---       -------       ---------
For the Managed Portfolio of the Trust:
1.   To approve changes in certain
     investment policies and
     restrictions to allow it (a) to
     invest up to 30% of its fixed
     income assets in non-U.S. dollar
     denominated securities; (b) to
     purchase forward currency exchange
     contracts, forward commitments or
     securities and "when issued"
     securities; and (c) to engage in
     certain futures and options
     transactions for non-hedging as
     well as hedging purposes. The
     resolution was adopted by,               85%         5%             10%

For the Special Opportunities Portfolio
of the Trust:
2.   To approve a change in the
     Portfolio's policies and
     subclassification from a
     "non-diversified" portfolio to a
     "diversified" portfolio. The
     resolution was adopted by,               88%         3%              9%

For the Short-term Bond Portfolio of
the Trust:
3.   To rescind the investment policy
     of investing primarily in U.S.
     Government obligations with
     maturities of less than 5 years,
     and to change its investment
     objective to allow it to invest in
     intermediate-term investment-grade
     debt obligations. The resolution
     was adopted by,                          87%         6%              7%

For the International Equity Index
Portfolio of the Trust:
4.   To approve changes in the
     investment objective and policies
     and to approve an amended Investment
     Management Agreement and new Sub-
     Investment Management Agreement that
     will permit the Portfolio to provide
     investment results that correspond to
     the major developed international
     equity markets. The resolution was
     adopted by,                              89%         3%              8%

For the International Equity Index,
Diversified Mid-cap Growth, Managed, and
Short-term Bond Portfolios of the Trust:
5.   To change the status of the
     investment objectives and policies
     to make them generally
     non-fundamental. The resolution
     was adopted by,                          84%         5%             11%

            OFFICERS AND TRUSTEES                              INVESTMENT ADVISER

           Henry D. Shaw, Chairman                 John Hancock Mutual Life Insurance Company
 Thomas J. Lee, President and Vice Chairman                    John Hancock Place
         Laura L. Mangan, Secretary                               P.O. Box 111
         Raymond F. Skiba, Treasurer                            Boston, MA 02117
    Sandra M. DaDalt, Assistant Secretary
        Patrick F. Smith, Controller
               Elizabeth Cook
             William H. Dykstra
             Joseph Kiebala, Jr.
                Frank J. Zeo

                                   SUB-INVESTMENT ADVISERS

Independence Investment Associates, Inc.                       John Hancock Advisers, Inc.
          One Liberty Square                                      101 Huntington Avenue
           Boston, MA 02109                                         Boston, MA 02199

        Brinson Partners, Inc.                                    Neuberger&Berman, LLC
       209 South La Salle Street                                    605 Third Avenue
        Chicago, IL 60604-1295                                   New York, NY 10158-3698

    Goldman Sachs Asset Management                       Rowe Price-Fleming International, Inc.
          One New York Plaza                                      100 East Pratt Street
          New York, NY 10004                                       Baltimore, MD 21202

     INVESCO Management & Research                          Scudder Kemper Investments, Inc.
          101 Federal Street                                         345 Park Avenue
           Boston, MA 02110                                      New York, NY 10154-0010

J.P. Morgan Investment Management Inc.                        State Street Global Advisors
           522 Fifth Avenue                                      Two International Place
          New York, NY 10036                                        Boston, MA 02110

       Janus Capital Corporation                             T. Rowe Price Associates, Inc.
          100 Fillmore Street                                     100 East Pratt Street
         Denver, CO 80206-4923                                     Baltimore, MD 21202

        Mellon Bond Associates                             Wellington Management Company, LLP
  One Mellon Bank Center, Suite 4135                                 75 State Street
       Pittsburgh, PA 15258-0001                                    Boston, MA 02109

    Montgomery Asset Management, LLC
         101 California Street
        San Francisco, CA 94111

                                  INDEPENDENT AUDITORS

                                    Ernst & Young LLP
                                  200 Clarendon Street
                                    Boston, MA 02116

         [John Hancock Olympic (Worldwide Sponsor) logo appears here]

The Variable Series Trust consists of 23 portfolios used to fund various John Hancock variable life and variable annuity contracts. This report must be accompanied by the required prospectus and the most current quarterly performance report for the contract offered. Investors are not able to invest directly in the Variable Series Trust.

NOT ALL OF THE PORTFOLIOS DESCRIBED IN THIS REPORT ARE AVAILABLE ON EVERY PRODUCT. PLEASE REFER TO THE PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THE INVESTMENT OPTIONS ON YOUR VARIABLE PRODUCT.




                  John Hancock Mutual Life Insurance Company
    John Hancock Variable Life Insurance Company (not licensed in New York)
                 John Hancock Distributors, Inc., Member NASD
                          Boston, Massachusetts 02117
                               www.jhancock.com